UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II
BlackRock Managed Income Fund
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Managed Income Fund

Dear Shareholder,
The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks.
While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.
Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(19.96)% (10.62)%
U.S. small cap equities
(Russell 2000
®
Index)
(23.43) (25.20)
International equities (MSCI
Europe, Australasia, Far
East Index)
(19.57) (17.77)
Emerging market equities
(MSCI Emerging Markets
Index)
(17.63) (25.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.15 0.18
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(11.34) (10.94)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(10.35) (10.29)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(8.98) (8.57)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(14.19) (12.82)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Managed Income Fund
Investment Objective
BlackRock Managed Income Fund’s (the “Fund”) investment objective is to seek to maximize current income with consideration for risk-managed total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30 2022, the Fund outperformed its Customized Reference Benchmark, a blend of 30% S&P 500
®
Index/70% Bloomberg U.S.
Aggregate Bond Index. For the same period, the Fund's Class K Shares outperformed the Bloomberg U.S. Aggregate Bond Index, while the Fund's Institutional Shares performed in line. The Fund's Investor A and C Shares underperformed the Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund is managed within a risk-controlled framework, and it strives to maintain a consistent yield with a risk profile below that of the benchmark.
What factors influenced performance?
Stocks and bonds both lost ground in the first half of 2022, as rising interest rates, surging inflation, and growth concerns weighed on markets. In this environment, the majority of the Fund’s positions detracted from absolute performance. Holdings in investment-grade bonds were the largest detractor, followed by high-yield bonds. An allocation to global equities and covered calls also hurt results at a time of poor returns for the broader market.
On the positive side, the Fund’s risk-management strategies with respect to interest rates aided performance. The Fund’s risk-management strategies in non-U.S. currencies also helped returns given that the U.S. dollar strengthened over the period. These strategies are executed through the use of derivatives.
Describe recent portfolio activity.
The investment adviser reduced portfolio risk during the period, primarily by lowering the Fund’s allocations to equities, high yield bonds and bank loans. The investment adviser also took advantage of the rise in bond yields to increase the Fund’s duration and add a measure of ballast at a time of elevated market volatility. (Duration is a measure of interest-rate sensitivity.) However, the Fund maintained a relatively low duration profile given the investment adviser’s view that the Fed would continue to raise interest rates to control surging inflation. In the latter part of the period, the investment adviser added equity calls to help the Fund participate in potential upside if the more severe growth fears did not come to fruition and the markets stabilized.
Describe portfolio positioning at period end.
The Fund was diversified across several income-producing asset classes — including investment-grade debt, floating rate loan interest, high yield bonds, global equities, covered calls, mortgage-backed securities, preferred stocks and cash — and it continued to employ risk-management strategies. The cash position was largely in place to fund pending transactions. The Fund’s duration stood at approximately 3.3 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Managed Income Fund
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 4.68% 4.49% (10.33)% (8.48)% N/A 2.25% N/A 2.77% N/A
Investor A ............... 4.24 4.10 (10.45) (8.71) (12.36)% 2.00 1.17% 2.46 2.05%
Investor C ............... 3.66 3.48 (10.69) (9.37) (10.24) 1.26 1.26 1.72 1.72
Class K ................ 4.73 4.57 (10.19) (8.40) N/A 2.33 N/A 2.84 N/A
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — (10.35) (10.29) N/A 0.88 N/A 1.54 N/A
Customized Reference
Benchmark
(d)
.......... — — (13.23) (10.17) N/A 4.20 N/A 5.05 N/A
(a)
(b)
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund’s returns between July 29, 2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(d)
A customized performance benchmark comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500
®
Index (30%).
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 896.70 $ 1.88 $ 1,000.00 $ 1,022.81 $ 2.01 0.40%
Investor A ................................ 1,000.00 895.50 3.05 1,000.00 1,021.57 3.26 0.65
Investor C ................................ 1,000.00 893.10 6.57 1,000.00 1,017.85 7.00 1.40
Class K .................................. 1,000.00 898.10 1.65 1,000.00 1,023.06 1.76 0.35
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Managed Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 41.4%
Investment Companies ............................... 16.1
Floating Rate Loan Interests ........................... 14.4
Common Stocks ................................... 9.5
Asset-Backed Securities .............................. 9.0
Equity-Linked Notes ................................. 7.3
Preferred Securities ................................. 2.0
Non-Agency Mortgage-Backed Securities .................. 0.2
Foreign Agency Obligations ............................ 0.1
Warrants ........................................ —
( b )
Other Interests .................................... —
( b )
CREDIT QUALITY ALLOCATION
Credit Rating
( c )
Percent of
Total Investments
(a)
AAA/Aaa
( d )
...................................... 6.5%
AA/Aa ......................................... 2.9
A ............................................ 21.5
BBB/Baa ....................................... 17.5
BB/Ba ......................................... 11.3
B ............................................ 17.2
CCC/Caa ....................................... 2.7
CC/Ca ........................................ 0.1
NR ........................................... 20.3
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund’s total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor C Shares performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2022
BlackRock Semi-Annual Report to Shareholders
8
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 2.34%,
01/21/35
(a)(b)
.................... USD 750 $ 697,685
AIG CLO LLC
(a)(b)
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 2.81%, 07/20/34 ... 1,000 934,654
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/34 ... 1,000 941,035
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 3.04%, 10/17/34 ... 1,000 936,797
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 2.11%, 04/20/34 ... 500 479,816
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.99%,
10/17/34
(a)(b)
.................... 1,000 926,186
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 948,282
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 948,513
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
2.24%, 10/15/31
(a)(b)
............... 500 490,131
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
2.81%, 05/24/30
(a)(b)
............... 500 481,126
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
2.21%, 10/15/30
(a)(b)
............... 250 246,516
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
2.44%, 07/15/30
(a)(b)
............... 1,000 958,048
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.10%),
3.14%, 10/17/32
(a)(b)
............... 1,000 944,543
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 3.04%,
10/22/32
(a)(b)
.................... 1,000 937,461
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 2.22%,
07/15/34
(a)(b)
.................... 500 478,868
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (LIBOR USD 3 Month + 1.18%),
2.24%, 01/20/35
(a)(b)
............... 1,000 954,197
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 2.63%, 02/28/40
(a)(b)
... 680 647,840
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 2.16%, 01/20/31
(a)(b)
... 500 489,978
Boyce Park CLO Ltd., Series 2022-1A, Class
C, (3 Month CME Term SOFR + 2.10%),
2.65%, 04/21/35
(a)(b)
............... 1,000 926,427
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 2.69%, 07/18/34 ... 1,000 935,332
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.04%, 07/18/34 ... 500 463,226
Canyon Capital CLO Ltd., Series 2016-1A,
Class CR, (LIBOR USD 3 Month + 1.90%),
2.94%, 07/15/31
(a)(b)
............... 1,000 942,960
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/31 ... 1,000 941,804
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-2A, Class AR, (LIBOR USD 3
Month + 1.19%), 2.23%, 10/15/34 ... USD 1,000 $ 961,867
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 2.49%, 01/20/34
(a)(b)
1,000 972,725
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 2.52%, 04/27/31 .. 650 627,156
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 2.28%, 07/20/30 ... 1,850 1,832,259
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 3.14%, 10/17/31 ... 500 478,043
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 2.98%, 04/25/33 ... 1,000 936,780
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
3.09%, 07/18/30
(a)(b)
............... 500 478,466
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 2.26%,
01/18/32
(a)(b)
.................... 1,000 977,697
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
3.09%, 04/15/28
(a)(b)
............... 500 484,137
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.89%, 04/15/29
(a)(b)
......... 500 480,669
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 3.19%, 01/15/34 ... 1,000 942,058
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 3.24%, 10/15/30 ... 500 474,331
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 3.23%,
10/25/30
(a)(b)
.................... 1,000 954,455
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 3.06%,
04/20/34
(a)(b)
.................... 700 654,880
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 2.32%, 11/25/35
(a)
..... 678 638,610
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 3.31%,
05/15/30
(a)(b)
.................... 400 382,094
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (LIBOR USD
3 Month + 1.20%), 2.24%, 04/16/34 .. 750 725,374
Series 2016-22A, Class BRR, (LIBOR USD
3 Month + 1.70%), 2.74%, 04/16/34 .. 500 468,690
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (LIBOR USD 3 Month +
1.20%), 2.26%, 10/20/34 ......... 1,000 965,212
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 2.81%, 10/20/34 ......... 1,500 1,405,768
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 3.31%, 10/20/34 ......... 1,000 932,937
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 2.23%,
10/15/30
(a)(b)
.................... 750 738,241
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 2.86%, 04/20/34
(a)(b)
... 2,500 2,308,783
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 2.86%, 07/20/34
(a)(b)
......... 1,000 946,574

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
2.64%, 04/15/34
(a)(b)
............... USD 300 $ 279,333
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 2.24%,
10/20/31
(a)(b)
.................... 500 490,068
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
2.24%, 07/15/34
(a)(b)
............... 1,000 969,515
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.22%), 2.28%,
04/20/34
(a)(b)
.................... 500 483,884
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 2.54%, 07/18/31
(a)(b)
......... 500 472,500
Invesco CLO Ltd., Series 2021-2A, Class A,
(LIBOR USD 3 Month + 1.12%), 2.16%,
07/15/34
(a)(b)
.................... 1,000 964,095
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (LIBOR USD 3 Month +
1.90%), 3.12%, 07/27/30
(a)(b)
......... 1,000 942,818
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 2.65%, 10/15/32 1,000 972,095
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 3.05%, 10/15/32 1,000 948,043
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 2.61%,
10/20/30
(a)(b)
.................... 1,000 948,229
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/18/30
(a)(b)
... 1,000 947,676
OCP CLO Ltd., Series 2021-22A, Class C,
(LIBOR USD 3 Month + 2.05%), 3.11%,
12/02/34
(a)(b)
.................... 500 463,604
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 2.64%, 07/15/30
(a)(b)
......... 500 477,254
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 2.74%, 10/15/33 ... 1,500 1,422,349
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.19%, 10/15/33 ... 1,000 936,510
OHA Loan Funding Ltd., Series 2013-1A,
Class BR2, (LIBOR USD 3 Month + 1.60%),
2.78%, 07/23/31
(a)(b)
............... 1,000 959,124
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 2.56%, 11/14/34 ... 1,000 964,428
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 3.11%, 11/14/34 .... 1,000 940,031
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 2.84%, 07/15/34 ... 1,000 923,349
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 500 464,675
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 500 466,815
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 3.29%, 07/15/34
(a)(b)
... 1,000 936,505
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (LIBOR USD 3
Month + 1.17%), 2.63%, 05/18/34 ... 500 481,746
Series 2020-6A, Class BR2, (LIBOR USD 3
Month + 1.70%), 3.16%, 05/18/34 ... 500 469,872
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.81%,
07/20/34
(a)(b)
.................... USD 500 $ 476,401
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(LIBOR USD 3 Month + 2.10%), 3.14%,
10/18/34
(a)(b)
.................... 750 698,809
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.20%), 2.24%,
10/18/34
(a)(b)
.................... 1,500 1,447,843
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 930,484
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 943,802
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 954,576
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 2.05%), 3.34%,
10/30/34
(a)(b)
.................... 1,000 927,785
Rad CLO 3 Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 2.52%,
04/15/32
(a)(b)
.................... 1,000 983,840
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
2.29%, 10/17/30
(a)(b)
............... 500 493,826
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 2.69%,
07/17/31
(a)(b)
.................... 650 622,992
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
2.37%, 10/25/31
(a)(b)
............... 1,000 977,063
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
3.03%, 10/25/31
(a)(b)
............... 700 679,100
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 2.86%, 10/20/30 ... 1,000 947,330
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.48%, 08/20/32 ... 500 472,549
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.18%), 2.24%, 10/20/34 ... 1,250 1,201,978
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 3.21%, 10/20/34 ... 1,000 931,204
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 2.80%,
07/21/34
(a)(b)
.................... 500 475,275
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (LIBOR USD 3 Month + 1.70%),
2.76%, 07/20/34
(a)(b)
............... 1,000 951,187
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 2.21%,
07/15/34
(a)(b)
.................... 1,000 960,068
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 2.99%, 01/29/32 ... 1,000 939,172
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 3.99%, 01/29/32 ... 1,000 930,684
TCW CLO Ltd., Series 2021-1A, Class C,
(LIBOR USD 3 Month + 1.90%), 2.96%,
03/18/34
(a)(b)
.................... 500 460,399
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(LIBOR USD 3 Month + 1.50%), 2.54%,
01/15/34
(a)(b)
.................... 1,000 934,085

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 2.31%,
04/15/33
(a)(b)
.................... USD 1,300 $ 1,270,231
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
2.41%, 07/20/30
(a)(b)
............... 1,000 965,420
Total Asset-Backed Securities — 8.7%
(Cost: $82,264,374) .............................. 78,319,852
Shares
Shares
Common Stocks
Banks — 0.5%
Bank Rakyat Indonesia Persero Tbk . PT ... 2,363,700 660,101
Citizens Financial Group, Inc. .......... 39,918 1,424,673
DBS Group Holdings Ltd. ............. 36,300 776,726
M&T Bank Corp. ................... 10,859 1,730,816
4,592,316
Beverages — 0.2%
Diageo plc ....................... 40,414 1,745,591
Biotechnology — 0.2%
AbbVie, Inc. ...................... 12,623 1,933,339
Building Products — 0.0%
AZEK Co., Inc. (The)
(c)
............... 54 904
Capital Markets — 0.2%
Intercontinental Exchange, Inc. ......... 20,032 1,883,809
Chemicals — 0.2%
Air Liquide SA ..................... 5,348 719,856
International Flavors & Fragrances, Inc. .... 5,867 698,877
1,418,733
Consumer Finance — 0.1%
Synchrony Financial ................. 43,497 1,201,387
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b)(d)
............... 11,364 442,266
Koninklijke KPN NV ................. 350,196 1,246,043
TELUS Corp. ..................... 77,162 1,718,641
3,406,950
Electric Utilities — 0.2%
EDP - Energias de Portugal SA ......... 397,448 1,852,241
Electrical Equipment — 0.2%
Schneider Electric SE ................ 11,400 1,358,373
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. ................. 9,900 1,120,185
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 22,434 647,670
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. ...... 2,987 433,205
American Tower Corp. ............... 1,451 370,861
Assura plc ....................... 591,813 471,151
Boston Properties, Inc. ............... 3,717 330,739
Community Healthcare Trust, Inc. ........ 3,663 132,637
Covivio ......................... 3,280 183,246
Cromwell European REIT
(d)
............ 102,000 208,437
Crown Castle International Corp. ........ 2,233 375,993
Digital Realty Trust, Inc. .............. 2,402 311,852
EPR Properties .................... 6,526 306,265
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix , Inc. ...................... 482 $ 316,684
ESR Kendall Square REIT Co. Ltd. ....... 71,666 310,698
Goodman Group ................... 28,427 351,009
LondonMetric Property plc ............. 64,267 178,612
Medical Properties Trust, Inc. ........... 7,907 120,740
Outfront Media, Inc. ................. 22,530 381,883
Physicians Realty Trust ............... 23,137 403,741
Prologis, Inc. ...................... 5,131 603,662
Rexford Industrial Realty, Inc. .......... 6,335 364,833
Secure Income REIT plc .............. 31,844 182,577
SL Green Realty Corp. ............... 5,756 265,639
Spirit Realty Capital, Inc. .............. 10,250 387,245
Sun Communities, Inc. ............... 2,877 458,479
Target Healthcare REIT plc ............ 181,170 239,063
UDR, Inc. ........................ 9,985 459,709
VICI Properties, Inc. ................. 14,222 423,673
Warehouses De Pauw CVA ............ 8,515 268,684
Welltower , Inc. ..................... 5,604 461,489
9,302,806
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV ......... 228,723 787,072
Health Care Equipment & Supplies — 0.2%
Medtronic plc ..................... 18,946 1,700,404
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc. .............. 3,936 2,021,648
Household Durables — 0.1%
Taylor Wimpey plc .................. 712,452 1,014,846
Household Products — 0.3%
Reckitt Benckiser Group plc ............ 30,736 2,311,724
Insurance — 0.6%
Assurant, Inc. ..................... 9,017 1,558,588
Prudential plc ..................... 152,993 1,903,116
Zurich Insurance Group AG ............ 3,371 1,470,004
4,931,708
IT Services — 0.5%
Fidelity National Information Services, Inc. .. 19,921 1,826,158
GDS Holdings Ltd., Class A
(c)
........... 58,400 245,583
NEXTDC Ltd.
(c)
.................... 32,725 240,855
Paychex, Inc. ..................... 7,090 807,339
SUNeVision Holdings Ltd. ............. 206,000 157,313
Visa, Inc., Class A .................. 8,222 1,618,830
4,896,078
Leisure Products — 0.2%
Hasbro, Inc. ...................... 22,058 1,806,109
Machinery — 0.3%
Epiroc AB, Class A .................. 78,569 1,218,217
Otis Worldwide Corp. ................ 20,355 1,438,488
2,656,705
Media — 0.2%
Comcast Corp., Class A .............. 41,891 1,643,803
Oil, Gas & Consumable Fuels — 0.2%
Chevron Corp. ..................... 4,925 713,042
Williams Cos., Inc. (The) .............. 24,715 771,355
1,484,397
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 6,163 1,569,531

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 17,680 $ 2,332,377
Novo Nordisk A/S, Class B ............ 20,382 2,260,413
Sanofi .......................... 25,009 2,522,059
7,114,849
Professional Services — 0.2%
NMG, Inc.
(c)
....................... 265 46,110
RELX plc ........................ 79,603 2,152,700
2,198,810
Real Estate Management & Development — 0.1%
Aroundtown SA .................... 64,751 207,099
ESR Group Ltd.
(b)(c)(d)
................ 93,200 252,726
Hulic Co. Ltd. ..................... 38,700 300,167
VGP NV ......................... 698 111,346
Vonovia SE ....................... 14,150 437,808
1,309,146
Semiconductors & Semiconductor Equipment — 0.4%
MediaTek , Inc. ..................... 45,000 987,803
Taiwan Semiconductor Manufacturing Co. Ltd. 116,000 1,859,057
Texas Instruments, Inc. ............... 6,543 1,005,332
3,852,192
Software — 0.4%
Intuit, Inc. ........................ 2,996 1,154,778
Microsoft Corp. .................... 10,971 2,817,682
3,972,460
Textiles, Apparel & Luxury Goods — 0.4%
EssilorLuxottica SA ................. 9,707 1,471,704
Kering SA ........................ 2,040 1,057,183
LVMH Moet Hennessy Louis Vuitton SE .... 1,674 1,025,958
3,554,845
Tobacco — 0.2%
Philip Morris International, Inc. .......... 14,977 1,478,829
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 12,603 1,411,820
Wireless Telecommunication Services — 0.1%
KDDI Corp. ....................... 34,700 1,094,243
Total Common Stocks — 9.3%
(Cost: $90,631,047) .............................. 83,275,523
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
3.85%, 11/01/48 ................. USD 175 123,568
3.90%, 05/01/49 ................. 100 70,945
5.81%, 05/01/50 ................. 610 560,268
5.93%, 05/01/60 ................. 100 91,042
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 10 9,038
7.13%, 06/15/26 ................. 566 466,656
7.88%, 04/15/27 ................. 210 174,806
6.00%, 02/15/28 ................. 173 129,646
7.45%, 05/01/34 ................. 100 74,995
General Dynamics Corp., 4.25%, 04/01/40 . 100 95,601
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 1,982
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 75 74,379
3.85%, 12/15/26 ................. 100 97,987
4.40%, 06/15/28 ................. 690 677,656
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
2.90%, 12/15/29 ................. USD 250 $ 221,572
5.05%, 04/27/45 ................. 50 48,595
Lockheed Martin Corp., 4.07%, 12/15/42 .. 115 106,771
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
35 34,668
Northrop Grumman Corp.
3.25%, 01/15/28 ................. 190 180,599
3.85%, 04/15/45 ................. 100 84,181
5.25%, 05/01/50 ................. 250 264,666
Raytheon Technologies Corp.
4.50%, 06/01/42 ................. 500 476,799
3.03%, 03/15/52 ................. 450 335,093
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 400 360,520
Spirit AeroSystems , Inc.
(b)
5.50%, 01/15/25 ................. 57 52,725
7.50%, 04/15/25 ................. 28 26,005
TransDigm , Inc.
8.00%, 12/15/25
(b)
................ 557 563,261
6.25%, 03/15/26
(b)
................ 1,621 1,562,239
6.38%, 06/15/26 ................. 12 11,220
7.50%, 03/15/27 ................. 39 36,793
4.63%, 01/15/29 ................. 131 105,457
4.88%, 05/01/29 ................. 104 84,660
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 378 380,786
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 92 53,618
7,638,797
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 40 36,456
4.25%, 05/15/30 ................. 150 145,596
4.55%, 04/01/46 ................. 195 175,006
5.25%, 05/15/50 ................. 75 74,676
431,734
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
......... 176 148,877
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 15 13,428
American Airlines Pass-Through Trust
Series 2019-1, Class B, 3.85%, 02/15/28 65 54,685
Series 2017-1, Class AA, 3.65%, 02/15/29 59 55,064
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 627 648,883
5.50%, 04/20/26 ................. 319 292,642
5.75%, 04/20/29 ................. 284 242,583
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 35 30,721
Delta Air Lines, Inc.
3.80%, 04/19/23 ................. 100 99,000
7.00%, 05/01/25
(b)
................ 59 59,719
4.75%, 10/20/28
(b)
................ 136 128,283
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 86 77,073
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
261 256,019
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
13 13,491
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 29 27,586
Series 2020-1, Class A, 5.88%, 10/15/27 572 561,609
Series 2019-2, Class AA, 2.70%, 05/01/32 41 34,917
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 391 344,538
4.63%, 04/15/29 ................. 361 306,225
3,395,343

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
...... USD 21 $ 21,840
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
173 160,890
Aptiv plc
2.40%, 02/18/25 ................. 145 138,475
3.25%, 03/01/32 ................. 265 225,141
5.40%, 03/15/49 ................. 25 22,680
3.10%, 12/01/51 ................. 205 132,211
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 100 100,867
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 340 336,753
6.25%, 05/15/26 ................. 493 474,512
8.50%, 05/15/27 ................. 1,227 1,185,865
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 67 57,881
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 42 31,017
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 47 48,606
5.00%, 07/15/29 ................. 22 18,220
5.63%, 04/30/33 ................. 116 92,902
Icahn Enterprises LP
4.75%, 09/15/24 ................. 109 101,730
6.25%, 05/15/26 ................. 38 35,574
5.25%, 05/15/27 ................. 157 139,077
4.38%, 02/01/29 ................. 91 73,543
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 24 17,862
3,415,646
Automobiles — 0.8%
BMW US Capital LLC, 1.25%, 08/12/26
(b)
.. 60 53,710
Daimler Finance North America LLC
(b)
3.25%, 08/01/24 ................. 175 172,689
1.45%, 03/02/26 ................. 150 135,850
Ford Motor Co.
0.00%, 03/15/26
(e)(f)
............... 76 69,312
4.35%, 12/08/26 ................. 182 168,682
3.25%, 02/12/32 ................. 320 239,328
4.75%, 01/15/43 ................. 21 14,959
5.29%, 12/08/46 ................. 60 46,015
General Motors Co.
5.40%, 10/02/23 ................. 325 329,855
4.00%, 04/01/25 ................. 425 419,321
6.13%, 10/01/25 ................. 50 51,687
6.80%, 10/01/27 ................. 225 236,894
6.25%, 10/02/43 ................. 311 296,286
6.75%, 04/01/46 ................. 60 60,203
5.40%, 04/01/48 ................. 135 117,437
5.95%, 04/01/49 ................. 99 91,933
Hyundai Capital America
(b)
0.80%, 01/08/24 ................. 675 641,077
1.00%, 09/17/24 ................. 455 422,227
1.80%, 10/15/25 ................. 395 361,260
Nissan Motor Acceptance Co. LLC
(b)
3.88%, 09/21/23 ................. 78 77,458
2.00%, 03/09/26 ................. 700 605,619
2.45%, 09/15/28 ................. 115 92,727
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 ................. 200 196,622
3.52%, 09/17/25 ................. 410 387,912
4.35%, 09/17/27 ................. 660 605,716
Stellantis Finance US, Inc., 1.71%, 01/29/27
(b)
200 173,911
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... 26 20,592
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 300 297,587
1.25%, 11/24/25 ................. 400 357,909
Security
Par (000)
Par (000) Value
Automobiles (continued)
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 31 $ 28,388
6,773,166
Banks — 6.8%
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(g)
.. 800 673,329
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 235,500
Banco Santander SA
3.13%, 02/23/23 ................. 200 199,162
3.85%, 04/12/23 ................. 200 199,820
2.71%, 06/27/24 ................. 200 194,077
2.75%, 05/28/25 ................. 200 189,379
1.85%, 03/25/26 ................. 400 359,490
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 200 173,595
3.31%, 06/27/29 ................. 200 181,602
Bank of America Corp.
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... 400 398,243
4.20%, 08/26/24 ................. 300 300,574
4.00%, 01/22/25 ................. 250 248,889
(SOFR + 0.67%), 1.84%, 02/04/25
(a)
... 60 57,838
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 78,846
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 795 769,278
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 214,313
(SOFR + 0.65%), 1.53%, 12/06/25
(a)
... 60 55,827
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 290 280,863
(LIBOR USD 3 Month + 0.64%), 2.02%,
02/13/26
(a)
................... 300 281,169
1.32%, 06/19/26 ................. 1,073 975,400
4.25%, 10/22/26 ................. 91 89,718
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 100 89,481
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 52 46,604
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
... 700 636,628
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 142,988
(SOFR + 1.58%), 4.38%, 04/27/28
(a)
... 310 305,186
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 282,931
3.42%, 12/20/28 ................. 960 894,008
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
... 150 128,457
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 145 136,965
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 300 268,936
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
... 295 250,202
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 420 352,597
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
... 425 350,545
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 440 374,846
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... 470 457,409
Series L, 4.75%, 04/21/45 .......... 185 167,917
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 175 150,825
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 30 20,543
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
............... 200 199,261
Barclays Bank plc
(e)(f)
0.00%, 02/04/25 ................. 234 321,449
Series VUN, 0.00%, 02/18/25 ........ 369 368,298

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(g)
......................... USD 475 $ 466,687
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 400 379,634
3.65%, 03/16/25 ................. 250 244,474
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 200 196,742
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(g)
.................... 775 719,570
4.38%, 01/12/26 ................. 400 395,882
5.20%, 05/12/26 ................. 270 268,848
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(g)
.................... 200 153,372
4.84%, 05/09/28 ................. 200 192,401
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 400 377,559
BNP Paribas SA
4.25%, 10/15/24 ................. 200 199,189
3.38%, 01/09/25
(b)
................ 400 390,659
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(a)(b)
.................. 200 199,896
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)(b)
.................. 200 191,055
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
.. 200 176,691
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(g)
........................ 200 190,128
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(a)(b)(g)
................... 1,150 848,698
BofA Finance LLC, 0.13%, 09/01/22
(e)
.... 262 260,821
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 650 636,642
(SOFR + 1.37%), 4.14%, 05/24/25
(a)
... 135 134,449
4.60%, 03/09/26 ................. 400 400,506
(SOFR + 2.84%), 3.11%, 04/08/26
(a)
.... 950 911,958
3.40%, 05/01/26 ................. 175 169,028
3.20%, 10/21/26 ................. 100 95,154
4.30%, 11/20/26 ................. 155 152,767
(SOFR + 0.77%), 1.12%, 01/28/27
(a)
... 375 331,115
4.45%, 09/29/27 ................. 850 832,432
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 300 288,436
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 125 118,007
4.13%, 07/25/28 ................. 100 95,921
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 125 116,791
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 250 218,203
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 200 191,014
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 595 500,150
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 190 156,439
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
... 65 55,098
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
... 545 491,041
(SOFR + 2.09%), 4.91%, 05/24/33
(a)
... 130 128,274
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
.... 130 94,220
Commonwealth Bank of Australia
(b)
1.13%, 06/15/26 ................. 115 102,888
3.78%, 03/14/32 ................. 240 211,425
Security
Par (000)
Par (000) Value
Banks (continued)
Cooperatieve Rabobank UA
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ............... USD 295 $ 269,078
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ............... 250 220,523
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%),
1.98%, 12/15/27 ............... 555 493,485
Credit Agricole SA
(a)(b)
(USD Swap Semi 5 Year + 6.19%), 8.13%
(g)
1,225 1,254,768
(SOFR + 0.89%), 1.25%, 01/26/27 ..... 250 220,076
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75%
(g)
..................... 810 629,505
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 485 478,529
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 200 196,703
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(g)
.................... 725 681,091
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(b)
.............. 200 178,993
Discover Bank
4.20%, 08/08/23 ................. 250 250,862
(USD Swap Semi 5 Year + 1.73%), 4.68%,
08/09/28
(a)
................... 375 364,557
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.72%),
1.54%, 05/25/27
(a)(b)
.............. 200 178,435
HSBC Holdings plc
4.25%, 03/14/24 ................. 225 223,930
(SOFR + 0.53%), 0.73%, 08/17/24
(a)
... 880 843,656
(SOFR + 0.58%), 1.16%, 11/22/24
(a)
.... 200 190,939
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 200 197,200
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
... 235 219,120
(SOFR + 1.40%), 2.63%, 11/07/25
(a)
.... 250 238,381
(SOFR + 1.51%), 4.18%, 12/09/25
(a)
... 530 521,579
(SOFR + 1.43%), 3.00%, 03/10/26
(a)
... 200 190,368
(SOFR + 1.54%), 1.65%, 04/18/26
(a)
... 300 274,827
4.38%, 11/23/26 ................. 250 244,368
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(g)
.................... 260 199,850
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 320 262,777
Huntington National Bank (The), (SOFRINDX +
1.65%), 4.55%, 05/17/28
(a)
.......... 405 402,175
ING Groep NV
4.10%, 10/02/23 ................. 200 200,533
3.55%, 04/09/24 ................. 200 198,199
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 200 181,675
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(g)
.................... 860 622,824
Intesa Sanpaolo SpA, 3.13%, 07/14/22
(b)
.. 620 620,025

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... USD 400 $ 398,629
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 550 523,712
(3 Month CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
.............. 435 407,353
(SOFR + 1.32%), 4.08%, 04/26/26
(a)
... 1,530 1,510,916
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 200 177,790
4.13%, 12/15/26 ................. 400 396,407
(3 Month CME Term SOFR + 0.70%),
1.04%, 02/04/27
(a)
.............. 490 433,367
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 800 711,933
(SOFR + 0.77%), 1.47%, 09/22/27
(a)
... 125 109,633
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 160 142,251
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
... 225 193,506
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 86,338
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 280 235,593
(SOFR + 1.18%), 2.55%, 11/08/32
(a)
.... 45 37,388
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
... 255 218,882
6.40%, 05/15/38 ................. 60 67,917
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 455 401,032
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 535 414,730
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
... 350 271,922
5.63%, 08/16/43 ................. 50 51,900
4.85%, 02/01/44 ................. 65 62,271
4.95%, 06/01/45 ................. 160 152,691
Series W, (LIBOR USD 3 Month + 1.00%),
2.41%, 05/15/47
(a)
.............. 117 88,923
Lloyds Banking Group plc
4.05%, 08/16/23 ................. 510 511,244
4.50%, 11/04/24 ................. 400 399,014
4.45%, 05/08/25 ................. 400 400,349
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(g)
......................... 200 194,934
4.58%, 12/10/25 ................. 340 333,361
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
.............. 200 189,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(g)
.................... 200 188,264
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 200 177,741
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 220 219,800
3.41%, 03/07/24 ................. 70 69,448
1.41%, 07/17/25 ................. 400 367,260
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%),
1.64%, 10/13/27
(a)
.............. 200 176,283
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
2.34%, 01/19/28
(a)
.............. 200 180,271
3.96%, 03/02/28 ................. 105 101,248
3.20%, 07/18/29 ................. 200 180,433
2.05%, 07/17/30 ................. 200 163,087
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
............... 220 213,869
National Australia Bank Ltd., 3.91%, 06/09/27 250 247,112
NatWest Group plc
3.88%, 09/12/23 ................. 650 647,857
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 380 373,186
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... USD 500 $ 494,859
4.80%, 04/05/26 ................. 200 199,235
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(a)
.............. 200 175,350
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. 400 363,620
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.27%),
5.52%, 09/30/28
(a)
.............. 230 231,638
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 192,078
(LIBOR USD 3 Month + 1.91%), 5.08%,
01/27/30
(a)
................... 200 195,746
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 400 319,316
Nordea Bank Abp
(b)
3.75%, 08/30/23 ................. 220 220,217
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(g)
.................... 550 524,656
1.50%, 09/30/26 ................. 800 710,705
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(g)
.................... 260 191,492
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 430 431,044
2.20%, 11/01/24 ................. 100 96,851
3.45%, 04/23/29 ................. 70 65,319
2.55%, 01/22/30 ................. 75 65,229
Royal Bank of Canada, 3.38%, 04/14/25 ... 100 98,675
Santander UK Group Holdings plc
(a)
(LIBOR USD 3 Month + 1.57%), 4.80%,
11/15/24 .................... 200 200,006
(SOFR + 1.22%), 2.47%, 01/11/28 ..... 300 265,074
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 490,399
Skandinaviska Enskilda Banken AB
(b)
0.85%, 09/02/25 ................. 200 181,014
1.20%, 09/09/26 ................. 200 178,404
Societe Generale SA
(a)(b)(g)
(USD Swap Rate 5 Year + 5.87%), 8.00% 400 391,820
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ...................... 400 310,000
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(g)
............. 400 292,366
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 ................. 250 240,766
2.35%, 01/15/25 ................. 200 191,268
1.40%, 09/17/26 ................. 200 176,558
3.54%, 01/17/28 ................. 100 94,944
3.94%, 07/19/28 ................. 100 96,027
2.75%, 01/15/30 ................. 250 217,376
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 250 222,635
Toronto-Dominion Bank (The), 3.77%, 06/06/25 530 526,991
Truist Financial Corp., (SOFR + 0.61%), 1.27%,
03/02/27
(a)
.................... 300 268,702
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(d)(g)
.............. 400 375,000

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp, 1.38%, 07/22/30 ......... USD 5 $ 3,984
Wells Fargo & Co.
3.75%, 01/24/24 ................. 480 481,137
(LIBOR USD 3 Month + 0.75%), 2.16%,
02/11/26
(a)
................... 320 300,757
(SOFR + 1.32%), 3.91%, 04/25/26
(a)
... 950 934,311
4.30%, 07/22/27 ................. 131 129,551
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 395 374,123
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
... 150 134,329
4.15%, 01/24/29 ................. 75 72,500
(SOFR + 1.43%), 2.88%, 10/30/30
(a)
... 75 65,953
5.61%, 01/15/44 ................. 150 150,953
4.40%, 06/14/46 ................. 360 313,350
4.75%, 12/07/46 ................. 100 91,545
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 275 269,720
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 135 107,449
3.13%, 11/18/41 ................. 135 98,965
60,889,385
Beverages — 0.3%
Anheuser-Busch Cos. LLC
3.65%, 02/01/26 ................. 245 241,016
4.70%, 02/01/36 ................. 320 306,569
4.90%, 02/01/46 ................. 407 382,535
Anheuser-Busch InBev Finance, Inc., 4.90%,
02/01/46 ..................... 115 108,087
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 140 142,431
4.95%, 01/15/42 ................. 25 23,796
4.44%, 10/06/48 ................. 55 48,238
5.55%, 01/23/49 ................. 70 71,493
4.50%, 06/01/50 ................. 205 184,290
4.75%, 04/15/58 ................. 320 286,372
5.80%, 01/23/59 ................. 105 109,209
4.60%, 06/01/60 ................. 225 196,676
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 300 234,042
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 ................. 32 32,251
4.50%, 04/15/52 ................. 110 96,964
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
42 29,820
2,493,789
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/24 ................. 100 96,796
3.80%, 03/15/25 ................. 75 74,400
3.60%, 05/14/25 ................. 465 457,438
3.20%, 05/14/26 ................. 225 216,738
2.95%, 11/21/26 ................. 1,145 1,084,941
4.50%, 05/14/35 ................. 350 339,696
4.05%, 11/21/39 ................. 215 191,722
4.75%, 03/15/45 ................. 100 94,033
4.45%, 05/14/46 ................. 230 208,635
4.88%, 11/14/48 ................. 150 143,742
4.25%, 11/21/49 ................. 287 254,779
Amgen, Inc.
2.60%, 08/19/26 ................. 125 118,221
2.00%, 01/15/32 ................. 120 97,664
4.40%, 05/01/45 ................. 30 27,054
4.56%, 06/15/48 ................. 35 32,107
3.00%, 01/15/52 ................. 150 106,363
4.20%, 02/22/52 ................. 85 74,576
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.40%, 02/22/62 ................. USD 143 $ 124,456
Gilead Sciences, Inc.
3.70%, 04/01/24 ................. 100 100,084
3.50%, 02/01/25 ................. 335 330,970
3.65%, 03/01/26 ................. 165 162,038
4.80%, 04/01/44 ................. 25 24,187
4.50%, 02/01/45 ................. 82 75,489
4.75%, 03/01/46 ................. 304 291,436
4,727,565
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 49 45,179
6.38%, 06/15/30 ................. 175 170,900
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 265 207,877
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,502
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 102 65,529
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 26 18,777
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 30 28,800
4.63%, 12/15/25 ................. 5 4,250
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 23 20,815
3.50%, 02/15/30 ................. 81 64,473
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 31 25,483
9.75%, 07/15/28 ................. 36 30,780
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
374 316,116
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 55 49,091
4.38%, 07/15/30 ................. 212 167,215
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 50,605
1,275,392
Capital Markets — 2.7%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
39 33,236
Bank of New York Mellon Corp. (The), (SOFR +
1.15%), 3.99%, 06/13/28
(a)
.......... 250 247,075
Blackstone Private Credit Fund
(b)
2.70%, 01/15/25 ................. 195 177,930
4.70%, 03/24/25 ................. 95 91,262
2.63%, 12/15/26 ................. 275 230,403
3.25%, 03/15/27 ................. 470 398,758
Charles Schwab Corp. (The)
3.63%, 04/01/25 ................. 200 198,618
1.15%, 05/13/26 ................. 300 270,632
2.45%, 03/03/27 ................. 110 102,587
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 74 61,050
Credit Suisse AG, 2.95%, 04/09/25 ...... 250 239,269
Credit Suisse Group AG
3.80%, 06/09/23 ................. 600 594,303
3.75%, 03/26/25 ................. 250 242,160
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
.. 250 235,206
4.55%, 04/17/26 ................. 250 244,341
(SOFR + 0.98%), 1.31%, 02/02/27
(a)(b)
.. 330 283,647
Deutsche Bank AG
2.22%, 09/18/24 ................. 740 713,438
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
... 555 518,623
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(a)(g)
.............. 800 690,000
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
.... 150 133,181
(SOFR + 1.32%), 2.55%, 01/07/28
(a)
... 450 389,524

BlackRock Managed Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
3.20%, 02/23/23 ................. USD 445 $ 445,155
3.50%, 01/23/25 ................. 350 344,805
3.50%, 04/01/25 ................. 460 450,917
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 295 286,613
4.25%, 10/21/25 ................. 100 99,228
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 100 90,976
3.75%, 02/25/26 ................. 100 98,025
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(g)
.................... 400 310,528
3.50%, 11/16/26 ................. 285 273,431
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 510 452,070
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
... 250 221,263
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 300 272,273
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 70,711
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 125 120,149
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 575 454,215
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 195 161,896
2.38%, 07/21/32 ................. 100 80,866
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
... 275 226,610
6.13%, 02/15/33 ................. 90 98,070
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 1,294 1,105,174
6.75%, 10/01/37 ................. 175 193,799
5.15%, 05/22/45 ................. 65 61,739
Intercontinental Exchange, Inc.
4.00%, 09/15/27 ................. 184 181,029
4.60%, 03/15/33 ................. 175 173,983
4.25%, 09/21/48 ................. 5 4,451
5.20%, 06/15/62 ................. 70 69,784
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c)(h)(i)
.................. 203 —
Morgan Stanley
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 1,105 1,083,184
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 100 99,652
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
... 335 330,711
(SOFR + 0.53%), 0.79%, 05/30/25
(a)
... 455 423,567
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 454 437,372
3.88%, 01/27/26 ................. 250 246,213
2.19%, 04/28/26 ................. 575 538,288
(SOFR + 0.72%), 0.99%, 12/10/26
(a)
... 420 372,091
3.63%, 01/20/27 ................. 275 266,354
3.95%, 04/23/27 ................. 210 203,350
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 710 630,238
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 1,140 999,814
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
... 200 181,808
3.59%, 07/22/28 ................. 75 71,001
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 300 284,654
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 165 151,560
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
... 160 126,875
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 250 214,263
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 55 43,286
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 40 27,771
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 12 10,636
3.63%, 09/01/30 ................. 58 48,354
3.88%, 02/15/31 ................. 16 13,680
3.63%, 11/01/31 ................. 49 40,334
3.25%, 08/15/33 ................. 104 82,897
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. USD 200 $ 175,127
2.61%, 07/14/31 ................. 200 159,513
Northern Trust Corp., 3.15%, 05/03/29 .... 50 47,132
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
.................... 75 72,002
S&P Global, Inc.
(b)
2.45%, 03/01/27 ................. 150 140,400
2.90%, 03/01/32 ................. 105 93,578
3.70%, 03/01/52 ................. 30 25,611
State Street Corp.
(a)
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 54,894
(LIBOR USD 3 Month + 1.00%), 2.83%,
06/15/47 .................... 1,788 1,412,502
UBS Group AG
(a)
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... 925 924,676
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(g)
......................... 800 779,298
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 255 246,915
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(g)
......................... 200 198,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(g)
.................... 520 434,959
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 255 223,146
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(g)
.................... 200 146,320
24,505,029
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 47,062
Ashland LLC, 3.38%, 09/01/31
(b)
........ 112 91,098
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 200 179,720
3.38%, 02/15/29 ................. 300 244,911
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 31,533
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 339 271,098
Dow Chemical Co. (The), 3.60%, 11/15/50 . 20 15,268
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 110 108,886
5.42%, 11/15/48 ................. 61 60,573
Eastman Chemical Co., 4.80%, 09/01/42 .. 65 57,740
Ecolab, Inc., 2.70%, 12/15/51 ......... 265 188,983
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 827 682,383
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 229 192,753
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 217 201,267
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 46 45,770
HB Fuller Co., 4.25%, 10/15/28 ........ 36 30,206
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 166,160
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 140 110,600
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 21,775
International Flavors & Fragrances, Inc.
(b)
1.23%, 10/01/25 ................. 140 126,302
1.83%, 10/15/27 ................. 660 568,600
2.30%, 11/01/30 ................. 35 28,765
Kobe US Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 87 79,574
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 43 36,227

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
LYB International Finance III LLC
1.25%, 10/01/25 ................. USD 241 $ 218,071
4.20%, 10/15/49 ................. 75 60,945
3.63%, 04/01/51 ................. 100 73,902
LyondellBasell Industries NV, 4.63%, 02/26/55 25 21,379
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 40,034
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 67 63,683
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 40,426
Scotts Miracle- Gro Co. (The)
4.00%, 04/01/31 ................. 85 63,538
4.38%, 02/01/32 ................. 10 7,602
Sherwin-Williams Co. (The)
2.30%, 05/15/30 ................. 45 37,975
4.50%, 06/01/47 ................. 100 88,618
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
771 567,649
4,871,076
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
4.13%, 06/15/23 ................. 14 13,752
4.88%, 07/15/32
(b)
................ 9 7,164
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 516 473,497
9.75%, 07/15/27 ................. 425 359,694
4.63%, 06/01/28 ................. 607 497,496
6.00%, 06/01/29 ................. 400 290,469
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 38 30,685
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 50 39,710
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 172 159,513
5.75%, 07/15/29 ................. 101 78,193
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 310 297,025
6.38%, 05/01/25 ................. 40 39,134
5.00%, 02/01/28 ................. 73 66,153
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 13,471
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 66 60,390
5.13%, 07/15/29 ................. 256 232,320
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 100 81,372
5.00%, 09/01/30 ................. 32 26,122
Garda World Security Corp., 4.63%, 02/15/27
(b)
39 33,540
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 18 16,987
3.75%, 08/01/25 ................. 28 25,970
5.13%, 12/15/26 ................. 388 371,044
4.00%, 08/01/28 ................. 130 107,250
3.50%, 09/01/28 ................. 109 93,468
4.75%, 06/15/29 ................. 98 81,095
4.38%, 08/15/29 ................. 126 101,430
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 141 131,333
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 22,626
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 285 218,401
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 49 45,506
5.88%, 10/01/30 ................. 203 186,387
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 24 23,460
5.75%, 04/15/26 ................. 22 20,515
6.25%, 01/15/28 ................. 255 213,332
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 39,945
Republic Services, Inc., 0.88%, 11/15/25 ... 40 36,209
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 25 24,479
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... USD 13 $ 10,628
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 208 184,766
4,754,531
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 414 270,135
Ciena Corp., 4.00%, 01/31/30
(b)
........ 41 35,388
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 174 150,510
CommScope , Inc.
(b)
6.00%, 03/01/26 ................. 59 54,341
8.25%, 03/01/27 ................. 73 57,707
7.13%, 07/01/28 ................. 80 60,806
4.75%, 09/01/29 ................. 110 88,736
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 250 241,775
4.60%, 05/23/29 ................. 285 272,673
2.30%, 11/15/30 ................. 120 93,891
2.75%, 05/24/31 ................. 275 222,211
5.50%, 09/01/44 ................. 10 9,308
Nokia OYJ, 6.63%, 05/15/39 .......... 32 31,640
ViaSat , Inc.
(b)
5.63%, 09/15/25 ................. 143 115,663
5.63%, 04/15/27 ................. 30 25,940
6.50%, 07/15/28 ................. 135 92,991
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 183 153,265
1,976,980
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 130 110,312
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 30,559
MasTec, Inc., 4.50%, 08/15/28 ......... 50 44,984
185,855
Consumer Finance — 1.7%
AerCap Ireland Capital DAC
3.30%, 01/23/23 ................. 445 443,229
4.13%, 07/03/23 ................. 150 148,505
4.88%, 01/16/24 ................. 175 174,085
3.50%, 01/15/25 ................. 1,060 1,012,338
4.45%, 10/01/25 ................. 270 260,924
2.45%, 10/29/26 ................. 375 326,536
3.65%, 07/21/27 ................. 220 199,806
3.00%, 10/29/28 ................. 165 138,983
3.30%, 01/30/32 ................. 150 120,074
Ally Financial, Inc.
5.75%, 11/20/25 ................. 609 599,978
2.20%, 11/02/28 ................. 160 130,296
American Express Co.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(g)
.................... 1,275 1,037,353
2.55%, 03/04/27 ................. 245 228,284
American Honda Finance Corp.
2.15%, 09/10/24 ................. 50 48,353
1.50%, 01/13/25 ................. 200 189,788
1.20%, 07/08/25 ................. 100 92,284
1.00%, 09/10/25 ................. 625 569,983
1.30%, 09/09/26 ................. 125 112,857
Capital One Financial Corp.
3.90%, 01/29/24 ................. 180 179,705
3.75%, 04/24/24 ................. 330 328,704
3.30%, 10/30/24 ................. 300 292,672
(SOFR + 0.69%), 1.34%, 12/06/24
(a)
... 430 412,066
4.25%, 04/30/25 ................. 135 134,604
(SOFR + 1.37%), 4.17%, 05/09/25
(a)
... 165 162,584
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
... 605 571,223

BlackRock Managed Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(g)
.................... USD 1,000 $ 802,500
3.80%, 01/31/28 ................. 195 183,413
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
.... 25 20,099
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 28 23,244
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. 300 297,822
3.81%, 01/09/24 ................. 200 194,039
5.58%, 03/18/24 ................. 400 398,000
4.13%, 08/04/25 ................. 200 189,437
3.38%, 11/13/25 ................. 255 229,620
2.70%, 08/10/26 ................. 200 170,430
4.95%, 05/28/27 ................. 200 185,750
2.90%, 02/16/28 ................. 200 161,152
5.11%, 05/03/29 ................. 200 179,295
4.00%, 11/13/30 ................. 200 162,051
3.63%, 06/17/31 ................. 200 155,000
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 175 174,703
4.15%, 06/19/23 ................. 240 240,147
4.00%, 01/15/25 ................. 50 49,279
4.35%, 04/09/25 ................. 535 528,405
4.30%, 07/13/25 ................. 35 34,434
1.25%, 01/08/26 ................. 530 466,707
4.35%, 01/17/27 ................. 480 460,467
2.35%, 02/26/27 ................. 100 88,080
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 84 63,445
John Deere Capital Corp., 3.90%, 06/07/32 . 140 138,399
Navient Corp.
6.13%, 03/25/24 ................. 20 18,963
5.88%, 10/25/24 ................. 23 21,141
5.50%, 03/15/29 ................. 103 79,404
OneMain Finance Corp.
6.88%, 03/15/25 ................. 159 150,694
7.13%, 03/15/26 ................. 35 32,348
3.50%, 01/15/27 ................. 110 88,000
6.63%, 01/15/28 ................. 108 96,526
5.38%, 11/15/29 ................. 21 17,017
4.00%, 09/15/30 ................. 115 85,244
SLM Corp., 3.13%, 11/02/26 .......... 65 52,485
Synchrony Financial
4.25%, 08/15/24 ................. 150 149,069
4.88%, 06/13/25 ................. 3 2,966
4.50%, 07/23/25 ................. 72 70,050
3.95%, 12/01/27 ................. 90 82,044
Toyota Motor Credit Corp.
1.80%, 02/13/25 ................. 100 95,337
0.80%, 10/16/25 ................. 115 104,598
1.15%, 08/13/27 ................. 340 295,976
2.15%, 02/13/30 ................. 190 164,485
1.90%, 09/12/31 ................. 75 61,507
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
67 53,600
15,232,586
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 400 296,704
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
............... 710 569,775
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
.................... 200 142,612
Ball Corp.
2.88%, 08/15/30 ................. 12 9,659
3.13%, 09/15/31 ................. 206 166,168
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Berry Global, Inc., 1.57%, 01/15/26 ...... USD 605 $ 539,490
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 284 266,855
8.75%, 04/15/30 ................. 228 196,666
Crown Americas LLC, 4.25%, 09/30/26 ... 34 31,365
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 154 157,313
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 8,025
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 14,163
3.50%, 03/15/28 ................. 143 122,982
LABL, Inc., 5.88%, 11/01/28
(b)
......... 98 79,128
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 166,170
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 163 146,946
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 8 7,174
Sonoco Products Co., 2.25%, 02/01/27 ... 85 76,449
Trivium Packaging Finance BV
(b)(k)
5.50%, 08/15/26 ................. 200 188,942
8.50%, 08/15/27 ................. 600 562,562
WestRock MWV LLC, 8.20%, 01/15/30 .... 125 148,907
WRKCo , Inc.
3.75%, 03/15/25 ................. 155 153,614
3.90%, 06/01/28 ................. 209 201,448
4.90%, 03/15/29 ................. 125 125,376
3.00%, 06/15/33 ................. 200 169,490
4,547,983
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 5 4,283
3.88%, 11/15/29 ................. 17 13,591
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 41 33,377
51,251
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 25 24,750
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 81 64,366
Service Corp. International, 4.00%, 05/15/31 232 198,070
Sotheby's, 7.38%, 10/15/27
(b)
.......... 600 556,064
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 19,711
862,961
Diversified Financial Services — 0.4%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 200 164,500
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 300 269,356
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 83 73,870
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,235 1,109,368
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 44 42,396
7.38%, 09/01/25 ................. 79 73,273
Shell International Finance BV
2.38%, 11/07/29 ................. 10 8,828
2.75%, 04/06/30 ................. 10 9,025
3.63%, 08/21/42 ................. 25 21,202
3.00%, 11/26/51 ................. 15 11,228
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 189 167,263
Siemens Financieringsmaatschappij NV
(b)
1.20%, 03/11/26 ................. 510 461,613
2.88%, 03/11/41 ................. 250 194,258
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 887 862,608
3,468,788

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.6%
Altice France Holding SA, 10.50%, 05/15/27
(b)
USD 1,058 $ 887,810
Altice France SA
(b)
5.50%, 01/15/28 ................. 320 257,875
5.13%, 07/15/29 ................. 380 286,900
AT&T, Inc.
1.70%, 03/25/26 ................. 95 86,799
3.80%, 02/15/27 ................. 150 146,947
4.35%, 03/01/29 ................. 140 137,849
2.55%, 12/01/33 ................. 23 18,659
4.50%, 05/15/35 ................. 655 622,424
4.85%, 03/01/39 ................. 100 95,799
3.50%, 06/01/41 ................. 415 331,368
4.65%, 06/01/44 ................. 17 15,434
4.75%, 05/15/46 ................. 25 23,139
3.55%, 09/15/55 ................. 470 352,143
3.80%, 12/01/57 ................. 71 54,835
CCO Holdings LLC
5.00%, 02/01/28
(b)
................ 20 18,454
4.75%, 03/01/30
(b)
................ 206 176,181
4.50%, 08/15/30
(b)
................ 50 41,514
4.25%, 02/01/31
(b)
................ 306 249,390
4.75%, 02/01/32
(b)
................ 212 173,586
4.50%, 05/01/32 ................. 378 306,067
4.25%, 01/15/34
(b)
................ 411 317,497
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 350 297,703
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 257 231,069
5.00%, 05/01/28 ................. 179 152,150
6.75%, 05/01/29 ................. 146 120,085
6.00%, 01/15/30 ................. 123 94,642
8.75%, 05/15/30 ................. 44 44,484
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 200 173,987
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 36 31,008
4.63%, 09/15/27 ................. 142 121,055
4.25%, 07/01/28 ................. 308 246,785
3.63%, 01/15/29 ................. 27 20,818
3.75%, 07/15/29 ................. 14 10,825
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... 27 26,747
5.13%, 12/15/26
(b)
................ 292 245,812
4.00%, 02/15/27
(b)
................ 227 191,985
Series G, 6.88%, 01/15/28 .......... 51 45,155
4.50%, 01/15/29
(b)
................ 294 218,852
5.38%, 06/15/29
(b)
................ 181 143,311
Series U, 7.65%, 03/15/42 .......... 46 35,305
Sprint Capital Corp.
6.88%, 11/15/28 ................. 328 344,898
8.75%, 03/15/32 ................. 743 894,186
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 100 98,915
4.13%, 06/15/29 ................. 395 390,987
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 84 64,865
6.00%, 09/30/34 ................. 143 107,861
7.20%, 07/18/36 ................. 29 22,018
7.72%, 06/04/38 ................. 21 16,201
Telefonica Emisiones SA
4.10%, 03/08/27 ................. 150 146,855
5.52%, 03/01/49 ................. 150 139,214
Verizon Communications, Inc.
1.45%, 03/20/26 ................. 380 347,563
3.00%, 03/22/27 ................. 450 427,418
1.50%, 09/18/30 ................. 100 79,921
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.55%, 03/21/31 ................. USD 100 $ 85,501
4.27%, 01/15/36 ................. 1,265 1,191,021
2.65%, 11/20/40 ................. 250 183,392
3.40%, 03/22/41 ................. 525 427,369
2.85%, 09/03/41 ................. 130 97,430
2.99%, 10/30/56 ................. 225 156,211
3.70%, 03/22/61 ................. 317 248,979
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 998 827,931
6.13%, 03/01/28 ................. 865 624,625
13,975,809
Electric Utilities — 2.0%
Alabama Power Co., 3.75%, 03/01/45 .... 25 20,618
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 245,177
Baltimore Gas & Electric Co.
3.35%, 07/01/23 ................. 300 299,083
4.25%, 09/15/48 ................. 50 46,072
3.20%, 09/15/49 ................. 50 38,731
2.90%, 06/15/50 ................. 95 69,348
CenterPoint Energy Houston Electric LLC,
Series AG, 3.00%, 03/01/32 ......... 100 90,870
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 340 301,670
6.10%, 06/01/37 ................. 24 26,392
6.05%, 04/15/38 ................. 100 111,254
3.75%, 06/01/45 ................. 100 83,712
3.70%, 12/01/47 ................. 60 50,787
3.95%, 03/15/48 ................. 50 44,005
3.20%, 08/15/49 ................. 200 156,248
3.45%, 04/15/51 ................. 25 20,328
Duke Energy Corp.
3.95%, 10/15/23 ................. 335 336,405
3.75%, 04/15/24 ................. 360 359,620
2.65%, 09/01/26 ................. 100 93,655
2.55%, 06/15/31 ................. 100 83,075
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 335 261,844
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 395 350,981
1.75%, 06/15/30 ................. 140 116,109
2.40%, 12/15/31 ................. 75 64,134
6.40%, 06/15/38 ................. 115 134,468
5.65%, 04/01/40 ................. 50 53,408
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 313 297,689
4.10%, 05/15/42 ................. 150 135,621
4.10%, 03/15/43 ................. 25 22,415
2.50%, 08/15/50 ................. 30 20,487
Edison International
2.40%, 09/15/22 ................. 250 249,483
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(g)
.................... 65 51,716
Emera US Finance LP, 0.83%, 06/15/24 ... 265 247,428
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 695 609,405
Entergy Corp.
0.90%, 09/15/25 ................. 345 310,554
2.95%, 09/01/26 ................. 150 142,164
Eversource Energy
Series H, 3.15%, 01/15/25 .......... 200 195,951
4.60%, 07/01/27 ................. 155 156,240
Exelon Corp.
2.75%, 03/15/27
(b)
................ 40 37,392

BlackRock Managed Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.05%, 04/15/30 ................. USD 50 $ 47,979
4.70%, 04/15/50 ................. 70 65,590
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(k)
......... 185 174,498
2.65%, 03/01/30 ................. 303 249,975
Series B, 2.25%, 09/01/30 .......... 7 5,547
Series C, 5.35%, 07/15/47
(k)
......... 18 15,199
Series C, 3.40%, 03/01/50 .......... 411 278,617
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 205 201,779
5.45%, 07/15/44 ................. 193 180,399
Florida Power & Light Co.
5.96%, 04/01/39 ................. 50 56,780
4.13%, 02/01/42 ................. 120 112,839
3.70%, 12/01/47 ................. 25 21,971
3.95%, 03/01/48 ................. 50 45,764
3.15%, 10/01/49 ................. 60 47,655
2.88%, 12/04/51 ................. 97 72,127
Georgia Power Co., 4.70%, 05/15/32 ..... 480 481,274
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 100 98,759
3.50%, 09/30/49 ................. 25 19,926
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 225 218,587
4.25%, 07/15/49 ................. 310 287,507
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 265 258,549
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 510 512,401
1.88%, 01/15/27 ................. 90 81,173
1.90%, 06/15/28 ................. 250 217,379
2.25%, 06/01/30 ................. 100 83,973
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 725 581,996
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 62 59,309
4.25%, 09/15/24 ................. 4 3,810
Northern States Power Co.
2.90%, 03/01/50 ................. 62 46,603
2.60%, 06/01/51 ................. 60 42,237
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 145 124,502
3.63%, 02/15/31 ................. 43 33,712
3.88%, 02/15/32 ................. 128 101,668
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 200 176,557
4.00%, 06/01/49 ................. 120 103,237
Series R, 2.90%, 10/01/51 .......... 120 85,797
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 ................. 240 236,441
2.75%, 05/15/30 ................. 132 120,143
4.10%, 11/15/48 ................. 146 134,162
3.10%, 09/15/49 ................. 100 77,362
3.70%, 05/15/50 ................. 264 227,910
2.70%, 11/15/51 ................. 150 109,615
Pacific Gas & Electric Co.
1.37%, 03/10/23 ................. 460 452,938
3.40%, 08/15/24 ................. 190 182,588
3.45%, 07/01/25 ................. 274 257,661
3.30%, 12/01/27 ................. 440 384,167
4.50%, 07/01/40 ................. 50 38,751
4.45%, 04/15/42 ................. 85 63,835
4.00%, 12/01/46 ................. 46 32,265
4.95%, 07/01/50 ................. 404 322,356
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25%, 03/01/52 ................. USD 130 $ 107,075
PacifiCorp, 2.90%, 06/15/52 .......... 175 127,604
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 160 139,200
PECO Energy Co., 2.85%, 09/15/51 ..... 90 65,992
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 22,281
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 110,598
Public Service Co. of Colorado
3.80%, 06/15/47 ................. 60 52,896
Series 34, 3.20%, 03/01/50 ......... 125 98,127
2.70%, 01/15/51 ................. 25 17,780
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 230 222,905
1.10%, 04/01/24 ................. 210 199,772
Series E, 3.70%, 08/01/25 .......... 300 295,083
Series D, 4.70%, 06/01/27 .......... 115 115,207
4.00%, 04/01/47 ................. 46 37,313
Series C, 4.13%, 03/01/48 .......... 9 7,404
Series B, 4.88%, 03/01/49 .......... 65 58,880
3.65%, 02/01/50 ................. 75 57,340
Series 20A, 2.95%, 02/01/51 ........ 75 50,852
Series H, 3.65%, 06/01/51 .......... 135 104,689
3.45%, 02/01/52 ................. 100 74,414
Series E, 5.45%, 06/01/52 .......... 155 152,138
Southern Co. (The), 4.48%, 08/01/24
(k)
.... 660 662,518
Tampa Electric Co.
4.45%, 06/15/49 ................. 100 92,436
3.45%, 03/15/51 ................. 35 27,557
Virginia Electric & Power Co.
8.88%, 11/15/38 ................. 205 290,674
4.45%, 02/15/44 ................. 100 93,007
2.45%, 12/15/50 ................. 125 83,985
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 520 514,881
4.38%, 05/01/29 ................. 86 71,950
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 241,095
17,966,061
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . 4 3,840
Vertiv Group Corp., 4.13%, 11/15/28 ..... 505 410,020
413,860
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 66,870
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... 247 215,507
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 470 400,054
3.75%, 02/15/31 ................. 18 14,426
696,857
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 59 53,801
6.25%, 04/01/28 ................. 524 463,897
Halliburton Co.
3.50%, 08/01/23 ................. 21 21,013
3.80%, 11/15/25 ................. 2 1,980
2.92%, 03/01/30 ................. 165 145,713
5.00%, 11/15/45 ................. 85 77,946
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 24 21,284
7.50%, 01/15/28 ................. 52 44,720
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 279 265,050
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 37,096
Tervita Corp., 11.00%, 12/01/25
(b)
....... 35 38,062

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Transocean, Inc., 11.50%, 01/30/27
(b)
..... USD 19 $ 17,834
USA Compression Partners LP
6.88%, 04/01/26 ................. 350 318,395
6.88%, 09/01/27 ................. 73 64,787
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 5 4,487
8.63%, 04/30/30 ................. 221 183,383
1,759,448
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b)
.................... 49 41,405
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 341 265,980
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 9 8,595
6.50%, 05/15/27 ................. 417 410,086
4.75%, 10/15/27 ................. 183 162,233
Magallanes, Inc., 3.53%, 03/15/24
(b)
..... 450 440,633
Netflix, Inc., 4.88%, 04/15/28 .......... 350 329,368
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 259 213,675
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 49,757
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 92 89,825
3.50%, 05/13/40 ................. 201 171,350
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 4 3,326
2,186,233
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 ................. 200 195,964
2.75%, 12/15/29 ................. 175 153,059
4.90%, 12/15/30 ................. 185 183,625
2.00%, 05/18/32 ................. 275 217,191
1.88%, 02/01/33 ................. 160 120,304
American Tower Corp.
4.00%, 06/01/25 ................. 175 173,104
1.30%, 09/15/25 ................. 100 90,532
1.45%, 09/15/26 ................. 90 78,714
3.38%, 10/15/26 ................. 185 174,919
3.65%, 03/15/27 ................. 840 797,691
3.95%, 03/15/29 ................. 255 237,388
2.10%, 06/15/30 ................. 270 216,230
1.88%, 10/15/30 ................. 150 116,694
2.70%, 04/15/31 ................. 170 139,902
2.30%, 09/15/31 ................. 150 118,810
Boston Properties LP
4.50%, 12/01/28 ................. 155 150,699
3.40%, 06/21/29 ................. 30 26,891
3.25%, 01/30/31 ................. 45 38,597
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 67 55,559
Camden Property Trust, 2.80%, 05/15/30 .. 70 61,790
Crown Castle International Corp.
1.05%, 07/15/26 ................. 600 519,147
2.90%, 03/15/27 ................. 160 147,544
4.30%, 02/15/29 ................. 45 43,205
3.10%, 11/15/29 ................. 60 52,967
2.25%, 01/15/31 ................. 250 202,784
2.50%, 07/15/31 ................. 240 196,390
2.90%, 04/01/41 ................. 200 144,151
4.15%, 07/01/50 ................. 60 49,868
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 132 112,728
Diversified Healthcare Trust, 9.75%, 06/15/25 7 6,904
Duke Realty LP, 2.88%, 11/15/29 ....... 50 44,930
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix , Inc.
2.90%, 11/18/26 ................. USD 770 $ 715,592
1.55%, 03/15/28 ................. 150 126,168
3.90%, 04/15/32 ................. 250 226,101
3.00%, 07/15/50 ................. 25 17,116
2.95%, 09/15/51 ................. 185 124,826
3.40%, 02/15/52 ................. 75 55,491
ERP Operating LP
2.85%, 11/01/26 ................. 90 85,355
4.15%, 12/01/28 ................. 50 49,089
2.50%, 02/15/30 ................. 50 43,696
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 117 97,776
GLP Capital LP
4.00%, 01/15/30 ................. 675 591,132
3.25%, 01/15/32 ................. 20 16,030
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 144 123,840
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 55 48,554
2.88%, 01/15/31 ................. 50 43,133
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 83 66,990
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 32 27,821
5.63%, 07/15/32 ................. 196 165,733
Mid-America Apartments LP, 1.70%, 02/15/31 45 35,589
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 373 327,307
3.50%, 03/15/31 ................. 412 324,722
Prologis LP
3.88%, 09/15/28 ................. 50 48,548
2.25%, 04/15/30 ................. 100 86,538
Realty Income Corp.
3.00%, 01/15/27 ................. 125 118,338
3.95%, 08/15/27 ................. 155 151,209
2.20%, 06/15/28 ................. 110 96,451
2.85%, 12/15/32 ................. 20 17,191
Regency Centers LP, 4.13%, 03/15/28 .... 70 67,240
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 374 331,779
4.50%, 02/15/29
(b)
................ 92 78,007
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 51 44,195
4.00%, 09/15/29 ................. 37 30,392
SBA Communications Corp., 3.88%, 02/15/27 321 293,006
Service Properties Trust
4.35%, 10/01/24 ................. 6 4,875
7.50%, 09/15/25 ................. 47 43,064
Simon Property Group LP
3.75%, 02/01/24 ................. 240 239,730
3.80%, 07/15/50 ................. 225 180,109
UDR, Inc., 2.10%, 08/01/32 ........... 70 54,437
Uniti Group LP
(b)
7.88%, 02/15/25 ................. 28 27,017
4.75%, 04/15/28 ................. 117 96,220
6.50%, 02/15/29 ................. 165 120,862
6.00%, 01/15/30 ................. 65 44,967
Ventas Realty LP
3.00%, 01/15/30 ................. 55 48,121
4.75%, 11/15/30 ................. 100 97,806
VICI Properties LP
3.50%, 02/15/25
(b)
................ 415 388,201
4.38%, 05/15/25 ................. 30 29,300
4.63%, 06/15/25
(b)
................ 12 11,415
5.13%, 05/15/32 ................. 215 202,603

BlackRock Managed Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc., 2.05%, 01/15/29 ........ USD 140 $ 117,830
11,249,793
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
0.80%, 02/10/24 ................. 225 213,176
0.95%, 02/10/26 ................. 550 485,258
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 109 94,934
4.63%, 01/15/27 ................. 130 116,132
5.88%, 02/15/28 ................. 115 107,482
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 189 157,815
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
16 14,953
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 75 74,812
4.75%, 02/15/29 ................. 83 72,558
Walmart, Inc., 2.65%, 09/22/51 ........ 170 127,800
1,464,920
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 315 289,286
4.63%, 11/15/28 ................. 338 285,610
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 115 114,615
General Mills, Inc.
4.00%, 04/17/25 ................. 95 94,925
2.25%, 10/14/31 ................. 10 8,199
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 116 95,165
JDE Peet's NV, 1.38%, 01/15/27
(b)
....... 455 391,341
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. 65 61,236
3.88%, 05/15/27 ................. 358 346,204
6.50%, 02/09/40 ................. 35 37,821
4.38%, 06/01/46 ................. 194 161,681
4.88%, 10/01/49 ................. 428 378,031
5.50%, 06/01/50 ................. 328 314,852
Lamb Weston Holdings, Inc.
(b)
4.13%, 01/31/30 ................. 73 63,186
4.38%, 01/31/32 ................. 173 150,510
McCormick & Co., Inc., 0.90%, 02/15/26 ... 95 84,200
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 66 51,563
Post Holdings, Inc.
(b)
5.63%, 01/15/28 ................. 61 57,901
5.50%, 12/15/29 ................. 9 8,046
4.50%, 09/15/31 ................. 25 20,446
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 98 82,849
Tyson Foods, Inc., 3.90%, 09/28/23 ...... 40 40,135
3,137,802
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 ................. 40 35,659
2.85%, 02/15/52 ................. 125 89,306
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 55 44,670
ONE Gas, Inc., 1.10%, 03/11/24 ........ 310 295,304
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ..................... 50 37,185
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 34 28,913
531,037
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 68 68,354
4.75%, 11/30/36 ................. 105 111,245
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.90%, 11/30/46 ................. USD 70 $ 73,353
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 379 347,429
3.88%, 11/01/29 ................. 46 40,234
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 52 51,760
3.70%, 06/06/27 ................. 684 660,988
4.67%, 06/06/47 ................. 125 116,937
3.79%, 05/20/50 ................. 180 148,520
Embecta Corp., 6.75%, 02/15/30
(b)
...... 67 60,322
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 13 11,111
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 105 89,430
5.25%, 10/01/29 ................. 505 414,756
Teleflex, Inc., 4.63%, 11/15/27 ......... 28 25,830
2,220,269
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 13 12,146
5.00%, 04/15/29 ................. 16 14,364
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 20 17,690
5.13%, 03/01/30 ................. 10 8,429
Aetna, Inc.
2.75%, 11/15/22 ................. 25 24,971
4.13%, 11/15/42 ................. 50 42,453
3.88%, 08/15/47 ................. 136 112,345
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
122 89,633
Banner Health, Series 2020, 3.18%, 01/01/50 25 19,673
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 47 38,436
Centene Corp.
4.25%, 12/15/27 ................. 153 142,821
2.45%, 07/15/28 ................. 307 256,050
4.63%, 12/15/29 ................. 23 21,448
3.38%, 02/15/30 ................. 27 22,897
3.00%, 10/15/30 ................. 570 472,387
2.50%, 03/01/31 ................. 702 557,220
2.63%, 08/01/31 ................. 152 120,916
Cigna Corp.
4.13%, 11/15/25 ................. 270 270,296
1.25%, 03/15/26 ................. 300 270,632
4.90%, 12/15/48 ................. 15 14,398
CommonSpirit Health
3.35%, 10/01/29 ................. 200 184,607
2.78%, 10/01/30 ................. 40 34,569
3.91%, 10/01/50 ................. 205 164,542
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 208 189,424
5.63%, 03/15/27 ................. 106 89,715
6.00%, 01/15/29 ................. 315 260,952
6.88%, 04/15/29 ................. 36 23,220
CVS Health Corp.
3.88%, 07/20/25 ................. 370 367,671
3.63%, 04/01/27 ................. 50 48,707
1.30%, 08/21/27 ................. 75 64,624
4.30%, 03/25/28 ................. 153 151,381
3.75%, 04/01/30 ................. 250 233,840
1.88%, 02/28/31 ................. 610 488,472
4.78%, 03/25/38 ................. 60 56,793
5.13%, 07/20/45 ................. 175 168,564
5.05%, 03/25/48 ................. 440 421,189
Elevance Health, Inc.
2.38%, 01/15/25 ................. 765 736,480
4.10%, 03/01/28 ................. 120 118,755
2.25%, 05/15/30 ................. 15 12,817

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.75%, 10/15/42
(e)
................ USD 25 $ 171,510
4.65%, 01/15/43 ................. 55 52,374
3.70%, 09/15/49 ................. 1 827
3.13%, 05/15/50 ................. 126 95,113
Encompass Health Corp.
4.50%, 02/01/28 ................. 20 17,122
4.75%, 02/01/30 ................. 180 150,847
4.63%, 04/01/31 ................. 75 60,730
HCA, Inc.
5.38%, 09/01/26 ................. 185 183,443
3.13%, 03/15/27
(b)
................ 115 104,481
3.50%, 09/01/30 ................. 100 85,071
5.50%, 06/15/47 ................. 189 168,594
5.25%, 06/15/49 ................. 315 271,294
3.50%, 07/15/51 ................. 310 211,710
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 314 274,750
Humana, Inc., 2.15%, 02/03/32 ........ 75 60,730
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 40 38,664
4.38%, 02/15/27 ................. 36 30,846
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 140 102,900
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 23 21,160
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 169 150,963
3.88%, 11/15/30 ................. 160 136,765
3.88%, 05/15/32 ................. 91 76,311
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 17,415
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 90 77,175
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 63 57,549
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 180 153,630
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 33 32,092
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 364 333,621
10.00%, 04/15/27 ................ 171 165,638
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 223 191,444
Series 20A, 3.36%, 08/15/50 ........ 68 52,166
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 19 18,240
4.88%, 01/01/26 ................. 134 123,280
5.13%, 11/01/27 ................. 319 287,100
4.63%, 06/15/28 ................. 12 10,449
6.13%, 10/01/28 ................. 79 67,607
4.25%, 06/01/29 ................. 17 14,318
6.13%, 06/15/30 ................. 116 107,019
UnitedHealth Group, Inc.
3.10%, 03/15/26 ................. 10 9,786
2.30%, 05/15/31 ................. 120 103,928
3.50%, 08/15/39 ................. 105 91,548
2.75%, 05/15/40 ................. 105 81,780
3.05%, 05/15/41 ................. 225 181,341
4.38%, 03/15/42 ................. 200 190,123
4.75%, 07/15/45 ................. 105 105,594
4.25%, 06/15/48 ................. 20 18,648
3.70%, 08/15/49 ................. 50 42,643
3.25%, 05/15/51 ................. 45 35,309
3.88%, 08/15/59 ................. 26 22,458
11,403,633
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 189,220
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. USD 65 $ 65,379
3.88%, 01/15/28 ................. 175 151,886
4.38%, 01/15/28 ................. 260 227,318
4.00%, 10/15/30 ................. 33 26,482
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 6 5,040
Airbnb, Inc., 0.00%, 03/15/26
(e)(f)
........ 213 177,003
Booking Holdings, Inc.
2.75%, 03/15/23 ................. 445 444,015
0.75%, 05/01/25
(e)
................ 143 171,429
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 63 57,015
4.75%, 06/15/31
(b)
................ 228 192,665
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 115 99,583
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 680 655,336
8.13%, 07/01/27 ................. 677 654,151
4.63%, 10/15/29 ................. 205 159,388
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 210 200,825
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 298 296,650
7.63%, 03/01/26 ................. 38 29,433
5.75%, 03/01/27 ................. 492 355,362
9.88%, 08/01/27 ................. 146 142,350
4.00%, 08/01/28 ................. 465 381,300
6.00%, 05/01/29 ................. 171 120,146
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 49,163
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 324 294,840
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 160 155,200
6.50%, 10/01/28 ................. 18 17,084
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 174 154,860
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ 75 77,243
3.25%, 02/15/30 ................. 305 254,364
2.95%, 03/15/31 ................. 85 67,609
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 171 145,778
6.75%, 01/15/30 ................. 133 102,077
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ 54 52,920
5.75%, 05/01/28
(b)
................ 20 19,017
4.88%, 01/15/30 ................. 392 354,270
3.63%, 02/15/32
(b)
................ 43 34,158
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 38,627
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 91 81,579
8.00%, 04/15/26
( i )
................ 89 86,328
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
116 99,470
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
70 47,950
McDonald's Corp., 1.45%, 09/01/25 ...... 320 297,709
MGM Resorts International
6.00%, 03/15/23 ................. 8 7,981
5.75%, 06/15/25 ................. 29 27,623
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 81 66,015
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 126 98,896
7.75%, 02/15/29 ................. 48 36,720
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 112 81,480
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 83 87,117
Powdr Corp., 6.00%, 08/01/25
(b)
........ 108 107,190

BlackRock Managed Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. USD 44 $ 31,326
5.88%, 09/01/31 ................. 44 30,537
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 67 58,625
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 98 98,327
9.13%, 06/15/23 ................. 113 111,753
11.50%, 06/01/25 ................ 40 41,100
5.50%, 08/31/26 ................. 34 25,245
5.38%, 07/15/27 ................. 89 64,691
5.50%, 04/01/28 ................. 203 141,085
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 55 56,380
7.00%, 05/15/28 ................. 97 91,028
7.25%, 11/15/29 ................. 27 25,321
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
302 305,724
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 114 96,286
4.63%, 12/01/31 ................. 79 61,620
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 32,959
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 67 52,830
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 42,858
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 159 136,182
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 21 20,438
5.13%, 10/01/29 ................. 265 208,714
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ 2 1,815
5.35%, 11/01/43 ................. 14 11,603
9,302,471
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 9,350
4.63%, 08/01/29 ................. 38 28,500
4.63%, 04/01/30 ................. 56 41,124
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 79 59,730
4.88%, 02/15/30 ................. 102 74,103
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
72 63,654
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 47,513
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 18,657
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 46 45,080
KB Home, 7.25%, 07/15/30 ........... 27 25,583
Lennar Corp., 4.50%, 04/30/24 ........ 100 99,770
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 48 39,198
4.63%, 03/01/30 ................. 20 14,616
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 15,561
Panasonic Holdings Corp., 2.54%, 07/19/22
(b)
200 199,980
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
153 149,175
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
139 93,477
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 91 83,876
5.13%, 08/01/30 ................. 11 9,135
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 53 42,694
3.88%, 10/15/31 ................. 91 68,250
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 20 19,462
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 16,608
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.70%, 06/15/28 ................. USD 14 $ 12,082
1,277,178
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 64 52,512
4.13%, 04/30/31
(b)
................ 65 52,180
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 52 45,565
4.75%, 06/15/28 ................. 14 11,112
4.38%, 03/31/29 ................. 6 4,606
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 6 5,925
5.00%, 10/01/29
(b)
................ 43 37,184
5.50%, 07/15/30
(b)
................ 42 37,798
246,882
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 390 343,949
2.45%, 01/15/31 ................. 305 245,301
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 191,481
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 4 3,800
4.50%, 02/15/28 ................. 32 29,052
5.13%, 03/15/28 ................. 239 210,392
3.75%, 03/01/31 ................. 2 1,627
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 151 135,852
3.75%, 01/15/32 ................. 99 78,457
Colbun SA, 3.15%, 01/19/32
(b)
......... 300 240,990
1,480,901
Industrial Conglomerates — 0.0%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 379 353,984
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 87 68,103
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 609 527,132
6.75%, 10/15/27 ................. 1,023 907,790
5.88%, 11/01/29 ................. 630 522,780
Allianz SE
(a)(b)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 400 329,600
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 400 292,000
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 250 219,062
American International Group, Inc.
2.50%, 06/30/25 ................. 200 190,609
4.80%, 07/10/45 ................. 58 53,988
4.75%, 04/01/48 ................. 50 46,764
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 107 87,625
Aon Corp.
2.85%, 05/28/27 ................. 80 75,030
3.75%, 05/02/29 ................. 100 94,451
2.80%, 05/15/30 ................. 125 109,266
2.60%, 12/02/31 ................. 315 264,082
Aon Global Ltd., 4.45%, 05/24/43 ....... 140 123,601
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 105 89,886
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 178 166,635
Hartford Financial Services Group, Inc. (The)
4.40%, 03/15/48 ................. 20 18,090

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
2.90%, 09/15/51 ................. USD 15 $ 10,412
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 376 353,590
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.13%, 12/15/51
(a)(b)
....... 400 318,930
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 ................. 100 99,669
3.50%, 03/10/25 ................. 210 207,277
4.38%, 03/15/29 ................. 75 74,124
2.25%, 11/15/30 ................. 190 160,321
2.38%, 12/15/31 ................. 55 46,039
Met Tower Global Funding
(b)
3.70%, 06/13/25 ................. 150 148,775
1.25%, 09/14/26 ................. 180 159,775
MetLife, Inc., 4.72%, 12/15/44
(k)
........ 35 32,833
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
.................... 230 223,759
NFP Corp.
(b)
4.88%, 08/15/28 ................. 422 361,430
6.88%, 08/15/28 ................. 891 735,111
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 110 105,292
Progressive Corp. (The), 3.00%, 03/15/32 .. 65 58,222
Prudential Financial, Inc.
3.94%, 12/07/49 ................. 50 43,039
4.35%, 02/25/50 ................. 95 87,467
3.70%, 03/13/51 ................. 25 20,872
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
55 47,850
Teachers Insurance & Annuity Association of
America
(b)
6.85%, 12/16/39 ................. 57 67,044
4.27%, 05/15/47 ................. 125 111,261
Travelers Cos., Inc. (The)
4.30%, 08/25/45 ................. 35 32,348
2.55%, 04/27/50 ................. 15 10,424
7,702,358
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 280 200,720
2.05%, 08/15/50 ................. 50 33,520
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 200 154,748
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 160 150,841
5.00%, 03/01/30 ................. 101 95,824
635,653
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 300 205,815
Amazon.com, Inc.
3.15%, 08/22/27 ................. 405 393,771
3.88%, 08/22/37 ................. 119 112,802
4.05%, 08/22/47 ................. 30 28,080
2.50%, 06/03/50 ................. 110 77,527
3.10%, 05/12/51 ................. 467 367,745
3.95%, 04/13/52 ................. 105 97,012
2.70%, 06/03/60 ................. 110 74,506
3.25%, 05/12/61 ................. 245 186,264
4.10%, 04/13/62 ................. 110 99,522
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 63,196
eBay, Inc., 3.60%, 06/05/27 .......... 100 95,912
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 50 45,750
3.50%, 03/01/29 ................. 29 24,450
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 262 237,529
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
4.13%, 08/01/30 ................. USD 38 $ 31,734
3.63%, 10/01/31 ................. 41 32,288
2,173,903
IT Services — 0.7%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 165,964
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
57 47,253
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 35 28,497
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 103,800
Block, Inc., 3.50%, 06/01/31
(b)
......... 537 427,914
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 53 46,905
4.00%, 07/01/29 ................. 232 202,288
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 173,865
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 200 165,500
5.63%, 09/15/28 ................. 200 156,452
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... 38 27,421
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................ 463 409,386
Fiserv, Inc.
2.75%, 07/01/24 ................. 755 736,452
3.20%, 07/01/26 ................. 450 426,097
3.50%, 07/01/29 ................. 100 91,219
4.40%, 07/01/49 ................. 40 34,376
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 133 122,121
3.63%, 06/15/29 ................. 48 41,586
3.75%, 10/01/30 ................. 69 58,736
Global Payments, Inc.
3.75%, 06/01/23 ................. 35 34,748
2.65%, 02/15/25 ................. 145 138,377
1.20%, 03/01/26 ................. 865 762,003
4.80%, 04/01/26 ................. 50 49,998
2.15%, 01/15/27 ................. 60 53,254
3.20%, 08/15/29 ................. 252 220,218
4.15%, 08/15/49 ................. 115 89,921
International Business Machines Corp.
3.30%, 05/15/26 ................. 150 146,301
2.20%, 02/09/27 ................. 100 92,574
4.15%, 05/15/39 ................. 100 90,225
Mastercard , Inc.
3.35%, 03/26/30 ................. 95 90,671
3.65%, 06/01/49 ................. 5 4,397
3.85%, 03/26/50 ................. 45 41,202
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 195 160,593
6.00%, 02/15/28 ................. 197 141,567
10.75%, 06/01/28 ................ 22 19,575
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 70 66,033
2.85%, 10/01/29 ................. 50 45,242
2.30%, 06/01/30 ................. 100 85,846
4.40%, 06/01/32 ................. 125 123,748
Shift4 Payments, Inc., 0.00%, 12/15/25
(e)(f)
.. 131 104,997
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 101 95,014
Twilio, Inc., 3.88%, 03/15/31 .......... 173 142,339
6,264,675
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 71 63,800
6.20%, 10/01/40 ................. 101 96,455
5.45%, 11/01/41 ................. 92 80,753
241,008

BlackRock Managed Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. USD 46 $ 41,323
3.75%, 03/15/29 ................. 12 10,414
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
200 178,000
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 345 292,156
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 500 419,193
941,086
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 20,680
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 34 28,390
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 180 161,735
EnPro Industries, Inc., 5.75%, 10/15/26 ... 108 104,220
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 35,618
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 273 264,810
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 24 23,108
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
39 34,021
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 25,271
Otis Worldwide Corp.
2.57%, 02/15/30 ................. 43 37,146
3.11%, 02/15/40 ................. 16 12,388
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 300 298,514
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 46 39,142
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 20,212
Terex Corp., 5.00%, 05/15/29
(b)
........ 113 96,050
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 387 355,730
Titan International, Inc., 7.00%, 04/30/28 .. 22 20,667
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 179,500
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
600 534,939
Wabash National Corp., 4.50%, 10/15/28
(b)
. 83 63,495
2,355,636
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 123 98,962
Media — 1.7%
Altice Financing SA, 5.75%, 08/15/29
(b)
.... 543 435,758
AMC Networks, Inc.
4.75%, 08/01/25 ................. 83 77,318
4.25%, 02/15/29 ................. 41 33,218
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 32,955
Cable One, Inc.
1.13%, 03/15/28
(e)
................ 387 324,306
4.00%, 11/15/30
(b)
................ 118 96,935
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 920 925,444
4.91%, 07/23/25 ................. 401 401,930
5.05%, 03/30/29 ................. 300 288,738
2.80%, 04/01/31 ................. 335 268,287
6.38%, 10/23/35 ................. 99 99,566
6.48%, 10/23/45 ................. 661 642,604
5.75%, 04/01/48 ................. 75 67,227
5.13%, 07/01/49 ................. 125 103,465
3.70%, 04/01/51 ................. 200 135,339
3.90%, 06/01/52 ................. 50 34,711
6.83%, 10/23/55 ................. 12 12,060
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 892 753,142
7.75%, 04/15/28 ................. 446 324,496
7.50%, 06/01/29 ................. 547 393,326
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 355 280,454
Comcast Corp.
2.35%, 01/15/27 ................. 905 843,602
Security
Par (000)
Par (000) Value
Media (continued)
3.15%, 02/15/28 ................. USD 185 $ 176,348
4.15%, 10/15/28 ................. 75 74,792
2.65%, 02/01/30 ................. 300 268,442
3.75%, 04/01/40 ................. 615 539,023
4.00%, 03/01/48 ................. 92 79,975
2.80%, 01/15/51 ................. 170 120,276
2.89%, 11/01/51 ................. 788 562,923
4.05%, 11/01/52 ................. 150 131,089
2.94%, 11/01/56 ................. 249 173,029
CSC Holdings LLC
5.25%, 06/01/24 ................. 97 90,695
5.75%, 01/15/30
(b)
................ 400 291,012
4.13%, 12/01/30
(b)
................ 200 156,000
4.50%, 11/15/31
(b)
................ 246 189,703
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 199 169,761
DISH DBS Corp.
5.88%, 07/15/22 ................. 247 245,599
5.00%, 03/15/23 ................. 102 97,081
5.25%, 12/01/26
(b)
................ 431 337,835
5.75%, 12/01/28
(b)
................ 424 313,934
5.13%, 06/01/29 ................. 118 71,701
DISH Network Corp., 3.38%, 08/15/26
(e)
... 98 66,199
Fox Corp., 3.05%, 04/07/25 .......... 125 121,033
GCI LLC, 4.75%, 10/15/28
(b)
.......... 82 71,049
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 27 25,988
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 ................. 75 56,244
5.40%, 10/01/48 ................. 15 14,616
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 380 354,475
Liberty Broadband Corp.
(b)(e)
1.25%, 09/30/50 ................. 141 131,694
2.75%, 09/30/50 ................. 255 242,551
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 35,880
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 123,898
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 109 95,239
4.25%, 01/15/29 ................. 51 40,628
4.63%, 03/15/30 ................. 6 4,727
Paramount Global
4.38%, 03/15/43 ................. 150 116,011
5.85%, 09/01/43 ................. 50 46,714
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%),
6.38%, 03/30/62
(a)
.............. 208 185,702
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 367 316,457
6.50%, 09/15/28 ................. 668 516,280
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 4 3,352
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 289 229,225
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 244 217,704
5.00%, 08/01/27 ................. 70 64,926
4.00%, 07/15/28 ................. 26 22,490
5.50%, 07/01/29 ................. 37 33,716
4.13%, 07/01/30 ................. 34 28,397
3.88%, 09/01/31 ................. 193 153,676
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 199,347
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 38 30,534
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 176,480
Time Warner Cable LLC
5.88%, 11/15/40 ................. 70 64,147

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
4.50%, 09/15/42 ................. USD 37 $ 28,883
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 58 54,578
6.63%, 06/01/27 ................. 103 98,067
7.38%, 06/30/30 ................. 54 52,785
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
200 163,000
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 100 81,176
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 203 167,976
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 156,882
15,256,825
Metals & Mining — 0.5%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 38 30,305
5.13%, 10/01/31 ................. 128 98,053
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 61 59,493
6.13%, 02/15/28 ................. 246 229,710
Barrick Gold Corp., 5.25%, 04/01/42 ..... 100 98,421
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 50 51,397
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 464 430,567
Carpenter Technology Corp., 7.63%, 03/15/30 83 76,219
Commercial Metals Co.
4.13%, 01/15/30 ................. 28 23,576
4.38%, 03/15/32 ................. 30 24,572
Constellium SE
(b)
5.88%, 02/15/26 ................. 250 233,413
3.75%, 04/15/29 ................. 250 198,268
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 64 51,360
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 179 161,100
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 205 165,192
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 15 15,489
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 212 176,495
4.50%, 06/01/31 ................. 205 155,160
Mineral Resources Ltd.
(b)
8.00%, 11/01/27 ................. 56 54,600
8.50%, 05/01/30 ................. 57 56,145
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 266 231,420
Newmont Corp.
2.80%, 10/01/29 ................. 111 98,021
2.25%, 10/01/30 ................. 50 41,503
4.88%, 03/15/42 ................. 25 23,846
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 191 161,448
4.75%, 01/30/30 ................. 408 339,121
3.88%, 08/15/31 ................. 212 163,280
Nucor Corp.
3.95%, 05/23/25 ................. 240 238,653
2.00%, 06/01/25 ................. 125 117,630
4.30%, 05/23/27 ................. 90 89,659
Southern Copper Corp., 5.88%, 04/23/45 .. 75 77,662
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 20 18,919
1.65%, 10/15/27 ................. 115 98,715
3.25%, 10/15/50 ................. 100 68,768
United States Steel Corp., 6.88%, 03/01/29 . 100 87,259
4,245,439
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 80 79,100
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
4.38%, 01/15/27 ................. USD 30 $ 26,042
105,142
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 135 124,413
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 4.60%,
05/01/53
(b)
.................... 100 95,860
CMS Energy Corp.
3.00%, 05/15/26 ................. 125 119,727
3.45%, 08/15/27 ................. 100 95,801
Consumers Energy Co.
3.25%, 08/15/46 ................. 50 40,191
3.10%, 08/15/50 ................. 80 61,317
2.50%, 05/01/60 ................. 105 67,982
Dominion Energy, Inc.
3.07%, 08/15/24
(k)
................ 35 34,170
3.90%, 10/01/25 ................. 120 119,318
Series A, 1.45%, 04/15/26 .......... 150 135,642
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(g)
.................... 365 300,213
Series C, 3.38%, 04/01/30 .......... 100 91,414
NiSource, Inc.
3.60%, 05/01/30 ................. 30 27,485
4.80%, 02/15/44 ................. 107 95,777
5.65%, 02/01/45 ................. 50 50,169
4.38%, 05/15/47 ................. 50 44,000
Puget Sound Energy, Inc., 4.22%, 06/15/48 . 25 22,142
San Diego Gas & Electric Co., 2.95%, 08/15/51 75 55,302
Sempra Energy
3.30%, 04/01/25 ................. 75 73,273
3.25%, 06/15/27 ................. 50 47,423
3.40%, 02/01/28 ................. 565 533,514
3.70%, 04/01/29 ................. 90 84,519
3.80%, 02/01/38 ................. 150 126,609
2,321,848
Oil, Gas & Consumable Fuels — 3.7%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 474 460,609
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 93 86,490
5.75%, 01/15/28 ................. 19 17,298
5.38%, 06/15/29 ................. 78 69,854
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 48 48,829
Apache Corp.
4.25%, 01/15/30 ................. 99 87,739
5.10%, 09/01/40 ................. 192 162,121
5.25%, 02/01/42 ................. 13 10,874
5.35%, 07/01/49 ................. 21 16,593
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 264 331,368
5.88%, 06/30/29 ................. 71 62,480
BP Capital Markets America, Inc.
3.79%, 02/06/24 ................. 85 85,348
3.54%, 04/06/27 ................. 175 169,910
3.59%, 04/14/27 ................. 35 34,114
3.94%, 09/21/28 ................. 50 48,895
4.23%, 11/06/28 ................. 150 148,971
1.75%, 08/10/30 ................. 110 90,031
3.06%, 06/17/41 ................. 505 393,514
3.38%, 02/08/61 ................. 25 18,470
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(g)
.............. 300 261,194

BlackRock Managed Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ USD 77 $ 71,289
5.85%, 11/15/43 ................. 34 24,140
5.60%, 10/15/44 ................. 18 12,535
Callon Petroleum Co.
6.13%, 10/01/24 ................. 20 20,308
9.00%, 04/01/25
(b)
................ 475 503,500
6.38%, 07/01/26 ................. 48 44,280
8.00%, 08/01/28
(b)
................ 444 426,506
7.50%, 06/15/30
(b)
................ 226 207,952
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 190 162,586
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ..................... 65 64,764
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 115 87,360
Centennial Resource Production LLC
6.88%, 04/01/27
(b)
................ 10 9,496
3.25%, 04/01/28
(e)
................ 180 223,875
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 640 655,276
5.13%, 06/30/27 ................. 150 150,553
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 195 174,076
4.00%, 03/01/31 ................. 191 162,407
3.25%, 01/31/32
(b)
................ 381 300,038
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 991 892,465
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
211 204,043
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 63 60,952
6.38%, 06/15/26 ................. 116 107,088
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 34 30,515
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 29,400
CNX Resources Corp.
2.25%, 05/01/26
(e)
................ 188 274,762
6.00%, 01/15/29
(b)
................ 14 13,079
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 92 87,458
5.88%, 07/01/29 ................. 172 150,715
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 357 319,669
5.88%, 01/15/30 ................. 181 155,660
ConocoPhillips Co., 3.80%, 03/15/52 ..... 125 106,964
Coterra Energy, Inc., 4.38%, 06/01/24
(b)
... 130 129,937
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 418 380,380
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 26 23,140
6.00%, 02/01/29 ................. 19 16,579
8.00%, 04/01/29 ................. 39 36,222
CrownRock LP, 5.63%, 10/15/25
(b)
...... 501 470,940
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ 56 54,880
6.75%, 09/15/37
(b)
................ 45 42,806
5.60%, 04/01/44 ................. 10 8,081
Devon Energy Corp.
5.25%, 10/15/27 ................. 300 303,583
4.50%, 01/15/30 ................. 200 188,920
4.75%, 05/15/42 ................. 93 84,340
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 575 526,679
3.13%, 03/24/31 ................. 50 43,548
4.25%, 03/15/52 ................. 70 58,055
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 154 130,515
4.38%, 06/15/31 ................. 150 125,625
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... USD 128 $ 121,120
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44
(b)
............... 50 45,825
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 59,559
Enbridge, Inc.
4.00%, 10/01/23 ................. 200 200,783
0.55%, 10/04/23 ................. 105 101,115
2.50%, 01/15/25 ................. 305 293,472
2.50%, 02/14/25 ................. 65 62,394
3.70%, 07/15/27 ................. 50 47,885
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 716,908
Energy Transfer LP
5.00%, 10/01/22 ................. 55 55,075
3.60%, 02/01/23 ................. 30 29,915
5.88%, 01/15/24 ................. 585 596,480
4.90%, 02/01/24 ................. 330 331,909
4.25%, 04/01/24 ................. 450 449,992
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(g)
.................... 241 213,024
4.00%, 10/01/27 ................. 90 85,180
5.25%, 04/15/29 ................. 50 49,523
3.75%, 05/15/30 ................. 135 121,664
6.50%, 02/01/42 ................. 110 109,633
5.95%, 10/01/43 ................. 60 55,904
5.35%, 05/15/45 ................. 50 43,537
6.13%, 12/15/45 ................. 50 47,689
5.30%, 04/15/47 ................. 135 116,897
5.40%, 10/01/47 ................. 200 175,475
6.25%, 04/15/49 ................. 595 576,743
5.00%, 05/15/50 ................. 200 170,189
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 109 99,982
5.38%, 06/01/29 ................. 96 84,020
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 78 76,140
4.15%, 06/01/25 ................. 38 35,373
4.85%, 07/15/26 ................. 56 51,660
5.60%, 04/01/44 ................. 20 14,164
5.05%, 04/01/45 ................. 4 2,705
5.45%, 06/01/47 ................. 27 19,109
Enterprise Products Operating LLC
3.90%, 02/15/24 ................. 220 219,727
3.13%, 07/31/29 ................. 171 153,889
6.13%, 10/15/39 ................. 175 184,952
6.45%, 09/01/40 ................. 106 114,663
5.95%, 02/01/41 ................. 65 67,873
4.45%, 02/15/43 ................. 150 130,660
4.90%, 05/15/46 ................. 40 36,554
4.25%, 02/15/48 ................. 145 121,971
4.80%, 02/01/49 ................. 25 22,607
4.20%, 01/31/50 ................. 60 50,033
3.70%, 01/31/51 ................. 75 58,607
3.30%, 02/15/53 ................. 145 105,471
3.95%, 01/31/60 ................. 60 47,493
EOG Resources, Inc., 4.95%, 04/15/50 ... 20 20,658
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 10 9,587
4.13%, 12/01/26 ................. 40 34,550
6.50%, 07/01/27
(b)
................ 178 165,504
4.50%, 01/15/29
(b)
................ 17 13,802
7.50%, 06/01/30
(b)
................ 35 33,623
4.75%, 01/15/31
(b)
................ 227 181,032

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp., 1.75%, 05/01/26
(e)
......... USD 85 $ 200,218
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 55 54,152
3.04%, 03/01/26 ................. 10 9,808
3.45%, 04/15/51 ................. 150 122,545
Genesis Energy LP, 7.75%, 02/01/28 ..... 18 15,571
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 17 16,232
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 20 18,785
Hess Corp.
4.30%, 04/01/27 ................. 545 531,259
5.60%, 02/15/41 ................. 202 196,807
5.80%, 04/01/47 ................. 187 186,497
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 90 75,372
HF Sinclair Corp., 2.63%, 10/01/23
(b)
..... 155 150,523
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
.... 14 13,195
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 130 104,000
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 ................. 360 360,192
6.95%, 01/15/38 ................. 145 156,125
6.38%, 03/01/41 ................. 97 97,009
5.50%, 03/01/44 ................. 70 65,576
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 315 314,517
4.30%, 06/01/25 ................. 215 213,894
5.55%, 06/01/45 ................. 259 243,925
5.20%, 03/01/48 ................. 62 56,635
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 228 217,196
Marathon Oil Corp.
4.40%, 07/15/27 ................. 291 284,105
6.60%, 10/01/37 ................. 5 5,289
5.20%, 06/01/45 ................. 10 9,166
Marathon Petroleum Corp.
4.70%, 05/01/25 ................. 35 35,410
4.75%, 09/15/44 ................. 54 47,573
Matador Resources Co., 5.88%, 09/15/26 .. 546 524,859
MPLX LP
3.50%, 12/01/22 ................. 210 209,896
3.38%, 03/15/23 ................. 50 49,861
1.75%, 03/01/26 ................. 740 666,251
4.13%, 03/01/27 ................. 190 183,695
4.00%, 03/15/28 ................. 70 66,495
4.70%, 04/15/48 ................. 20 16,813
4.95%, 03/14/52 ................. 100 86,416
Murphy Oil Corp.
5.75%, 08/15/25 ................. 2 1,979
5.88%, 12/01/27 ................. 22 20,531
6.13%, 12/01/42
(k)
................ 5 3,738
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 502 474,390
6.50%, 09/30/26 ................. 325 294,372
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
128 115,200
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
610 574,925
NuStar Logistics LP
5.75%, 10/01/25 ................. 112 104,720
6.00%, 06/01/26 ................. 39 36,465
6.38%, 10/01/30 ................. 6 5,213
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 21 21,630
5.50%, 12/01/25 ................. 121 119,185
8.88%, 07/15/30 ................. 35 40,182
6.63%, 09/01/30 ................. 412 424,360
6.13%, 01/01/31 ................. 30 30,403
7.50%, 05/01/31 ................. 55 59,125
6.45%, 09/15/36 ................. 46 47,150
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.20%, 03/15/40 ................. USD 314 $ 309,290
6.60%, 03/15/46 ................. 24 25,488
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 262 264,899
Parkland Corp., 5.88%, 07/15/27
(b)
...... 48 43,560
PDC Energy, Inc., 6.13%, 09/15/24 ...... 17 16,884
Phillips 66
0.90%, 02/15/24 ................. 145 138,073
3.30%, 03/15/52 ................. 170 126,530
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 170 165,688
0.25%, 05/15/25
(e)
................ 106 229,172
1.13%, 01/15/26 ................. 265 236,779
1.90%, 08/15/30 ................. 65 53,087
2.15%, 01/15/31 ................. 190 156,433
Plains All American Pipeline LP, 4.30%,
01/31/43 ..................... 120 90,420
Range Resources Corp., 4.88%, 05/15/25 .. 81 79,007
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 163 148,325
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 255 260,059
5.63%, 03/01/25 ................. 210 214,180
4.20%, 03/15/28 ................. 95 91,367
SM Energy Co.
5.63%, 06/01/25 ................. 22 20,790
6.75%, 09/15/26 ................. 48 45,282
6.63%, 01/15/27 ................. 44 41,140
6.50%, 07/15/28 ................. 47 43,226
Southwestern Energy Co.
5.95%, 01/23/25
(k)
................ 4 3,951
5.38%, 02/01/29 ................. 126 116,878
4.75%, 02/01/32 ................. 19 16,236
Spectra Energy Partners LP
3.50%, 03/15/25 ................. 300 293,725
3.38%, 10/15/26 ................. 145 137,910
5.95%, 09/25/43 ................. 50 52,111
Sunoco LP
6.00%, 04/15/27 ................. 11 10,487
5.88%, 03/15/28 ................. 22 20,059
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 19 16,958
6.00%, 12/31/30 ................. 13 10,790
6.00%, 09/01/31 ................. 58 47,850
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
472 445,671
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 9,801
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 13 11,134
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 78 59,623
TransCanada PipeLines Ltd.
4.63%, 03/01/34 ................. 15 14,393
7.63%, 01/15/39 ................. 20 24,591
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 135,642
Valero Energy Corp.
2.85%, 04/15/25 ................. 166 160,424
4.00%, 04/01/29 ................. 145 137,169
4.00%, 06/01/52 ................. 5 3,988
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 322 281,661
4.13%, 08/15/31 ................. 265 226,448
3.88%, 11/01/33 ................. 805 664,125
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 70 62,650
Western Midstream Operating LP
4.75%, 08/15/28 ................. 8 7,309

BlackRock Managed Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.45%, 04/01/44 ................. USD 296 $ 246,018
5.30%, 03/01/48 ................. 14 11,286
5.50%, 08/15/48 ................. 29 23,635
5.75%, 02/01/50
(k)
................ 395 317,208
Williams Cos., Inc. (The)
3.70%, 01/15/23 ................. 225 225,360
4.30%, 03/04/24 ................. 125 125,541
4.55%, 06/24/24 ................. 150 151,188
3.90%, 01/15/25 ................. 100 98,789
3.75%, 06/15/27 ................. 195 186,206
33,132,866
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 ................. 25 24,944
1.75%, 09/30/25 ................. 260 240,852
0.95%, 05/15/26 ................. 175 155,628
Suzano Austria GmbH, 2.50%, 09/15/28 ... 115 93,006
514,430
Personal Products — 0.1%
(b)
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25 ................ 250 243,464
GSK Consumer Healthcare Capital US LLC,
3.63%, 03/24/32 ................ 445 411,252
Prestige Brands, Inc., 3.75%, 04/01/31 .... 52 43,118
697,834
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 45 39,172
AstraZeneca plc, 6.45%, 09/15/37 ....... 10 12,008
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 ................. 24 17,732
6.13%, 02/01/27 ................. 26 22,100
5.00%, 02/15/29 ................. 81 42,120
6.25%, 02/15/29 ................. 5 2,661
7.25%, 05/30/29 ................. 60 32,550
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
400 394,775
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 400 390,292
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 506 501,169
3.40%, 07/26/29 ................. 10 9,653
2.95%, 03/15/32 ................. 12 10,992
3.70%, 03/15/52 ................. 160 138,188
3.90%, 03/15/62 ................. 80 69,345
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 101 95,074
3.13%, 02/15/29 ................. 57 46,765
3.50%, 04/01/30 ................. 112 91,384
Elanco Animal Health, Inc., 6.40%, 08/28/28
(k)
8 7,615
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 203 180,572
Johnson & Johnson, 3.55%, 03/01/36 .... 25 23,667
Merck & Co., Inc.
3.40%, 03/07/29 ................. 50 48,297
2.15%, 12/10/31 ................. 220 189,240
6.50%, 12/01/33
(k)
................ 195 235,661
2.75%, 12/10/51 ................. 235 173,543
Organon & Co.
(b)
4.13%, 04/30/28 ................. 204 180,540
5.13%, 04/30/31 ................. 200 172,566
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 96 67,205
Pfizer, Inc., 3.45%, 03/15/29 .......... 160 155,365
Pharmacia LLC, 6.60%, 12/01/28
(k)
...... 200 225,382
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 470 341,252
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 ................. 535 529,013
3.20%, 09/23/26 ................. 300 288,140
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 425 $ 428,179
3.18%, 07/09/50 ................. 300 224,537
Teva Pharmaceutical Finance Netherlands III
BV, 6.00%, 04/15/24 ............. 405 394,875
Wyeth LLC, 5.95%, 04/01/37 .......... 70 80,775
5,862,404
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 29 24,505
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 271 208,670
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 446 385,232
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 28 26,110
Verisk Analytics, Inc., 4.13%, 09/12/22 .... 50 50,087
694,604
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 95 88,231
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
33 27,679
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. 6 5,025
4.13%, 02/01/29 ................. 117 90,241
4.38%, 02/01/31 ................. 27 19,982
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 182 138,014
5.25%, 04/15/30 ................. 53 39,220
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 100 64,585
Zillow Group, Inc., 1.38%, 09/01/26
(e)
..... 21 20,979
493,956
Road & Rail — 0.9%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
12 9,982
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. 5 5,485
5.40%, 06/01/41 ................. 100 105,861
5.15%, 09/01/43 ................. 125 129,602
4.90%, 04/01/44 ................. 90 90,417
3.55%, 02/15/50 ................. 75 62,607
3.30%, 09/15/51 ................. 75 60,127
2.88%, 06/15/52 ................. 90 67,202
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 45 40,724
2.05%, 03/05/30 ................. 30 25,387
3.00%, 12/02/41 ................. 110 86,042
3.10%, 12/02/51 ................. 170 125,217
CSX Corp.
3.25%, 06/01/27 ................. 60 57,574
3.80%, 03/01/28 ................. 75 73,172
4.30%, 03/01/48 ................. 80 72,993
2.50%, 05/15/51 ................. 75 50,460
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 47 39,296
5.00%, 12/01/29 ................. 40 30,800
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 81 67,837
Norfolk Southern Corp.
2.90%, 06/15/26 ................. 175 167,021
3.80%, 08/01/28 ................. 160 156,397
2.55%, 11/01/29 ................. 70 62,436
4.15%, 02/28/48 ................. 30 26,717
3.05%, 05/15/50 ................. 205 150,182
3.70%, 03/15/53 ................. 175 143,749
3.16%, 05/15/55 ................. 100 72,673
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 4 3,170

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Penske Truck Leasing Co. LP
(b)
2.70%, 03/14/23 ................. USD 265 $ 264,225
3.90%, 02/01/24 ................. 630 626,897
4.00%, 07/15/25 ................. 1,070 1,053,296
1.20%, 11/15/25 ................. 100 89,280
4.20%, 04/01/27 ................. 100 97,529
Ryder System, Inc.
3.40%, 03/01/23 ................. 100 99,753
3.88%, 12/01/23 ................. 250 249,995
3.65%, 03/18/24 ................. 475 470,932
2.85%, 03/01/27 ................. 85 79,239
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 169,883
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 91 90,133
0.00%, 12/15/25
(e)(f)
............... 596 475,440
8.00%, 11/01/26
(b)
................ 26 25,883
7.50%, 09/15/27
(b)
................ 317 307,103
6.25%, 01/15/28
(b)
................ 19 17,572
4.50%, 08/15/29
(b)
................ 401 329,822
Union Pacific Corp.
3.65%, 02/15/24 ................. 440 440,520
3.00%, 04/15/27 ................. 350 334,822
3.55%, 08/15/39 ................. 115 99,321
4.30%, 03/01/49 ................. 10 9,357
3.80%, 10/01/51 ................. 80 68,430
3.50%, 02/14/53 ................. 110 89,593
3.95%, 08/15/59 ................. 25 21,297
3.84%, 03/20/60 ................. 118 98,496
3.84%, 03/20/60
(b)
................ 100 83,471
3.80%, 04/06/71 ................. 100 80,107
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 112 95,480
7,851,006
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., 2.80%, 10/01/41 .... 120 94,018
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 273,350
Broadcom Corp., 3.88%, 01/15/27 ...... 875 841,921
Broadcom, Inc.
3.15%, 11/15/25 ................. 230 221,497
4.15%, 11/15/30 ................. 104 95,286
2.45%, 02/15/31
(b)
................ 250 200,859
4.15%, 04/15/32
(b)
................ 175 157,991
3.42%, 04/15/33
(b)
................ 180 148,814
4.93%, 05/15/37
(b)
................ 790 708,269
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 508 473,064
Entegris , Inc.
(b)
4.38%, 04/15/28 ................. 69 60,893
3.63%, 05/01/29 ................. 15 12,543
Intel Corp.
2.45%, 11/15/29 ................. 84 74,949
2.80%, 08/12/41 ................. 35 26,701
4.10%, 05/19/46 ................. 50 45,303
4.75%, 03/25/50 ................. 10 9,808
3.05%, 08/12/51 ................. 155 115,401
3.10%, 02/15/60 ................. 20 14,281
3.20%, 08/12/61 ................. 5 3,653
KLA Corp.
4.65%, 11/01/24 ................. 144 146,056
4.10%, 03/15/29 ................. 185 182,755
4.65%, 07/15/32 ................. 115 117,316
3.30%, 03/01/50 ................. 288 228,095
Lam Research Corp.
3.80%, 03/15/25 ................. 270 270,493
3.75%, 03/15/26 ................. 110 109,730
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
1.90%, 06/15/30 ................. USD 15 $ 12,657
2.88%, 06/15/50 ................. 50 36,672
Microchip Technology, Inc.
(e)
0.13%, 11/15/24 ................. 97 96,515
1.63%, 02/15/25 ................. 15 37,317
1.63%, 02/15/27 ................. 36 59,783
NVIDIA Corp., 3.50%, 04/01/40 ........ 202 176,818
NXP BV
4.88%, 03/01/24 ................. 335 338,518
2.70%, 05/01/25 ................. 150 142,515
5.35%, 03/01/26 ................. 100 101,719
3.88%, 06/18/26 ................. 200 192,812
3.15%, 05/01/27 ................. 100 92,800
5.55%, 12/01/28 ................. 120 121,462
4.30%, 06/18/29 ................. 76 72,485
2.50%, 05/11/31 ................. 345 282,965
2.65%, 02/15/32 ................. 170 138,847
3.25%, 05/11/41 ................. 90 67,686
QUALCOMM, Inc.
4.80%, 05/20/45 ................. 50 51,227
4.30%, 05/20/47 ................. 129 123,679
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 112 90,942
Texas Instruments, Inc., 2.70%, 09/15/51 .. 80 60,809
TSMC Arizona Corp., 4.50%, 04/22/52 .... 295 289,312
7,220,586
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 128 123,554
Autodesk, Inc.
3.60%, 12/15/22 ................. 50 50,025
3.50%, 06/15/27 ................. 75 71,726
2.40%, 12/15/31 ................. 365 297,916
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 72 68,944
9.13%, 03/01/26 ................. 410 383,027
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 158 144,112
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 214 205,975
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 473 460,555
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 389 325,013
4.88%, 07/01/29 ................. 186 152,706
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
425 345,427
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 27 23,228
6.50%, 10/15/28 ................. 24 19,805
Elastic NV, 4.13%, 07/15/29
(b)
......... 222 185,321
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 77 68,210
Microsoft Corp.
3.45%, 08/08/36 ................. 129 121,600
4.25%, 02/06/47 ................. 50 50,167
2.53%, 06/01/50 ................. 301 221,695
2.92%, 03/17/52 ................. 561 442,525
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 178 141,747
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
420 349,268
NCR Corp.
(b)
5.00%, 10/01/28 ................. 35 29,676
5.13%, 04/15/29 ................. 71 60,048
6.13%, 09/01/29 ................. 66 57,081
Open Text Corp., 3.88%, 12/01/29
(b)
..... 35 29,458
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
77 66,609
Oracle Corp.
1.65%, 03/25/26 ................. 755 676,298
2.65%, 07/15/26 ................. 65 59,908
3.25%, 11/15/27 ................. 145 133,729
2.95%, 04/01/30 ................. 250 213,499

BlackRock Managed Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
3.90%, 05/15/35 ................. USD 140 $ 115,463
3.85%, 07/15/36 ................. 5 4,018
3.60%, 04/01/40 ................. 110 82,203
5.38%, 07/15/40 ................. 150 136,615
3.65%, 03/25/41 ................. 136 101,350
4.13%, 05/15/45 ................. 100 76,055
4.00%, 07/15/46 ................. 164 121,250
4.00%, 11/15/47 ................. 285 211,338
3.60%, 04/01/50 ................. 505 350,802
3.95%, 03/25/51 ................. 416 305,551
4.38%, 05/15/55 ................. 140 105,503
3.85%, 04/01/60 ................. 80 54,881
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 95 85,848
Roper Technologies, Inc.
3.65%, 09/15/23 ................. 165 165,228
1.00%, 09/15/25 ................. 25 22,603
3.80%, 12/15/26 ................. 50 48,803
Salesforce, Inc.
2.70%, 07/15/41 ................. 95 73,434
2.90%, 07/15/51 ................. 105 79,402
3.05%, 07/15/61 ................. 130 95,052
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
542 505,447
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 315 236,390
VMware, Inc.
1.40%, 08/15/26 ................. 360 318,496
2.20%, 08/15/31 ................. 740 582,696
Workday, Inc.
3.50%, 04/01/27 ................. 105 100,411
3.80%, 04/01/32 ................. 240 219,282
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
258 216,112
9,993,085
Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29
(b)
......... 69 52,269
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 23 19,952
4.75%, 03/01/30 ................. 31 25,490
5.00%, 02/15/32
(b)
................ 60 49,050
Bath & Body Works, Inc.
6.88%, 11/01/35 ................. 35 28,437
7.60%, 07/15/37 ................. 28 22,573
Carvana Co.
(b)
5.50%, 04/15/27 ................. 132 85,184
4.88%, 09/01/29 ................. 84 47,763
10.25%, 05/01/30 ................ 74 60,680
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 400 377,154
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
28 23,402
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 90 70,176
Home Depot, Inc. (The)
2.88%, 04/15/27 ................. 125 120,760
0.90%, 03/15/28 ................. 150 127,605
2.70%, 04/15/30 ................. 100 90,704
4.25%, 04/01/46 ................. 40 37,544
3.90%, 06/15/47 ................. 75 67,047
4.50%, 12/06/48 ................. 120 116,928
3.35%, 04/15/50 ................. 190 154,280
2.75%, 09/15/51 ................. 100 72,670
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 31,797
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 92 59,231
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 111 84,482
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 50 42,469
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 410 394,554
3.10%, 05/03/27 ................. 240 228,563
3.70%, 04/15/46 ................. 237 189,950
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.55%, 04/05/49 ................. USD 70 $ 63,007
5.13%, 04/15/50 ................. 25 24,400
3.00%, 10/15/50 ................. 235 163,743
4.25%, 04/01/52 ................. 160 138,552
4.45%, 04/01/62 ................. 110 93,963
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 30,602
National Vision Holdings, Inc., 2.50%,
05/15/25
(e)
.................... 92 103,160
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 14 13,125
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 479 431,344
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 23 17,821
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 75 60,976
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 387 338,625
6.13%, 07/01/29 ................. 188 148,327
6.00%, 12/01/29 ................. 281 220,650
Staples, Inc., 7.50%, 04/15/26
(b)
........ 100 82,887
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 559 447,200
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 73 60,772
5,119,868
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
1.20%, 02/08/28 ................. 130 113,723
2.20%, 09/11/29 ................. 60 54,027
4.50%, 02/23/36 ................. 75 78,174
4.38%, 05/13/45 ................. 20 19,781
4.65%, 02/23/46 ................. 325 334,557
3.85%, 08/04/46 ................. 230 210,374
3.75%, 09/12/47 ................. 130 117,243
2.65%, 05/11/50 ................. 120 88,513
2.65%, 02/08/51 ................. 135 99,497
2.70%, 08/05/51 ................. 385 287,145
Dell International LLC, 6.02%, 06/15/26 ... 167 173,339
HP, Inc.
2.20%, 06/17/25 ................. 175 165,378
1.45%, 06/17/26 ................. 555 493,014
3.00%, 06/17/27 ................. 125 115,567
2,350,332
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 6 4,438
4.13%, 08/15/31 ................. 55 38,927
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 37 29,382
Levi Strauss & Co., 3.50%, 03/01/31 ..... 19 15,533
88,280
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 353 332,921
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 64 44,160
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. 36 29,064
4.75%, 06/15/29 ................. 26 20,005
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 46,564
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 50 43,372
5.13%, 12/15/30 ................. 31 23,173
5.75%, 11/15/31 ................. 37 28,331
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 68 56,196
623,786

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Tobacco — 0.4%
Altria Group, Inc.
2.35%, 05/06/25 ................. USD 590 $ 557,079
4.80%, 02/14/29 ................. 130 123,523
2.45%, 02/04/32 ................. 75 56,485
5.95%, 02/14/49 ................. 500 438,129
3.70%, 02/04/51 ................. 35 22,370
BAT Capital Corp.
3.22%, 08/15/24 ................. 39 37,908
2.79%, 09/06/24 ................. 510 493,436
3.22%, 09/06/26 ................. 625 583,747
3.56%, 08/15/27 ................. 257 235,114
2.26%, 03/25/28 ................. 300 251,321
2.73%, 03/25/31 ................. 100 79,200
4.39%, 08/15/37 ................. 225 178,490
3.73%, 09/25/40 ................. 195 136,732
4.76%, 09/06/49 ................. 90 67,859
Philip Morris International, Inc., 1.50%,
05/01/25 ..................... 250 234,464
Reynolds American, Inc., 7.00%, 08/04/41 .. 98 100,040
3,595,897
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 07/03/23 ................. 300 297,351
4.25%, 02/01/24 ................. 350 345,766
2.30%, 02/01/25 ................. 100 93,590
3.38%, 07/01/25 ................. 440 414,338
2.88%, 01/15/26 ................. 815 748,085
1.88%, 08/15/26 ................. 630 544,310
Aviation Capital Group LLC
(b)
3.88%, 05/01/23 ................. 110 109,049
1.95%, 09/20/26 ................. 445 378,114
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
38 30,902
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 24 22,644
9.75%, 08/01/27 ................. 14 13,684
5.50%, 05/01/28 ................. 107 88,319
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 59 43,218
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 12,940
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 91 83,074
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 202 169,005
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 127 126,725
7.25%, 06/15/28 ................. 248 245,272
3,766,386
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 4.38%, 04/22/49 400 369,950
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 790 709,918
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 91 46,732
Rogers Communications, Inc.
3.20%, 03/15/27
(b)
................ 110 104,336
3.80%, 03/15/32
(b)
................ 260 237,747
4.30%, 02/15/48 ................. 26 21,760
4.35%, 05/01/49 ................. 58 49,222
3.70%, 11/15/49 ................. 61 46,486
4.55%, 03/15/52
(b)
................ 390 342,481
Sprint Corp., 7.63%, 03/01/26 ......... 53 55,842
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 766 692,112
2.25%, 02/15/26
(b)
................ 320 287,966
2.25%, 02/15/26 ................. 265 238,471
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 02/01/28 ................. USD 14 $ 13,569
2.63%, 02/15/29 ................. 91 76,603
3.38%, 04/15/29 ................. 41 35,875
3.38%, 04/15/29
(b)
................ 22 19,250
3.88%, 04/15/30 ................. 20 18,665
2.88%, 02/15/31 ................. 66 54,795
3.50%, 04/15/31 ................. 62 53,532
3.50%, 04/15/31
(b)
................ 81 69,938
2.70%, 03/15/32
(b)
................ 375 314,620
4.38%, 04/15/40 ................. 215 191,915
3.00%, 02/15/41 ................. 165 123,056
4.50%, 04/15/50 ................. 45 39,929
3.30%, 02/15/51 ................. 155 112,869
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 161,570
Vodafone Group plc
6.15%, 02/27/37 ................. 125 134,898
5.25%, 05/30/48 ................. 151 143,656
4.88%, 06/19/49 ................. 25 22,894
4.25%, 09/17/50 ................. 50 41,777
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 505,189
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. 265 219,950
5,557,573
Total Corporate Bonds — 40.3%
(Cost: $411,090,615) ............................. 361,384,056
Equity-Linked Notes
Air Freight & Logistics — 0.1%
Credit Suisse AG (United Parcel Service, Inc.),
7.40%, 07/27/22
(b)
................ 4 644,368
Airlines — 0.0%
Societe Generale SA (Delta Air Lines, Inc.),
11.86%, 07/12/22
(b)
............... 9 270,439
Auto Components — 0.0%
Royal Bank of Canada (Goodyear Tire &
Rubber Co. (The)), 29.20%, 08/05/22
(b)
.. 7 80,979
Automobiles — 0.1%
(b)
Credit Suisse AG (Ford Motor Co.),
22.55%, 07/28/22 ................ 13 146,509
Credit Suisse AG (Tesla, Inc.),
19.00%, 07/14/22 ................ 1 385,797
Royal Bank of Canada (Volkswagen AG),
13.91%, 07/25/22 ................ EUR 2 288,962
821,268
Banks — 0.3%
(b)
Citigroup, Inc. (JPMorgan Chase & Co.),
21.82%, 07/15/22 ................ USD 3 326,420
JPMorgan Structured Products BV (Bank of
America Corp.), 14.41%, 07/15/22
(d)
.... 28 874,382
JPMorgan Structured Products BV (Citizens
Financial Group, Inc.), 14.75%, 07/20/22
(d)
4 147,346
JPMorgan Structured Products BV (Signature
Bank), 18.74%, 07/20/22
(d)
.......... —
(l)
57,066
Royal Bank of Canada (Banco Bilbao Vizcaya
Argentaria SA), 13.54%, 07/25/22 ..... EUR 45 204,625
Royal Bank of Canada ( Truist Financial Corp.),
12.74%, 07/20/22 ................ USD 3 166,400
Societe Generale SA (First Republic Bank),
7.78%, 07/12/22 ................. 3 374,880

BlackRock Managed Income Fund
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA (JPMorgan Chase & Co.),
16.47%, 07/12/22 ................ USD 4 $ 398,146
2,549,265
Beverages — 0.2%
(b)
Credit Suisse AG (Anheuser-Busch InBev SA/
NV), 13.50%, 07/25/22 ............. EUR 4 212,485
JPMorgan Structured Products BV (Diageo
plc), 9.85%, 07/25/22
(d)
............. GBP 8 346,168
Royal Bank of Canada (Coca-Cola Co. (The)),
10.57%, 07/21/22 ................ USD 10 632,276
Royal Bank of Canada (PepsiCo, Inc.),
14.55%, 07/13/22 ................ 4 605,664
1,796,593
Biotechnology — 0.1%
(b)
Citigroup, Inc. ( Abcam plc), 7.99%, 07/22/22 2 334,899
JPMorgan Structured Products BV (AbbVie,
Inc.), 9.25%, 07/26/22
(d)
............ 3 385,954
Societe Generale SA ( Abcam plc),
10.27%, 07/12/22 ................ 2 277,617
998,470
Building Products — 0.1%
(b)
JPMorgan Structured Products BV (Owens
Corning), 11.85%, 07/29/22
(d)
......... 5 375,866
Royal Bank of Canada (Masco Corp.),
8.91%, 07/29/22 ................. 7 330,284
706,150
Capital Markets — 0.2%
(b)
BNP Paribas SA (Bank of New York Mellon
Corp. (The)), 15.14%, 07/15/22 ....... 2 83,160
BNP Paribas SA (KKR & Co., Inc.),
19.24%, 08/03/22 ................ 2 76,837
Credit Suisse AG (Morgan Stanley),
14.15%, 07/12/22 ................ 5 411,749
Credit Suisse AG (TMX Group Ltd.),
18.85%, 07/14/22 ................ 23 423,414
Societe Generale SA (Goldman Sachs Group,
Inc. (The)), 16.36%, 07/12/22 ........ 1 422,141
Societe Generale SA (Interactive Brokers
Group, Inc.), 17.52%, 07/20/22 ....... 3 160,441
Societe Generale SA (Raymond James
Financial, Inc.), 16.32%, 07/28/22 ...... 1 123,956
1,701,698
Chemicals — 0.1%
(b)
BNP Paribas SA (DuPont de Nemours, Inc.),
17.28%, 08/03/22 ................ 3 189,570
Citigroup, Inc. (Mosaic Co. (The)),
25.49%, 08/03/22 ................ 6 303,339
JPMorgan Structured Products BV
( LyondellBasell Industries NV),
20.38%, 07/12/22
(d)
............... 5 457,209
Societe Generale SA (Dow, Inc.),
12.14%, 07/21/22 ................ 4 201,829
1,151,947
Commercial Services & Supplies — 0.1%
Royal Bank of Canada (Boyd Group Services,
Inc.), 21.69%, 08/11/22
(b)
............ 6 319,680
Royal Bank of Canada (Waste Management,
Inc.), 6.63%, 07/28/22
(b)
............ 2 345,476
Societe Generale SA (Waste Management,
Inc.)
11.73%, 07/27/22
(b)
............... 1 168,601
10.54%, 07/28/22
(b)
............... 1 214,112
1,047,869
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
Societe Generale SA (Juniper Networks, Inc.),
18.26%, 07/27/22
(b)
............... USD 6 $ 168,371
Consumer Finance — 0.1%
(b)
BNP Paribas SA (Ally Financial, Inc.),
15.86%, 07/20/22 ................ 4 143,436
Royal Bank of Canada (American Express Co.),
14.45%, 07/14/22 ................ 4 502,731
Royal Bank of Canada (Synchrony Financial),
15.07%, 07/20/22 ................ 6 160,384
806,551
Containers & Packaging — 0.1%
(b)
Royal Bank of Canada (Ball Corp.),
12.87%, 07/14/22 ................ 8 563,031
Royal Bank of Canada (Sealed Air Corp.),
16.34%, 08/03/22 ................ 3 166,706
729,737
Diversified Financial Services — 0.3%
(b)
Credit Suisse AG (Berkshire Hathaway, Inc.),
8.20%, 08/09/22 ................. 6 1,530,133
JPMorgan Structured Products BV (Berkshire
Hathaway, Inc.), 7.77%, 07/14/22
(d)
..... 2 671,654
Merrill Lynch International & Co. (AMP Ltd.),
13.57%, 07/27/22 ................ —
(l)
80,183
UBS AG (AMP Ltd.), 7.80%, 07/27/22 ..... 1 326,587
2,608,557
Diversified Telecommunication Services — 0.1%
(b)
Citigroup Global Markets Holdings (Telekom
Malaysia Bhd.), 36.76%, 07/22/22 ..... 20 413,452
Credit Suisse AG (Verizon Communications,
Inc.), 13.05%, 07/25/22 ............. 5 226,174
639,626
Electrical Equipment — 0.1%
(b)
Royal Bank of Canada (Eaton Corp. plc),
12.88%, 08/03/22 ................ 2 231,621
Royal Bank of Canada (Schneider Electric SE),
14.69%, 07/25/22 ................ EUR 2 288,700
520,321
Electronic Equipment, Instruments & Components — 0.1%
(b)
Credit Suisse AG (Corning, Inc.),
9.50%, 07/28/22 ................. USD 13 403,017
Credit Suisse AG (Zebra Technologies Corp.),
19.20%, 08/03/22 ................ —
(l)
76,145
JPMorgan Structured Products BV (Corning,
Inc.), 15.66%, 07/27/22
(d)
........... 5 162,722
Societe Generale SA (Flex Ltd.),
20.09%, 07/29/22 ................ 11 162,713
804,597
Energy Equipment & Services — 0.0%
JPMorgan Structured Products BV (Halliburton
Co.), 18.43%, 07/20/22
(b)(d)
.......... 2 69,523
Entertainment — 0.1%
(b)
Citigroup Global Markets Holdings (Electronic
Arts, Inc.), 17.49%, 08/03/22 ......... 2 280,785
Societe Generale SA (Walt Disney Co. (The)),
17.90%, 08/11/22 ................ 3 325,707
606,492
Equity Real Estate Investment Trusts (REITs) — 0.2%
(b)
BNP Paribas SA (American Tower Corp.),
9.86%, 07/26/22 ................. 2 490,476
BNP Paribas SA (Crown Castle International
Corp.), 18.21%, 07/22/22 ........... 2 404,688

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
BNP Paribas SA ( Outfront Media, Inc.),
21.09%, 08/03/22 ................ USD 12 $ 203,701
Goldman Sachs International (Lamar
Advertising Co.), 14.35%, 08/03/22 ..... 2 203,414
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.25%, 08/04/22 ............. 9 136,996
Royal Bank of Canada (Prologis, Inc.),
11.50%, 07/20/22 ................ 3 318,428
Societe Generale SA (Prologis, Inc.),
13.84%, 07/27/22 ................ 3 329,868
2,087,571
Food & Staples Retailing — 0.1%
Citigroup, Inc. (Costco Wholesale Corp.),
12.40%, 09/23/22
(b)
............... 2 863,258
JPMorgan Structured Products BV (Kroger Co.
(The))
17.98%, 09/09/22
(b)(d)
.............. 4 203,075
19.22%, 09/09/22
(b)(d)
.............. 3 162,159
1,228,492
Food Products — 0.1%
(b)
Royal Bank of Canada (Tyson Foods, Inc.),
14.01%, 08/09/22 ................ 1 82,468
Societe Generale SA (Hershey Co. (The)),
8.93%, 07/29/22 ................. 1 298,449
Societe Generale SA ( Mondelez International,
Inc.), 8.66%, 07/28/22 ............. 4 262,064
642,981
Health Care Equipment & Supplies — 0.1%
Citigroup, Inc. (Abbott Laboratories),
14.75%, 07/22/22
(b)
............... 4 484,934
Health Care Providers & Services — 0.5%
Citigroup, Inc. (Cigna Corp.),
11.65%, 08/05/22
(b)
............... 1 354,182
Credit Suisse AG (CVS Health Corp.),
11.75%, 07/12/22
(b)
............... 6 544,532
Royal Bank of Canada (Laboratory Corp. of
America Holdings), 15.35%, 07/29/22
(b)
.. 1 123,935
Societe Generale SA (McKesson Corp.),
11.99%, 07/12/22
(b)
............... 2 556,093
Societe Generale SA (UnitedHealth Group,
Inc.)
15.09%, 07/12/22
(b)
............... 2 775,403
15.46%, 07/18/22
(b)
............... 3 1,685,780
4,039,925
Health Care Technology — 0.0%
Royal Bank of Canada ( CompuGroup Medical
SE & Co. KgaA ), 26.46%, 08/03/22
(b)
... 2 161,435
Hotels, Restaurants & Leisure — 0.1%
(b)
BMO Capital Markets Corp. (Wendy's Co.
(The)), 16.70%, 08/10/22 ........... 7 137,009
BNP Paribas SA (Chipotle Mexican Grill, Inc.),
11.27%, 07/20/22 ................ —
(l)
198,825
JPMorgan Structured Products BV (McDonald's
Corp.), 10.33%, 07/27/22
(d)
.......... 1 220,409
Royal Bank of Canada (Choice Hotels
International, Inc.), 20.57%, 08/04/22 ... 1 119,281
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 17.71%, 07/29/22 ...... 1 167,242
842,766
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
(b)
JPMorgan Structured Products BV (Whirlpool
Corp.), 7.35%, 07/26/22
(d)
........... USD 1 $ 205,965
Societe Generale SA (Toll Brothers, Inc.),
23.23%, 08/24/22 ................ 4 164,897
370,862
Household Products — 0.1%
Citigroup, Inc. (Procter & Gamble Co. (The)),
12.35%, 07/29/22
(b)
............... 6 853,948
Insurance — 0.1%
(b)
BMO Capital Markets Corp. (Admiral Group
plc), 14.51%, 07/27/22 ............. 2 192,838
BNP Paribas SA (Principal Financial Group,
Inc.), 14.45%, 07/29/22 ............. 2 131,724
Citigroup, Inc. (Marsh & McLennan Cos., Inc.),
9.80%, 07/22/22 ................. 1 213,490
Credit Suisse AG (Admiral Group plc),
8.35%, 07/28/22 ................. 5 394,177
932,229
Interactive Media & Services — 0.2%
(b)
Credit Suisse AG (Meta Platforms, Inc.),
22.05%, 07/28/22 ................ 4 591,504
Credit Suisse AG (TripAdvisor, Inc.),
26.75%, 08/04/22 ................ 4 68,563
Nomura Bank International plc (Alphabet, Inc.),
9.33%, 07/12/22 ................. 1 1,545,595
2,205,662
Internet & Direct Marketing Retail — 0.2%
(b)
Royal Bank of Canada (Amazon.com, Inc.),
16.35%, 07/29/22 ................ 1 1,236,529
Societe Generale SA (Amazon.com, Inc.),
11.57%, 07/12/22 ................ —
(l)
364,639
1,601,168
IT Services — 0.3%
(b)
BNP Paribas SA (Fidelity National Information
Services, Inc.), 16.83%, 08/03/22 ...... 3 248,872
BNP Paribas SA (Global Payments, Inc.),
16.44%, 08/03/22 ................ 2 231,853
BNP Paribas SA (Visa, Inc.), 11.38%, 07/27/22 5 986,604
Credit Suisse AG ( FleetCor Technologies, Inc.),
13.60%, 08/04/22 ................ —
(l)
81,186
JPMorgan Structured Products BV ( Mastercard ,
Inc.), 13.92%, 07/29/22
(d)
........... 2 773,646
Royal Bank of Canada (PayPal Holdings, Inc.),
25.76%, 07/28/22 ................ 2 155,905
Societe Generale SA ( GoDaddy , Inc.),
13.87%, 07/12/22 ................ 5 348,765
2,826,831
Leisure Products — 0.0%
(b)
Royal Bank of Canada (Hasbro, Inc.),
11.96%, 07/26/22 ................ 1 84,956
Societe Generale SA (Mattel, Inc.),
19.81%, 07/27/22 ................ 7 165,509
250,465
Life Sciences Tools & Services — 0.1%
(b)
BNP Paribas SA ( Thermo Fisher Scientific,
Inc.), 12.33%, 07/27/22 ............. 1 435,548
Citigroup, Inc. (Danaher Corp.),
15.80%, 07/22/22 ................ 2 541,766
977,314

BlackRock Managed Income Fund
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Machinery — 0.1%
(b)
BNP Paribas SA (Caterpillar, Inc.),
14.04%, 07/29/22 ................ USD 1 $ 187,199
Goldman Sachs International (Deere & Co.),
19.21%, 08/22/22 ................ 1 303,011
JPMorgan Structured Products BV ( Middleby
Corp. (The)), 18.51%, 08/12/22
(d)
...... 1 75,737
565,947
Media — 0.0%
Nomura Bank International plc (Comcast
Corp.), 15.32%, 07/29/22
(b)
.......... 4 169,391
Metals & Mining — 0.2%
(b)
BNP Paribas SA (Freeport-McMoRan, Inc.),
23.97%, 07/22/22 ................ 7 199,624
Citigroup, Inc. (Freeport-McMoRan, Inc.),
21.10%, 07/21/22 ................ 5 155,397
Credit Suisse AG (Cleveland-Cliffs, Inc.),
19.20%, 07/14/22 ................ 25 394,186
JPMorgan Structured Products BV (Freeport-
McMoRan, Inc.), 11.23%, 07/14/22
(d)
.... 20 594,349
Royal Bank of Canada ( Ramelius Resources
Ltd.), 11.28%, 07/25/22 ............. EUR —
(l)
257,146
Societe Generale SA (Aneka Tambang Tbk .
PT), 13.15%, 07/21/22 ............. USD 1 511,532
2,112,234
Multiline Retail — 0.1%
(b)
Citigroup Global Markets Holdings (Macy's,
Inc.), 27.82%, 08/19/22 ............. 10 184,695
Goldman Sachs International (Target Corp.),
16.20%, 08/17/22 ................ 2 320,160
504,855
Oil, Gas & Consumable Fuels — 0.3%
(b)
BNP Paribas SA (Chevron Corp.),
15.50%, 07/29/22 ................ 6 825,688
Citigroup Global Markets Holdings (EOG
Resources, Inc.), 22.80%, 08/05/22 .... 1 140,613
Citigroup Global Markets Holdings (Pioneer
Natural Resources Co.), 31.91%, 08/03/22 2 396,644
Credit Suisse AG (Occidental Petroleum Corp.),
43.60%, 08/03/22 ................ 1 87,108
Merrill Lynch International & Co. (Exxon Mobil
Corp.), 17.80%, 08/01/22 ........... 5 437,759
Nomura Bank International plc (APA Corp.),
18.48%, 07/14/22 ................ 13 465,229
Nomura Bank International plc (Diamondback
Energy, Inc.), 16.69%, 07/14/22 ....... 4 526,192
Nomura Bank International plc (EOG
Resources, Inc.), 27.17%, 08/04/22 .... 1 81,099
2,960,332
Pharmaceuticals — 0.5%
(b)
BNP Paribas SA (Bristol-Myers Squibb Co.),
10.98%, 07/27/22 ................ 7 503,881
BNP Paribas SA (Eli Lilly & Co.),
13.87%, 08/03/22 ................ 2 701,586
BNP Paribas SA (Pfizer, Inc.),
15.92%, 08/03/22 ................ 15 750,771
Credit Suisse AG (Johnson & Johnson),
5.85%, 07/19/22 ................. 2 348,046
JPMorgan Structured Products BV (Johnson &
Johnson), 6.47%, 07/20/22
(d)
......... 3 616,450
Nomura Bank International plc (Merck KGaA ),
14.37%, 07/12/22 ................ 8 757,158
Royal Bank of Canada (Merck KGaA ),
11.35%, 07/27/22 ................ 8 687,622
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Royal Bank of Canada (Sanofi),
12.28%, 07/25/22 ................ EUR 110 $ 312,242
Societe Generale SA (Bausch Health Cos.,
Inc.), 26.29%, 07/12/22 ............. USD 28 233,494
4,911,250
Professional Services — 0.1%
(b)
BMO Capital Markets Corp. (Equifax, Inc.),
15.54%, 07/21/22 ................ 1 199,095
Societe Generale SA (Equifax, Inc.),
22.48%, 07/21/22 ................ 2 332,013
531,108
Road & Rail — 0.2%
(b)
Citigroup, Inc. (Union Pacific Corp.),
9.91%, 07/22/22 ................. 2 415,391
Goldman Sachs International (Union Pacific
Corp.), 8.97%, 07/22/22 ............ 1 208,499
Nomura Bank International plc (Union Pacific
Corp.), 12.64%, 07/22/22 ........... 2 418,171
Royal Bank of Canada (Old Dominion Freight
Line, Inc.), 8.26%, 07/14/22 .......... 2 590,724
Societe Generale SA (CSX Corp.),
11.09%, 07/21/22 ................ 8 235,866
Societe Generale SA (Knight-Swift
Transportation Holdings, Inc.),
16.49%, 07/21/22 ................ 4 164,785
2,033,436
Semiconductors & Semiconductor Equipment — 0.2%
(b)
BNP Paribas SA (KLA Corp.), 22.88%, 07/29/22 1 314,977
Credit Suisse AG (Advanced Micro Devices,
Inc.), 25.85%, 07/27/22 ............. 2 188,698
Credit Suisse AG (Analog Devices, Inc.),
15.90%, 08/17/22 ................ 3 402,444
Credit Suisse AG (QUALCOMM, Inc.),
24.40%, 07/28/22 ................ 3 412,160
Credit Suisse AG (Texas Instruments, Inc.),
13.40%, 07/21/22 ................ 1 157,308
JPMorgan Structured Products BV
(QUALCOMM, Inc.), 20.26%, 07/28/22
(d)
. 2 210,916
Royal Bank of Canada (ASML Holding NV),
12.16%, 07/20/22 ................ EUR 1 308,562
1,995,065
Software — 0.5%
BNP Paribas Issuance BV (Microsoft Corp.),
14.41%, 07/27/22
(b)
............... USD 4 962,962
Citigroup, Inc. (Microsoft Corp.),
12.42%, 07/27/22
(b)
............... 2 413,978
Credit Suisse AG (Fortinet, Inc.),
23.00%, 07/29/22
(b)
............... 2 439,663
Merrill Lynch International & Co. (Fair Isaac
Corp.), 17.63%, 08/03/22
(b)
.......... —
(l)
138,871
Royal Bank of Canada (Microsoft Corp.)
13.85%, 07/05/22
(b)
............... 4 1,066,859
14.34%, 07/28/22
(b)
............... 1 207,968
14.79%, 07/28/22 ................ 1 322,322
Royal Bank of Canada (Palo Alto Networks,
Inc.), 14.01%, 07/14/22
(b)
........... 1 575,058
4,127,681
Specialty Retail — 0.3%
(b)
BNP Paribas SA (O'Reilly Automotive, Inc.),
12.04%, 07/28/22 ................ 1 340,574
Citigroup, Inc. (AutoZone, Inc.),
11.39%, 09/21/22 ................ —
(l)
343,803
Credit Suisse AG (Home Depot, Inc. (The)),
16.55%, 08/17/22 ................ 2 426,393

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Credit Suisse AG (Lowe's Cos., Inc.),
18.35%, 08/17/22 ................ USD 1 $ 211,559
Credit Suisse AG (TJX Cos., Inc. (The)),
18.40%, 08/17/22 ................ 6 325,335
JPMorgan Structured Products BV ( Ulta
Beauty, Inc.), 20.28%, 08/25/22
(d)
...... 1 200,084
Societe Generale SA (AutoZone, Inc.),
15.71%, 09/21/22 ................ —
(l)
413,333
Societe Generale SA (Home Depot, Inc. (The)),
17.89%, 08/17/22 ................ 3 826,974
3,088,055
Technology Hardware, Storage & Peripherals — 0.3%
Credit Suisse AG (Apple, Inc.)
9.30%, 07/12/22
(b)
................ 5 728,431
12.20%, 07/27/22
(b)
............... 12 1,615,495
Nomura Bank International plc (Apple, Inc.),
14.12%, 07/28/22
(b)
............... 2 231,810
2,575,736
Trading Companies & Distributors — 0.0%
BNP Paribas SA (United Rentals, Inc.),
14.48%, 07/27/22
(b)
............... 1 137,912
Wireless Telecommunication Services — 0.0%
Societe Generale SA (T-Mobile US, Inc.),
14.37%, 07/28/22
(b)
............... 2 221,752
Total Equity-Linked Notes — 7.1%
(Cost: $68,332,360) .............................. 64,164,158
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(m)
................... 762 702,401
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(m)
................... 155 142,830
Cobham Ultra US Co., Term Loan, 11/17/28
(m)
69 65,493
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 04/06/26 ................. 478 439,559
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 04/06/26 ................. 257 236,322
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 02/01/28 1,216 1,138,982
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 9.00%
,
 02/01/29 233 216,186
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 ................. 55 54,834
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 12/09/25 ..... 113 107,285
TransDigm , Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 08/22/24 ..... 500 481,418
3,585,310
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.72%
,
 04/06/28
(a)
................ 110 99,518
Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.81%
,
 04/20/28 550 523,973
Air Canada, Term Loan, 08/11/28
( i )(m)
...... 560 513,800
Security
Par (000)
Par (000) Value
Airlines (continued)
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
3.37%, 06/27/25 ............... USD 161 $ 142,143
(LIBOR USD 1 Month + 1.75%),
3.40%, 01/29/27 ............... 791 694,142
American Airlines, Inc., Term Loan, Class
B, (LIBOR USD 3 Month + 2.00%),
2.84%
,
 12/15/23 ................. 12 11,795
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.03%
,
 12/11/26 ...... 80 71,037
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 7.31%
,
 06/21/27 732 721,783
United Airlines, Inc., Term Loan B, 04/21/28
(m)
486 450,519
3,129,192
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 04/10/28 ..... 82 76,281
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 04/30/26 881 820,538
Truck Hero, Inc., Term Loan, 01/31/28
(m)
... 235 209,185
1,106,004
Automobiles — 0.0%
Dealer Tire, LLC, Term Loan B1, 01/01/38
(a)(m)
410 391,107
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 4.88% - 5.40%
,
 01/24/29 861 799,666
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 8.15%
,
 01/24/30
( i )
... 254 228,212
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.06% -
5.67%
,
 10/01/27 ................. 217 206,159
1,234,037
Building Products — 0.2%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.57%
,
 04/12/28 ................. 212 174,744
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25% -
5.42%
,
 11/23/27 ................. 606 530,224
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 10/02/28 ................. 113 103,647
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(m)
............. 23 20,787
CPG International LLC, Term Loan, (SOFR 6
Month + 2.50%), 4.09%
,
 04/28/29
( i )
..... 184 170,200
Jeld-Wen , Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 07/28/28 ..... 150 142,032
MI Windows and Doors LLC, Term Loan B1,
12/18/27
(m)
..................... —
(l)
204
Oscar AcquisitionCo LLC, Term Loan B,
04/29/29
(m)
..................... 218 193,354
Wilsonart LLC, Term Loan E, 12/31/26
(m)
... 666 588,220
1,923,412
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
6.17%
,
 07/31/26 ................. 473 449,330
Azalea TopCo , Inc., 1st Lien Term Loan,
07/24/26
(m)
..................... 592 552,497

BlackRock Managed Income Fund
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Azalea TopCo , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.99%
,
 07/24/26
( i )
................ USD 89 $ 84,139
Cogeco Communications Finance (USA) LP,
Term Loan B, (LIBOR USD 1 Month +
2.50%), 4.17%
,
 09/01/28 ........... 335 319,363
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 06/30/28 ................. 256 245,113
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 4.31% - 4.92%
,
 04/12/24 115 112,719
1,763,161
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 4.17%
,
 03/18/28 .......... 717 683,309
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
..................... 34 30,991
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 5.42%
,
 09/30/28 ..... 229 211,226
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
5.63%
,
 11/24/27
( i )
................ 52 48,274
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 7.00%
,
 08/27/26 ........... 381 370,080
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 12/29/27 ................. 55 48,157
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.74%
,
 06/09/28 ................. 255 243,607
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 3.67%
,
 01/31/26 347 342,303
Greenrock Finance, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Week + 3.50%), 4.51% -
5.09%
,
 06/28/24 ................. 51 48,734
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 07/03/28 ................. 150 133,161
Lummus Technology Holdings V LLC, Term
Loan B, 06/30/27
(m)
............... 143 131,795
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
4.76%
,
 01/01/38 ................. 463 440,615
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 4.92%
,
 05/15/24 ........... 429 413,771
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 3.00%), 5.25%
,
 10/01/25 .... 14 13,075
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.38%
,
 10/14/24 ................. 218 201,237
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.37%
,
 08/02/28
( i )
................ 390 371,237
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 6.06%
,
 09/22/28 99 93,235
3,824,807
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.5%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 02/02/26 ................. USD 29 $ 25,624
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 05/12/28 ................. 767 701,668
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 4.78% - 5.60%
,
 02/15/29 ...... 169 160,445
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 03/11/25 ................. 43 41,183
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 04/06/28 ................. 181 172,354
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 3.42%
,
 09/07/27 620 597,019
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 3.67%
,
 10/08/28 ..... 189 187,160
Covanta Holding Corp., Term Loan B,
11/30/28
(m)
..................... 428 403,432
Covanta Holding Corp., Term Loan C,
11/30/28
(m)
..................... 32 30,507
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.24%
,
 05/30/25 27 26,168
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 6.06% - 6.67%
,
 10/29/28 ...... 273 251,275
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50% - 3.81%
,
 09/23/26 ...... 112 104,026
Tempo Acquisition LLC, Term Loan B1,
08/31/28
(m)
..................... 955 903,408
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 11/02/27 ................. 123 116,643
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 6.67%
,
 07/30/28 ........... 307 287,097
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(m)
..................... 208 196,115
4,204,124
Communications Equipment — 0.1%
ViaSat , Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.14%
,
 03/02/29
(a)
.......... 560 520,406
Construction & Engineering — 0.2%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(m)
............. 989 852,119
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 4.67%
,
 01/21/28 ........... 375 355,680
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.17%
,
 05/12/28 ................. 393 364,475
1,572,274
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 3.67%
,
 01/15/27 ........... 412 388,691
New AMI I LLC, 1st Lien Term Loan, (SOFR 6
Month + 6.00%), 7.08%
,
 03/08/29 ..... 203 184,117
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 301 290,356

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.24% -
5.25%
,
 05/29/26 ................. USD 166 $ 154,674
1,017,838
Containers & Packaging — 0.3%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 12/01/27 ................. 1,019 957,157
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(m)
................. 554 520,072
Pactiv Evergreen, Inc., Term Loan B2,
02/05/26
(m)
..................... 140 130,558
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 07/31/26 135 127,789
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 02/04/27 ................. 16 15,055
Tosca Services LLC, Term Loan, 08/18/27
(m)
. 296 262,792
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(m)
............... 18 16,881
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 09/15/28 ................. 202 189,328
2,219,632
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.99%
,
 10/28/27
(a)
170 159,963
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 12/11/28 ................. 583 537,542
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 12/10/29
( i )
................ 153 139,995
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 11/24/28
( i )
................ 183 174,384
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
12.50%
,
 12/22/25 ................ 694 633,745
Sotheby's, Term Loan, 01/15/27
(m)
........ 553 528,506
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
6.50%
,
 07/30/25 ................. 159 147,502
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 07/20/28 ................. 117 109,284
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(m)
..................... 564 522,372
2,793,330
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 6.20%
,
 02/16/28 ..... 84 78,621
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.06%
,
 03/10/28
( i )
246 236,403
Barracuda Networks, Inc., 1st Lien Term Loan,
05/17/29
(m)
..................... 171 163,519
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 3.50%
,
 10/30/26
( i )
... 78 74,490
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 3.88%
,
 04/13/28 ..... 391 374,684
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
4.58%
,
 10/22/26 ................. USD 615 $ 586,881
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
5.28%
,
 04/09/27 ................. 1,116 1,042,394
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
8.42%
,
 04/07/28 ................. 183 177,510
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 4.00%), 5.01% -
6.25%
,
 10/01/27 ................. 723 682,023
Grab Holdings, Inc., Term Loan, 01/29/26
(m)
. 716 651,642
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(m)
..................... 503 411,291
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 11/02/27 . 77 75,269
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 03/24/25 ................. 208 201,000
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 10/23/28 .... 1,346 1,246,505
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.81%
,
 08/02/28
( i )
................ 767 713,106
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
7.50%
,
 08/02/29
( i )
................ 103 95,842
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 7.63%
,
 12/15/26 ..... 158 133,552
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
5.92%
,
 12/15/28 ................. 309 277,785
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 09/25/26 .... 396 367,646
RVR Dealership Holdings LLC, Term Loan,
(SOFR 3 Month + 3.75%), 5.17%
,
 02/08/28 70 58,780
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
4.25%
,
 11/05/28 ................. 264 250,581
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 01/23/25 ................. 218 202,416
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
4.42%
,
 12/11/26 ................. 386 366,217
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 3.42%
,
 11/16/26 .... 312 293,595
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
3.75% - 9.75%
,
 02/28/25 ........... 100 98,453
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
(m)
..................... 320 245,960
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
4.32%
,
 01/31/29 ................. 139 131,443
White Cap Supply Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 5.28%
,
 10/19/27 247 226,624
9,464,232
Diversified Telecommunication Services — 0.5%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
3.79%, 07/15/25 ............... 15 13,498

BlackRock Managed Income Fund
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(LIBOR USD 3 Month + 2.75%),
3.79%, 01/31/26 ............... USD 506 $ 455,693
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 5.41%
,
 08/14/26 .... 518 472,239
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.57%
,
 11/30/27 . 35 33,355
Connect Finco SARL, Term Loan, 12/11/26
(m)
1,126 1,032,872
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
5.19%
,
 10/02/27 ................. 54 47,843
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
6.06%
,
 05/01/28 ................. 170 158,284
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 4.17%
,
 11/04/26 . 319 304,973
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 3.42%
,
 03/01/27 169 156,185
Orbcomm , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.92%
,
 09/01/28 169 155,302
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
3.82%
,
 01/31/28 ................. 133 124,292
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
4.57%
,
 01/31/29 ................. 144 137,648
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 03/09/27 1,208 1,110,180
4,202,364
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 01/15/25 ................. 34 32,521
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 12/13/25 ................. 93 78,950
111,471
Electrical Equipment — 0.1%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
7.63%
,
 06/23/28
( i )
................ 382 358,447
AZZ, Inc., Term Loan, (SOFR 1 Month +
4.25%), 0.00% - 5.88%
,
 05/13/29
( i )
..... 71 67,628
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 02/12/25 25 24,274
450,349
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., Term Loan B, 07/02/29
(a)(m)
...... 295 282,094
Entertainment — 0.4%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
4.20%
,
 04/22/26 ................. 339 284,765
Aristocrat Technologies, Inc., Term Loan B,
(SOFR 3 Month + 2.25%), 4.40%
,
 05/24/29 47 45,284
City Football Group Ltd., Term Loan, 07/21/28
( i )
(m)
........................... 285 260,672
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 07/03/24 ................. 616 586,469
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
3.38%
,
 10/19/26 ................. 653 609,249
Security
Par (000)
Par (000) Value
Entertainment (continued)
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 4.42%
,
 03/13/28 USD 450 $ 423,236
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/30/25 ................. 39 36,824
William Morris Endeavor Entertainment, LLC
1st Lien Term Loan, (LIBOR USD 1 Month +
2.75%), 4.42%
,
 05/18/25 ........... 1,012 949,678
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 3.79%
,
 01/20/28 466 446,310
3,642,487
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B,
05/11/24
(a)(m)
.................... 94 91,766
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 3 Month + 2.00%),
3.57%, 09/13/26 ............... 421 396,002
(LIBOR USD 3 Month + 2.75%),
4.32%, 11/22/28 ............... 208 198,056
594,058
Food Products — 0.5%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 10/01/25 ................. 345 289,010
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 4.17%
,
 10/10/26 .... 24 22,873
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 5.17%
,
 10/25/27 ..... 1,097 992,654
Froneri International Limited, 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 01/29/27 ................. 712 653,425
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 3.49% -
3.92%
,
 08/03/25 ................. 247 236,523
JBS USA Lux SA, Term Loan, (LIBOR USD 3
Month + 2.00%), 2.80%
,
 05/01/26 ..... 41 39,506
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
3.66%
,
 05/15/24 ................. 459 441,304
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 06/08/28 ................. 200 188,066
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.75%
,
 03/31/28 ................. 810 713,884
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.67%
,
 01/20/28 ................. 613 583,252
4,160,497
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan,
11/03/28
(m)
..................... 578 520,376
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 6.75%
,
 03/05/26 244 212,250
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 05/04/28 ..... 229 217,330
949,956

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.4%
(a)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 03/01/24 ................. USD 640 $ 621,130
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.75%
,
 09/29/28 ................. 208 196,649
Electron Bidco , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.67%
,
 11/01/28 ................. 723 675,163
Envision Healthcare Corp., Term Loan,
(LIBOR USD 1 Month + 3.75%), 4.81% -
5.42%
,
 10/10/25 ................. 416 136,930
eResearchTechnology , Inc., 1st Lien Term
Loan, 02/04/27
(m)
................. 565 520,213
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
6.00%, 02/18/27 ............... 164 151,039
(LIBOR USD 3 Month + 3.75%),
6.00%, 11/15/28 ............... 87 80,253
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.00%
,
 11/15/29 ................. 78 74,102
MED ParentCo LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.92%
,
 08/31/26 384 345,465
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 483 452,158
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(m)
....... 92 86,341
Option Care Health, Inc., 1st Lien Term Loan,
10/27/28
(m)
..................... 113 107,407
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 02/14/25 ................. 4 3,706
Vizient , Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 3.68%
,
 05/16/29 ........... 66 65,423
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 5.50%
,
 12/22/28 470 441,764
3,957,743
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(m)
................. 103 94,865
Athenahealth Group, Inc., Term Loan,
02/15/29
(m)
..................... 610 559,747
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
5.67%
,
 06/02/28 ................. 456 420,088
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 08/27/25 494 472,096
1,546,796
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 11/19/26 ................. 704 670,638
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.37%
,
 10/02/28 154 142,410
Caesars Resort Collection LLC, Term Loan B,
12/23/24
(m)
..................... 270 259,391
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 07/21/25 ................. 502 482,478
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 151 140,346
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 12/27/24 ................. USD 328 $ 312,577
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 3.67%
,
 03/17/28 67 63,177
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
5.25%
,
 03/08/24 ................. 1,131 836,811
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 5.53%
,
 01/27/29 1,093 1,005,370
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 4.50%
,
 07/21/26 231 218,976
Four Seasons Holdings Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 11/30/23 ................. 73 71,905
Hilton Worldwide Finance LLC, Term Loan B2,
06/22/26
(m)
..................... 61 58,198
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 4.42%
,
 02/05/25 .... 508 480,750
Packers Holdings LLC, Term Loan, 03/09/28
(m)
429 392,135
Penn National Gaming, Inc., Term Loan B,
(SOFR 1 Month + 2.75%), 4.38%
,
 05/03/29 303 290,288
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
4.36%
,
 04/14/29 ................. 180 170,550
Station Casinos LLC, Facility Term Loan B1,
02/08/27
(m)
..................... 622 583,451
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 08/03/28 .... 419 391,667
Wyndham Hotels & Resorts, Inc., Term Loan B,
05/30/25
(m)
..................... 37 35,243
6,606,361
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 5.92% -
6.50%
,
 05/17/28 ................. 357 274,547
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 4.84%
,
 02/26/29 514 441,079
Snap One Holdings Corp., Term Loan,
12/08/28
(m)
..................... 217 196,854
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.60%
,
 10/06/28 ................. 160 130,673
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 10/30/27 ................. 149 135,094
1,178,247
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan, 09/29/28
(m)
.. 495 456,179
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 3.63%
,
 08/04/28 .... 192 183,172
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 3.67%
,
 03/03/28 42 40,817
680,168

BlackRock Managed Income Fund
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 3.67%
,
 08/12/26 ..... USD 54 $ 51,233
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
4.08%
,
 12/15/27 ................. 257 247,123
298,356
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/09/25 ................. 419 393,290
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
5.01%
,
 11/05/27 ................. 740 686,850
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.92%
,
 02/19/28 .... 581 547,417
AssuredPartners , Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
5.17%, 02/12/27 ............... 354 331,096
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 6.92%
,
 01/31/28 379 322,150
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 6.92%
,
 01/20/29 289 244,205
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 4.21%
,
 04/25/25 .... 789 745,990
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.35%
,
 04/25/25 368 347,836
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 4.92%
,
 02/15/27 ........... 51 46,664
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 4.63%
,
 09/01/27
( i )
... 101 97,150
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
4.92%, 12/31/25 ............... 586 548,666
(LIBOR USD 1 Month + 4.25%),
5.92%, 09/03/26 ............... 29 27,883
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 5.25%
,
 05/16/24 ........... 571 546,223
4,885,420
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Term Loan B2, (LIBOR USD 3
Month + 3.00%), 5.25%
,
 06/26/28 ..... 410 390,755
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 12/06/27 ..... 180 163,424
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
4.67%, 10/30/26 ............... 1,441 1,358,655
GoodRx , Inc., 1st Lien Term Loan, 10/10/25
(m)
171 155,379
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 111 101,928
2,170,141
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.69%
,
 11/08/27 ................. 153 144,799
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 5.17%
,
 02/12/27
( i )
........... 737 663,102
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 5.92%
,
 02/12/27
( i )
......... USD 50 $ 45,779
853,680
IT Services — 0.3%
(a)
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.51%
,
 09/19/25 ................. 48 46,095
Asurion LLC, Term Loan B6, 11/03/23
(m)
.... 216 207,133
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 4.67%
,
 11/03/24 ...... 428 400,261
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 07/30/27 140 131,461
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 3.42%
,
 04/28/28 ........... 410 394,045
Go Daddy Operating Co. LLC, Term Loan
B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 08/10/27 ................. 286 274,624
ION Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.00%
,
 04/01/28 166 152,911
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 3.69%
,
 05/28/28 ..... 169 167,314
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 05/05/26
( i )
174 161,903
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 07/28/28
( i )
103 98,510
Venga Finance SARL, Term Loan, 12/04/28
( i )(m)
117 108,670
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 5.42%
,
 02/11/28 ...... 163 153,468
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 3.92%
,
 03/31/28 .......... 105 100,423
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 02/02/26 40 38,575
2,435,393
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(SOFR 1 Month + 4.00%), 5.23%
,
 12/01/28 153 144,700
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27 ..... 85 80,804
225,504
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 3.92%
,
 11/08/27 . 710 680,813
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
3.63%
,
 02/22/28 ................. 394 387,843
Icon plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
4.56%, 07/03/28 ............... 703 678,652
Maravai Intermediate Holdings LLC, Term Loan
B, 10/19/27
( i )(m)
.................. 340 322,029
Phoenix Newco , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 11/15/28 ................. 721 675,421
2,744,758
Machinery — 0.6%
(a)
Albion Financing 3 SARL, Term Loan,
(LIBOR USD 3 Month + 5.25%), 5.75% -
6.43%
,
 08/17/26 ................. 384 366,907
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 10/13/28 72 62,925

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Clark Equipment Co., Term Loan B, (SOFR 3
Month + 2.50%), 4.65%
,
 04/20/29 ..... USD 85 $ 81,502
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 5.06%
,
 05/14/28 61 58,049
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
4.67%, 03/31/25 ............... 653 617,147
(LIBOR USD 1 Month + 3.50%),
5.17%, 10/21/28 ............... 221 206,388
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 3.63%
,
 01/29/29 ........... 66 63,563
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 3.38%
,
 03/01/27 ..... 254 242,868
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 4.17%
,
 03/31/27 .... 248 233,353
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 732 669,567
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 3.38%
,
 03/01/27 370 353,313
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ..... 885 803,768
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.13%
,
 04/05/29 ........... 303 281,737
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.02%
,
 07/30/27 ................. 382 357,229
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 0.00% - 3.87%
,
 03/02/27 788 730,541
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.25%), 3.92%
,
 10/04/28 .... 29 28,192
5,157,049
Media — 0.5%
AVSC Holding Corp., 1st Lien Term Loan B1,
03/03/25
(a)(m)
.................... 424 363,520
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(n)
................ 85 89,171
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/30/25
(a)
................ 129 125,697
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.74%
,
 08/21/26
(a)
................ 909 778,749
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 12/17/26
(a)
................ 190 174,275
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
3.57%, 07/17/25 ............... 32 29,546
(LIBOR USD 1 Month + 2.50%),
3.82%, 04/15/27 ............... 553 513,033
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 6.67%
,
 08/02/27
(a)
729 669,173
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.31%
,
 11/12/27
(a)
................ 155 145,268
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 4.42%
,
 01/07/28
(a)
56 52,438
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)( i )(m)
............... 180 157,313
Sinclair Television Group, Inc., Term
Loan B4, (SOFR 1 Month + 3.75%),
5.38%
,
 04/21/29
(a)( i )
............... 427 392,840
Security
Par (000)
Par (000) Value
Media (continued)
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.63%
,
 09/28/23
(a)( i )
.. USD 668 $ 639,610
Voyage Digital (NZ) Ltd., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 5.77%
,
 05/11/29
(a)
( i )
............................ 221 209,950
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
3.82%
,
 04/30/28
(a)
................ 213 198,156
4,538,739
Metals & Mining — 0.0%
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, 03/16/27
(a)(m)
................. 219 194,845
Oil, Gas & Consumable Fuels — 0.3%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.02%
,
 11/01/25 ........... 46 48,223
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 12/21/28 ................. 689 594,112
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.87%
,
 11/24/28 ................. 613 603,658
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 10/18/28 ................. 461 440,970
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.71%
,
 10/05/28 ................. 768 729,102
2,416,065
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 10/01/26
(a)
................ 1,389 1,282,140
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 5.19% -
5.81%
,
 05/04/25 ................. 314 283,222
Bausch Health Cos., Inc., Term Loan B,
02/01/27
(m)
..................... 499 426,509
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.81%
,
 08/01/27 355 335,011
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 11/15/27 ................. 198 186,878
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.17%
,
 05/05/28 615 585,895
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29 ................. 110 101,200
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.63%
,
 06/02/28 ..... 233 223,498
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
( i )(m)
............ 56 51,451
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.25%
,
 11/18/27
( i )
................ 584 538,730
2,732,394

BlackRock Managed Income Fund
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 4.42%
,
 02/04/28 ..... USD 922 $ 874,953
CoreLogic , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.19%
,
 06/02/28 1,034 857,406
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.87%
,
 02/06/26 ................. 912 858,902
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 4.75%
,
 01/18/29 157 145,841
Element Materials Technology Group US
Holdings, Inc., Term Loan, 04/12/29
(m)
... 159 151,924
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(m)
. 344 329,169
Galaxy US Opco , Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 6.28%
,
 04/29/29 371 347,349
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 07/11/25 ................. 176 166,885
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 3.92%
,
 12/01/28 .... 855 813,222
4,545,651
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
4.42%
,
 08/21/25
(a)
................ 579 544,280
Road & Rail — 0.2%
(a)
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 08/06/27 ................. 138 130,308
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 4.25%
,
 12/30/26 387 370,903
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 0.00% -
7.75%
,
 08/04/25
( i )
................ 108 95,763
Uber Technologies, Inc., Term Loan, 02/25/27
(m)
765 730,804
1,327,778
Semiconductors & Semiconductor Equipment — 0.0%
(a)
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 09/19/26 ................. 21 21,141
Synaptics , Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28 ..... 113 109,851
130,992
Software — 1.7%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.01% -
5.25%
,
 09/19/24 ................. 109 104,765
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.98%
,
 02/12/25 ................. 827 817,596
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/02/25 369 343,113
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.25%),
4.50%
,
 09/21/28 ................. 325 307,958
CDK Global, Inc., Term Loan B, 07/06/29
(m)
. 140 131,968
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/08/28 738 677,319
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 7.67%
,
 10/08/29
( i )
203 176,610
Security
Par (000)
Par (000) Value
Software (continued)
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 5.75%
,
 09/29/28 ..... USD 220 $ 201,341
Cornerstone OnDemand , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 10/16/28 ................. 231 206,350
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 385 347,811
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28
( i )
40 34,000
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.83%
,
 02/04/28 .......... 47 43,945
Epicor Software Corp. 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
9.42%
,
 07/31/28 ................. 132 127,776
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 12/01/27 ................. 1,226 1,169,204
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 5.95%
,
 03/11/28 292 268,209
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 4.44%
,
 10/27/28 ..... 719 680,522
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28
( i )
139 131,373
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.98%
,
 07/27/28 ................. 419 375,033
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.48%
,
 07/27/29 ................. 441 401,121
McAfee Corp., Term Loan B1, 03/01/29
(m)
... 721 654,308
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 7.92%
,
 02/23/29 252 236,920
MH Sub I, LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%), 4.56% -
5.42%, 09/13/24 ............... 830 780,096
(LIBOR USD 1 Month + 3.75%),
5.42%, 09/13/24 ............... 591 555,850
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 12/17/27 ................. 551 517,592
Proofpoint , Inc., 1st Lien Term Loan, 08/31/28
(m)
984 912,153
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 04/24/28 1,312 1,209,757
Severin Acquisition, LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.62%
,
 08/01/25 ................. 386 368,707
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 5.50%
,
 10/07/27 .... 383 356,872
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/16/25 ................. 16 15,385
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/16/25 ................. 13 12,489
TIBCO Software, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 7.25%), 8.31% -
8.92%
,
 03/03/28 ................. 583 570,451
UKG, Inc., 1st Lien Term Loan
 05/04/26
(m)
..................... 210 196,194
(LIBOR USD 1 Month + 3.75%),
5.42%, 05/04/26 ............... 807 761,019
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 232 213,523

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Veritas US Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 7.25%
,
 09/01/25 ..... USD 774 $ 631,149
VS Buyer, LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 4.67%
,
 02/28/27 ..... 869 815,496
15,353,975
Specialty Retail — 0.3%
(a)
EG Group Ltd., Facility Term Loan
 02/07/25
(m)
..................... 321 300,678
(LIBOR USD 3 Month + 4.25%),
6.50%, 03/31/26 ............... 168 158,244
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
5.63%
,
 05/04/28 ................. 497 458,629
PetSmart LLC, Term Loan, 02/11/28
(m)
..... 840 788,375
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
4.17%, 10/20/28 ............... 208 181,982
(SOFR 1 Month + 3.25%), 4.88%, 10/20/28 186 165,540
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.02%
,
 06/02/28 .... 820 755,042
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
5.81%
,
 12/21/27
( i )
................ 260 242,706
3,051,196
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
6.67%
,
 07/23/26
(a)
................ 205 182,005
Textiles, Apparel & Luxury Goods — 0.1%
(a)
Crocs, Inc., Term Loan, 02/20/29
(m)
....... 359 325,757
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31% - 4.92%
,
 11/24/28 ............ 140 131,562
457,319
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
05/19/28
(m)
..................... 344 327,977
Core & Main LP, Term Loan B, 07/27/28
(m)
.. 830 788,752
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.49%
,
 01/31/28
( i )
................ 266 231,476
SRS Distribution, Inc., Term Loan, (SOFR 3
Month + 3.50%), 4.00%
,
 06/02/28 ..... 209 192,393
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 9.17%
,
 05/30/24
( i )
37 34,579
TMK Hawk Parent Corp., Term Loan B,
(LIBOR USD 1 Month + 3.50%), 4.56% -
5.17%
,
 08/28/24
( i )
................ 120 90,864
1,666,041
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
4.42%
,
 09/22/28 ................. 110 103,369
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 09/21/29 ................. 45 42,919
146,288
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
( i )(m)
............... USD 396 $ 341,717
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.99%
,
 04/30/28 ................. 123 115,911
MetroNet Systems Holdings LLC, 1st Lien Term
Loan, (SOFR 1 Month + 3.75%), 4.66% -
5.05%
,
 06/02/28 ................. 101 93,262
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 3.42%
,
 04/11/25 . 288 277,149
828,039
Total Floating Rate Loan Interests — 14.0%
(Cost: $134,993,740) ............................. 125,630,752
Foreign Agency Obligations
Ireland — 0.1%
AIB Group plc, (LIBOR USD 3 Month + 1.87%),
4.26%
,
04/10/25
(a)(b)
............... 675 661,954
Mexico — 0.0%
Petroleos Mexicanos
6.88%, 08/04/26 ................. 175 156,187
7.69%, 01/23/50 ................. 360 240,300
396,487
Total Foreign Agency Obligations — 0.1%
(Cost: $1,226,926) .............................. 1,058,441
Shares
Shares
Investment Companies
(o)
BlackRock Allocation Target Shares- BATS
Series A ....................... 6,885,757 64,381,831
BlackRock Floating Rate Income Po rtfolio,
Class K Sh ares .................. 1,932,884 17,840,518
BlackRock GNMA Po rtfolio, Class K Shares . 3,467,787 28,747,953
BlackRock High Yield Bond Po rtfolio, Class K
Shares ........................ 1,853,186 12,231,030
iShares Core Dividend Growth ETF ...... 362,934 17,290,176
Total Investment Companies — 15.6%
(Cost: $152,288,356) ............................. 140,491,508
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............. 964 917,905
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(k)
................ 847 817,336
1,735,241
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,811,697) .............................. 1,735,241

BlackRock Managed Income Fund
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Beneficial Interest
(000) Value
Other Interests
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)( i )
...... USD 471 $ —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.8%
Banks — 0.6%
(a)(g)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13% ...................... 900 839,295
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ...................... 650 539,350
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 1,063 935,440
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 225 194,625
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 10 8,025
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 644 568,330
Series HH, (SOFR + 3.13%), 4.60% .... 40 33,781
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 800 607,457
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 555 425,963
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 395 357,159
Series U, (LIBOR USD 3 Month + 3.99%),
5.88% ...................... 375 365,588
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 925 796,656
5,671,669
Capital Markets — 0.5%
(a)(g)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 775 685,772
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,100 932,426
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 760 585,010
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 275 265,457
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 284 255,694
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 600 467,989
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series O, (LIBOR USD 3 Month + 3.83%),
5.30% ...................... USD 600 $ 564,174
3,756,522
Consumer Finance — 0.3%
(a)(g)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 1,325 1,050,745
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 725 565,437
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 631 548,970
2,165,152
Diversified Financial Services — 0.0%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(g)
........... 475 448,222
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(g)
........... 1,250 1,015,625
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(g)
..................... 94 85,305
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(g)
............... 950 845,931
Multi-Utilities — 0.0%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(g)
...................... 450 413,991
Oil, Gas & Consumable Fuels — 0.2%
(a)(g)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 1,650 1,415,950
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 86 57,369
1,473,319
Total Capital Trusts — 1.8%
(Cost: $18,692,032) .............................. 15,875,736
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.1%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
5.35%
(a)(g)
...................... 25,000 634,000
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 3.53%
(a)(g)
................ 2,500 142,125
Insurance — 0.0%
Allstate Corp. (The), Series H, 5.10%
(g)
.... 15,000 335,400

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(g)
.......... 25,000 $ 582,500
Total Preferred Stocks — 0.2%
(Cost: $1,796,331) .............................. 1,694,025
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 4.85%, 12/21/65
(a)(b)
.. 100,000 73,001
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 73,001
Total Preferred Securities — 2.0%
(Cost: $20,583,613) .............................. 17,642,762
Warrants
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 52 534
Total Warrants — 0.0%
(Cost: $0) .................................... 534
Total Long-Term Investments — 97.3%
(Cost: $963,222,728) ............................. 873,702,827
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(o)(q)
................. 18,957,643 $ 18,957,643
Total Short-Term Securities — 2.1%
(Cost: $18,957,643) .............................. 18,957,643
Total Options Purchased — 0.0%
(Cost: $631,648) ................................ 367,852
Total Investments Before Options Written — 99.4%
(Cost: $982,812,019 ) ............................. 893,028,322
Total Options Written — (0.0)%
(Premium Received — $(248,999)) ................... (118,316)
Total Investments Net of Options Written — 99.4%
(Cost: $982,563,020 ) ............................. 892,910,006
Other Assets Less Liabilities — 0.6% ................... 4,959,361
Net Assets — 100.0% .............................. $ 897,869,367
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.

BlackRock Managed Income Fund
Schedule of Investments
49
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 35,824,234 $ — $ (16,866,591) $ — $ — $ 18,957,643 18,957,643 $ 40,964 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 35,553,336 — (35,553,336) (796) 796 — — 5,043
(c)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 68,719,858 — — — (4,338,027) 64,381,831 6,885,757 954,268 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 20,171,128 10,857,015 (11,260,447) (539,242) (1,387,936) 17,840,518 1,932,884 529,538 —
BlackRock GNMA Portfolio, Class
K Shares .............. — 31,812,234 — — (3,064,281) 28,747,953 3,467,787 314,611 —
BlackRock High Yield Bond
Portfolio, Class K Shares ... — 19,899,807 (5,120,887) (282,581) (2,265,309) 12,231,030 1,853,186 401,766 —
iShares Core Dividend Growth
ETF .................. 20,580,329 10,304,444 (9,983,549) 1,629,601 (5,240,649) 17,290,176 362,934 204,926 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 19,892,139 — (19,880,607) 516,578 (528,110) — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... 9,426,678 — (9,325,762) 195,698 (296,614) — — — —
iShares MBS ETF
(b)
......... 31,749,432 — (31,627,717) (469,621) 347,906 — — — —
iShares U.S. Real Estate ETF
(b)
. 15,251,389 — (14,266,201) (249,027) (736,161) — — 56,809 —
$ 800,610 $ (17,508,385) $ 159,449,151 $ 2,507,925 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
50
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 28 09/16/22 $ 5,305 $ (68,882)
U.S. Treasury 10 Year Note ................................................... 148 09/21/22 17,513 52,895
U.S. Treasury 10 Year Ultra Note ............................................... 213 09/21/22 27,051 (344,659)
U.S. Treasury Long Bond .................................................... 36 09/21/22 4,971 (74,918)
U.S. Treasury 2 Year Note .................................................... 5 09/30/22 1,049 5,073
U.S. Treasury 5 Year Note .................................................... 245 09/30/22 27,467 72,159
(358,332)
Short Contracts
GBP Currency ............................................................ 186 09/19/22 14,181 469,582
JPY Currency ............................................................ 17 09/19/22 1,576 35,847
505,429
$ 147,097
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index .......... Citibank NA 6,809 07/15/22 USD 4,350.00 USD 25,775 $ 1,362
S&P 500 Index .......... Citibank NA 8,245 09/16/22 USD 4,100.00 USD 31,210 366,490
$ 367,852
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index ............. Citibank NA 8,245 09/16/22 USD 4,300.00 USD 31,210 $ (118,316)
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... — — 130,683 — (118,316)

BlackRock Managed Income Fund
Schedule of Investments
51
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ 505,429 $ 130,127 $ — $ 635,556
Options purchased
Investments at value — unaffiliated
(b)
........... — — 367,852 — — — 367,852
$ — $ — $ 367,852 $ 505,429 $ 130,127 $ — $ 1,003,408
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 68,882 — 419,577 — 488,459
Options written
Options written at value ..................... — — 118,316 — — — 118,316
$ — $ — $ 187,198 $ — $ 419,577 $ — $ 606,775
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (3,058,204) $ 835,155 $ 5,735,761 $ 75,890 $ 3,588,602
Options purchased
(a)
.................... — — 1,663,413 — — — 1,663,413
Options written ........................ — — (131,233) — — — (131,233)
Swaps .............................. — (44,342) — — — — (44,342)
$ — $ (44,342) $ (1,526,024) $ 835,155 $ 5,735,761 $ 75,890 $ 5,076,440
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (303,320) $ 838,973 $ (499,383) $ — $ 36,270
Options purchased
(b)
.................... — — (263,796) — — — (263,796)
Options written ........................ — — 130,683 — — — 130,683
Swaps .............................. — 44,943 — — — — 44,943
$ — $ 44,943 $ (436,433) $ 838,973 $ (499,383) $ — $ (51,900)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 58,499,490
Average notional value of contracts — short ................................................................................. $ 35,920,183
Options
Average value of option contracts purchased ................................................................................ $ 183,926
Average value of option contracts written ................................................................................... $ 59,158
Credit default swaps
Average notional value — buy protection ................................................................................... $ —
(a)
Average notional value — sell protection ................................................................................... $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
52
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 664,106 $ 276,984
Options
(a)
......................................................................................... 367,852 118,316
Total derivative assets a nd liabilities in the Statement of Assets and Liabilities .............................................
$ 1,031,958 $ 395,300
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(664,106) (276,984)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 367,852 $ 118,316
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
Citibank NA .................................... $ 367,852 $ (118,316) $ — $ (249,536) $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Citibank NA .................................... $ 118,316 $ (118,316) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

BlackRock Managed Income Fund
Schedule of Investments
53
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 78,319,852 $ — $ 78,319,852
Common Stocks
Banks ............................................... 3,155,489 1,436,827 — 4,592,316
Beverages ........................................... 1,745,591 — — 1,745,591
Biotechnology ......................................... 1,933,339 — — 1,933,339
Building Products ....................................... 904 — — 904
Capital Markets ........................................ 1,883,809 — — 1,883,809
Chemicals ............................................ 698,877 719,856 — 1,418,733
Consumer Finance ...................................... 1,201,387 — — 1,201,387
Diversified Telecommunication Services ........................ 1,718,641 1,688,309 — 3,406,950
Electric Utilities ........................................ — 1,852,241 — 1,852,241
Electrical Equipment ..................................... — 1,358,373 — 1,358,373
Electronic Equipment, Instruments & Components ................. 1,120,185 — — 1,120,185
Energy Equipment & Services .............................. 647,670 — — 647,670
Equity Real Estate Investment Trusts (REITs) .................... 8,010,557 1,292,249 — 9,302,806
Food & Staples Retailing .................................. 787,072 — — 787,072
Health Care Equipment & Supplies ........................... 1,700,404 — — 1,700,404
Health Care Providers & Services ............................ 2,021,648 — — 2,021,648
Household Durables ..................................... 1,014,846 — — 1,014,846
Household Products ..................................... — 2,311,724 — 2,311,724
Insurance ............................................ 3,461,704 1,470,004 — 4,931,708
IT Services ........................................... 4,252,327 643,751 — 4,896,078
Leisure Products ....................................... 1,806,109 — — 1,806,109
Machinery ............................................ 1,438,488 1,218,217 — 2,656,705
Media ............................................... 1,643,803 — — 1,643,803
Oil, Gas & Consumable Fuels ............................... 1,484,397 — — 1,484,397
Personal Products ...................................... 1,569,531 — — 1,569,531
Pharmaceuticals ....................................... 2,332,377 4,782,472 — 7,114,849
Professional Services .................................... — 2,198,810 — 2,198,810
Real Estate Management & Development ....................... — 1,309,146 — 1,309,146
Semiconductors & Semiconductor Equipment .................... 1,005,332 2,846,860 — 3,852,192
Software ............................................. 3,972,460 — — 3,972,460
Textiles, Apparel & Luxury Goods ............................ — 3,554,845 — 3,554,845
Tobacco ............................................. 1,478,829 — — 1,478,829
Trading Companies & Distributors ............................ — 1,411,820 — 1,411,820
Wireless Telecommunication Services ......................... — 1,094,243 — 1,094,243
Corporate Bonds
Aerospace & Defense .................................... — 7,638,797 — 7,638,797
Air Freight & Logistics .................................... — 431,734 — 431,734
Airlines .............................................. — 3,395,343 — 3,395,343
Auto Components ...................................... — 3,415,646 — 3,415,646
Automobiles .......................................... — 6,773,166 — 6,773,166
Banks ............................................... — 60,889,385 — 60,889,385
Beverages ........................................... — 2,493,789 — 2,493,789
Biotechnology ......................................... — 4,727,565 — 4,727,565
Building Products ....................................... — 1,275,392 — 1,275,392
Capital Markets ........................................ — 24,505,029 — 24,505,029
Chemicals ............................................ — 4,871,076 — 4,871,076
Commercial Services & Supplies ............................. — 4,754,531 — 4,754,531
Communications Equipment ................................ — 1,976,980 — 1,976,980
Construction & Engineering ................................ — 185,855 — 185,855
Consumer Finance ...................................... — 15,232,586 — 15,232,586
Containers & Packaging .................................. — 4,547,983 — 4,547,983
Distributors ........................................... — 51,251 — 51,251
Diversified Consumer Services .............................. — 862,961 — 862,961

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
54
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Diversified Financial Services ............................... $ — $ 3,468,788 $ — $ 3,468,788
Diversified Telecommunication Services ........................ — 13,975,809 — 13,975,809
Electric Utilities ........................................ — 17,966,061 — 17,966,061
Electrical Equipment ..................................... — 413,860 — 413,860
Electronic Equipment, Instruments & Components ................. — 696,857 — 696,857
Energy Equipment & Services .............................. — 1,759,448 — 1,759,448
Entertainment ......................................... — 2,186,233 — 2,186,233
Equity Real Estate Investment Trusts (REITs) .................... — 11,249,793 — 11,249,793
Food & Staples Retailing .................................. — 1,464,920 — 1,464,920
Food Products ......................................... — 3,137,802 — 3,137,802
Gas Utilities ........................................... — 531,037 — 531,037
Health Care Equipment & Supplies ........................... — 2,220,269 — 2,220,269
Health Care Providers & Services ............................ — 11,403,633 — 11,403,633
Health Care Technology .................................. — 189,220 — 189,220
Hotels, Restaurants & Leisure .............................. — 9,216,143 86,328 9,302,471
Household Durables ..................................... — 1,277,178 — 1,277,178
Household Products ..................................... — 246,882 — 246,882
Independent Power and Renewable Electricity Producers ............ — 1,480,901 — 1,480,901
Industrial Conglomerates .................................. — 353,984 — 353,984
Insurance ............................................ — 7,702,358 — 7,702,358
Interactive Media & Services ............................... — 635,653 — 635,653
Internet & Direct Marketing Retail ............................ — 2,173,903 — 2,173,903
IT Services ........................................... — 6,264,675 — 6,264,675
Leisure Products ....................................... — 241,008 — 241,008
Life Sciences Tools & Services .............................. — 941,086 — 941,086
Machinery ............................................ — 2,355,636 — 2,355,636
Marine .............................................. — 98,962 — 98,962
Media ............................................... — 15,256,825 — 15,256,825
Metals & Mining ........................................ — 4,245,439 — 4,245,439
Mortgage Real Estate Investment Trusts (REITs) .................. — 105,142 — 105,142
Multiline Retail ......................................... — 124,413 — 124,413
Multi-Utilities .......................................... — 2,321,848 — 2,321,848
Oil, Gas & Consumable Fuels ............................... — 33,132,866 — 33,132,866
Paper & Forest Products .................................. — 514,430 — 514,430
Personal Products ...................................... — 697,834 — 697,834
Pharmaceuticals ....................................... — 5,862,404 — 5,862,404
Professional Services .................................... — 694,604 — 694,604
Real Estate Management & Development ....................... — 493,956 — 493,956
Road & Rail ........................................... — 7,851,006 — 7,851,006
Semiconductors & Semiconductor Equipment .................... — 7,220,586 — 7,220,586
Software ............................................. — 9,993,085 — 9,993,085
Specialty Retail ........................................ — 5,119,868 — 5,119,868
Technology Hardware, Storage & Peripherals .................... — 2,350,332 — 2,350,332
Textiles, Apparel & Luxury Goods ............................ — 88,280 — 88,280
Thrifts & Mortgage Finance ................................ — 623,786 — 623,786
Tobacco ............................................. — 3,595,897 — 3,595,897
Trading Companies & Distributors ............................ — 3,766,386 — 3,766,386
Wireless Telecommunication Services ......................... — 5,557,573 — 5,557,573
Equity-Linked Notes ...................................... — 64,164,158 — 64,164,158
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,585,310 — 3,585,310
Air Freight & Logistics .................................... — 99,518 — 99,518
Airlines .............................................. — 2,615,392 513,800 3,129,192
Auto Components ...................................... — 1,106,004 — 1,106,004
Automobiles .......................................... — 391,107 — 391,107
Beverages ........................................... — 1,005,825 228,212 1,234,037
Building Products ....................................... — 1,753,212 170,200 1,923,412
Capital Markets ........................................ — 1,679,022 84,139 1,763,161
Chemicals ............................................ — 3,405,296 419,511 3,824,807
Commercial Services & Supplies ............................. — 4,204,124 — 4,204,124
Communications Equipment ................................ — 520,406 — 520,406
Construction & Engineering ................................ — 1,572,274 — 1,572,274
Construction Materials .................................... — 1,017,838 — 1,017,838
Containers & Packaging .................................. — 2,219,632 — 2,219,632
Distributors ........................................... — 159,963 — 159,963
Diversified Consumer Services .............................. — 2,478,951 314,379 2,793,330

BlackRock Managed Income Fund
Schedule of Investments
55
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Diversified Financial Services ............................... $ — $ 8,344,391 $ 1,119,841 $ 9,464,232
Diversified Telecommunication Services ........................ — 4,202,364 — 4,202,364
Electric Utilities ........................................ — 111,471 — 111,471
Electrical Equipment ..................................... — 24,274 426,075 450,349
Electronic Equipment, Instruments & Components ................. — 282,094 — 282,094
Entertainment ......................................... — 3,381,815 260,672 3,642,487
Equity Real Estate Investment Trusts (REITs) .................... — 91,766 — 91,766
Food & Staples Retailing .................................. — 594,058 — 594,058
Food Products ......................................... — 4,160,497 — 4,160,497
Health Care Equipment & Supplies ........................... — 949,956 — 949,956
Health Care Providers & Services ............................ — 3,957,743 — 3,957,743
Health Care Technology .................................. — 1,546,796 — 1,546,796
Hotels, Restaurants & Leisure .............................. — 6,606,361 — 6,606,361
Household Durables ..................................... — 1,178,247 — 1,178,247
Household Products ..................................... — 680,168 — 680,168
Independent Power and Renewable Electricity Producers ............ — 298,356 — 298,356
Insurance ............................................ — 4,788,270 97,150 4,885,420
Interactive Media & Services ............................... — 2,170,141 — 2,170,141
Internet & Direct Marketing Retail ............................ — 144,799 708,881 853,680
IT Services ........................................... — 2,066,310 369,083 2,435,393
Leisure Products ....................................... — 225,504 — 225,504
Life Sciences Tools & Services .............................. — 2,422,729 322,029 2,744,758
Machinery ............................................ — 5,157,049 — 5,157,049
Media ............................................... — 3,139,026 1,399,713 4,538,739
Metals & Mining ........................................ — 194,845 — 194,845
Oil, Gas & Consumable Fuels ............................... — 2,416,065 — 2,416,065
Personal Products ...................................... — 1,282,140 — 1,282,140
Pharmaceuticals ....................................... — 2,142,213 590,181 2,732,394
Professional Services .................................... — 4,545,651 — 4,545,651
Real Estate Management & Development ....................... — 544,280 — 544,280
Road & Rail ........................................... — 1,232,015 95,763 1,327,778
Semiconductors & Semiconductor Equipment .................... — 130,992 — 130,992
Software ............................................. — 15,011,992 341,983 15,353,975
Specialty Retail ........................................ — 2,808,490 242,706 3,051,196
Technology Hardware, Storage & Peripherals .................... — 182,005 — 182,005
Textiles, Apparel & Luxury Goods ............................ — 457,319 — 457,319
Trading Companies & Distributors ............................ — 1,309,122 356,919 1,666,041
Transportation Infrastructure ............................... — 146,288 — 146,288
Wireless Telecommunication Services ......................... — 486,322 341,717 828,039
Foreign Agency Obligations ................................. — 1,058,441 — 1,058,441
Investment Companies .................................... 76,109,677 — — 76,109,677
Non-Agency Mortgage-Backed Securities ........................ — 1,735,241 — 1,735,241
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... 634,000 5,671,669 — 6,305,669
Capital Markets ........................................ — 3,756,522 — 3,756,522
Commercial Services & Supplies ............................. — 73,001 — 73,001
Consumer Finance ...................................... 142,125 2,165,152 — 2,307,277
Diversified Financial Services ............................... — 448,222 — 448,222
Electric Utilities ........................................ — 1,015,625 — 1,015,625
Independent Power and Renewable Electricity Producers ............ — 85,305 — 85,305
Insurance ............................................ 335,400 845,931 — 1,181,331
Multi-Utilities .......................................... — 413,991 — 413,991
Oil, Gas & Consumable Fuels ............................... 582,500 1,473,319 — 2,055,819
Warrants .............................................. 534 — — 534
Short-Term Securities
Money Market Funds ...................................... 18,957,643 — — 18,957,643
Options Purchased
Equity contracts .......................................... — 367,852 — 367,852
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (688) — (688)
$ 148,847,655 $ 671,308,866 $ 8,489,282 $ 828,645,803
Investments valued at NAV
(b)
...................................... 64,381,831
$ —
$ 893,027,634
$ —

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
56
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(c)
Assets
Foreign currency exchange contracts ............................ $ 505,429 $ — $ — $ 505,429
Interest rate contracts ....................................... 130,127 — — 130,127
Liabilities
Equity contracts ........................................... (68,882) (118,316) — (187,198)
Interest rate contracts ....................................... (419,577) — — (419,577)
$ 147,097 $ (118,316) $ — $ 28,781
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
57
Financial Statements
BlackRock
Managed Income
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 733,579,171
Investments, at value — affiliated
(b)
......................................................................................... 159,449,151
Cash ............................................................................................................. 695,233
Cash pledged: –
Futures contracts .................................................................................................... 1,879,000
Foreign currency, at value
(c)
.............................................................................................. 96,020
Receivables: –
Investments sold .................................................................................................... 10,163,564
Capital shares sold ................................................................................................... 1,285,187
Dividends — affiliated ................................................................................................. 420,535
Dividends — unaffiliated ............................................................................................... 130,897
Interest — unaffiliated ................................................................................................. 5,595,379
From the Manager ................................................................................................... 43,606
Variation margin on futures contracts ....................................................................................... 664,106
Prepaid expenses ..................................................................................................... 83,850
Total assets .........................................................................................................
914,085,699
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 450,000
Options written, at value
(d)
................................................................................................ 118,316
Payables: –
Investments purchased ................................................................................................ 10,589,553
Administration fees ................................................................................................... 2,741
Capital shares redeemed ............................................................................................... 3,717,224
Income dividend distributions ............................................................................................ 29,875
Investment advisory fees .............................................................................................. 241,219
Trustees' and Officer's fees ............................................................................................. 151
Other affiliate fees ................................................................................................... 2,507
Service and distribution fees ............................................................................................. 95,897
Variation margin on futures contracts ....................................................................................... 276,984
Other accrued expenses ............................................................................................... 691,177
Unrealized depreciation on: –
Unfunded floating rate loan interests ....................................................................................... 688
Total liabilities ........................................................................................................
16,216,332
NET ASSETS ........................................................................................................
$ 897,869,367
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 997,906,130
Accumulated loss ..................................................................................................... (100,036,763)
NET ASSETS ........................................................................................................
$ 897,869,367
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 811,566,020
(b)
  Investments, at cost — affiliated .......................................................................................... $ 171,245,999
(c)
  Foreign currency, at cost ............................................................................................... $ 96,038
(d)
  Premiums received .................................................................................................. $ 248,999
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
58
BlackRock
Managed Income
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 437,200,156
Shares outstanding ..................................................................................................
48,035,959
Net asset value .....................................................................................................
$ 9.10
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 343,638,102
Shares outstanding ..................................................................................................
37,753,591
Net asset value .....................................................................................................
$ 9.10
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 24,618,426
Shares outstanding ..................................................................................................
2,703,251
Net asset value .....................................................................................................
$ 9.11
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 92,412,683
Shares outstanding ..................................................................................................
10,127,291
Net asset value .....................................................................................................
$ 9.13
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
See notes to financial statements.

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
59
Financial Statements
See notes to financial statements.
BlackRock
Managed Income
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,502,882
Dividends — unaffiliated ............................................................................................... 5,254,413
Interest — unaffiliated ................................................................................................ 11,988,829
Securities lending income — affiliated — net ................................................................................. 5,043
Foreign taxes withheld ................................................................................................ (111,096)
Total investment income .................................................................................................
19,640,071
EXPENSES
Investment advisory .................................................................................................. 1,724,960
Service and distribution — class specific .................................................................................... 601,421
Transfer agent — class specific .......................................................................................... 309,269
Administration ..................................................................................................... 203,250
Accounting services .................................................................................................. 199,388
Administration — class specific .......................................................................................... 98,601
Registration ....................................................................................................... 84,148
Custodian ......................................................................................................... 33,652
Trustees and Officer .................................................................................................. 5,086
Miscellaneous ...................................................................................................... 157,672
Total expenses .......................................................................................................
3,417,447
Less: –
Administration fees waived — class specific ................................................................................ (85,312)
Fees waived and/or reimbursed by the Manager ............................................................................. (674,510)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................................ (100,918)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,556,707
Net investment income ..................................................................................................
17,083,364
REALIZED AND UNREALIZED GAIN (LOSS) $ (125,011,678)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 800,610
Investments — unaffiliated ........................................................................................... (17,802,431)
Foreign currency transactions ......................................................................................... 54,405
Futures contracts .................................................................................................. 3,588,602
Options written ................................................................................................... (131,233)
Swaps ......................................................................................................... (44,342)
A
(13,534,389)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (17,508,385)
Investments — unaffiliated ........................................................................................... (94,168,810)
Foreign currency translations .......................................................................................... (11,098)
Futures contracts .................................................................................................. 36,270
Options written ................................................................................................... 130,683
Swaps ......................................................................................................... 44,943
Unfunded floating rate loan interests ..................................................................................... (892)
A
(111,477,289)
Net realized and unrealized loss ............................................................................................
(125,011,678)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (107,928,314)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
60
See notes to financial statements.
BlackRock Managed Income Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 17,083,364 $ 25,944,877
Net realized gain (loss) .............................................................................. (13,534,389) 21,879,225
Net change in unrealized appreciation (depreciation) .......................................................... (111,477,289) (3,399,590)
Net increase (decrease) in net assets resulting from operations ..................................................... (107,928,314) 44,424,512
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (7,736,534) (21,513,873)
Investor A ..................................................................................... (5,416,859) (17,731,220)
Investor C ..................................................................................... (288,663) (1,196,903)
Class K ....................................................................................... (1,582,216) (5,017,403)
Decrease in net assets resulting from distributions to shareholders ................................................... (15,024,272) (45,459,399)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 40,211,979 292,417,674
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (82,740,607) 291,382,787
Beginning of period .................................................................................. 980,609,974 689,227,187
End of period ......................................................................................
$ 897,869,367 $ 980,609,974
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
61
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02  $ 9.95
Net investment income
(a)
.........
0.17 0.33 0.35 0.39 0.40 0.37
Net realized and unrealized gain (loss)
(1.23) 0.24 0.21 0.52 (0.46) 0.15
Net increase (decrease) from investment
operations ................ (1.06) 0.57  0.56  0.91  (0.06) 0.52
Distributions
(b)
– – – – – –
From net investment income ......
(0.15) (0.34) (0.34) (0.39) (0.38) (0.37)
From net realized gain ...........
—  (0.20) (0.02) —  (0.02) (0.08)
Total distributions ............... (0.15) (0.54) (0.36) (0.39) (0.40) (0.45)
Net asset value, end of period ...... $ 9.10  $ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02
Total Return
(c)
(10.33)% — — — — —
Based on net asset value .......... (10.33)%
(d)
5.61% 5.78% 9.63% (0.57)% 5.29%
Ratios to Average Net Assets
(e)
Total expenses .................
0.60%
(f)
0.61% 0.62% 0.59% 0.72% 1.03%
Total expenses after fees waived and/or
reimbursed ..................
0.40%
(f)
0.40% 0.38% 0.34% 0.27% 0.38%
Net investment income ...........
3.59%
(f)
3.17% 3.51% 3.90% 4.09% 3.74%
Supplemental Data
Net assets, end of period (000) ...... $ 437,200  $ 447,218  $ 317,679  $ 199,220  $ 117,904  $ 51,542
Portfolio turnover rate
(g)
........... 28% 45% 76% 71% 79% 68%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ........ 48% 88% 94% 91% 100% 96%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02  $ 9.95
Net investment income
(a)
.........
0.16 0.30 0.32 0.36 0.38 0.35
Net realized and unrealized gain (loss)
(1.23) 0.24 0.22 0.52 (0.46) 0.15
Net increase (decrease) from investment
operations ................ (1.07) 0.54  0.54  0.88  (0.08) 0.50
Distributions
(b)
– – – – – –
From net investment income ......
(0.14) (0.31) (0.32) (0.36) (0.36) (0.35)
From net realized gain ...........
—  (0.20) (0.02) —  (0.02) (0.08)
Total distributions ............... (0.14) (0.51) (0.34) (0.36) (0.38) (0.43)
Net asset value, end of period ...... $ 9.10  $ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02
Total Return
(c)
(10.45)% — — — —
Based on net asset value .......... (10.45)%
(d)
5.36% 5.51% 9.36% (0.82)% 5.03%
Ratios to Average Net Assets
(e)
Total expenses .................
0.80%
(f)
0.82% 0.83% 0.80% 0.95% 1.26%
Total expenses after fees waived and/or
reimbursed ..................
0.65%
(f)
0.65% 0.62% 0.59% 0.52% 0.63%
Net investment income ...........
3.32%
(f)
2.91% 3.27% 3.65% 3.83% 3.45%
Supplemental Data
Net assets, end of period (000) ...... $ 343,638  $ 401,138  $ 261,322  $ 190,848  $ 107,314  $ 59,591
Portfolio turnover rate
(g)
........... 28% 45% 76% 71% 79% 68%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ........ 48% 88% 94% 91% 100% 96%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.31  $ 10.29  $ 10.09  $ 9.56  $ 10.03  $ 9.96
Net investment income
(a)
.........
0.12 0.23 0.25 0.29 0.31 0.28
Net realized and unrealized gain (loss)
(1.22) 0.23 0.21 0.53 (0.48) 0.14
Net increase (decrease) from investment
operations ................ (1.10) 0.46  0.46  0.82  (0.17) 0.42
Distributions
(b)
– – – – – –
From net investment income ......
(0.10) (0.24) (0.24) (0.29) (0.28) (0.27)
From net realized gain ...........
—  (0.20) (0.02) —  (0.02) (0.08)
Total distributions ............... (0.10) (0.44) (0.26) (0.29) (0.30) (0.35)
Net asset value, end of period ...... $ 9.11  $ 10.31  $ 10.29  $ 10.09  $ 9.56  $ 10.03
Total Return
(c)
(10.69)% — — — — —
Based on net asset value .......... (10.69)%
(d)
4.50% 4.72% 8.65% (1.67)% 4.24%
Ratios to Average Net Assets
(e)
Total expenses .................
1.58%
(f)
1.59% 1.60% 1.58% 1.74% 1.95%
Total expenses after fees waived and/or
reimbursed ..................
1.40%
(f)
1.40% 1.37% 1.34% 1.28% 1.38%
Net investment income ...........
2.57%
(f)
2.18% 2.54% 2.89% 3.11% 2.75%
Supplemental Data
Net assets, end of period (000) ...... $ 24,618  $ 29,565  $ 26,419  $ 23,347  $ 11,983  $ 4,122
Portfolio turnover rate
(g)
........... 28% 45% 76% 71% 79% 68%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ........ 48% 88% 94% 91% 100% 96%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
64
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.33  $ 10.30  $ 10.11  $ 9.58  $ 10.05  $ 9.97
Net investment income
(a)
.........
0.18 0.34 0.36 0.39 0.41 0.38
Net realized and unrealized gain (loss)
(1.22) 0.23 0.20 0.53 (0.47) 0.16
Net increase (decrease) from investment
operations ................ (1.04) 0.57  0.56  0.92  (0.06) 0.54
Distributions
(b)
– – – – – –
From net investment income ......
(0.16) (0.34) (0.35) (0.39) (0.39) (0.38)
From net realized gain ...........
—  (0.20) (0.02) —  (0.02) (0.08)
Total distributions ............... (0.16) (0.54) (0.37) (0.39) (0.41) (0.46)
Net asset value, end of period ...... $ 9.13  $ 10.33  $ 10.30  $ 10.11  $ 9.58  $ 10.05
Total Return
(c)
(10.19)% — — — — —
Based on net asset value .......... (10.19)%
(d)
5.66% 5.72% 9.78% (0.61)% 5.45%
Ratios to Average Net Assets
(e)
Total expenses .................
0.51%
(f)
0.52% 0.52% 0.50% 0.64% 0.87%
Total expenses after fees waived and/or
reimbursed ..................
0.35%
(f)
0.35% 0.33% 0.29% 0.22% 0.33%
Net investment income ...........
3.63%
(f)
3.22% 3.58% 3.97% 4.10% 3.76%
Supplemental Data
Net assets, end of period (000) ...... $ 92,413  $ 102,690  $ 83,808  $ 59,493  $ 59,030  $ 59,555
Portfolio turnover rate
(g)
........... 28% 45% 76% 71% 79% 68%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ........ 48% 88% 94% 91% 100% 96%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
65
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
66
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts and options written) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
68
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“ CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Managed
Income Fund Trident TPI Holdings, Inc., Delayed Draw Term Loan B3 ....... $ 10,754 $ 10,754 $ 10,066 $ (688)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
70
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and effective February 8, 2022, BlackRock (Singapore)
Limited ("BSL"), (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL ”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
72
For the six months ended June 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended  June 30, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares for a total of $5,093 .
For the six months ended June 30, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Fund, as defined in the 1940 Act
("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 202 2 , the amount waived was $ 7,234 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the Manager waived $184,015 in investment advisory fees pursuant to this arrangement.
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 465,976
Investor C ........................................................................................................ 135,445
$ 601,421
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific ............. $ 48,776 $ 37,276 $ 2,709 $ 9,840 $ 98,601
Institutional Investor A Investor C Class K Total
Reimbursed amount ....................... $ 245 $ 894 $ 87 $ 68 $ 1,294
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific ............. $ 218,791 $ 79,855 $ 9,702 $ 921 $ 309,269
Investor A $ 32,044
Investor C 2,710

Notes to Financial Statements
(unaudited) (continued)
73
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses ("expense limitation") through June 30, 2023. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund's business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/
or reimbursed investment advisory fees of $483,261 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed by Manager — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $645 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Fund Name/Share Class
Administration fees
waived – Class Specific
Transfer agent fees
waived and/or
reimbursed – Class
Specific
BlackRock Managed Income Fund
Institutional .................................................................................... $ 48,77 6 $ 97,05 8
Investor A ..................................................................................... 23,987 —
Investor C ..................................................................................... 2,709 2,939
Class K ...................................................................................... 9,84 0 921
$ 85,31 2 $ 100,91 8

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
74
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments and equity-linked notes, were $296,239,762 and
$251,629,086, respectively.
For the six months ended June 30, 2022, purchases and sales related to equity-linked notes were $226,324,361 and $206,263,217.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Purchases ............................................................................................................... $ 9,476,638
Sales ................................................................................................................... 5,655,214
Net Realized Loss .......................................................................................................... (585,169)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Income Fund ...................................... $ 983,691,190 $ 6,143,088 $ (96,528,176) $ (90,385,088)

Notes to Financial Statements
(unaudited) (continued)
75
Notes to Financial Statements
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and exchange-traded options purchased, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
76
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
16,982,314 $ 169,314,211 22,708,323 $ 236,175,835
Shares issued in reinvestment of distributions ........................
799,975 7,727,916 2,069,994 21,453,907
Shares redeemed .........................................
(13,142,876) (126,159,134) (12,287,499) (127,910,759)
4,639,413 $ 50,882,993 12,490,818 $ 129,718,983
Investor A
Shares sold and automatic conversion of shares ......................
5,776,190 $ 56,335,665 21,582,431 $ 224,980,947
Shares issued in reinvestment of distributions ........................
558,926 5,401,830 1,706,724 17,686,847
Shares redeemed .........................................
(7,505,742) (72,817,031) (9,784,445) (101,955,327)
(1,170,626) $ (11,079,536) 13,504,710 $ 140,712,467
Investor C
Shares sold .............................................
232,953 $ 2,281,591 813,169 $ 8,483,411
Shares issued in reinvestment of distributions ........................
29,775 288,025 115,335 1,195,073
Shares redeemed and automatic conversion of shares ..................
(427,118) (4,138,540) (628,997) (6,550,879)
(164,390) $ (1,568,924) 299,507 $ 3,127,605
Class K
Shares sold .............................................
1,675,480 $ 16,508,290 3,303,108 $ 34,517,332
Shares issued in reinvestment of distributions ........................
147,312 1,426,085 443,099 4,602,542
Shares redeemed .........................................
(1,634,368) (15,956,929) (1,940,445) (20,261,255)
188,424 $ 1,977,446 1,805,762 $ 18,858,619
3,492,821 $ 40,211,979 28,100,797 $ 292,417,674

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
77
Disclosure of Investment Advisory Agreement and Sub-Advisroy Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 20, 2022 (the “April
Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Managed Income Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory
Agreement”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
78
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, fourth and third quartiles, respectively, against its
Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
79
Disclosure of Investment Advisory Agreement and Sub-Advisroy Agreement
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the
Fund could lose the benefit of one or more breakpoints. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the
Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board
Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Sub-Advisory Agreement
2022
BlackRock Semi-Annual Report to Shareholders
80
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on February 8, 2022 (the
“Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors LLC (the “Manager”), the
Trust’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to BlackRock Managed Income Fund (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board previously met on May 10-12, 2021 (the “May 2021 Meeting”) to consider the approval of the continuation of the Trust’s investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager on behalf of the Fund. At the May 2021 Meeting, the Board, including the
Independent Board Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2022. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2021 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2021.
The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2021 Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the
Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
81
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
82
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
83
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MIIP-6/22-SAR

June 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Dear Shareholder,
The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks.
While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.
Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
black rock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(19.96)% (10.62)%
U.S. small cap equities
(Russell 2000
®
Index)
(23.43) (25.20)
International equities (MSCI
Europe, Australasia, Far
East Index)
(19.57) (17.77)
Emerging market equities
(MSCI Emerging Markets
Index)
(17.63) (25.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.15 0.18
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(11.34) (10.94)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(10.35) (10.29)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(8.98) (8.57)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(14.19) (12.82)
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Additional Financial Information:
Schedule of Investments ................................................................................................ 35
Statement of Assets and Liabilities .......................................................................................... 111

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Retirement Income 2030 Fund
Investment Objective
BlackRock Retirement Income 2030 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or similar to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
The Portfolio’s risk-management strategies in currencies, which it executed through the use of derivatives, contributed to performance. The use of U.S. equity puts used for downside protection helped returns, but the benefit was offset by a negative contribution from U.S. equity futures and calls. (Calls rise in value when the price of the underlying security increases; puts rise in value when the price of the underlying security declines.)
Stocks and bonds both produced negative returns in the first half of the year, as rising rates, surging inflation, and growth concerns weighed on market sentiment. The
Portfolio’s allocation to high yield bonds was the largest detractor from performance. Global equities, including a position in emerging market stocks, also detracted amid the broader market weakness. Similarly, covered calls pressured returns as income generation was not enough to offset the negative price movements of the underlying equities. Positions in other risk assets, such as preferred stocks, emerging market debt, and real estate investment trusts (“REITs”) detracted, as well. The use of derivatives to manage interest rate positioning was a further detractor.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital gain for the period. Refer to the financial highlights and income tax information sections in this report for further information about distributions.
Describe recent portfolio activity.
The Portfolio’s investment adviser reduced risk during the period, primarily by lowering its allocations to equities, high yield bonds, emerging market debt and floating rate loan interest while also using equity puts. This positioning reflected the investment adviser’s cautious outlook on the global economy. The investment adviser also took advantage of the rise in bond yields to increase the Portfolio’s duration and add a measure of ballast at a time of elevated market volatility. (Duration is a measure of interest-
rate sensitivity.) However, the Portfolio maintained a relatively low duration profile given the investment adviser’s view that the Fed would continue to raise interest rates to control surging inflation. In the latter part of the period, the team added equity calls to help the Portfolio participate in potential upside if the more severe growth fears do not come to fruition and the markets stabilize.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global real estate investment trusts and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
5
Fund Summary
BlackRock Retirement Income 2030 Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual
Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 5.14% 0.94% (12.88)% (11.59)% N/A (0.22)% N/A
Investor A ....................................... 4.62 0.57 (13.00) (11.82) (16.45) % (0.46) (3.23) %
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — (10.35) (10.29) N/A (6.40) N/A
MSCI World Index
(e)
............................... — — (20.51) (14.34) N/A 6.91 N/A
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond
Index
(f)
....................................... — — (15.45) (12.12) N/A 0.34 N/A
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio ("MAI"), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund commenced operations on July 31, 2020.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(e)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 871.20 $ 1.16 $ 1,000.00 $ 1,023.55 $ 1.25 0.25%
Investor A ................................ 1,000.00 870.00 2.32 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 98.0%
Short-Term Securities .............................. 2.0
–% –

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Retirement Income 2040 Fund
Investment Objective
BlackRock Retirement Income 2040 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed its benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or similar to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
Stocks and bonds both produced negative returns in the first half of the year, as rising rates, surging inflation, and growth concerns weighed on market sentiment. The
Portfolio’s allocation to high yield bonds was the largest detractor from performance. Global equities, including a position in emerging market stocks, also detracted amid the broader market weakness. Similarly, covered calls pressured returns as income generation was not enough to offset the negative price movements of the underlying equities. Positions in other risk assets, such as preferred stocks, emerging market debt, and real estate investment trusts (“REITs”) detracted, as well. The use of derivatives to manage interest rate positioning was a further detractor.
The Portfolio’s risk-management strategies in currencies, which it executed through the use of derivatives, contributed to performance. The use of U.S. equity puts used for downside protection helped returns, but the benefit was offset by a negative contribution from U.S. equity futures and calls. (Calls rise in value when the price of the underlying security increases; puts rise in value when the price of the underlying security declines.)
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital gain for the period. Refer to the financial highlights and income tax information sections in this report for further information about distributions.
Describe recent portfolio activity.
The investment adviser reduced risk during the period, primarily by lowering allocations to equities, high yield bonds, emerging market debt and floating rate loan interest while also using equity puts. This positioning reflected the investment adviser’s cautious outlook on the global economy. The investment adviser also took advantage of the rise in bond yields to increase the Portfolio’s duration and add a measure of ballast at a time of elevated market volatility. (Duration is a measure of interest-rate sensitivity.)
However, the Portfolio maintained a relatively low duration profile given the investment adviser’s view that the Fed would continue to raise interest rates to control surging inflation. In the latter part of the period, the investment adviser added equity calls to help the Portfolio participate in potential upside if the more severe growth fears do not come to fruition and the markets stabilize.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global real estate investment trusts and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
7
Fund Summary
BlackRock Retirement Income 2040 Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Average Annual
Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 5.10% 0.93% (12.84)% (11.54)% N/A (0.16)% N/A
Investor A ....................................... 4.59 0.59 (12.94) (11.77) (16.40)% (0.41) (3.18) %
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — (10.35) (10.29) N/A (6.40) N/A
MSCI World Index
(e)
............................... — — (20.51) (14.34) N/A 6.91 N/A
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond
Index
(f)
....................................... — — (15.45) (12.12) N/A 0.34 N/A
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio ("MAI"), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund commenced operations on July 31, 2020.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(e)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 871.60 $ 1.16 $ 1,000.00 $ 1,023.55 $ 1.25 0.25%
Investor A ................................ 1,000.00 870.60 2.32 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 97.4%
Short-Term Securities .............................. 2.6
–% –

About Fund Performance
2022
BlackRock Semi-Annual Report to Shareholders
8
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Retirement Income 2030 Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security Shares Value
Affiliated Investment Companies
Fixed-Income Funds — 99.4%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 459,704 $ 4,440,744
Security Shares Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(a)(b)
.................. 91,228 $ 91,228
Total Affiliated Investment Companies — 101.4%
(Cost: $4,974,218)
(c)
.............................. 4,531,972
Liabilities in Excess of Other Assets — (1.4) % ............ (63,410)
Net Assets — 100.0% .............................. $ 4,468,562
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 113,760 $ — $ (22,532) $ — $ — $ 91,228 91,228 $ 110 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,217,643 — — — (776,899) 4,440,744 459,704 108,744 —
$ — $ (776,899) $ 4,531,972 $ 108,854 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Retirement Income 2030 Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 4,440,744 $ — $ — $ 4,440,744
Short-Term Securities
Money Market Funds ...................................... 91,228 — — 91,228
$ 4,531,972 $ — $ — $ 4,531,972

BlackRock Retirement Income 2040 Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security Shares Value
Affiliated Investment Companies
Fixed-Income Funds — 98.7%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 455,515 $ 4,400,275
Security Shares Value
Short-Term Securities
Money Market Funds — 2 . 6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(a)(b)
.................. 115,180 $ 115,180
Total Affiliated Investment Companies — 101.3%
(Cost: $4,948,195)
(c)
.............................. 4,515,455
Liabilities in Excess of Other Assets — (1.3) % ............ (56,448)
Net Assets — 100.0% .............................. $ 4,459,007
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 121,830 $ — $ (6,650) $ — $ — $ 115,180 115,180 $ 140 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,170,096 — — — (769,821) 4,400,275 455,515 107,755 —
$ — $ (769,821) $ 4,515,455 $ 107,895 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Retirement Income 2040 Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 4,400,275 $ — $ — $ 4,400,275
Short-Term Securities
Money Market Funds ...................................... 115,180 — — 115,180
$ 4,515,455 $ — $ — $ 4,515,455

Statements of Assets and Liabilities
(unaudited)

June 30, 2022
13
Financial Statements
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
.......................................................................... $ 4,531,972 $ 4,515,455
Receivables: – –
Dividends — affiliated .................................................................................. 20,545 20,372
From the Manager .................................................................................... 14,896 14,772
Prepaid expenses ...................................................................................... 12,124 12,143
Total assets ..........................................................................................
4,579,537 4,562,742
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 33,736 34,025
Custodian fees ....................................................................................... 945 878
Income dividend distributions ............................................................................. 30,092 22,896
Trustees' and Officer's fees .............................................................................. 480 480
Printing and postage fees ............................................................................... 13,431 13,379
Professional fees ..................................................................................... 31,666 31,349
Transfer agent fees ................................................................................... 625 728
Total liabilities .........................................................................................
110,975 103,735
NET ASSETS .........................................................................................
$ 4,468,562 $ 4,459,007
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 4,999,638 $ 4,938,149
Accumulated loss ...................................................................................... (531,076) (479,142)
NET ASSETS .........................................................................................
$ 4,468,562 $ 4,459,007
(a)
  Investments, at cost — affiliated ........................................................................... $ 4,974,218 $ 4,948,195

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................................................
$ 4,225,942 $ 4,334,697
Shares outstanding ....................................................................................
48,896.26 48,619.05
Net asset value .......................................................................................
$ 86.43 $ 89.16
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ...........................................................................................
$ 242,620 $ 124,310
Shares outstanding ....................................................................................
2,807.11 1,394.30
Net asset value .......................................................................................
$ 86.43 $ 89.16
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2022
15
Financial Statements
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 108,854 $ 107,895
Total investment income ..................................................................................
108,854 107,895
EXPENSES
Professional ........................................................................................ 36,022 35,570
Accounting services ................................................................................... 23,797 22,962
Registration ........................................................................................ 19,351 19,351
Printing and postage .................................................................................. 13,446 13,394
Trustees and Officer ................................................................................... 3,330 3,330
Investment advisory ................................................................................... 2,443 2,432
Administration ...................................................................................... 1,038 1,033
Custodian .......................................................................................... 603 558
Administration — class specific ........................................................................... 489 486
Service and distribution — class specific ..................................................................... 328 169
Transfer agent — class specific ........................................................................... 303 253
Miscellaneous ....................................................................................... 2,188 2,193
Total expenses ........................................................................................
103,338 101,731
Less: – –
Fees waived and/or reimbursed by the Manager .............................................................. (95,075) (93,720)
Administration fees waived ............................................................................ (1,038) (1,033)
Administration fees waived — class specific ................................................................. (489) (486)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................... (299) (243)
Total expenses after fees waived and/or reimbursed ...............................................................
6,437 6,249
Net investment income ...................................................................................
102,417 101,646
REALIZED AND UNREALIZED LOSS $ (776,899) $ (769,821)
Net change in unrealized depreciation on investments ............................................................ (776,899) (769,821)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (674,482) $ (668,175)
See notes to financial statements.

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 102,417 $ 206,338 $ 101,646 $ 207,083
Net realized gain ........................................................ — 68,139 — 65,587
Net change in unrealized appreciation (depreciation) ................................ (776,899) 76,860 (769,821) 78,865
Net increase (decrease) in net assets resulting from operations ...........................
(674,482) 351,337 (668,175) 351,535
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ........................................................... (181,309) (270,105) (144,098) (270,356)
  Investor A ............................................................ (9,938) (9,098) (3,950) (7,330)
Return of capital: – – – –
  Institutional ........................................................... — (96,534) — (22,227)
  Investor A ............................................................ — (3,251) — (603)
Decrease in net assets resulting from distributions to shareholders .........................
(191,247) (378,988) (148,048) (300,516)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
4,265 150,021 (18,038) 20,478
NET ASSETS
Total increase (decrease) in net assets ........................................... (861,464) 122,370 (834,261) 71,497
Beginning of period ........................................................
5,330,026 5,207,656 5,293,268 5,221,771
End of period ............................................................
$ 4,468,562 $ 5,330,026 $ 4,459,007 $ 5,293,268
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Six Months
Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .................................................
$ 103.18  $ 103.74  $ 100.00
Net investment income
(b)
.........................................................
1.99 4.09 1.69
Net realized and unrealized gain (loss) ................................................
(15.03) 2.85 5.14
Net increase (decrease) from investment operations ........................................ (13.04) 6.94  6.83
Distributions
(c)
– – –
From net investment income ......................................................
(3.71) (5.42) (1.74)
From net realized gain ...........................................................
—  (0.11) —
Return of capital ............................................................... —  (1.97) (1.35)
Total distributions ............................................................... (3.71) (7.50) (3.09)
Net asset value, end of period ...................................................... $ 86.43  $ 103.18  $ 103.74
Total Return
(d)
(12.88)% — —
Based on net asset value .......................................................... (12.88)%
(e)
6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................................................
4.21%
(g)
5.91% 3.86%
(g)(h)
Total expenses after fees waived and/or reimbursed ........................................
0.25%
(g)
0.25% 0.25%
(g)
Net investment income ...........................................................
4.21%
(g)
3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) ...................................................... $ 4,226  $ 5,044  $ 5,070
Portfolio turnover rate ............................................................ — % 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
18
BlackRock Retirement Income 2030 Fund
Investor A
Six Months
Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .................................................
$ 103.19  $ 103.74  $ 100.00
Net investment income
(b)
.........................................................
1.87 3.76 1.63
Net realized and unrealized gain (loss) ................................................
(15.04) 2.93 5.10
Net increase (decrease) from investment operations ........................................ (13.17) 6.69  6.73
Distributions
(c)
– – –
From net investment income ......................................................
(3.59) (5.22) (1.67)
From net realized gain ...........................................................
—  (0.11) —
Return of capital ............................................................... —  (1.91) (1.32)
Total distributions ............................................................... (3.59) (7.24) (2.99)
Net asset value, end of period ...................................................... $ 86.43  $ 103.19  $ 103.74
Total Return
(d)
(13.00)% — —
Based on net asset value .......................................................... (13.00)%
(e)
6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................................................
4.58%
(g)
6.58% 4.13%
(g)(h)
Total expenses after fees waived and/or reimbursed ........................................
0.50%
(g)
0.50% 0.50%
(g)
Net investment income ...........................................................
3.96%
(g)
3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ...................................................... $ 243  $ 286  $ 137
Portfolio turnover rate ............................................................ — % 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Six Months
Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .................................................
$ 105.46  $ 104.44  $ 100.00
Net investment income
(b)
.........................................................
2.03 4.14 1.71
Net realized and unrealized gain (loss) ................................................
(15.37) 2.88 5.21
Net increase (decrease) from investment operations ........................................ (13.34) 7.02  6.92
Distributions
(c)
– – –
From net investment income ......................................................
(2.96) (5.47) (1.76)
From net realized gain ...........................................................
—  (0.07) (0.04)
Return of capital ............................................................... —  (0.46) (0.68)
Total distributions ............................................................... (2.96) (6.00) (2.48)
Net asset value, end of period ...................................................... $ 89.16  $ 105.46  $ 104.44
Total Return
(d)
(12.84)% 6.87% 7.02%
Based on net asset value .......................................................... (12.84)%
(e)
6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................................................
4.17%
(g)
5.88% 3.88%
(g)(h)
Total expenses after fees waived and/or reimbursed ........................................
0.25%
(g)
0.25% 0.25%
(g)
Net investment income ...........................................................
4.19%
(g)
3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) ...................................................... $ 4,335  $ 5,146  $ 5,078
Portfolio turnover rate ............................................................ — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
20
BlackRock Retirement Income 2040 Fund
Investor A
Six Months
Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .................................................
$ 105.45  $ 104.43  $ 100.00
Net investment income
(b)
.........................................................
1.91 3.87 1.63
Net realized and unrealized gain (loss) ................................................
(15.37) 2.89 5.17
Net increase (decrease) from investment operations ........................................ (13.46) 6.76  6.80
Distributions
(c)
– – –
From net investment income ......................................................
(2.83) (5.23) (1.67)
From net realized gain ...........................................................
—  (0.07) (0.04)
Return of capital ............................................................... —  (0.44) (0.66)
Total distributions ............................................................... (2.83) (5.74) (2.37)
Net asset value, end of period ...................................................... $ 89.16  $ 105.45  $ 104.43
Total Return
(d)
(12.94)% 6.60% 6.90%
Based on net asset value .......................................................... (12.94)%
(e)
6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................................................
4.59%
(g)
6.35% 4.16%
(g)(h)
Total expenses after fees waived and/or reimbursed ........................................
0.50%
(g)
0.50% 0.50%
(g)
Net investment income ...........................................................
3.94%
(g)
3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ...................................................... $ 124  $ 147  $ 144
Portfolio turnover rate ............................................................ — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The Schedule of Investments
and Statement of Assets and Liabilities for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
Multi-Asset Income's financial statements are available, without charge, on the U.S. Securities and Exchange Commission's (“SEC's”) website at www.sec.gov .
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital .
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund's current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“ BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085
Share Class Service Fees
Investor A .............................................................................................................. 0.25%

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended June 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 3 0 , 202 2 , the amounts waived were as follows:
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 328
Retirement Income 2040 ..................................................................................................... 169
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 463 $ 26 $ 489
Retirement Income 2040 ................................................................................ 472 14 486
Fund Name Institutional Investor A Total
Retirement Income 2030 ............................................................................. $ 14 $ 9 $ 23
Retirement Income 2040 ............................................................................. 14 9 23
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 136 $ 167 $ 303
Retirement Income 2040 ................................................................................ 139 114 253
Fund Name Amounts Waived
Retirement Income 203 0 ................................................................................................ $ 18
Retirement Income 2040 ................................................................................................ 23

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2022, fees waived and/or reimbursed by the Manager in the Statements of Operation were as follows:
The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the six months ended
June 30, 2022, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2022, class specific expense waivers and/
or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50
Fund Name
Retirement Income 2030 .................................................................................................... $ 95,057
Retirement Income 2040 .................................................................................................... 93,697
Fund Name
Retirement Income 2030 .................................................................................................... $ 1,038
Retirement Income 2040 .................................................................................................... 1,033
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by the
Manager - Class Specific
Retirement Income 2030
Institutional .................................................................................... $ 46 3 $ 133
Investor A ..................................................................................... 26 16 6
$ 48 9 $ 299
Retirement Income 2040
Institutional .................................................................................... $ 47 2 $ 129
Investor A ..................................................................................... 14 114
$ 486 $ 243

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of June 30, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
5. PURCHASES AND SALES
For the six months ended June 30, 2022, there were no purchases or sales.
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
Expiring December 31,
2022 2023 2024
Retirement Income 2030 ............................................................
Fund Level ................................................................... $ 116,955 $ 29 8,12 3 $ 9 6 ,09 5
Institutional ................................................................... 475 1,34 3 59 6
Investor A .................................................................... 238 3 69 19 2
Retirement Income 2040
Fund Level ................................................................... 118 , 4 55 297,790 94,730
Institutional ................................................................... 475 1,36 7 60 1
Investor A .................................................................... 239 35 3 128
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................. $ 4,974,218 $ – $ (442,246) $ (442,246)
Retirement Income 2040 ............................................. 4,948,195 – (432,740) (432,740)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
26
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold .............................................
8 $ 807 1,648 $ 171,281
Shares redeemed .........................................
— — (1,636) (170,000)
8 $ 807 12 $ 1,281
Investor A
Shares sold .............................................
40 $ 3,458 1,491 $ 153,669
Shares redeemed .........................................
— — (48) (4,929)
40 $ 3,458 1,443 $ 148,740
48 $ 4,265 1,455 $ 150,021
Retirement Income 2040
Institutional
Shares sold .............................................
3 $ 302 182 $ 19,224
Shares redeemed .........................................
(185) (18,490) — —
(182) $ (18,188) 182 $ 19,224

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of June 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold .............................................
1 $ 150 12 $ 1,254
1 $ 150 12 $ 1,254
(181) $ (18,038) 194 $ 20,478
Institutional Investor A
Retirement Income 2030 ......................................................................................... $ 48,676 $ 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Disclosure of Investment Advisory Agreement
2022
BlackRock Semi-Annual Report to Shareholders
28
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 20, 2022 (the
“April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Retirement Income 2030 Fund (“Retirement Income 2030 Fund”) and BlackRock Retirement Income 2040 Fund (“Retirement Income 2040 Fund,” and
together with BlackRock Retirement Income 2030 Fund, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since-inception periods reported, Retirement Income 2040 Fund ranked in the third quartile against its
Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-year and since-inception periods reported, Retirement Income 2030 Fund ranked in the third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

Disclosure of Investment Advisory Agreement
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
30
analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons. The Board noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s
Expense Peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of a Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
32
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar

2022
BlackRock Semi-Annual Report to Shareholders

Additional Financial Information
Schedule of Investments (UNAUDITED)
June 30, 2022
Statement of Assets and Liabilities (UNAUDITED)
June 30, 2022
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (LIBOR USD 3
Month + 1.10%), 2.14%, 04/15/34 ... USD 15,000 $ 14,445,681
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.35%), 4.39%, 04/15/34 ... 1,000 924,744
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 3.20%, 01/25/35
(a)
.......... 679 643,528
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.34%, 01/21/35 1,500 1,395,370
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.59%, 01/21/35 1,000 873,893
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 3.19%,
01/15/33
(a)(b)
.................... 2,000 1,887,286
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.11%, 04/20/32 ... 2,500 2,351,268
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/32 ... 1,000 891,661
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.04%, 04/15/34 ... 4,000 3,710,001
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 4.04%, 04/15/34 ... 3,100 2,874,062
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 2.81%, 07/20/34 ... 14,000 13,085,156
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/34 ... 5,000 4,705,175
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 07/20/34 ... 2,500 2,292,035
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 7.56%, 07/20/34 ... 2,325 2,115,482
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 2.93%, 01/25/35 ... 5,000 4,742,097
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 3.23%, 01/25/35 ... 3,000 2,780,023
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 4.28%, 01/25/35 ... 1,000 920,307
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 2.28%,
10/25/33
(a)(b)
.................... 7,300 7,087,877
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 2.64%, 10/17/34 ... 1,500 1,414,288
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 3.04%, 10/17/34 ... 3,000 2,810,393
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 4.09%, 10/17/34 ... 4,500 4,211,262
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 3.04%, 07/22/32 ... 7,500 7,034,902
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 4.04%, 07/22/32 ... 3,500 3,261,241
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 3.04%,
10/17/34
(a)(b)
.................... 4,500 4,185,967
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.99%,
10/17/34
(a)(b)
.................... 1,500 1,389,279
AIMCO CLO Ltd., Series 2020-12A, Class
BR, (3 Month CME Term SOFR + 1.70%),
2.55%, 01/17/32
(a)(b)
............... 10,000 9,546,194
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
5 4,971
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-F, Class C, 0.00%, 11/25/58 . USD 86 $ 56,917
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 3.25%,
10/21/28
(a)(b)
.................... 1,300 1,259,115
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 2.54%,
01/17/31
(a)(b)
.................... 1,000 945,167
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 2.69%,
06/13/31
(a)(b)
.................... 1,000 949,544
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
2.43%, 01/19/33
(a)(b)
............... 2,000 1,961,028
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.89%, 10/15/29
(a)(b)
3,500 3,412,544
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 2.54%,
11/02/30
(a)(b)
.................... 1,750 1,721,217
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,719,886
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,827,993
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,174,426
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,576,563
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (LIBOR USD 3 Month +
2.30%), 3.44%, 07/22/32
(a)(b)
......... 700 665,959
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (LIBOR USD 3 Month +
1.20%), 2.26%, 07/20/34
(a)(b)
......... 7,000 6,755,120
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 2.74%, 01/28/31 ... 3,400 3,259,182
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 3.09%, 01/28/31 ... 1,250 1,187,078
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 3.09%, 01/28/31 ... 600 570,089
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 3.84%, 01/28/31 ... 2,250 2,022,125
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.89%, 01/15/30
(a)(b)
......... 1,850 1,789,015
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class ER2, (LIBOR USD 3 Month + 6.82%),
7.86%, 07/15/32
(a)(b)
............... 825 736,125
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 6.52%, 04/13/31 ... 1,500 1,303,538
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 2.24%, 10/15/31 ... 7,650 7,498,997
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/15/31 ... 3,000 2,878,729
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 4.19%, 10/15/31 ... 1,500 1,388,236
Series 2022-25A, Class C, (3 Month CME
Term SOFR + 2.35%), 2.59%, 04/20/35 5,000 4,666,863
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(c)
......... EUR 499 435,468

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(c)
............... EUR 300 $ 253,801
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 2.12%,
04/15/31
(a)(b)
.................... USD 2,400 2,354,132
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.91%, 04/20/31 .. 7,000 6,599,623
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 3.76%, 04/20/31 .. 2,000 1,798,187
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.99%,
07/16/31
(a)(b)
.................... 1,750 1,659,708
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 4.01%,
04/20/31
(a)(b)
.................... 1,000 926,387
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 2.73%, 07/25/30 ... 1,000 943,499
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 3.08%, 07/25/30 ... 1,000 940,304
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 2.23%,
10/20/31
(a)(b)
.................... 4,500 4,410,088
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 3.46%,
01/20/33
(a)(b)
.................... 1,000 945,940
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(c)
............... EUR 219 191,266
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 2.64%,
01/15/32
(a)(b)
.................... USD 6,000 5,729,136
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 3.83%, 04/24/31 ... 4,500 4,291,453
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 4.93%, 04/24/31 ... 3,000 2,903,103
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 2,198,700
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.86%,
07/20/30
(a)(b)
.................... 1,000 940,317
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
2.81%, 05/24/30
(a)(b)
............... 1,000 962,253
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 4.14%,
04/17/33
(a)(b)
.................... 7,250 6,501,171
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 2.21%, 10/15/30 ... 3,000 2,958,192
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 2.54%, 10/15/30 ... 1,500 1,414,957
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.84%, 10/15/30 ... 1,017 963,716
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 2.44%, 07/15/30 ... 1,500 1,437,072
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/30 ... 1,000 945,744
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 3.10%, 11/27/31
(a)(b)
......... 5,500 5,346,149
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 2.31%, 07/26/31
(a)(b)
......... USD 2,000 $ 1,962,207
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 2.36%, 10/24/31
(a)(b)
......... 1,700 1,662,577
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 20,930
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.99%, 08/23/30
(a)(b)
1,000 947,739
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 2.93%, 01/23/31 ........ 1,000 958,303
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 4.18%, 01/23/31 ........ 500 469,713
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(c)
.................... EUR 200 171,246
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(c)
.................... 670 571,386
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.14%, 10/17/32 ... USD 1,250 1,180,679
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.19%, 10/17/32 ... 1,000 926,047
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 2.34%, 07/24/34 ... 6,750 6,537,634
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 2.47%, 01/22/35 ... 2,250 2,095,847
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 2.75%, 04/18/35 5,000 4,773,863
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 3.10%, 04/18/35 7,000 6,497,093
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 4.10%, 04/18/35 2,500 2,305,237
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 3.01%, 10/20/31 ... 4,500 4,244,683
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 4.01%, 10/20/31 ... 2,000 1,883,671
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 3.04%,
10/22/32
(a)(b)
.................... 3,250 3,046,747
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 3.16%,
03/09/34
(a)(b)
.................... 1,000 930,571
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 4.49%,
10/15/36
(a)(b)
.................... 2,000 1,824,980
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
3.23%, 01/25/35
(a)(b)
............... 2,000 1,859,467
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 3.04%, 04/15/34 ... 3,000 2,784,444
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 4.29%, 04/15/34 ... 3,000 2,712,953
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (LIBOR USD 3 Month + 1.12%), 2.18%,
12/19/32
(a)(b)
.................... 5,000 4,850,106
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(c)
.................... EUR 200 171,773

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 2.87%, 01/25/35 ... USD 560 $ 554,390
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 1.96%, 09/25/36 .. 610 588,675
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 1.78%, 01/25/37 .. 707 701,007
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 1.76%, 03/25/37 .. 2,315 2,199,236
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 1.76%, 03/25/37 .. 3,023 2,860,071
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 1.76%, 04/25/37 ... 3,885 5,295,611
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 3.35%, 04/25/34
(a)
.... 2,186 2,115,825
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 2.16%, 01/20/31
(a)(b)
... 1,500 1,469,935
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 2.39%, 01/15/33 ... 7,000 6,825,078
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 3.04%, 01/15/33 ... 4,250 4,102,186
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 2.19%, 07/18/31 ... 2,200 2,158,428
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 2.74%, 07/18/31 ... 1,000 958,380
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)(c)
.................... EUR 550 462,601
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(c)
.................... 700 588,265
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.00%, 01/19/35 ... USD 7,500 7,162,517
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 2.45%, 01/19/35 ... 5,000 4,656,390
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 4.03%,
06/15/31
(a)(b)
.................... 2,000 1,912,735
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
2.32%, 10/22/30
(a)(b)
............... 980 968,638
BlueMountain EUR CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... EUR 300 248,537
BlueMountain Fuji EUR CLO IV DAC, Series
4X, Class ER, (EURIBOR 3 Month +
6.21%), 6.21%, 02/25/34
(a)(c)
......... 700 606,562
Boyce Park CLO Ltd.
(a)(b)
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.65%, 04/21/35 USD 1,500 1,389,640
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.25%), 6.80%, 04/21/35 1,000 886,354
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
2.81%, 07/20/34
(a)(b)
............... 5,000 4,705,980
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 2.69%, 07/18/34 ... 9,000 8,417,988
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.04%, 07/18/34 ... 2,500 2,316,132
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/31 ... USD 1,500 $ 1,414,440
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/15/31 ... 1,250 1,189,131
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.04%, 07/15/30 ... 5,000 4,789,206
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 2.73%, 04/15/35 2,000 1,861,179
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/31 ... 1,000 941,803
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.09%, 07/15/34 ... 1,000 931,662
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.19%, 07/15/34 ... 1,000 926,098
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 3.54%, 01/15/34 ... 1,000 937,801
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(c)
.................... EUR 300 260,128
Carlyle CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 3.14%,
04/30/31
(a)(b)
.................... USD 1,000 942,176
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 2.76%, 10/20/32 ... 5,000 4,736,317
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 3.36%, 10/20/32 ... 4,000 3,798,166
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 1.87%, 04/25/36
(a)
.......... 2,876 2,486,012
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.93%,
07/16/31
(a)(b)
.................... 1,995 1,879,759
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 3.01%,
07/20/32
(a)(b)
.................... 7,000 6,599,548
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.81%, 07/20/34 ... 6,500 6,180,909
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 4.31%, 07/20/34 ... 5,000 4,666,360
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.41%, 10/15/34 ... 2,000 1,878,196
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.46%, 10/15/34 ... 3,000 2,827,525
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 4.76%,
04/20/29
(a)(b)
.................... 1,000 940,714
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 2.31%, 07/20/30 ... 1,000 988,180
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 2.49%, 01/20/34 ... 4,000 3,890,901
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
2.83%, 07/23/34
(a)(b)
............... 5,000 4,709,738
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 2,084,020
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
2.14%, 07/17/31
(a)(b)
............... 1,750 1,714,351

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
4.37%, 04/20/34
(a)(b)
............... USD 1,950 $ 1,822,497
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(c)
............... EUR 200 170,435
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 2.52%, 04/27/31 .. USD 1,700 1,640,254
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 4.02%, 04/27/31 ... 1,000 939,308
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 3.08%, 04/24/30 ... 500 479,330
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 3.49%, 10/22/31 ... 1,000 957,595
Series 2015-1A, Class CRR, (LIBOR USD 3
Month + 1.90%), 3.04%, 01/22/31 ... 1,000 949,317
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 2.28%, 07/20/30 ... 3,500 3,466,436
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.89%, 11/16/30 ... 500 475,413
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 2.44%, 04/18/31 ... 1,000 949,291
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 2.19%, 10/17/31 ... 2,700 2,646,219
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 3.14%, 10/17/31 ... 2,000 1,912,173
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 2.37%, 01/16/33 ... 8,500 8,353,134
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.99%, 01/16/33 ... 1,150 1,140,500
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 2.98%, 04/25/33 ... 9,000 8,431,017
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 4.04%, 07/15/36 ... 1,500 1,388,416
Series 2021-6A, Class A, (LIBOR USD 3
Month + 1.14%), 2.18%, 10/15/34 ... 600 576,755
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 2.09%, 08/25/36
(a)
.... 2,846 2,617,134
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 2.26%, 10/20/30 ... 7,000 6,887,858
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 2.66%, 10/20/30 ... 3,000 2,864,409
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 484 481,337
Series 1997-7, Class M1, 7.03%, 07/15/28 2,158 2,041,975
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(c)
.................... EUR 472 405,944
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 1.96%, 07/25/37
(a)(b)
USD 1,320 928,824
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(c)
............... EUR 100 83,511
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 2.24%,
10/20/30
(a)(b)
.................... USD 1,000 983,748
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
3.09%, 07/18/30
(a)(b)
............... 2,000 1,913,865
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
3.29%, 07/15/30
(a)(b)
............... USD 1,000 $ 957,641
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 2.79%,
01/17/32
(a)(b)
.................... 8,000 7,495,068
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 4.81%,
01/16/32
(a)(b)
.................... 1,000 968,478
Dryden 86 CLO Ltd., Series 2020-86A, Class
DR, (LIBOR USD 3 Month + 3.20%), 4.24%,
07/17/34
(a)(b)
.................... 6,000 5,594,135
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
3.09%, 04/15/28
(a)(b)
............... 5,250 5,083,434
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.89%, 04/15/29
(a)(b)
......... 6,000 5,768,025
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 4.56%, 08/15/30
(a)(b)
......... 1,500 1,405,428
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 3.19%, 01/15/34 ... 3,500 3,297,201
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 3.24%, 10/15/30 ... 1,000 948,663
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 2.14%, 04/15/31 ... 2,500 2,432,722
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.09%, 10/15/34 ... 3,500 3,259,123
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.14%, 10/15/34 ... 3,000 2,771,302
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 3.23%,
10/25/30
(a)(b)
.................... 3,000 2,863,365
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 2.51%, 10/20/33 ... 2,500 2,454,903
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 5.46%, 10/20/33 ... 2,000 1,935,810
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 2.74%, 04/15/33 ... 1,250 1,188,909
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 4.19%, 04/15/33 ... 5,500 5,080,735
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.96%,
07/20/34
(a)(b)
.................... 1,500 1,389,058
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 4.16%,
10/20/34
(a)(b)
.................... 2,000 1,854,870
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 4.01%,
10/20/34
(a)(b)
.................... 2,000 1,853,975
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 2.12%, 06/25/36 ... 1,450 1,267,264
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 1.86%, 10/25/36 ... 3,371 2,419,251
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 1.94%, 10/25/36 .. 1,977 1,419,196
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 1.77%, 12/25/36 ... 2,537 2,384,513
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 2.18%, 01/25/36 .. 6,135 5,898,693

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... USD 6,000 $ 5,581,130
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,770,879
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 2.39%, 05/15/30 ... 3,000 2,950,586
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 3.31%, 05/15/30 ... 1,000 955,234
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 5.27%,
11/20/33
(a)(b)
.................... 1,000 939,902
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.89%, 07/19/34 ... 2,000 1,855,770
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.94%, 07/19/34 ... 2,500 2,320,576
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,484,470
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
3.66%, 04/20/31
(a)(b)
............... 1,800 1,677,467
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 2.74%,
01/15/31
(a)(b)
.................... 500 469,388
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
2.43%, 05/16/31
(a)(b)
............... 3,000 2,937,069
Generate CLO 2 Ltd., Series 2015-1A, Class
AR, (LIBOR USD 3 Month + 1.15%), 2.29%,
01/22/31
(a)(b)
.................... 7,660 7,530,771
Generate CLO 3 Ltd., Series 2016-1A, Class
DR, (LIBOR USD 3 Month + 3.60%), 4.66%,
10/20/29
(a)(b)
.................... 2,000 1,933,473
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 3.59%,
01/22/35
(a)(b)
.................... 1,000 928,639
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.37%), 2.51%,
01/22/33
(a)(b)
.................... 3,000 2,932,547
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 2.81%, 10/20/34 ......... 8,500 7,966,020
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 3.31%, 10/20/34 ......... 3,000 2,798,811
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 4.41%, 10/20/34 ......... 3,000 2,814,859
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 7.91%, 10/20/34 ......... 1,000 944,502
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 2.23%,
10/15/30
(a)(b)
.................... 2,250 2,214,723
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 2.86%, 04/20/34
(a)(b)
... 9,500 8,773,374
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 2.36%, 04/20/30
(a)(b)
... 2,000 1,913,531
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.18%, 04/24/31
(a)(b)
... 1,000 945,358
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.11%, 10/20/32 ... USD 2,000 $ 1,895,857
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.21%, 10/20/32 ... 1,000 931,651
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 2.65%, 04/20/35
(a)(b)
800 766,062
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 2.84%, 10/29/29
(a)(b)
........ 900 871,529
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 2.18%, 07/20/31 ... 3,300 3,233,533
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 3.16%, 07/20/31 .. 1,000 957,680
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 3.01%, 10/20/34 ... 3,000 2,772,960
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 4.06%, 10/20/34 ... 1,000 924,297
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 2.86%, 07/20/34
(a)(b)
......... 4,000 3,786,298
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 4.26%, 07/20/34
(a)(b)
......... 2,500 2,347,984
Greene King Finance plc
(a)
Series B1,  (SONIO/N + 1.92%), 3.11%,
12/15/34 .................... GBP 100 99,673
Series B2,  (SONIO/N + 2.20%), 3.39%,
03/15/36
(c)
................... 100 98,601
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 5,177 4,050,696
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
3.34%, 04/15/34
(a)(b)
............... 1,500 1,401,146
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3 Month CME
Term SOFR + 2.71%), 3.61%, 04/15/33 3,000 2,823,599
Series 2020-3RA, Class CR, (3 Month CME
Term SOFR + 3.61%), 4.51%, 04/15/33 1,000 931,354
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 4.18%,
01/27/31
(a)(b)
.................... 450 405,707
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 3.36%,
01/20/30
(a)(b)
.................... 1,000 967,309
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 2.32%, 12/25/35
(a)
.. 1,025 478,973
Series 2006-4, Class 1A1, 2.94%,
03/25/36
(a)
................... 2,737 2,068,840
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 1.98%, 03/25/36
(a)
.. 3,654 1,388,971
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,391 978,179
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 1.76%, 11/25/36 ... 6,852 3,602,858
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.48%), 2.10%, 08/25/36 ... 1,494 1,247,969

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
3.34%, 07/28/31
(a)(b)
............... USD 1,000 $ 965,205
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 2.41%, 04/15/33 ... 7,500 7,286,832
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 3.04%, 04/15/33 ... 2,000 1,924,603
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 2.24%, 07/15/34 ... 7,000 6,786,608
Series 2021-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.89%, 07/15/34 ... 1,250 1,210,978
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
2.74%, 11/30/32
(a)(b)
............... 11,000 10,807,736
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 3.21%,
04/20/34
(a)(b)
.................... 1,750 1,632,542
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 2.06%, 01/30/35 ... 3,500 3,352,722
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 3.76%, 01/30/35 ... 3,000 2,769,721
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 2.41%, 01/20/33 ... 5,000 4,862,764
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 3.26%, 01/20/33 ... 2,500 2,400,509
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(c)
.................... EUR 235 206,093
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)
.................... 300 250,817
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 2.89%, 07/18/31
(a)(b)
......... USD 1,000 942,966
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,818 8,536,132
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
3.01%, 07/20/30
(a)(b)
............... 1,000 946,377
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.94%, 07/15/34 ... 500 463,031
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.49%, 04/20/35 3,125 2,970,715
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 2.84%, 04/20/35 5,000 4,623,571
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.74%, 04/20/35 2,550 2,342,872
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(c)
.................... EUR 300 259,796
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(c)
.................... 237 206,201
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(c)
.................... 200 174,680
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
2.62%, 01/17/38
(a)(b)
............... USD 2,794 2,778,509
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 2.42%, 07/25/36
(a)
......... USD 2,975 $ 2,723,040
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 3.14%, 07/18/30
(a)(b)
8,050 7,754,483
KKR CLO 22 Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 4.16%, 07/20/31
(a)(b)
1,200 1,118,936
KKR CLO 23 Ltd., Series 23, Class D, (LIBOR
USD 3 Month + 3.10%), 4.16%, 10/20/31
(a)(b)
1,300 1,210,902
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 2.70%, 10/15/32 ... 4,250 4,123,086
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 3.10%, 10/15/32 ... 1,450 1,377,543
KKR CLO 30 Ltd., Series 30A, Class ER,
(LIBOR USD 3 Month + 6.40%), 7.44%,
10/17/31
(a)(b)
.................... 2,000 1,810,355
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 2.76%, 10/20/34
(a)(b)
3,657 3,432,441
KKR CLO 41 Ltd., Series 2022-41A, Class
D, (3 Month CME Term SOFR + 3.25%),
3.94%, 04/15/35
(a)(b)
............... 5,250 4,887,978
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 2.71%, 07/20/30
(a)(b)
350 336,334
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 2.14%, 08/25/45 ... 1,903 1,834,597
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 1.92%, 05/25/36 ... 22,565 13,602,599
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 1.92%, 07/25/36 ... 5,963 2,524,230
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.31%), 1.93%, 08/25/36 ... 6,770 3,690,276
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 2.22%, 01/25/36 .. 1,512 1,388,402
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 4.64%,
01/15/33
(a)(b)
.................... 2,250 2,161,312
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 3.12%, 07/27/30 ... 4,080 3,846,698
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 4.22%, 07/27/30 ... 1,315 1,217,845
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 3.24%, 10/18/30
(a)(b)
......... 5,450 5,211,207
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 2.44%, 07/29/30
(a)(b)
......... 3,500 3,475,255
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 2.86%, 04/20/30 ... 1,600 1,509,722
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 3.66%, 04/20/30 ... 1,000 911,648
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 3.33%, 01/23/31 ... 600 572,880
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 4.18%, 01/23/31 ... 750 707,574
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 2.65%, 10/15/32 6,000 5,832,572
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 3.05%, 10/15/32 4,750 4,503,203

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 3.95%, 10/15/32 USD 2,000 $ 1,842,033
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
2.54%, 12/18/30
(a)(b)
............... 1,500 1,413,003
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(c)
.................... EUR 100 86,575
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 2.14%, 06/25/36
(a)(b)
........ USD 2,163 1,948,830
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 2.61%, 10/20/30 ... 5,862 5,558,515
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.96%, 10/20/30 ... 2,000 1,899,752
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 620 184,343
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 3.25%, 10/21/30 .. 1,500 1,425,937
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 4.10%, 10/21/30 .. 1,250 1,152,384
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 7.54%, 07/15/34
(a)(b)
......... 2,600 2,294,995
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 4.36%, 04/20/34
(a)(b)
......... 1,000 930,694
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.69%, 10/17/30 ... 800 767,372
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 3.24%, 10/17/30 ... 1,000 953,025
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/18/30 ... 2,000 1,895,352
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 3.69%, 10/18/30 ... 3,250 2,993,840
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 4.14%, 10/19/31
(a)(b)
... 500 464,127
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 2.38%, 01/19/33
(a)(b)
... 8,450 8,298,710
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.86%, 07/20/31
(a)(b)
... 1,563 1,475,014
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 2.79%, 04/16/33
(a)(b)
... 1,000 934,958
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (LIBOR USD 3
Month + 1.13%), 2.17%, 10/14/35
(a)(b)
... 10,250 9,878,472
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 3.64%, 01/15/30
(a)(b)
... 1,000 922,093
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(c)
... EUR 188 157,985
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
2.32%, 12/21/29
(a)(b)
............... USD 4,699 4,634,862
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(c)
......... EUR 100 $ 83,814
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(c)
......... 200 171,362
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(c)
............... 200 169,962
NYACK Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 3.01%,
10/20/34
(a)(b)
.................... USD 2,500 2,307,010
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
553 538,291
Series 1999-C, Class A2, 7.48%, 08/15/27 2,897 2,552,503
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
337 199,033
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
18 17,873
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 4.11%, 04/26/31 ... 3,100 2,813,291
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 2.30%, 10/17/30 ... 10,800 10,654,969
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 2.76%, 10/17/30 ... 7,500 7,219,245
Series 2015-10A, Class CR2, (LIBOR USD
3 Month + 2.05%), 3.26%, 01/26/34 .. 3,700 3,467,443
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 4.16%, 01/26/34 .. 2,000 1,866,088
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 2.48%, 10/26/30 .. 1,000 986,278
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 2.76%, 07/20/31 ... 1,000 956,444
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.84%, 04/10/33 ... 2,500 2,336,694
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/32 ... 6,000 5,643,825
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 07/20/32 ... 1,500 1,371,186
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.16%, 10/20/34 ... 7,500 6,974,590
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.21%, 10/20/34 ... 1,000 924,332
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 3.11%, 12/02/34 ... 4,500 4,172,435
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 4.16%, 12/02/34 ... 1,250 1,149,401
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 298 260,430
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 200 162,512
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 400 347,488
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 6.47%, 04/20/35 ... 500 432,344
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 2.64%, 07/15/30 ... USD 6,000 5,727,046
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.84%, 07/15/30 ... 2,250 2,105,160
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.89%, 07/15/30 ... 1,250 1,106,542
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 3.14%, 07/15/30
(a)(b)
......... 1,500 1,423,968

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 3.43%, 10/24/30
(a)(b)
........ USD 4,000 $ 3,790,000
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 4.28%, 01/24/33
(a)(b)
......... 1,532 1,402,031
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 2.46%, 01/20/30
(a)(b)
......... 2,000 1,904,006
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 3.66%, 01/20/31
(a)(b)
......... 1,000 895,365
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 3.21%, 01/20/35 ... 3,000 2,798,103
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 4.41%, 01/20/35 ... 3,000 2,789,999
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 2.74%, 10/15/33 ... 8,500 8,059,976
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.19%, 10/15/33 ... 3,800 3,558,738
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 4.24%, 10/15/33 ... 4,250 3,988,187
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 2.63%, 11/18/31 ... 13,212 12,931,233
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 3.16%, 11/18/31 ... 1,500 1,431,926
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 3.66%, 11/18/31 ... 1,000 955,000
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3 Month CME Term SOFR +
3.60%), 4.70%, 07/19/33
(a)(b)
......... 1,000 959,766
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 3.30%, 04/21/34 ... 1,500 1,410,216
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 4.40%, 04/21/34 ... 1,000 947,092
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
4.21%, 07/20/34
(a)(b)
............... 1,000 935,750
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 4.38%, 02/20/34
(a)(b)
......... 5,970 5,537,031
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
4.01%, 01/20/32
(a)(b)
............... 400 373,097
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 2.60%, 01/21/30 ... 1,000 953,380
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 2.90%, 01/21/30 ... 1,500 1,418,755
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
2.19%, 10/18/34
(a)(b)
............... 10,000 9,675,157
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 4.24%, 01/19/37 ... 4,750 4,353,249
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 3.01%, 01/20/33 ... 2,250 2,109,023
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.89%, 10/17/31 ... 2,950 2,783,976
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 3.69%, 01/17/31 ... USD 500 $ 466,349
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 4.35%, 05/21/34 ... 4,100 3,785,657
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 2.16%, 07/20/30 ... 8,000 7,888,899
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 3.81%, 07/20/30 ... 1,400 1,303,346
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 2.49%, 04/18/31 ... 10,000 9,534,912
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.79%, 04/18/31 ... 2,000 1,887,651
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 2.69%, 07/16/31 ... 1,000 961,173
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 2.56%, 11/14/34 ... 7,000 6,751,000
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 3.11%, 11/14/34 .... 7,000 6,580,217
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 3.41%, 11/14/34 ... 2,500 2,333,095
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 4.46%, 11/14/34 ... 3,750 3,476,455
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 3.36%, 11/15/31 ... 2,000 1,890,461
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 4.36%, 11/15/31 ... 1,500 1,406,744
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 2.76%, 04/20/34 ... 7,000 6,443,977
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 2.84%, 07/15/34 ... 2,000 1,846,698
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.94%, 07/15/34 ... 4,000 3,703,695
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 1.88%, 01/15/35 ... 7,000 6,581,702
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 2.18%, 01/15/35 ... 5,000 4,627,813
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 ... 2,000 1,852,480
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 2.69%, 10/15/34 ... 7,250 6,823,856
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 2.99%, 10/15/34 ... 4,850 4,492,545
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.99%, 10/15/34 ... 6,000 5,564,157
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 1,000 929,350
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 3,500 3,267,702
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 3,250 3,012,381
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.82%, 04/20/35 2,000 1,801,897
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 3.30%, 08/23/31 ... 2,600 2,526,604
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 2.66%, 10/20/31 ... 4,700 4,447,944
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 5.26%, 05/15/32 ... 2,500 2,337,891
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 3.29%, 07/15/34 ... 6,000 5,619,031
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/18/34 ... 5,000 4,739,323

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 3.29%, 10/18/34 ... USD 2,350 $ 2,191,690
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 3.16%,
05/18/34
(a)(b)
.................... 1,000 939,745
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.81%,
07/20/34
(a)(b)
.................... 2,000 1,905,602
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.97%,
10/27/34
(a)(b)
.................... 7,000 6,561,335
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/15/34 ... 10,000 9,384,585
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 3.24%, 10/15/34 ... 3,500 3,269,551
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 4.34%, 10/15/34 ... 1,200 1,133,912
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 3.91%, 04/20/35 1,750 1,614,030
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.69%, 10/18/34 ... 3,000 2,802,334
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.14%, 10/18/34 ... 1,250 1,164,682
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,885,806
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,074,384
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,117,658
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,275,568
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,500 7,079,806
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 6,000 5,061,654
Series 2021-SFR7, Class F, 3.83%,
08/17/40 .................... 7,777 6,451,969
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,672,102
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,635,329
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 2,000,078
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(c)
.................... EUR 300 261,335
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(c)
.................... 171 141,400
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 2.93%, 04/23/34 ... USD 3,750 3,433,051
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 3.93%, 04/23/34 ... 2,000 1,833,733
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 3.34%, 10/30/34 ... 1,375 1,275,704
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 4.34%, 10/30/34 ... 3,375 3,094,725
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 2.23%, 01/15/35 ... 3,500 3,239,539
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 3.23%, 01/15/35 ... USD 1,000 $ 922,710
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 1.90%, 01/20/34 ... 7,000 6,615,033
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 2.30%, 01/20/34 ... 1,650 1,551,566
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 01/20/34 ... 2,900 2,648,077
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 2.12%, 10/15/31 ... 5,375 5,246,000
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 2.54%, 10/15/31 ... 5,000 4,680,941
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 2.52%, 04/15/32 ... 15,500 15,249,517
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 2.59%, 04/15/32 ... 4,000 3,759,331
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 2.88%, 07/24/32 ... 3,000 2,848,944
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.33%, 07/24/32 ... 3,500 3,311,498
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 2.44%,
01/15/34
(a)(b)
.................... 1,250 1,214,727
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 2.14%, 10/15/32 ... 10,000 9,690,180
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.14%, 10/15/32 ... 1,000 928,795
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
4.74%, 01/15/29
(a)(b)
............... 4,500 4,346,848
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.84%, 04/17/30 ... 10,000 9,806,551
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 3.49%, 04/17/30 ... 1,000 966,225
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
3.21%, 04/20/34
(a)(b)
............... 1,000 945,451
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 4.15%, 06/20/34 ... 750 703,366
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 5.15%, 06/20/34 ... 2,000 1,862,220
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
2.29%, 10/17/30
(a)(b)
............... 3,500 3,456,781
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.84%,
01/17/31
(a)(b)
.................... 1,500 1,414,849
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
3.14%, 07/15/31
(a)(b)
............... 1,250 1,193,597
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
4.48%, 10/25/31
(a)(b)
............... 1,000 933,159
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 3.09%, 01/15/33 ... 6,700 6,489,729
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.94%, 01/15/33 ... 1,000 988,555

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
3.59%, 10/15/33
(a)(b)
............... USD 500 $ 472,359
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 3.11%, 01/20/35 ... 3,000 2,797,204
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 01/20/35 ... 2,000 1,861,125
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 2.84%, 01/18/34 ... 1,000 922,371
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 4.29%, 01/18/34 ... 1,250 1,161,784
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(c)
.................... EUR 357 308,687
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 2.71%, 04/20/34 .. USD 3,500 3,305,935
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 2.86%, 10/20/30 ... 2,300 2,178,860
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 3.20%, 05/20/31 ... 1,000 957,852
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 2.22%, 10/20/31 ... 3,500 3,430,525
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.86%, 10/20/31 ... 1,125 1,093,619
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 3.26%, 10/20/31 ... 700 668,019
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 4.16%, 10/20/31 ... 1,600 1,482,140
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/34 ... 1,500 1,379,465
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.48%, 08/20/32 ... 5,500 5,198,041
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 4.38%, 08/20/32 ... 3,500 3,270,309
Series 2020-1A, Class A, (LIBOR USD 3
Month + 1.28%), 2.34%, 01/20/32 ... 10,000 9,825,464
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 3.16%, 07/20/34 ... 2,000 1,862,895
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 4.31%, 07/20/34 ... 1,250 1,166,544
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 3.21%, 10/20/34 ... 3,000 2,793,612
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 5.96%, 04/20/34
(a)(c)
......... EUR 300 254,332
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 3.29%, 10/15/31
(a)(b)
USD 1,250 1,198,435
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.96%, 04/20/29
(a)(b)
............... 2,000 1,918,384
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.36%, 10/26/34 ... 5,000 4,623,213
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 4.41%, 10/26/34 ... 2,300 2,044,792
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 2.79%, 04/30/32 ... 5,000 4,907,685
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 3.29%, 04/30/32 ... 5,000 4,805,459
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 9 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 2.80%, 07/21/34 ... USD 9,500 $ 9,030,233
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 3.15%, 07/21/34 ... 2,000 1,859,355
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 2.76%, 07/20/34 ... 3,000 2,853,562
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/34 ... 1,000 930,176
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 4.06%, 07/20/34 ... 4,000 3,701,633
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
2.30%, 01/20/34
(a)(b)
............... 8,500 8,241,282
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.96%, 04/20/34
(a)(b)
............... 1,045 968,846
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
2.39%, 10/26/31
(a)(b)
............... 6,600 6,475,015
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 3.29%,
07/15/34
(a)(b)
.................... 2,250 2,103,662
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
2.88%, 04/25/34
(a)(b)
............... 3,350 3,177,034
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
2.46%, 01/25/32
(a)(b)
............... 1,500 1,466,060
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3 Month CME Term SOFR +
1.90%), 2.18%, 04/25/35
(a)(b)
......... 5,200 4,968,635
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(c)
............... EUR 300 250,651
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 3.01%, 07/20/32 ... USD 2,550 2,390,375
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 7.31%, 07/20/32 ... 1,000 878,728
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 3.64%,
01/15/30
(a)(b)
.................... 1,700 1,524,098
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 1.94%, 10/25/36 ... 5,748 4,351,990
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 1.85%, 01/25/37
(b)
. 1,499 1,003,063
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
4.79%, 01/16/32
(a)(b)
............... 2,750 2,700,598
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 3.01%,
04/20/34
(a)(b)
.................... 830 768,497
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 3.29%, 11/18/30 ... 1,250 1,186,446
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 2.99%, 01/29/32 ... 4,000 3,756,687
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 3.99%, 01/29/32 ... 2,000 1,861,369

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 3.11%, 04/20/34 ... USD 3,500 $ 3,259,365
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 4.46%, 04/20/34 ... 2,250 2,109,566
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.96%, 03/18/34 ... 1,000 920,798
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 3.28%, 07/25/34 ... 2,500 2,327,577
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 4.43%, 07/25/34 ... 5,000 4,599,248
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 2.66%, 01/20/31 ... 1,000 966,167
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 3.96%, 01/20/31 ... 1,000 943,137
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 4.19%,
07/17/31
(a)(b)
.................... 2,500 2,275,635
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 2.54%, 01/15/34 ... 2,000 1,868,171
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 2.94%, 01/15/34 ... 1,650 1,533,055
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 2.74%, 04/15/33 ... 2,000 1,903,040
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.19%, 04/15/33 ... 6,500 6,133,680
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 4.24%, 04/15/33 ... 4,000 3,694,867
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 2.24%, 10/20/31 ... 8,545 8,349,068
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 10/20/31 ... 1,100 1,028,141
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 7.06%, 10/20/31 ... 1,000 893,728
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.14%, 07/15/34 ... 13,450 12,524,888
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 4.34%, 07/15/34 ... 1,500 1,406,907
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (LIBOR USD 3 Month + 3.15%), 4.19%,
04/15/34
(a)(b)
.................... 2,000 1,874,686
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 3.26%,
10/20/32
(a)(b)
.................... 3,250 3,089,233
Trestles CLO III Ltd., Series 2020-3A, Class
C, (LIBOR USD 3 Month + 2.25%), 3.31%,
01/20/33
(a)(b)
.................... 1,450 1,371,379
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,580,215
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 863,079
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,882,219
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,127,157
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,999,757
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.96%,
04/20/31
(a)(b)
.................... USD 1,500 $ 1,355,662
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.94%, 04/18/31 ... 1,000 939,925
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 3.13%, 07/14/31 ... 500 473,450
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 2.23%, 10/18/31 ... 500 489,070
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(c)
.................... EUR 390 334,642
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 1.78%,
10/25/36
(a)
..................... USD 12,698 10,125,692
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
2.41%, 07/20/30
(a)(b)
............... 3,800 3,668,595
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 2.64%,
07/15/34
(a)(b)
.................... 7,000 6,561,893
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.96%, 01/20/35
(a)(b)
............... 2,500 2,317,765
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 2.88%, 07/24/32 .. 10,415 9,857,674
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 3.23%, 07/24/32 ... 5,000 4,707,219
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 2.79%,
10/22/29
(a)(b)
.................... 2,100 2,031,029
Total Asset-Backed Securities — 10.8%
(Cost: $1,708,973,933) ........................... 1,605,812,634
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 36,480 3,568,105
BAE Systems plc ................... 641,242 6,491,930
Huntington Ingalls Industries, Inc. ........ 28,929 6,301,315
Lockheed Martin Corp. ............... 7,157 3,077,224
MTU Aero Engines AG ............... 19,341 3,543,108
Raytheon Technologies Corp. .......... 50,170 4,821,838
27,803,520
Air Freight & Logistics — 0.1%
DSV A/S ......................... 23,767 3,342,052
FedEx Corp. ...................... 13,028 2,953,578
ZTO Express Cayman, Inc., ADR ........ 13,289 364,783
6,660,413
Airlines — 0.1%
(e)
Copa Holdings SA, Class A
(f)
........... 142,793 9,048,792
InterGlobe Aviation Ltd.
(b)(c)
............ 416,524 8,523,726
17,572,518
Auto Components — 0.0%
Lear Corp. ....................... 40,791 5,135,179

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Automobiles — 0.1%
BYD Co. Ltd., Class A ................ 17,900 $ 894,631
Dongfeng Motor Group Co. Ltd., Class H ... 286,000 217,731
General Motors Co.
(e)
................ 235,992 7,495,106
Maruti Suzuki India Ltd. .............. 88,944 9,587,092
18,194,560
Banks — 1.7%
Absa Group Ltd. ................... 655,479 6,258,720
Abu Dhabi Commercial Bank PJSC ...... 3,939,382 9,513,487
Abu Dhabi Islamic Bank PJSC .......... 184,545 377,403
Al Rajhi Bank ..................... 375,581 8,274,590
AMMB Holdings Bhd. ................ 236,100 199,933
Axis Bank Ltd.
(e)
.................... 1,197,032 9,696,045
Bandhan Bank Ltd.
(b)(c)
............... 2,605,544 8,742,245
Bank of Beijing Co. Ltd., Class A ........ 887,900 602,956
Bank of Changsha Co. Ltd., Class A ...... 560,200 664,787
Bank of China Ltd., Class A
(e)
........... 1,108,300 540,194
Bank of China Ltd., Class H
(e)
........... 39,422,000 15,751,903
Bank of Communications Co. Ltd., Class A .. 482,400 359,311
Bank of Communications Co. Ltd., Class H . 1,600,000 1,109,040
Bank Rakyat Indonesia Persero Tbk. PT ... 71,729,413 20,031,571
BNP Paribas SA ................... 70,209 3,358,235
Boubyan Bank KSCP ................ 62,924 158,541
Capitec Bank Holdings Ltd. ............ 436 53,436
Chang Hwa Commercial Bank Ltd. ....... 787,890 460,213
China CITIC Bank Corp. Ltd., Class H ..... 477,000 213,655
China Construction Bank Corp., Class A ... 264,100 239,369
China Construction Bank Corp., Class H ... 1,644,000 1,108,469
Chongqing Rural Commercial Bank Co. Ltd.,
Class A ....................... 255,300 141,292
CIMB Group Holdings Bhd. ............ 898,200 1,010,766
Citigroup, Inc. ..................... 176,517 8,118,017
Citizens Financial Group, Inc. .......... 415,862 14,842,115
Comerica, Inc. ..................... 19,717 1,446,833
Commercial Bank PSQC (The) .......... 171,546 321,215
Commercial International Bank Egypt SAE .. 1,766,070 3,497,852
Credicorp Ltd. ..................... 4,940 592,355
CTBC Financial Holding Co. Ltd. ........ 2,760,000 2,334,549
DBS Group Holdings Ltd. ............. 384,300 8,223,025
Dubai Islamic Bank PJSC ............. 496,642 779,917
E.Sun Financial Holding Co. Ltd. ........ 1,610,686 1,572,301
Emirates NBD Bank PJSC ............. 149,531 538,583
First Abu Dhabi Bank PJSC ............ 350,784 1,795,003
First Citizens BancShares, Inc., Class A .... 11,446 7,483,166
First Financial Holding Co. Ltd. .......... 1,097,830 968,903
Grupo Financiero Banorte SAB de CV, Class O 2,507,504 14,015,438
Hana Financial Group, Inc. ............ 335,020 10,182,509
Hong Leong Bank Bhd. ............... 62,200 289,010
Hong Leong Financial Group Bhd. ....... 18,200 76,408
Hua Nan Financial Holdings Co. Ltd. ...... 770,572 586,698
Industrial & Commercial Bank of China Ltd.,
Class A ....................... 115,100 82,092
Industrial & Commercial Bank of China Ltd.,
Class H
(e)
...................... 17,817,000 10,630,496
Industrial Bank Co. Ltd., Class A ......... 70,700 210,771
KB Financial Group, Inc. .............. 198,808 7,424,151
KBC Group NV .................... 59,517 3,348,485
Kotak Mahindra Bank Ltd. ............. 101,535 2,147,440
Kuwait Finance House KSCP ........... 518,835 1,475,102
M&T Bank Corp. ................... 138,706 22,108,349
Malayan Banking Bhd. ............... 503,400 981,103
Masraf Al Rayan QSC ................ 608,428 687,013
National Bank of Kuwait SAKP .......... 376,181 1,279,849
Nordea Bank Abp .................. 387,730 3,425,022
OTP Bank Nyrt. .................... 72,583 1,628,456
Security
Shares
Shares Value
Banks (continued)
Postal Savings Bank of China Co. Ltd., Class
H
(b)(c)
......................... 691,000 $ 550,671
Powszechna Kasa Oszczednosci Bank Polski
SA
(e)
......................... 1,135,728 7,123,717
Public Bank Bhd. ................... 1,343,200 1,332,408
Qatar International Islamic Bank QSC ..... 93,964 273,793
Qatar Islamic Bank SAQ .............. 139,070 845,081
Qatar National Bank QPSC ............ 271,586 1,482,847
RHB Bank Bhd. .................... 291,600 379,133
Sberbank of Russia PJSC
(e)(g)
........... 877,548 160
Shanghai Commercial & Savings Bank Ltd.
(The) ......................... 270,000 482,957
Standard Chartered plc ............... 1,336,999 10,093,536
TCS Group Holding plc, GDR
(c)(e)(g)
....... 78,717 787
Wells Fargo & Co. .................. 303,967 11,906,387
256,429,864
Beverages — 0.3%
Arca Continental SAB de CV ........... 41,093 271,025
Carlsberg A/S, Class B ............... 28,791 3,679,568
Coca-Cola Femsa SAB de CV .......... 37,145 205,900
Coca-Cola Femsa SAB de CV, ADR ...... 8,514 470,654
Diageo plc ....................... 434,196 18,754,105
Fomento Economico Mexicano SAB de CV . 683,766 4,615,110
Fomento Economico Mexicano SAB de CV,
ADR ......................... 68,477 4,621,513
Kweichow Moutai Co. Ltd., Class A ....... 53,200 16,275,606
48,893,481
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 882,000 702,796
AbbVie, Inc. ...................... 131,615 20,158,154
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A ................. 33,944 788,105
BGI Genomics Co. Ltd., Class A ......... 65,900 706,528
Biocon Ltd. ....................... 208,557 816,541
Bloomage Biotechnology Corp. Ltd., Class A 86,085 1,836,151
Legend Biotech Corp., ADR
(e)
........... 8,402 462,110
Shanghai RAAS Blood Products Co. Ltd., Class
A ........................... 106,700 94,621
25,565,006
Building Products — 0.0%
Cie de Saint-Gobain ................. 64,254 2,776,367
Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao ............ 3,867,965 8,137,327
Intercontinental Exchange, Inc. ......... 194,109 18,254,011
Invesco Ltd. ...................... 160,072 2,581,961
28,973,299
Chemicals — 0.2%
Air Liquide SA ..................... 55,739 7,502,628
Albemarle Corp. ................... 34,567 7,223,812
Formosa Chemicals & Fibre Corp. ....... 284,000 713,820
Formosa Plastics Corp. ............... 43,000 157,012
International Flavors & Fragrances, Inc. .... 61,166 7,286,094
Linde plc ........................ 8,736 2,513,350
Mesaieed Petrochemical Holding Co. ..... 70,782 48,177
PPG Industries, Inc. ................. 31,472 3,598,508
Saudi Basic Industries Corp. ........... 88,238 2,392,792
Sika AG (Registered) ................ 10,244 2,364,697
Taiwan Fertilizer Co. Ltd. .............. 97,000 208,543
UPL Ltd. ......................... 19,477 156,393
Yanbu National Petrochemical Co. ....... 45,373 611,119
34,776,945

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)(g)
............. 24,388 $ 4,048
Communications Equipment — 0.1%
Accton Technology Corp. ............. 1,236,300 9,944,808
Cisco Systems, Inc. ................. 237,370 10,121,457
Telefonaktiebolaget LM Ericsson, ADR .... 123,233 911,924
Wistron NeWeb Corp. ................ 195,000 454,281
21,432,470
Construction & Engineering — 0.0%
Eiffage SA ....................... 63,400 5,735,164
Mcdermott International Ltd.
(e)
.......... 165,884 94,554
5,829,718
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H .... 1,995,000 8,658,145
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 28,427 2,961,809
Kaspi.KZ JSC, GDR
(c)
................ 157,126 7,149,233
Synchrony Financial ................. 453,275 12,519,456
22,630,498
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 129,736 7,488,362
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 159,546 7,734,790
Equitable Holdings, Inc. .............. 182,719 4,763,485
Metro Pacific Investments Corp. ......... 1,157,000 74,310
12,572,585
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 279,268 5,853,457
Cellnex Telecom SA
(b)(c)
............... 995,925 38,759,607
China Tower Corp. Ltd., Class H
(b)(c)
...... 4,708,000 606,635
Chunghwa Telecom Co. Ltd. ........... 566,000 2,324,241
Hellenic Telecommunications Organization SA 625,949 10,932,116
Koninklijke KPN NV ................. 3,651,092 12,991,062
Liberty Global plc, Class A
(e)
............ 10,811 227,572
Ooredoo QPSC .................... 121,899 256,344
Saudi Telecom Co. .................. 61,772 1,601,829
Telekom Malaysia Bhd. ............... 220,400 262,689
Telkom Indonesia Persero Tbk. PT ....... 7,416,800 1,995,230
Telkom Indonesia Persero Tbk. PT, ADR ... 16,307 440,941
TELUS Corp. ..................... 804,320 17,914,741
Verizon Communications, Inc. .......... 125,653 6,376,890
100,543,354
Electric Utilities — 1.1%
American Electric Power Co., Inc. ........ 182,867 17,544,260
CEZ A/S ......................... 21,634 976,170
CLP Holdings Ltd. .................. 613,000 5,094,203
Constellation Energy Corp. ............ 78,817 4,513,061
Duke Energy Corp. ................. 223,724 23,985,450
Edison International ................. 101,163 6,397,548
EDP - Energias de Portugal SA ......... 6,091,974 28,390,647
Electricite de France SA .............. 24,878 204,344
Enel SpA ........................ 1,410,038 7,732,962
Entergy Corp. ..................... 93,618 10,545,132
Eversource Energy ................. 128,461 10,851,101
Manila Electric Co. .................. 17,180 112,520
NextEra Energy, Inc. ................ 356,176 27,589,393
Southern Co. (The) ................. 142,754 10,179,788
Tenaga Nasional Bhd. ............... 280,300 507,467
Terna - Rete Elettrica Nazionale ......... 572,476 4,500,940
Xcel Energy, Inc. ................... 146,402 10,359,406
169,484,392
Security
Shares
Shares Value
Electrical Equipment — 0.1%
Havells India Ltd. ................... 57,875 $ 808,061
Schneider Electric SE ................ 118,862 14,163,069
14,971,130
Electronic Equipment, Instruments & Components — 0.2%
China Railway Signal & Communication Corp.
Ltd., Class A .................... 1,085,900 735,609
Delta Electronics, Inc. ................ 237,000 1,767,133
Hon Hai Precision Industry Co. Ltd. ....... 650,000 2,386,243
Largan Precision Co. Ltd. ............. 12,000 697,360
Primax Electronics Ltd. ............... 290,000 603,494
Samsung SDI Co. Ltd. ............... 13,602 5,609,262
Simplo Technology Co. Ltd. ............ 45,000 386,188
TE Connectivity Ltd. ................. 103,222 11,679,569
Tripod Technology Corp. .............. 71,000 266,382
24,131,240
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 233,847 6,751,163
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc. ...... 155,878 22,606,986
American Tower Corp. ............... 167,257 42,749,217
Assura plc ....................... 30,886,587 24,589,250
Boston Properties, Inc. ............... 193,975 17,259,895
Community Healthcare Trust, Inc. ........ 191,717 6,942,083
Covivio ......................... 171,134 9,560,859
Cromwell European REIT
(c)
............ 5,253,720 10,735,990
Crown Castle International Corp. ........ 116,526 19,620,648
Digital Realty Trust, Inc. .............. 125,336 16,272,373
EPR Properties .................... 340,572 15,983,044
Equinix, Inc. ...................... 25,136 16,514,855
ESR Kendall Square REIT Co. Ltd. ....... 3,684,313 15,972,853
Goodman Group ................... 1,483,658 18,319,807
LondonMetric Property plc ............. 3,354,251 9,322,197
Medical Properties Trust, Inc. ........... 412,673 6,301,517
Outfront Media, Inc. ................. 1,455,979 24,678,844
Physicians Realty Trust ............... 1,207,529 21,071,381
Prologis, Inc. ...................... 267,768 31,502,905
Rexford Industrial Realty, Inc. .......... 330,643 19,041,730
SBA Communications Corp. ........... 39,891 12,767,115
Secure Income REIT plc .............. 1,661,908 9,528,521
SL Green Realty Corp. ............... 406,419 18,756,237
Spirit Realty Capital, Inc. .............. 534,977 20,211,431
Sun Communities, Inc. ............... 150,167 23,930,613
Target Healthcare REIT plc ............ 9,455,219 12,476,664
UDR, Inc. ........................ 521,145 23,993,516
VICI Properties, Inc. ................. 742,244 22,111,449
Warehouses De Pauw CVA ............ 444,349 14,021,059
Welltower, Inc. ..................... 292,498 24,087,210
530,930,249
Food & Staples Retailing — 0.2%
Al-Dawaa Medical Services Co.
(e)
........ 8,971 160,192
BGF retail Co. Ltd. .................. 2,727 397,968
BIM Birlesik Magazalar A/S ............ 41,964 203,268
Clicks Group Ltd. ................... 28,976 486,788
President Chain Store Corp. ........... 98,000 897,767
Sendas Distribuidora SA .............. 2,881,722 7,868,578
Shoprite Holdings Ltd. ............... 93,171 1,135,196
Wal-Mart de Mexico SAB de CV ......... 6,553,561 22,551,850
X5 Retail Group NV, GDR
(c)(g)
........... 207,497 2,075
33,703,682
Food Products — 0.2%
Almarai Co. JSC ................... 38,167 534,095
China Mengniu Dairy Co. Ltd.
(e)
......... 2,775,000 13,911,506

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Food Products (continued)
CJ CheilJedang Corp. ................ 2,241 $ 656,040
Dali Foods Group Co. Ltd.
(b)(c)
........... 366,000 194,666
Danone SA ....................... 45,334 2,538,803
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ....................... 57,500 335,055
IOI Corp. Bhd. ..................... 236,900 206,397
Kraft Heinz Co. (The) ................ 72,881 2,779,681
Kuala Lumpur Kepong Bhd. ............ 72,100 358,905
Mondelez International, Inc., Class A ...... 39,529 2,454,356
Nestle Malaysia Bhd. ................ 4,500 135,383
Nestle SA (Registered) ............... 61,022 7,131,810
PPB Group Bhd. ................... 35,500 127,744
QL Resources Bhd. ................. 58,200 68,665
Savola Group (The) ................. 11,683 104,797
Sime Darby Plantation Bhd. ............ 297,100 291,956
Tingyi Cayman Islands Holding Corp. ..... 492,000 845,537
Uni-President China Holdings Ltd. ....... 318,000 273,451
Uni-President Enterprises Corp. ......... 464,000 1,046,185
Universal Robina Corp. ............... 36,140 72,977
Want Want China Holdings Ltd. ......... 447,000 389,813
34,457,822
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 65,818 7,378,198
Beijing Enterprises Holdings Ltd. ........ 128,000 455,097
China Resources Gas Group Ltd. ........ 138,100 643,742
ENN Energy Holdings Ltd. ............. 796,400 13,163,473
Indraprastha Gas Ltd. ................ 143,436 647,845
Kunlun Energy Co. Ltd. ............... 10,774,000 8,835,206
Mahanagar Gas Ltd.
(c)
............... 19,479 187,780
Perusahaan Gas Negara Tbk. PT ........ 595,000 63,610
Petronas Gas Bhd. .................. 44,200 164,807
Tokyo Gas Co. Ltd. ................. 202,300 4,192,476
35,732,234
Health Care Equipment & Supplies — 0.2%
Dentsply Sirona, Inc. ................ 102,625 3,666,791
Medtronic plc ..................... 278,465 24,992,234
Zimmer Biomet Holdings, Inc. .......... 46,486 4,883,819
33,542,844
Health Care Providers & Services — 0.4%
Bangkok Dusit Medical Services PCL, NVDR 3,167,500 2,241,959
Bumrungrad Hospital PCL, NVDR ....... 288,000 1,458,715
Cardinal Health, Inc. ................. 84,236 4,403,016
Cigna Corp. ...................... 18,680 4,922,554
CVS Health Corp. .................. 24,841 2,301,767
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 11,863 614,705
Elevance Health, Inc. ................ 11,420 5,511,064
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
7,220,189 7,532,743
Humana, Inc. ..................... 10,528 4,927,841
IHH Healthcare Bhd. ................ 353,500 517,325
Laboratory Corp. of America Holdings ..... 27,730 6,498,803
Mouwasat Medical Services Co. ......... 6,555 372,275
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 245,900 408,292
Sinopharm Group Co. Ltd., Class H ...... 356,800 863,860
UnitedHealth Group, Inc. .............. 41,023 21,070,643
63,645,562
Hotels, Restaurants & Leisure — 0.1%
Genting Malaysia Bhd. ............... 630,300 406,791
NEW Top YK
(e)(g)(h)
.................. 12,874 —
Sands China Ltd.
(e)
.................. 2,544,800 6,122,028
Seera Group Holding
(e)
............... 228,240 973,431
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.
(f)
............ 184,422 $ 8,944,467
16,446,717
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ...... 1,700,608 6,995,858
Haier Smart Home Co. Ltd., Class H ...... 243,000 904,435
Newell Brands, Inc. ................. 228,426 4,349,231
Persimmon plc .................... 107,383 2,443,167
Taylor Wimpey plc .................. 7,428,231 10,581,079
25,273,770
Household Products — 0.2%
Kimberly-Clark Corp. ................ 39,633 5,356,400
Reckitt Benckiser Group plc ............ 357,404 26,881,163
32,237,563
Independent Power and Renewable Electricity Producers — 0.0%
CGN Power Co. Ltd., Class H
(b)(c)
........ 802,000 194,276
China Yangtze Power Co. Ltd., Class A .... 176,116 608,819
RWE AG ........................ 85,556 3,164,379
3,967,474
Industrial Conglomerates — 0.0%
Far Eastern New Century Corp. ......... 471,000 504,181
Fosun International Ltd. .............. 262,000 242,026
HAP Seng Consolidated Bhd. .......... 30,000 48,531
Industries Qatar QSC ................ 191,189 834,296
Siemens AG (Registered) ............. 17,361 1,784,650
Sime Darby Bhd. ................... 456,800 221,016
3,634,700
Insurance — 0.9%
American International Group, Inc. ....... 103,720 5,303,204
Assurant, Inc. ..................... 93,992 16,246,517
Bupa Arabia for Cooperative Insurance Co.
(e)
7,872 334,168
Direct Line Insurance Group plc ......... 1,203,211 3,693,183
Fidelity National Financial, Inc. .......... 122,258 4,518,656
Gjensidige Forsikring ASA ............. 165,475 3,368,495
Phoenix Group Holdings plc ........... 651,934 4,696,885
Prudential Financial, Inc. .............. 37,274 3,566,376
Prudential plc ..................... 2,249,849 27,986,401
Qatar Insurance Co. SAQ ............. 72,642 47,703
Sampo OYJ, Class A ................ 77,959 3,406,897
Sanlam Ltd. ...................... 2,262,531 7,353,742
Seguridade Participacoes SA ........... 3,267,054 16,230,862
Tryg A/S ......................... 242,535 5,464,291
Willis Towers Watson plc .............. 31,411 6,200,217
Zurich Insurance Group AG ............ 51,318 22,378,416
130,796,013
Interactive Media & Services — 0.1%
Auto Trader Group plc
(b)(c)
............. 407,439 2,759,402
Baidu, Inc., Class A
(e)
................ 36,050 682,902
Tencent Holdings Ltd. ................ 257,300 11,646,723
Tencent Holdings Ltd., ADR
(f)
........... 40,723 1,848,417
16,937,444
Internet & Direct Marketing Retail — 0.2%
(e)
Alibaba Group Holding Ltd. ............ 756,100 10,786,064
Alibaba Group Holding Ltd., ADR ........ 95,435 10,849,051
21,635,115
IT Services — 0.8%
Arabian Internet & Communications Services
Co. .......................... 41,384 2,185,850
Cognizant Technology Solutions Corp., Class A 86,634 5,846,929
Fidelity National Information Services, Inc. .. 295,127 27,054,292
GDS Holdings Ltd., Class A
(e)
........... 3,884,260 16,334,063

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
IT Services (continued)
HCL Technologies Ltd. ............... 18,800 $ 232,780
Infosys Ltd. ....................... 64,310 1,195,300
Infosys Ltd., ADR ................... 42,944 794,893
NEXTDC Ltd.
(e)
.................... 2,054,401 15,120,274
Paychex, Inc. ..................... 67,504 7,686,681
Samsung SDS Co. Ltd. ............... 2,375 238,512
SS&C Technologies Holdings, Inc. ....... 94,159 5,467,813
SUNeVision Holdings Ltd. ............. 10,762,000 8,218,469
Tata Consultancy Services Ltd. ......... 263,450 10,940,262
Tech Mahindra Ltd. ................. 22,046 280,449
Visa, Inc., Class A .................. 88,322 17,389,719
118,986,286
Leisure Products — 0.1%
Hasbro, Inc. ...................... 220,247 18,033,824
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Registered) .......... 9,620 5,138,402
WuXi AppTec Co. Ltd., Class A .......... 265,300 4,132,589
WuXi AppTec Co. Ltd., Class H
(b)(c)
....... 405,040 5,418,606
14,689,597
Machinery — 0.4%
Alfa Laval AB ..................... 70,978 1,720,657
Epiroc AB, Class A .................. 819,053 12,699,468
Epiroc AB, Class B .................. 125,592 1,701,949
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 2,257,094 11,208,163
Komatsu Ltd. ..................... 472,700 10,525,692
Otis Worldwide Corp. ................ 218,642 15,451,430
Volvo AB, Class B .................. 164,095 2,553,218
55,860,577
Marine — 0.0%
MISC Bhd. ....................... 137,700 221,868
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(g)(i)
............. 24,388 —
221,868
Media — 0.2%
Comcast Corp., Class A .............. 483,676 18,979,446
Publicis Groupe SA
(e)
................ 58,940 2,898,701
Telenet Group Holding NV ............. 7,142 148,405
22,026,552
Metals & Mining — 0.2%
Alrosa PJSC
(g)
..................... 607,124 110
Aneka Tambang Tbk. ................ 2,744,200 331,338
CMOC Group Ltd., Class H ............ 13,116,000 7,324,081
Gold Fields Ltd. .................... 446,252 4,115,868
Gold Fields Ltd., ADR
(f)
............... 436,338 3,979,403
Hochschild Mining plc ................ 107,064 125,970
Korea Zinc Co. Ltd. ................. 16,057 6,043,748
Maanshan Iron & Steel Co. Ltd., Class H ... 946,000 287,413
Novolipetsk Steel PJSC
(g)
............. 14 —
POSCO Holdings, Inc. ............... 12,174 2,171,077
POSCO Holdings, Inc., ADR ........... 14,291 636,235
Shandong Gold Mining Co. Ltd., Class A ... 645,144 1,776,668
Zijin Mining Group Co. Ltd., Class A ...... 1,660,800 2,314,880
Zijin Mining Group Co. Ltd., Class H ...... 4,944,000 6,016,290
35,123,081
Multiline Retail — 0.0%
Dollar General Corp. ................ 17,953 4,406,384
Fix Price Group Ltd., GDR
(c)(g)
.......... 1,377,673 13,777
Woolworths Holdings Ltd. ............. 22,093 73,672
4,493,833
Security
Shares
Shares Value
Multi-Utilities — 0.5%
Ameren Corp. ..................... 124,839 $ 11,280,452
CenterPoint Energy, Inc. .............. 362,932 10,735,528
CMS Energy Corp. .................. 128,478 8,672,265
Dominion Energy, Inc. ................ 87,944 7,018,811
DTE Energy Co. ................... 38,105 4,829,809
National Grid plc ................... 172,506 2,216,864
NiSource, Inc. ..................... 159,802 4,712,561
Public Service Enterprise Group, Inc. ..... 218,559 13,830,413
Qatar Electricity & Water Co. QSC ....... 31,180 149,192
Sempra Energy .................... 73,000 10,969,710
WEC Energy Group, Inc. .............. 39,328 3,957,970
78,373,575
Oil, Gas & Consumable Fuels — 1.1%
BP plc .......................... 3,535,924 16,602,914
Cheniere Energy, Inc. ................ 70,941 9,437,281
Chesapeake Energy Corp. ............ 68,747 5,575,382
Chevron Corp. ..................... 51,341 7,433,150
China Petroleum & Chemical Corp., Class H 18,836,000 8,487,500
ConocoPhillips .................... 27,249 2,447,233
Ecopetrol SA, ADR .................. 664,308 7,214,385
Enbridge, Inc. ..................... 468,683 19,793,045
Energy Transfer LP ................. 188,092 1,877,158
Enterprise Products Partners LP ......... 86,720 2,113,366
EQT Corp. ....................... 164,873 5,671,631
Equitrans Midstream Corp. ............ 54,247 345,011
Gibson Energy, Inc. ................. 23,833 441,407
Hess Corp. ....................... 36,647 3,882,383
Kinder Morgan, Inc. ................. 33,263 557,488
LUKOIL PJSC
(g)
.................... 23,639 4
LUKOIL PJSC, ADR
(g)
................ 393,475 71
Magellan Midstream Partners LP ........ 38,940 1,859,774
MOL Hungarian Oil & Gas plc .......... 915,065 7,078,434
Novatek PJSC, GDR
(c)(g)
.............. 69 1
ONEOK, Inc. ...................... 5,524 306,582
Pembina Pipeline Corp. .............. 9,636 340,614
PetroChina Co. Ltd., Class A ........... 1,469,600 1,158,842
PetroChina Co. Ltd., Class H ........... 140,000 65,661
Petroleo Brasileiro SA, ADR ........... 367,653 4,294,187
Petronet LNG Ltd. .................. 3,944,600 10,871,709
Plains All American Pipeline LP ......... 198,670 1,950,939
PTT Exploration & Production PCL, NVDR .. 184,900 833,522
Qatar Fuel QSC .................... 37,378 182,217
Qatar Gas Transport Co. Ltd. ........... 497,810 509,257
Saudi Arabian Oil Co.
(b)(c)
.............. 163,777 1,692,653
Shell plc ......................... 86,772 2,259,784
Targa Resources Corp. ............... 161,080 9,611,644
TC Energy Corp. ................... 5,246 271,795
TotalEnergies SE ................... 99,531 5,239,010
Williams Cos., Inc. (The) .............. 648,010 20,224,392
160,630,426
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 64,243 16,360,765
Hengan International Group Co. Ltd. ...... 182,500 859,038
Hindustan Unilever Ltd. ............... 53,149 1,506,961
L'Oreal SA ....................... 10,328 3,585,939
Unilever plc, ADR .................. 127,695 5,852,262
Yunnan Botanee Bio-Technology Group Co.
Ltd., Class A .................... 7,800 253,613
28,418,578
Pharmaceuticals — 1.0%
Alkem Laboratories Ltd. .............. 11,355 431,797
AstraZeneca plc ................... 318,389 42,002,453
Bayer AG (Registered) ............... 140,386 8,383,346

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
China Medical System Holdings Ltd. ...... 165,000 $ 257,237
China Traditional Chinese Medicine Holdings
Co. Ltd. ....................... 956,000 593,594
Cipla Ltd. ........................ 81,816 952,239
CSPC Pharmaceutical Group Ltd. ........ 1,126,000 1,125,465
Dr. Reddy's Laboratories Ltd. ........... 9,808 546,767
Euroapi SA
(e)
...................... 119,430 1,884,108
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 110,000 203,147
Kalbe Farma Tbk. PT ................ 900,500 100,449
Merck & Co., Inc. ................... 40,627 3,703,964
Novartis AG (Registered) ............. 42,209 3,578,506
Novo Nordisk A/S, Class B ............ 278,706 30,909,163
Roche Holding AG .................. 22,492 7,519,072
Sanofi .......................... 452,854 45,668,544
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A ....................... 185,700 780,707
Sun Pharmaceutical Industries Ltd. ....... 52,226 550,078
Torrent Pharmaceuticals Ltd. ........... 6,589 239,105
149,429,741
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 39,397 3,967,672
NMG, Inc.
(e)
....................... 3,714 646,236
RELX plc ........................ 1,045,408 28,291,625
Teleperformance ................... 9,074 2,801,907
35,707,440
Real Estate Management & Development — 0.6%
Aldar Properties PJSC ............... 281,412 341,470
Aroundtown SA .................... 3,379,416 10,808,721
Barwa Real Estate Co. ............... 234,595 214,225
Emaar Properties PJSC .............. 5,125,476 7,275,851
ESR Group Ltd.
(b)(c)(e)
................ 4,860,400 13,179,717
Hang Lung Properties Ltd. ............. 3,155,000 6,003,406
Hulic Co. Ltd. ..................... 2,020,900 15,674,607
Land & Houses PCL, NVDR ........... 357,700 84,521
Longfor Group Holdings Ltd.
(b)
.......... 2,327,500 11,069,924
VGP NV ......................... 36,447 5,814,069
Vonovia SE ....................... 738,504 22,849,664
93,316,175
Road & Rail — 0.2%
BTS Group Holdings PCL, NVDR ........ 3,009,200 728,260
Canadian Pacific Railway Ltd. .......... 150,665 10,523,689
CSX Corp. ....................... 422,012 12,263,669
Daqin Railway Co. Ltd., Class A ......... 1,362,861 1,342,520
Union Pacific Corp. ................. 21,523 4,590,425
West Japan Railway Co. .............. 81,500 2,998,259
32,446,822
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc. ............... 20,122 1,830,700
ASE Technology Holding Co. Ltd. ........ 49,000 126,200
ASML Holding NV .................. 3,398 1,605,344
Broadcom, Inc. .................... 9,563 4,645,801
MediaTek, Inc. ..................... 486,000 10,668,274
Realtek Semiconductor Corp. .......... 160,000 1,956,882
SG Micro Corp., Class A .............. 10,350 282,630
Taiwan Semiconductor Manufacturing Co. Ltd. 4,589,000 73,544,932
Texas Instruments, Inc. ............... 68,217 10,481,542
United Microelectronics Corp. .......... 514,000 687,056
United Microelectronics Corp., ADR ...... 32,424 219,510
Vanguard International Semiconductor Corp. 333,000 866,262
106,915,133
Security
Shares
Shares Value
Software — 0.3%
Intuit, Inc. ........................ 31,208 $ 12,028,812
Microsoft Corp. .................... 128,070 32,892,218
44,921,030
Specialty Retail — 0.1%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 770,028 885,373
China Yongda Automobiles Services Holdings
Ltd. .......................... 378,500 358,846
Home Product Center PCL, NVDR ....... 3,968,500 1,427,746
Industria de Diseno Textil SA ........... 197,205 4,481,576
Jarir Marketing Co. .................. 9,423 409,049
JUMBO SA ....................... 13,987 203,635
Mr Price Group Ltd. ................. 4,222 46,297
PTT Oil & Retail Business PCL, NVDR .... 123,000 88,847
Ross Stores, Inc. ................... 68,270 4,794,602
Topsports International Holdings Ltd.
(b)(c)
... 287,000 261,375
Truworths International Ltd. ............ 123,858 385,687
13,343,033
Technology Hardware, Storage & Peripherals — 0.1%
Advantech Co. Ltd. ................. 70,000 814,612
Chicony Electronics Co. Ltd. ........... 168,000 418,806
Inventec Corp. ..................... 668,000 564,802
Lenovo Group Ltd. .................. 632,000 593,896
Lite-On Technology Corp. ............. 422,000 821,257
Micro-Star International Co. Ltd. ......... 109,000 416,399
Pegatron Corp. .................... 480,000 920,367
Samsung Electronics Co. Ltd. .......... 51,558 2,274,087
Wistron Corp. ..................... 436,000 391,489
7,215,715
Textiles, Apparel & Luxury Goods — 0.3%
EssilorLuxottica SA ................. 101,132 15,332,896
Feng TAY Enterprise Co. Ltd. ........... 34,000 200,621
Kering SA ........................ 21,262 11,018,542
LVMH Moet Hennessy Louis Vuitton SE .... 22,090 13,538,476
Makalot Industrial Co. Ltd. ............. 11,000 52,263
Pou Chen Corp. .................... 382,000 379,396
Ralph Lauren Corp. ................. 40,059 3,591,289
44,113,483
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. .. 297,524 8,231,511
Tobacco — 0.2%
Altria Group, Inc. ................... 98,609 4,118,898
British American Tobacco plc ........... 111,508 4,779,709
Eastern Co. SAE ................... 82,901 45,360
ITC Ltd. ......................... 710,239 2,467,476
KT&G Corp. ...................... 26,855 1,702,199
Philip Morris International, Inc. .......... 156,198 15,422,990
28,536,632
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 34,854 762,647
BOC Aviation Ltd.
(b)(c)
................ 970,700 8,206,898
Ferguson plc ...................... 131,389 14,718,524
23,688,069
Transportation Infrastructure — 0.9%
Aena SME SA
(b)(c)(e)
................. 132,887 16,956,514
Atlantia SpA ...................... 1,044,308 24,514,587
Atlas Arteria Ltd.
(h)
.................. 782,519 4,359,989
Auckland International Airport Ltd.
(e)
...... 994,857 4,456,567
Flughafen Zurich AG (Registered)
(e)
...... 5,302 803,384
Fraport AG Frankfurt Airport Services
Worldwide
(e)
.................... 292,976 12,812,524

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 871,519 $ 12,183,801
Hamburger Hafen und Logistik AG ....... 144,280 2,049,216
Japan Airport Terminal Co. Ltd.
(e)
........ 141,800 5,634,028
Jiangsu Expressway Co. Ltd., Class H
(e)
... 11,970,000 12,075,376
Malaysia Airports Holdings Bhd.
(e)
........ 110,700 165,728
Shenzhen International Holdings Ltd. ..... 219,500 216,347
Transurban Group
(h)
................. 3,535,022 35,171,020
131,399,081
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co. 7,538 229,290
American Water Works Co., Inc. ......... 9,404 1,399,033
Beijing Enterprises Water Group Ltd. ...... 1,008,000 304,113
Guangdong Investment Ltd. ............ 542,000 572,912
Severn Trent plc ................... 195,389 6,486,948
8,992,296
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR ....... 388,700 2,140,656
Axiata Group Bhd. .................. 244,600 157,055
Bharti Airtel Ltd.
(e)
................... 44,098 383,571
China United Network Communications Ltd.,
Class A ....................... 850,500 440,149
DiGi.Com Bhd. .................... 230,700 183,363
Etihad Etisalat Co. .................. 105,057 980,864
Far EasTone Telecommunications Co. Ltd. .. 299,000 841,475
Global Telecom Holding SAE
(e)(g)
......... 201,938 52,633
Intouch Holdings PCL, NVDR .......... 207,200 402,028
KDDI Corp. ....................... 362,200 11,421,750
Maxis Bhd. ....................... 127,400 95,418
Mobile Telecommunications Co. KSCP .... 253,289 490,840
Mobile Telecommunications Co. Saudi Arabia
(e)
291,778 876,479
Mobile TeleSystems PJSC
(g)
........... 26,804 5
Rogers Communications, Inc., Class B .... 119,755 5,738,415
SK Telecom Co. Ltd. ................. 43,564 1,748,271
SK Telecom Co. Ltd., ADR ............. 17,147 382,721
Taiwan Mobile Co. Ltd. ............... 235,000 853,923
Tele2 AB, Class B .................. 530,155 6,045,287
Turkcell Iletisim Hizmetleri A/S .......... 191,338 186,664
Turkcell Iletisim Hizmetleri A/S, ADR ...... 37,370 93,425
Vodacom Group Ltd. ................ 106,183 859,870
Vodafone Group plc ................. 5,791,216 9,004,720
43,379,582
Total Common Stocks — 21.3%
(Cost: $3,179,492,192) ........................... 3,158,713,386
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Boeing Co. (The)
3.65%, 03/01/47 ................. USD 730 493,927
3.63%, 03/01/48 ................. 310 207,626
3.85%, 11/01/48 ................. 325 229,482
3.90%, 05/01/49 ................. 300 212,836
5.81%, 05/01/50 ................. 2,125 1,951,753
5.93%, 05/01/60 ................. 200 182,084
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 2,536 2,291,910
7.13%, 06/15/26 ................. 8,833 7,282,632
7.88%, 04/15/27 ................. 2,190 1,822,978
6.00%, 02/15/28 ................. 923 691,696
7.45%, 05/01/34 ................. 362 271,482
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
USD 2,497 $ 1,988,811
General Dynamics Corp., 4.25%, 04/01/40 . 300 286,802
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 306 303,322
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 352,062
4.40%, 06/15/28 ................. 1,450 1,424,060
2.90%, 12/15/29 ................. 235 208,278
1.80%, 01/15/31 ................. 1,565 1,248,915
4.85%, 04/27/35 ................. 200 196,714
5.05%, 04/27/45 ................. 120 116,627
Lockheed Martin Corp., 4.07%, 12/15/42 .. 645 598,849
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
664 657,705
Northrop Grumman Corp.
3.20%, 02/01/27 ................. 1,300 1,248,698
3.25%, 01/15/28 ................. 1,100 1,045,574
5.25%, 05/01/50 ................. 725 767,532
Raytheon Technologies Corp.
4.50%, 06/01/42 ................. 2,100 2,002,557
3.03%, 03/15/52 ................. 1,600 1,191,441
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 5,455 4,916,592
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 1,090 1,008,250
7.50%, 04/15/25 ................. 372 345,495
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 16,280 16,462,987
6.25%, 03/15/26
(b)
................ 33,954 32,723,167
6.38%, 06/15/26 ................. 1,190 1,112,650
7.50%, 03/15/27 ................. 2,071 1,953,802
4.63%, 01/15/29 ................. 2,680 2,157,454
4.88%, 05/01/29 ................. 2,289 1,863,338
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 8,259 8,319,869
100,139,957
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 711,804
4.25%, 05/15/30 ................. 100 97,064
4.55%, 04/01/46 ................. 795 713,486
5.25%, 05/15/50 ................. 200 199,135
1,721,489
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,479 2,096,962
Air France-KLM, 3.88%, 07/01/26
(c)
...... EUR 1,400 1,188,375
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 10,973 11,355,958
5.50%, 04/20/26 ................. 7,654 7,032,163
5.75%, 04/20/29 ................. 11,870 10,134,490
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 10,039 8,670,104
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 3,731 3,523,951
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ................. EUR 1,000 979,070
2.88%, 05/16/27 ................. 600 496,161
3.75%, 02/11/28 ................. 500 420,490
3.50%, 07/14/29 ................. 1,200 943,676
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 2,635,724
International Consolidated Airlines Group SA
(c)
0.63%, 11/17/22
(j)
................ EUR 600 615,270
2.75%, 03/25/25 ................. 800 708,942
1.13%, 05/18/28
(j)
................ 1,200 844,840
3.75%, 03/25/29 ................. 600 443,912
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,660 6,545,448
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 614,439
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 378 358,620

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2020-1, Class A, 5.88%, 10/15/27 USD 8,153 $ 8,009,789
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 5,578 4,915,166
4.63%, 04/15/29 ................. 7,325 6,213,578
78,747,128
Auto Components — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
4,415 4,105,950
Aptiv plc
3.25%, 03/01/32 ................. 985 836,846
3.10%, 12/01/51 ................. 715 461,128
4.15%, 05/01/52 ................. 200 151,141
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,587 4,543,194
4.38%, 05/15/26
(c)
................ EUR 1,500 1,368,625
6.25%, 05/15/26
(b)
................ USD 8,698 8,371,825
8.50%, 05/15/27
(b)
................ 22,396 21,645,174
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 650 485,332
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 2,378 2,054,354
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 845 624,032
Faurecia SE
(c)
2.75%, 02/15/27 ................. EUR 999 813,966
3.75%, 06/15/28 ................. 590 476,771
Gestamp Automocion SA, 3.25%, 04/30/26
(c)
100 91,958
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 1,233 1,021,118
5.63%, 04/30/33 ................. 3,109 2,489,936
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 211,707
3.50%, 04/30/28 ................. 977 681,485
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 916 854,909
6.25%, 05/15/26 ................. 2,462 2,304,826
5.25%, 05/15/27 ................. 4,320 3,826,829
4.38%, 02/01/29 ................. 4,106 3,318,305
IHO Verwaltungs GmbH
(k)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(c)
.................. EUR 906 738,271
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
................... USD 200 178,009
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 486 361,696
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,200 1,038,992
2.50%, 10/23/27 ................. 500 399,894
ZF Finance GmbH
(c)
3.00%, 09/21/25 ................. 200 183,693
2.00%, 05/06/27 ................. 700 564,552
2.75%, 05/25/27 ................. 400 330,188
64,534,706
Automobiles — 0.2%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 264 244,682
3.25%, 02/12/32 ................. 6,809 5,092,451
4.75%, 01/15/43 ................. 1,044 743,677
5.29%, 12/08/46 ................. 704 539,901
General Motors Co.
4.00%, 04/01/25 ................. 600 591,983
6.13%, 10/01/25 ................. 3,300 3,411,337
5.00%, 10/01/28 ................. 200 193,781
6.25%, 10/02/43 ................. 745 709,752
5.20%, 04/01/45 ................. 910 764,351
5.40%, 04/01/48 ................. 395 343,611
5.95%, 04/01/49 ................. 325 301,800
Security
Par (000)
Par (000) Value
Automobiles (continued)
Honda Motor Co. Ltd., 2.27%, 03/10/25 ... USD 1,300 $ 1,250,500
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 465,047
0.80%, 01/08/24 ................. 3,620 3,438,072
1.00%, 09/17/24 ................. 1,865 1,730,668
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 370,440
6.88%, 11/15/26
(c)
................ EUR 400 367,029
5.88%, 01/15/28
(b)
................ USD 200 152,776
4.50%, 07/15/28
(c)
................ EUR 848 634,389
Mclaren Finance plc, 7.50%, 08/01/26
(b)
... USD 375 277,088
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... 675 564,322
Nissan Motor Co. Ltd.
(b)
4.35%, 09/17/27 ................. 2,885 2,647,712
4.81%, 09/17/30 ................. 340 302,033
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 2,200 1,998,191
Renault SA
(c)
1.25%, 06/24/25 ................. 100 90,694
2.38%, 05/25/26 ................. 500 448,449
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 1,283 1,016,136
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. 2,339 2,044,140
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 1,880 1,864,880
1.25%, 11/24/25 ................. 505 451,860
3.20%, 09/26/26 ................. 305 288,550
Volvo Car AB, 2.50%, 10/07/27
(c)
....... EUR 728 660,962
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,501 1,374,533
35,375,797
Banks — 3.9%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(c)(l)
.......... EUR 3,000 2,782,307
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(c)
(l)
......................... USD 1,062 1,043,415
Banco Bilbao Vizcaya Argentaria SA
(a)(l)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(c)
..................... EUR 200 201,206
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(c)
..................... 8,200 8,056,116
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 17,169,887
Banco BPM SpA
(a)(c)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 350,907
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 5,114 4,541,936
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 625 549,355
Banco de Sabadell SA
(a)(c)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(l)
..................... 3,800 3,272,580
(EUR Swap Annual 1 Year + 2.20%),
2.63%, 03/24/26 ............... 100 99,383
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 700 638,202
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 3,200 2,786,038
Banco do Brasil SA, 4.75%, 03/20/24
(c)
.... USD 2,804 2,793,135
Banco Espirito Santo SA
(c)(e)(m)
2.63%, 05/08/17 ................. EUR 800 121,562
4.75%, 01/15/18 ................. 1,500 227,929
4.00%, 01/21/23 ................. 5,400 820,545

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(l)
.......... USD 1,725 $ 1,438,542
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 2,122,640
Banco Santander SA
2.75%, 05/28/25 ................. 800 757,514
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(c)(l)
................... EUR 12,000 10,575,283
1.85%, 03/25/26 ................. USD 600 539,234
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 1,000 867,977
3.31%, 06/27/29 ................. 600 544,805
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,786,291
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(c)
....... 3,405 2,984,695
Bank of America Corp.
4.20%, 08/26/24 ................. 2,650 2,655,067
Series L, 3.95%, 04/21/25 .......... 700 690,412
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
... 1,990 1,841,130
1.32%, 06/19/26 ................. 2,886 2,623,489
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 374 335,190
(SOFR + 1.58%), 4.38%, 04/27/28
(a)
... 925 910,635
3.42%, 12/20/28 ................. 4,860 4,525,914
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 21,831
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
... 265 211,679
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 915,993
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 1,625 1,364,217
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 1,310 1,116,020
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... 3,505 3,411,105
Series L, 4.75%, 04/21/45 .......... 420 381,217
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... 235 214,822
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 1,200 1,034,231
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 790 540,979
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(l)
... 4,500 4,404,375
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(c)(l)
... 1,000 980,000
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(c)
.... EUR 525 426,033
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(c)(l)
.......... USD 4,653 4,490,145
Bank of Ireland Group plc
(a)(c)(l)
(EUR Swap Annual 5 Year + 7.92%), 7.50% EUR 800 829,976
(EUR Swap Annual 5 Year + 6.43%), 6.00% 2,700 2,603,108
Bank of Montreal, (USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/32
(a)
.......... USD 300 278,066
Bank of Nova Scotia (The)
0.70%, 04/15/24 ................. 300 284,436
3.45%, 04/11/25 ................. 100 98,680
2.95%, 03/11/27 ................. 300 282,209
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(l)
.......................... 18,490 18,166,425
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(l)
.................... USD 2,900 $ 2,849,250
3.65%, 03/16/25 ................. 395 386,269
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(l)
. GBP 3,252 3,795,365
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(l)
.................... USD 22,075 20,496,132
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(l)
GBP 3,226 3,612,849
5.20%, 05/12/26 ................. USD 2,100 2,091,037
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(l)
GBP 2,400 2,897,435
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(l)
.................... USD 4,905 3,761,466
4.84%, 05/09/28 ................. 640 615,682
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,227,067
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,412,768
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 1.57%
(l)
. 450 331,245
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(b)
................... 5,035 5,032,367
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(l)
.......................... 4,429 4,210,383
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(b)(l)
.................... 10,475 7,730,531
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(c)
......... EUR 750 666,174
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(c)(l)
.............. USD 975 898,402
CaixaBank SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 6.22%), 6.38% EUR 3,000 3,112,412
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 6,657,102
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,603,363
(EUR Swap Annual 5 Year + 6.35%), 5.88% 1,800 1,657,595
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(l)
............. USD 380 377,340
Citibank NA, 3.65%, 01/23/24 ......... 300 300,868
Citigroup, Inc.
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
................... 1,000 999,562
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 1,025 1,003,936
3.20%, 10/21/26 ................. 200 190,309
4.45%, 09/29/27 ................. 4,525 4,431,475
(SOFR + 1.89%), 4.66%, 05/24/28
(a)
... 2,100 2,083,825
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 350 327,016
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 425 370,944
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
... 1,775 1,507,143
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 1,555 1,307,115
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 665 547,536
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
... 245 207,675
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
... 1,270 1,144,261
(SOFR + 2.09%), 4.91%, 05/24/33
(a)
... 355 350,288
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
.... 145 105,092
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(c)(l)
............. EUR 14,000 13,240,848

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 $ 488,921
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
.... 1,925 1,711,637
Credit Agricole SA
(a)(b)(l)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,550,428
(USD Swap Semi 5 Year + 6.19%), 8.13% 3,886 3,980,430
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ...................... 23,460 18,232,328
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ 270 270,216
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 1,460 1,440,523
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 545 536,015
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(c)(l)
.................... 24,620 23,128,914
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 1,020,758
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(c)(l)
................... 2,000 1,865,000
Emirates NBD Bank PJSC, (CMTUSD6Y +
3.66%), 6.13%
(a)(c)(l)
.............. 1,108 1,108,000
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(c)(l)
.......... EUR 3,600 3,668,873
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(l)
.............. USD 3,300 2,739,000
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 3.12%
(a)(l)
.......... 4,810 3,670,030
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,143,758
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(l)
.......................... 4,019 3,886,169
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
... 1,710 1,594,449
4.25%, 08/18/25 ................. 500 492,925
(SOFR + 1.51%), 4.18%, 12/09/25
(a)
... 2,490 2,450,438
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(l)
.................... 990 829,930
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(l)
.................... 9,830 7,555,875
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 1,495 1,227,662
5.25%, 03/14/44 ................. 340 314,256
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 198,825
Huntington National Bank (The), (SOFRINDX +
1.65%), 4.55%, 05/17/28
(a)
.......... 1,505 1,494,501
ING Groep NV
3.55%, 04/09/24 ................. 430 426,126
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(c)(l)
........................ 5,877 5,677,946
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(l)
.......................... 2,010 1,892,218
(SOFR + 1.64%), 3.87%, 03/28/26
(a)
... 300 293,975
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(l)
.................... 17,590 12,738,932
Security
Par (000)
Par (000) Value
Banks (continued)
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(c)(l)
................... EUR 1,650 $ 1,588,627
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(c)(l)
................... 10,244 10,171,602
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(c)(l)
................... 1,250 1,047,950
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(c)(l)
................... 1,500 1,326,491
5.15%, 06/10/30
(c)
................ GBP 1,525 1,603,283
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(c)(l)
................... EUR 1,250 1,019,341
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
............. USD 2,695 1,973,969
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. 940 635,100
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,531,400
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,680,047
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 350 333,271
(SOFR + 1.32%), 4.08%, 04/26/26
(a)
... 4,600 4,542,624
4.25%, 10/01/27 ................. 1,400 1,386,880
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 225 216,060
(SOFR + 1.56%), 4.32%, 04/26/28
(a)
... 2,200 2,163,757
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 1,520 1,351,384
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
................... 100 95,847
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 140 136,347
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
... 290 283,218
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 1,050 883,474
(SOFR + 1.18%), 2.55%, 11/08/32
(a)
.... 280 232,635
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
... 750 643,771
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 2,058,042
5.50%, 10/15/40 ................. 970 998,294
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 140 108,527
5.40%, 01/06/42 ................. 480 490,005
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
... 1,215 943,957
5.63%, 08/16/43 ................. 15 15,570
4.95%, 06/01/45 ................. 765 730,053
Series W, (LIBOR USD 3 Month + 1.00%),
2.41%, 05/15/47
(a)
.............. 19,006 14,445,054
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(c)(l)
.............. 4,210 3,858,202
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(c)(l)
.............. EUR 10,200 10,101,190
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(c)(l)
............. USD 300 259,500
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
................... 1,000 996,528
4.50%, 11/04/24 ................. 800 798,027
4.45%, 05/08/25 ................. 500 500,436
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. 1,100 1,086,306
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(l)
.......................... 3,975 3,874,322
4.58%, 12/10/25 ................. 2,250 2,206,063

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(l)
.................... USD 7,290 $ 6,862,223
4.55%, 08/16/28 ................. 265 258,944
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 15 14,986
1.41%, 07/17/25 ................. 1,595 1,464,452
3.74%, 03/07/29 ................. 500 473,918
3.20%, 07/18/29 ................. 365 329,290
2.05%, 07/17/30 ................. 1,000 815,433
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
............... 900 874,920
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(c)(l)
.......... 920 924,600
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 590 579,421
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 800 791,774
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(l)
.. GBP 750 771,133
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ............... USD 665 583,037
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ............... 2,340 2,127,179
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.27%),
5.52%, 09/30/28 ............... 785 790,592
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ............... 1,585 1,265,288
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(c)(l)
................... 2,202 2,100,533
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(l)
................... 14,225 13,569,519
1.50%, 09/30/26
(b)
................ 2,500 2,220,953
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(l)
................... 8,215 6,050,408
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 100 100,243
2.20%, 11/01/24 ................. 100 96,851
2.55%, 01/22/30 ................. 650 565,323
Regions Financial Corp., 2.25%, 05/18/25 .. 100 95,401
Santander UK Group Holdings plc
(a)
(BPSWS5 + 6.07%), 6.75%
(c)(l)
....... GBP 6,725 7,858,889
(SOFR + 0.99%), 1.67%, 06/14/27 ..... USD 1,150 1,003,797
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(c)(l)
... 3,200 2,796,000
Skandinaviska Enskilda Banken AB, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 4.07%), 6.88%
(a)(c)(l)
... 600 573,000
Societe Generale SA
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(c)(l)
........................ 9,635 9,440,473
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(l)
........................ 300 293,943
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(l)
........................ USD 16,275 $ 15,942,166
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(c)(l)
........................ 3,783 3,705,635
4.00%, 01/12/27
(b)
................ 360 342,313
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(l)
................... 12,900 9,997,500
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
.............. 925 918,315
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(c)(l)
.................... 1,200 1,136,415
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
.............. 1,475 1,365,889
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(l)
.................... 11,150 8,149,698
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,601,869
3.04%, 07/16/29 ................. 900 801,283
2.75%, 01/15/30 ................. 950 826,028
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(l)
............. 2,431 2,217,224
Toronto-Dominion Bank (The)
3.77%, 06/06/25 ................. 1,585 1,576,001
(USD Swap Semi 5 Year + 2.21%), 3.63%,
09/15/31
(a)
................... 100 96,387
UniCredit SpA
(a)(c)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(l)
..................... EUR 8,000 7,941,365
(USD Swap Semi 5 Year + 5.18%), 8.00%
(l)
USD 24,210 22,696,875
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(l)
..................... EUR 1,000 901,463
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(l)
..................... 6,018 5,812,419
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(l)
..................... 2,000 1,497,734
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 354,675
US Bancorp, 3.00%, 07/30/29 ......... USD 200 181,960
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 04/25/26
(a)
... 2,535 2,493,135
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 1,655 1,567,529
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 678,327
5.61%, 01/15/44 ................. 950 956,034
4.65%, 11/04/44 ................. 210 188,869
4.40%, 06/14/46 ................. 425 369,927
4.75%, 12/07/46 ................. 1,000 915,455
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 955 936,663
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 460 366,125
3.13%, 11/18/41 ................. 590 432,512
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(l)
................... 2,203 2,111,851
580,967,371

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. USD 145 $ 138,914
4.90%, 02/01/46 ................. 2,545 2,392,019
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,170 1,190,316
4.95%, 01/15/42 ................. 80 76,148
4.60%, 04/15/48 ................. 460 412,984
5.55%, 01/23/49 ................. 160 163,411
4.50%, 06/01/50 ................. 710 638,273
4.75%, 04/15/58 ................. 2,101 1,880,210
5.80%, 01/23/59 ................. 195 202,817
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 459,377
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 700 546,098
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 370,227
8,470,794
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,100 1,064,756
3.80%, 03/15/25 ................. 1,550 1,537,592
3.60%, 05/14/25 ................. 605 595,162
4.55%, 03/15/35 ................. 150 145,905
4.05%, 11/21/39 ................. 200 178,346
4.40%, 11/06/42 ................. 1,405 1,276,866
4.70%, 05/14/45 ................. 630 593,028
4.45%, 05/14/46 ................. 880 798,256
4.88%, 11/14/48 ................. 840 804,956
4.25%, 11/21/49 ................. 710 630,289
Amgen, Inc.
3.00%, 01/15/52 ................. 995 705,544
4.20%, 02/22/52 ................. 1,020 894,914
4.40%, 02/22/62 ................. 428 372,499
Biogen, Inc., 3.63%, 09/15/22 ......... 600 600,086
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 1,556 1,354,483
6.25%, 04/01/28 ................. GBP 663 659,779
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 828,541
4.75%, 03/01/46 ................. 375 359,502
4.15%, 03/01/47 ................. 100 87,795
2.80%, 10/01/50 ................. 300 209,352
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(c)
EUR 235 202,868
13,900,519
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. USD 2,389 2,202,706
6.38%, 06/15/30 ................. 3,172 3,097,680
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 1,210 949,176
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 2,685 1,724,958
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 725 523,580
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 376 348,716
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 484 430,760
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 902 865,920
4.63%, 12/15/25 ................. 616 523,600
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 2,046 1,851,630
3.50%, 02/15/30 ................. 1,633 1,299,819
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 799 656,806
9.75%, 07/15/28 ................. 773 660,915
Security
Par (000)
Par (000) Value
Building Products (continued)
PCF GmbH
(c)
4.75%, 04/15/26 ................. EUR 589 $ 486,078
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 395 350,823
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 8,565 7,239,395
Standard Industries, Inc.
2.25%, 11/21/26
(c)
................ EUR 419 342,754
5.00%, 02/15/27
(b)
................ USD 810 722,971
4.75%, 01/15/28
(b)
................ 625 534,375
4.38%, 07/15/30
(b)
................ 5,585 4,405,169
3.38%, 01/15/31
(b)
................ 1,354 998,735
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 1,062 926,595
31,143,161
Capital Markets — 1.3%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 721,814
Bank of New York Mellon Corp. (The), 3.00%,
10/30/28 ..................... 100 91,800
Blackstone Private Credit Fund
(b)
4.70%, 03/24/25 ................. 890 854,978
2.63%, 12/15/26 ................. 400 335,132
3.25%, 03/15/27 ................. 1,185 1,005,380
Codere New Holdco SA
7.50%, 11/30/27 ................. EUR 357 297,992
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 2,917 2,406,525
Credit Suisse AG
3.63%, 09/09/24 ................. 300 294,571
3.70%, 02/21/25 ................. 800 781,128
Credit Suisse Group AG
3.80%, 06/09/23 ................. 1,380 1,366,897
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 6,225 5,742,562
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 2,772 2,637,663
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(c)(l)
........................ 1,200 1,141,846
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
.................. 250 247,701
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(l)
........................ 7,172 6,526,520
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(c)(l)
........................ 600 546,000
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(c)(l)
........................ 1,000 868,849
4.55%, 04/17/26 ................. 250 244,341
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 300 271,904
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38%
(a)(b)(l)
................... 1,476 1,219,542
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(l)
................... 4,848 3,745,007
Deutsche Bank AG
2.22%, 09/18/24 ................. 3,440 3,316,524
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(a)(l)
.............. 23,000 19,837,500
(SOFR + 2.58%), 3.96%, 11/26/25
(a)
.... 600 579,631
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
.... 595 528,284
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(a)(c)(l)
................... EUR 1,600 1,304,274
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(a)(c)(l)
................... 1,400 1,310,355
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32
(a)(c)
............. 800 766,680

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 $ 229,206
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 1,400 1,367,751
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 903,559
4.25%, 10/21/25 ................. 2,000 1,984,560
3.75%, 02/25/26 ................. 675 661,667
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(l)
.................... 11,000 8,539,535
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
... 275 243,389
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 695 668,029
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 2,370 1,872,158
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 710 589,467
2.38%, 07/21/32 ................. 780 630,752
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 6,122 5,228,654
6.75%, 10/01/37 ................. 650 719,824
5.15%, 05/22/45 ................. 195 185,216
Huarong Finance Co. Ltd.
(c)
2.50%, 02/24/23 ................. 534 524,655
(LIBOR USD 3 Month + 1.13%), 2.63%,
02/24/23
(a)
................... 616 603,680
3.75%, 05/29/24 ................. 900 859,500
3.25%, 11/13/24 ................. 200 187,500
4.75%, 04/27/27 ................. 1,900 1,705,250
3.63%, 09/30/30 ................. 1,985 1,498,675
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 23,669
4.60%, 03/15/33 ................. 570 566,687
4.25%, 09/21/48 ................. 15 13,352
5.20%, 06/15/62 ................. 375 373,844
Kane Bidco Ltd.
(c)
5.00%, 02/15/27 ................. EUR 300 277,779
6.50%, 02/15/27 ................. GBP 569 604,817
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
... USD 990 977,324
2.19%, 04/28/26 ................. 2,295 2,148,471
3.13%, 07/27/26 ................. 200 190,789
3.63%, 01/20/27 ................. 475 460,065
3.95%, 04/23/27 ................. 1,325 1,283,045
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 855 758,949
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 1,690 1,482,181
3.59%, 07/22/28 ................. 1,620 1,533,615
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 1,985 1,719,248
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 285 261,785
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 2,435 2,086,925
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 180 141,664
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 160 111,083
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 1,438 1,274,542
3.63%, 09/01/30 ................. 2,053 1,711,543
3.88%, 02/15/31 ................. 1,673 1,430,415
3.63%, 11/01/31 ................. 1,086 893,939
3.25%, 08/15/33 ................. 1,998 1,592,586
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 398,413
2.68%, 07/16/30 ................. 500 408,968
2.61%, 07/14/31 ................. 880 701,856
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 100,407
1.95%, 05/01/30 ................. 200 169,846
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
.................... 1,381 1,325,802
Security
Par (000)
Par (000) Value
Capital Markets (continued)
S&P Global, Inc.
(b)
2.90%, 03/01/32 ................. USD 405 $ 360,943
3.70%, 03/01/52 ................. 80 68,296
Sherwood Financing plc
(c)
4.50%, 11/15/26 ................. EUR 713 625,023
6.00%, 11/15/26 ................. GBP 234 228,033
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
................... EUR 239 226,666
State Street Corp., (LIBOR USD 3 Month +
1.00%), 2.83%, 06/15/47
(a)
.......... USD 48,980 38,693,710
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 686,250
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,127,995
Taurus Law 130 Securities S.r.l., (Acquired
12/21/21, cost $11,734,320), 0.00%,
08/24/26
(a)(g)(i)(j)
................. EUR 10,400 10,898,680
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(l)
.......................... USD 13,976 13,614,334
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,021,551
(USD Swap Semi 5 Year + 4.87%), 7.00%
(c)
(l)
.......................... 2,023 2,002,770
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(c)(l)
.................... 850 761,680
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 469,768
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(l)
.................... 2,135 1,785,839
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 315 275,651
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(l)
.................... 6,640 4,857,824
XP, Inc., 3.25%, 07/01/26
(b)
........... 1,708 1,496,123
194,419,172
Chemicals — 0.5%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 3,774
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 292,411
Ashland LLC, 3.38%, 09/01/31
(b)
........ 2,195 1,785,356
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 1,713 1,539,302
3.38%, 02/15/29 ................. 3,856 3,147,923
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 1,000 927,436
5.75%, 11/15/28
(b)
................ USD 894 761,893
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 4,348 3,477,096
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 569,177
5.42%, 11/15/48 ................. 150 148,950
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 195,428
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 609,738
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 15,020 12,393,453
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 1,222 1,197,560
2.63%, 04/28/28 ................. 803 708,647
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 4,176 3,515,002

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
58
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 747 $ 659,251
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 3,414 3,166,485
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,931 1,921,345
HB Fuller Co., 4.25%, 10/15/28 ........ 1,733 1,454,091
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,919 3,255,905
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,483 1,014,026
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,282,310
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 528 442,200
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 1,155 1,041,988
Kobe US Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 1,752 1,602,449
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 600 560,678
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 860 724,550
Lune Holdings SARL, 5.63%, 11/15/28
(c)
... EUR 750 631,065
LYB International Finance III LLC
1.25%, 10/01/25 ................. USD 800 723,889
4.20%, 10/15/49 ................. 280 227,527
4.20%, 05/01/50 ................. 55 44,689
3.63%, 04/01/51 ................. 100 73,902
LyondellBasell Industries NV, 4.63%, 02/26/55 220 188,131
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,125,298
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(c)
EUR 200 197,539
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(c)
1,407 1,350,979
Nobian Finance BV, 3.63%, 07/15/26
(c)
.... 383 309,006
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 311 295,605
Olympus Water US Holding Corp.
(c)
3.88%, 10/01/28 ................. EUR 348 294,784
5.38%, 10/01/29 ................. 350 262,805
Pearl Holding II Ltd., 6.00%, (6.00% Cash or
14.00% PIK)
(a)(c)(k)(l)
............... USD 573 14,398
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... 456 163,020
Sasol Financing USA LLC, 5.50%, 03/18/31 . 2,705 2,067,972
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(c)
.................. EUR 324 311,015
4.38%, 11/01/26
(c)
................ 260 220,507
5.38%, 11/01/26
(b)
................ USD 1,825 1,460,000
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 1,193 891,767
4.38%, 02/01/32 ................. 204 155,087
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 275,439
2.95%, 08/15/29 ................. 200 178,932
2.30%, 05/15/30 ................. 300 253,169
4.50%, 06/01/47 ................. 195 172,804
3.30%, 05/15/50 ................. 15 11,105
SPCM SA, 3.13%, 03/15/27
(b)
......... 1,016 855,817
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(c)(l)
................... 1,908 1,459,978
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
12,660 9,320,925
72,935,578
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 16,445 15,090,425
9.75%, 07/15/27
(b)
................ 6,202 5,249,001
3.63%, 06/01/28
(c)
................ EUR 756 596,136
4.63%, 06/01/28
(b)
................ USD 9,109 7,449,679
4.88%, 06/01/28
(c)
................ GBP 310 295,947
6.00%, 06/01/29
(b)
................ USD 8,784 6,378,691
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 1,044 843,030
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 1,008 800,554
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. USD 1,733 $ 1,607,187
5.75%, 07/15/29 ................. 2,047 1,584,769
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 3,523 3,375,545
6.38%, 05/01/25 ................. 2,345 2,294,231
5.00%, 02/01/28 ................. 2,499 2,264,619
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 98,146
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,927 1,763,205
5.13%, 07/15/29 ................. 1,050 952,875
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 3,387 2,756,070
5.00%, 09/01/30 ................. 91 74,283
Garda World Security Corp., 4.63%, 02/15/27
(b)
894 768,840
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 535 504,890
3.75%, 08/01/25 ................. 1,136 1,053,640
5.13%, 12/15/26 ................. 7,053 6,744,783
4.00%, 08/01/28 ................. 5,434 4,483,050
3.50%, 09/01/28 ................. 1,663 1,426,023
4.75%, 06/15/29 ................. 2,589 2,142,397
4.38%, 08/15/29 ................. 651 524,055
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 3,513 3,272,149
Intrum AB
(c)
4.88%, 08/15/25 ................. EUR 838 794,200
3.50%, 07/15/26 ................. 952 831,839
3.00%, 09/15/27 ................. 500 402,748
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,176,552
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 2,848 2,182,479
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 3,643 3,383,254
5.88%, 10/01/30 ................. 1,627 1,493,846
Paprec Holding SA, 3.50%, 07/01/28
(c)
.... EUR 513 417,071
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 1,048 1,024,420
5.75%, 04/15/26 ................. 4,532 4,226,090
6.25%, 01/15/28 ................. 2,011 1,682,393
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 633,655
3.95%, 05/15/28 ................. 1,500 1,470,500
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 340 332,918
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 1,335 1,091,363
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 883 781,003
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)
.. USD 570 171,000
Verde Bidco SpA, 4.63%, 10/01/26
(c)
..... EUR 231 198,002
Verisure Holding AB
(c)
3.50%, 05/15/23 ................. 1,305 1,326,548
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 346 350,774
3.88%, 07/15/26 ................. 538 492,928
3.25%, 02/15/27 ................. 1,626 1,405,629
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 4,979 4,422,846
104,686,278
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 7,432 4,849,380
Ciena Corp., 4.00%, 01/31/30
(b)
........ 833 718,987
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,668 3,172,820
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,234 2,057,581
8.25%, 03/01/27 ................. 839 663,230

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
7.13%, 07/01/28 ................. USD 2,392 $ 1,818,111
4.75%, 09/01/29 ................. 2,897 2,336,995
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 900 870,390
4.60%, 05/23/29 ................. 1,325 1,267,692
2.30%, 11/15/30 ................. 780 610,290
2.75%, 05/24/31 ................. 915 739,355
Nokia OYJ
4.38%, 06/12/27 ................. 380 358,985
6.63%, 05/15/39 ................. 2,016 1,993,320
ViaSat, Inc.
(b)
5.63%, 09/15/25 ................. 2,453 1,984,070
5.63%, 04/15/27 ................. 2,719 2,351,001
6.50%, 07/15/28 ................. 3,303 2,275,173
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 2,129 1,783,072
29,850,452
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,065,114
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,269,034
Cellnex Finance Co. SA, 1.50%, 06/08/28
(c)
. EUR 300 245,569
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(g)(m)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 780 681,026
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(c)
............... 536 518,513
Heathrow Finance plc
(c)(d)
5.25%, 03/01/24 ................. GBP 200 237,230
4.63%, 09/01/29 ................. 1,071 1,123,162
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 940,171
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 2,919,765
Summit Digitel Infrastructure Pvt. Ltd., 2.88%,
08/12/31
(c)
.................... 1,720 1,321,837
11,321,421
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(l)
.............. 1,682 1,427,597
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,564,627
6.50%, 07/15/25 ................. 885 905,512
2.45%, 10/29/26 ................. 1,800 1,567,373
3.00%, 10/29/28 ................. 565 475,910
3.30%, 01/30/32 ................. 550 440,270
Ally Financial, Inc.
5.75%, 11/20/25 ................. 2,010 1,980,222
2.20%, 11/02/28 ................. 645 525,256
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(l)
.............. 35,415 28,813,998
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 583,822
1.20%, 07/08/25 ................. 1,420 1,310,431
Capital One Financial Corp.
3.30%, 10/30/24 ................. 1,000 975,572
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
... 1,475 1,392,651
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(l)
.................... 16,300 13,080,750
(SOFR + 0.86%), 1.88%, 11/02/27
(a)
.... 300 263,120
3.80%, 01/31/28 ................. 560 526,724
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
.... 420 337,663
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... USD 569 $ 472,356
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 447,841
5.38%, 02/15/26 ................. GBP 300 341,909
4.25%, 06/01/28 ................. 897 898,649
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. USD 411 408,016
3.81%, 01/09/24 ................. 1,775 1,722,100
5.58%, 03/18/24 ................. 1,700 1,691,500
4.69%, 06/09/25 ................. 200 189,002
5.13%, 06/16/25 ................. 2,956 2,822,744
4.13%, 08/04/25 ................. 3,078 2,915,435
3.38%, 11/13/25 ................. 724 651,940
4.39%, 01/08/26 ................. 2,800 2,578,968
2.70%, 08/10/26 ................. 1,717 1,463,142
4.95%, 05/28/27 ................. 2,621 2,434,254
4.13%, 08/17/27 ................. 519 456,980
3.82%, 11/02/27 ................. 297 252,450
2.90%, 02/16/28 ................. 3,210 2,586,490
5.11%, 05/03/29 ................. 1,834 1,644,133
4.00%, 11/13/30 ................. 2,217 1,796,335
3.63%, 06/17/31 ................. 892 691,300
General Motors Financial Co., Inc.
3.55%, 07/08/22 ................. 1,690 1,690,010
3.25%, 01/05/23 ................. 7,750 7,736,872
2.40%, 04/10/28 ................. 255 215,516
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 2,239 1,695,968
John Deere Capital Corp., 2.60%, 03/07/24 . 205 202,598
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(c)(l)
.......... 736 701,868
Lincoln Financing SARL, 3.63%, 04/01/24
(c)
. EUR 500 506,317
Manappuram Finance Ltd., 5.90%, 01/13/23
(c)
USD 2,944 2,885,120
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... 2,665 2,585,050
Navient Corp.
7.25%, 09/25/23 ................. 376 372,011
6.13%, 03/25/24 ................. 1,629 1,544,520
5.88%, 10/25/24 ................. 600 551,515
5.50%, 03/15/29 ................. 1,850 1,426,186
OneMain Finance Corp.
6.88%, 03/15/25 ................. 3,103 2,940,899
7.13%, 03/15/26 ................. 5,318 4,915,055
3.50%, 01/15/27 ................. 1,857 1,485,600
6.63%, 01/15/28 ................. 3,075 2,748,312
5.38%, 11/15/29 ................. 444 359,800
4.00%, 09/15/30 ................. 1,570 1,163,763
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(c)
.................... 7,277 6,985,920
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,067,462
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,327,540
3.38%, 04/01/30 ................. 527 495,780
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 1,914,400
Volkswagen International Finance NV
(a)(c)(l)
(EUR Swap Annual 5 Year + 2.92%), 3.75% EUR 500 445,379
(EUR Swap Annual 9 Year + 3.36%), 4.38% 300 252,248
130,425,154
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 4,380 3,248,571
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 2,704 2,676,230
2.00%, 09/01/28
(c)
................ EUR 388 320,766
3.25%, 09/01/28
(b)
................ USD 200 170,714

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
60
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
3.00%, 09/01/29
(c)
................ EUR 559 $ 435,782
4.00%, 09/01/29
(b)
................ USD 13,328 10,695,720
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 680 628,998
2.13%, 08/15/26
(c)
................ EUR 300 254,626
4.13%, 08/15/26
(b)
................ USD 3,959 3,354,105
4.75%, 07/15/27
(c)
................ GBP 131 114,389
5.25%, 08/15/27
(b)
................ USD 2,672 1,905,296
Ball Corp.
5.25%, 07/01/25 ................. 113 113,078
2.88%, 08/15/30 ................. 747 601,265
3.13%, 09/15/31 ................. 2,726 2,198,901
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 2,046,496
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 723,431
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,352 5,028,900
8.75%, 04/15/30 ................. 2,587 2,231,469
Crown Americas LLC
4.75%, 02/01/26 ................. 3,652 3,475,316
4.25%, 09/30/26 ................. 4,724 4,357,890
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 375,916
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................ 200 172,003
2.63%, 02/01/29
(c)
................ EUR 100 85,030
3.50%, 03/01/29
(b)
................ USD 364 305,649
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,211,431
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 938 801,126
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 2,185 1,764,228
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24
(c)
................ EUR 200 195,444
5.50%, 04/15/24
(b)
................ USD 4,205 4,015,775
OI European Group BV
(c)
3.13%, 11/15/24 ................. EUR 200 197,513
2.88%, 02/15/25 ................. 766 726,938
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... USD 3,552 2,998,776
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 523 471,490
Titan Holdings II BV, 5.13%, 07/15/29
(c)
... EUR 385 333,460
Trivium Packaging Finance BV
(b)
5.50%, 08/15/26
(d)
................ USD 9,570 9,040,875
8.50%, 08/15/27 ................. 10,398 9,749,203
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 300 233,965
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 238,252
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 322,095
3.90%, 06/01/28 ................. 890 857,840
4.90%, 03/15/29 ................. 400 401,203
3.00%, 06/15/33 ................. 1,155 978,802
81,058,957
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 4,772 4,087,266
3.88%, 11/15/29 ................. 745 595,621
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 831 676,504
5,359,391
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 998 988,020
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 1,634 1,298,454
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,260 1,137,692
Service Corp. International
5.13%, 06/01/29 ................. USD 716 674,608
3.38%, 08/15/30 ................. 1,285 1,052,094
4.00%, 05/15/31 ................. 3,371 2,877,991
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's
(b)
7.38%, 10/15/27 ................. USD 7,409 $ 6,866,463
5.88%, 06/01/29 ................. 1,976 1,696,038
16,591,360
Diversified Financial Services — 0.2%
Castor SpA, (EURIBOR 3 Month + 5.25%),
5.25%, 02/15/29
(a)(c)
.............. EUR 248 239,861
doValue SpA
(c)
5.00%, 08/04/25 ................. 500 497,688
3.38%, 07/31/26 ................. 503 454,147
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. 1,732 1,610,319
7.75%, 11/01/25 ................. GBP 744 810,576
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 3,083 2,535,768
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 1,541 1,371,488
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 2,845 2,555,590
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 258 167,426
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(c)(e)
(m)
......................... 2,783 556,600
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,853,870
7.38%, 09/01/25 ................. 1,453 1,347,658
Shell International Finance BV
2.38%, 11/07/29 ................. 20 17,655
4.38%, 05/11/45 ................. 10 9,297
3.00%, 11/26/51 ................. 130 97,314
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 4,692 4,152,373
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 ................. 880 840,978
2.88%, 03/11/41 ................. 1,325 1,029,566
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 12,882 12,527,745
32,675,919
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
8.00%, 05/15/27
(b)
................ EUR 500 429,630
8.00%, 05/15/27
(c)
................ 299 256,919
10.50%, 05/15/27
(b)
............... USD 20,668 17,343,346
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 746,461
5.88%, 02/01/27
(c)
................ 1,400 1,271,268
8.13%, 02/01/27
(b)
................ USD 10,069 9,267,407
5.50%, 01/15/28
(b)
................ 4,359 3,512,744
4.13%, 01/15/29
(c)
................ EUR 599 472,665
5.13%, 01/15/29
(b)
................ USD 894 677,303
5.13%, 07/15/29
(b)
................ 4,509 3,404,295
4.25%, 10/15/29
(c)
................ EUR 260 202,786
5.50%, 10/15/29
(b)
................ USD 325 248,271
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(c)
.................... GBP 700 811,563
AT&T, Inc.
4.35%, 03/01/29 ................. USD 25 24,616
4.50%, 05/15/35 ................. 2,915 2,770,022
5.35%, 09/01/40 ................. 1,500 1,481,252
4.65%, 06/01/44 ................. 200 181,576
3.50%, 09/15/53 ................. 164 124,312
3.55%, 09/15/55 ................. 926 693,796
3.80%, 12/01/57 ................. 790 610,135
3.65%, 09/15/59 ................. 406 304,073
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)
(m)
......................... 1,000 4,250

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... USD 400 $ 348,173
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,000 850,000
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 4,098 3,867,487
5.00%, 02/01/28
(b)
................ 1,891 1,744,826
5.38%, 06/01/29
(b)
................ 5,674 5,071,648
4.75%, 03/01/30
(b)
................ 5,710 4,883,478
4.50%, 08/15/30
(b)
................ 5,134 4,262,648
4.25%, 02/01/31
(b)
................ 7,673 6,253,495
4.75%, 02/01/32
(b)
................ 2,954 2,418,735
4.50%, 05/01/32 ................. 969 784,599
4.50%, 06/01/33
(b)
................ 2,030 1,599,681
4.25%, 01/15/34
(b)
................ 10,437 8,062,582
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 171,490
1.75%, 10/23/30 ................. 400 298,273
0.75%, 11/20/31
(j)
................ 5,500 3,925,179
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 5,834 4,962,284
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... 12 14,795
eircom Finance DAC, 1.75%, 11/01/24
(c)
... EUR 600 582,309
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 2,738 2,461,743
5.00%, 05/01/28 ................. 6,125 5,206,250
6.75%, 05/01/29 ................. 3,439 2,828,577
6.00%, 01/15/30 ................. 2,704 2,080,593
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 4,420 3,977,867
7.00%, 10/15/28 ................. 2,219 1,930,387
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 300 291,754
2.38%, 06/17/26 ................. 300 275,087
1.88%, 02/11/28 ................. 200 166,624
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
216 171,466
Level 3 Financing, Inc.
(b)
4.63%, 09/15/27 ................. USD 3,262 2,780,855
4.25%, 07/01/28 ................. 2,050 1,642,562
3.63%, 01/15/29 ................. 1,274 982,320
3.75%, 07/15/29 ................. 2,549 1,970,900
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 678,125
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 1,947 1,703,112
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 1,103 1,092,670
Series Y, 7.50%, 04/01/24 .......... 1,612 1,589,835
5.13%, 12/15/26
(b)
................ 5,924 4,986,942
4.00%, 02/15/27
(b)
................ 4,998 4,227,058
4.50%, 01/15/29
(b)
................ 5,127 3,816,513
5.38%, 06/15/29
(b)
................ 5,406 4,280,336
Series P, 7.60%, 09/15/39 .......... 800 627,424
Series U, 7.65%, 03/15/42 .......... 2,183 1,675,452
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(l)
................... 4,615 4,271,183
Quebecor Media, Inc., 5.75%, 01/15/23 ... 2,730 2,733,412
Sprint Capital Corp.
6.88%, 11/15/28 ................. 9,502 9,991,543
8.75%, 03/15/32 ................. 9,406 11,319,933
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Switch Ltd.
(b)
3.75%, 09/15/28 ................. USD 3,059 $ 3,025,810
4.13%, 06/15/29 ................. 4,819 4,770,041
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,333 1,029,343
6.00%, 09/30/34 ................. 4,075 3,073,650
7.20%, 07/18/36 ................. 142 107,813
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 610 659,186
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 205,922
5.30%, 05/30/24
(b)
................ USD 1,446 1,389,389
2.75%, 04/15/25
(c)
................ EUR 600 581,612
2.38%, 10/12/27
(c)
................ 600 513,254
1.63%, 01/18/29
(c)
................ 3,149 2,382,926
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 587,420
4.90%, 03/06/48 ................. 670 571,251
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 3,675 3,555,516
4.02%, 12/03/29 ................. 24 23,245
1.50%, 09/18/30 ................. 285 227,775
1.68%, 10/30/30 ................. 711 573,005
2.55%, 03/21/31 ................. 420 359,103
2.36%, 03/15/32 ................. 540 447,735
5.85%, 09/15/35 ................. 690 753,512
4.27%, 01/15/36 ................. 720 677,894
2.65%, 11/20/40 ................. 1,400 1,026,993
3.40%, 03/22/41 ................. 4,055 3,300,920
2.85%, 09/03/41 ................. 440 329,761
3.85%, 11/01/42 ................. 85 72,470
3.70%, 03/22/61 ................. 934 733,584
Virgin Media Finance plc
3.75%, 07/15/30
(c)
................ EUR 661 515,088
5.00%, 07/15/30
(b)
................ USD 1,350 1,069,875
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................ GBP 100 103,805
5.50%, 05/15/29
(b)
................ USD 2,800 2,503,340
4.50%, 08/15/30
(b)
................ 1,246 1,023,851
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 20,519 17,022,357
6.13%, 03/01/28 ................. 12,203 8,811,909
236,730,250
Electric Utilities — 0.8%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(c)
.................... 830 653,202
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 56,906
Alabama Power Co.
4.15%, 08/15/44 ................. 500 440,954
3.13%, 07/15/51 ................. 55 41,164
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 184,290
3.20%, 09/15/49 ................. 525 406,671
2.90%, 06/15/50 ................. 105 76,648
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 258,981
Series K2, 6.95%, 03/15/33 ......... 100 119,131
Commonwealth Edison Co.
5.90%, 03/15/36 ................. 200 223,850
Series 133, 3.85%, 03/15/52 ......... 500 440,414
DTE Electric Co., Series B, 3.65%, 03/01/52 100 86,273
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 1,069,153
6.05%, 04/15/38 ................. 100 111,255
3.70%, 12/01/47 ................. 600 507,874
3.20%, 08/15/49 ................. 882 689,052

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
62
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.55%, 03/15/52 ................. USD 200 $ 166,128
Duke Energy Corp.
2.45%, 06/01/30 ................. 425 358,226
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 18,465 14,432,694
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 1,977,046
1.75%, 06/15/30 ................. 255 211,483
6.40%, 06/15/38 ................. 400 467,715
3.85%, 11/15/42 ................. 320 276,753
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,727,701
4.10%, 05/15/42 ................. 100 90,414
Edison International
2.40%, 09/15/22 ................. 1,985 1,980,898
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(l)
.................... 1,870 1,487,828
Emera US Finance LP, 0.83%, 06/15/24 ... 975 910,350
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,657,231
Entergy Corp., 0.90%, 09/15/25 ........ 1,938 1,744,503
Eversource Energy
2.80%, 05/01/23 ................. 690 685,720
4.60%, 07/01/27 ................. 365 367,920
Exelon Corp.
3.95%, 06/15/25 ................. 595 592,951
4.05%, 04/15/30 ................. 300 287,876
4.70%, 04/15/50 ................. 250 234,250
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(d)
......... 1,500 1,414,845
2.65%, 03/01/30 ................. 1,718 1,417,350
Series B, 2.25%, 09/01/30 .......... 161 127,593
Series C, 5.35%, 07/15/47
(d)
......... 149 125,814
Series C, 3.40%, 03/01/50 .......... 5,507 3,733,195
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,215,595
5.45%, 07/15/44 ................. 2,540 2,374,166
4.55%, 04/01/49 ................. 1,448 1,165,095
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 546,987
3.70%, 12/01/47 ................. 365 320,770
3.15%, 10/01/49 ................. 465 369,325
2.88%, 12/04/51 ................. 218 162,100
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,644,351
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... 500 464,375
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 300 296,277
3.10%, 11/30/51 ................. 100 73,286
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 2,962,192
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 995,784
4.25%, 07/15/49 ................. 1,175 1,089,745
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... 4,260 3,427,436
Naturgy Finance BV
(a)(c)(l)
(EUR Swap Annual 9 Year + 3.08%), 3.38% EUR 200 194,458
(EUR Swap Annual 5 Year + 2.44%), 2.37% 900 728,587
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 ................. USD 215 207,567
1.90%, 06/15/28 ................. 700 608,662
2.44%, 01/15/32 ................. 184 153,245
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. USD 18,905 $ 15,176,048
Northern States Power Co.
2.90%, 03/01/50 ................. 350 263,082
2.60%, 06/01/51 ................. 360 253,421
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 686,907
5.75%, 01/15/28 ................. 614 558,083
5.25%, 06/15/29
(b)
................ 261 232,943
3.63%, 02/15/31
(b)
................ 1,694 1,328,079
3.88%, 02/15/32
(b)
................ 2,036 1,617,160
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 965,077
4.00%, 06/01/49 ................. 975 838,796
Series R, 2.90%, 10/01/51 .......... 55 39,324
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 840 721,031
3.70%, 05/15/50 ................. 1,205 1,040,273
4.60%, 06/01/52
(b)
................ 600 595,953
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,372,937
3.30%, 12/01/27 ................. 1,065 929,858
4.45%, 04/15/42 ................. 475 356,725
4.00%, 12/01/46 ................. 258 180,962
4.95%, 07/01/50 ................. 1,672 1,334,107
5.25%, 03/01/52 ................. 470 387,119
PacifiCorp, 2.90%, 06/15/52 .......... 620 452,083
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 3,501 3,045,870
PECO Energy Co.
2.85%, 09/15/51 ................. 130 95,322
4.60%, 05/15/52 ................. 200 200,112
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 22,281
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 112,296
6.00%, 12/01/39 ................. 350 368,661
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 471,010
2.70%, 01/15/51 ................. 100 71,120
Series 39, 4.50%, 06/01/52 ......... 100 97,699
Public Service Electric & Gas Co., 3.00%,
03/01/51 ..................... 100 75,734
Public Service Electric and Gas Co., 5.80%,
05/01/37 ..................... 100 111,466
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 305 295,591
1.10%, 04/01/24 ................. 600 570,778
Series D, 4.70%, 06/01/27 .......... 465 465,836
4.00%, 04/01/47 ................. 725 588,081
Series B, 4.88%, 03/01/49 .......... 70 63,410
3.65%, 02/01/50 ................. 700 535,170
Series 20A, 2.95%, 02/01/51 ........ 240 162,727
Series H, 3.65%, 06/01/51 .......... 435 337,331
3.45%, 02/01/52 ................. 200 148,829
Series E, 5.45%, 06/01/52 .......... 490 480,953
Southern Co. (The), 4.48%, 08/01/24
(d)
.... 1,325 1,330,054
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
.................... 3,280 2,779,390
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 91,359
4.45%, 06/15/49 ................. 475 439,069
3.45%, 03/15/51 ................. 135 106,291
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 250 276,331

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.45%, 02/15/44 ................. USD 300 $ 279,021
4.60%, 12/01/48 ................. 595 572,233
Virginia Electric and Power Co., 6.35%,
11/30/37 ..................... 300 345,997
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,227,849
5.63%, 02/15/27 ................. 1,344 1,263,709
4.38%, 05/01/29 ................. 2,800 2,342,564
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 385,752
111,932,169
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 437,407
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 3,445 3,307,200
4.00%, 04/15/29 ................. 2,040 1,730,083
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 7,662 6,220,931
11,695,621
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(c)
........ EUR 500 446,744
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... USD 3,731 3,255,298
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 2,585 2,200,294
3.75%, 02/15/31 ................. 750 601,095
6,503,431
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 1,728 1,575,712
6.25%, 04/01/28 ................. 3,731 3,303,054
CGG SA, 7.75%, 04/01/27
(c)
.......... EUR 567 505,060
Halliburton Co.
3.80%, 11/15/25 ................. USD 187 185,140
2.92%, 03/01/30 ................. 650 574,022
5.00%, 11/15/45 ................. 275 252,177
Hilong Holding Ltd., 9.75%, 11/18/24
(c)
.... 415 225,475
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 620 549,847
7.50%, 01/15/28 ................. 1,152 990,720
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 2,707 2,571,650
Saipem Finance International BV
(c)
2.63%, 01/07/25 ................. EUR 700 608,918
3.38%, 07/15/26 ................. 500 412,672
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 993 1,079,887
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 1,092,565
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,266 2,061,380
6.88%, 09/01/27 ................. 2,042 1,812,275
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 693,900
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. USD 1,357 1,217,907
8.63%, 04/30/30 ................. 1,723 1,429,722
21,142,083
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b)
.................... 1,866 1,576,770
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... EUR 700 611,874
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 6,157 4,802,460
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 629,345
6.50%, 05/15/27 ................. 10,789 10,610,118
4.75%, 10/15/27 ................. 1,091 967,193
3.75%, 01/15/28 ................. 1,187 1,023,788
Security
Par (000)
Par (000) Value
Entertainment (continued)
NBCUniversal Media LLC, 5.95%, 04/01/41 . USD 380 $ 420,063
Netflix, Inc., 4.88%, 04/15/28 .......... 2,045 1,924,447
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 3,885 3,205,125
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 76,898
Walt Disney Co. (The)
1.65%, 09/01/22 ................. 10 9,989
6.40%, 12/15/35 ................. 375 436,448
3.50%, 05/13/40 ................. 1,108 944,553
3.60%, 01/13/51 ................. 200 166,928
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................ 1,234 1,026,132
2.25%, 08/15/31
(c)
................ EUR 773 615,044
29,047,175
Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. USD 1,925 1,863,479
4.90%, 12/15/30 ................. 835 828,794
1.88%, 02/01/33 ................. 900 676,709
American Tower Corp.
3.50%, 01/31/23 ................. 1,680 1,679,491
3.38%, 10/15/26 ................. 995 940,781
3.95%, 03/15/29 ................. 615 572,524
2.10%, 06/15/30 ................. 1,995 1,597,700
2.70%, 04/15/31 ................. 600 493,771
4.05%, 03/15/32 ................. 600 546,775
Boston Properties LP
3.40%, 06/21/29 ................. 500 448,174
2.90%, 03/15/30 ................. 660 561,328
3.25%, 01/30/31 ................. 600 514,624
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,856 1,539,060
Camden Property Trust, 2.80%, 05/15/30 .. 290 255,989
Crown Castle International Corp.
3.80%, 02/15/28 ................. 1,075 1,014,237
4.30%, 02/15/29 ................. 715 686,481
3.10%, 11/15/29 ................. 200 176,558
2.10%, 04/01/31 ................. 900 715,835
2.50%, 07/15/31 ................. 1,200 981,950
2.90%, 04/01/41 ................. 200 144,151
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 1,248 1,065,792
Diversified Healthcare Trust, 9.75%, 06/15/25 351 346,174
Duke Realty LP
2.88%, 11/15/29 ................. 100 89,861
3.05%, 03/01/50 ................. 120 89,155
Equinix, Inc.
1.45%, 05/15/26 ................. 500 443,829
2.90%, 11/18/26 ................. 575 534,371
3.90%, 04/15/32 ................. 800 723,523
3.00%, 07/15/50 ................. 225 154,046
2.95%, 09/15/51 ................. 665 448,698
3.40%, 02/15/52 ................. 500 369,937
ERP Operating LP, 2.85%, 11/01/26 ..... 530 502,646
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 834,019
GLP Capital LP
4.00%, 01/15/30 ................. 2,175 1,904,760
3.25%, 01/15/32 ................. 65 52,095
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,119,720
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 458 404,322
2.88%, 01/15/31 ................. 75 64,700
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,407 1,135,608
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 3,555 3,090,699
5.63%, 07/15/32 ................. 2,487 2,102,948

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
64
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)
. USD 2,920 $ 2,540,400
Mid-America Apartments LP, 1.70%, 02/15/31 230 181,902
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 1,055 996,373
5.00%, 10/15/27 ................. 1,392 1,273,221
4.63%, 08/01/29 ................. 3,802 3,336,255
3.50%, 03/15/31 ................. 8,439 6,651,282
Prologis LP
2.13%, 04/15/27 ................. 100 91,241
2.25%, 04/15/30 ................. 600 519,230
Realty Income Corp.
3.88%, 04/15/25 ................. 450 446,665
3.00%, 01/15/27 ................. 370 350,281
3.95%, 08/15/27 ................. 360 351,196
2.20%, 06/15/28 ................. 320 280,583
2.85%, 12/15/32 ................. 45 38,679
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 5,515 4,892,412
4.50%, 02/15/29
(b)
................ 3,005 2,547,936
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 847 733,984
4.00%, 09/15/29 ................. 741 608,666
SBA Communications Corp., 3.88%, 02/15/27 4,698 4,288,287
Service Properties Trust
4.35%, 10/01/24 ................. 142 115,389
7.50%, 09/15/25 ................. 1,432 1,312,070
Simon Property Group LP
3.25%, 09/13/49 ................. 200 145,114
3.80%, 07/15/50 ................. 660 528,319
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,454,496
UDR, Inc.
3.20%, 01/15/30 ................. 300 269,267
2.10%, 08/01/32 ................. 85 66,101
Uniti Group LP
(b)
7.88%, 02/15/25 ................. 1,250 1,206,125
4.75%, 04/15/28 ................. 3,692 3,036,264
6.50%, 02/15/29 ................. 3,803 2,785,697
6.00%, 01/15/30 ................. 1,095 757,521
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 594,946
VICI Properties LP
3.50%, 02/15/25
(b)
................ 1,430 1,337,654
4.63%, 06/15/25
(b)
................ 250 237,813
4.50%, 09/01/26
(b)
................ 250 230,000
5.75%, 02/01/27
(b)
................ 1,855 1,760,209
5.13%, 05/15/32 ................. 905 852,818
Welltower, Inc., 2.05%, 01/15/29 ........ 485 408,197
78,941,907
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 2,015 1,777,808
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,763 2,406,437
4.63%, 01/15/27 ................. 3,977 3,552,734
5.88%, 02/15/28 ................. 3,075 2,873,987
4.88%, 02/15/30 ................. 3,830 3,285,527
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 943,408
4.50%, 02/16/26 ................. 1,141 1,111,151
Casino Guichard Perrachon SA
(c)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(l)
.................... EUR 800 319,835
5.25%, 04/15/27 ................. 900 629,765
Iceland Bondco plc
(c)
4.63%, 03/15/25 ................. GBP 1,225 1,150,795
4.38%, 05/15/28 ................. 625 502,136
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
.. 1,494 1,382,171
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Ocado Group plc, 3.88%, 10/08/26
(c)
..... GBP 835 $ 815,160
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 3,814 3,184,690
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 430,357
Quatrim SASU, 5.88%, 01/15/24
(c)
...... 900 894,026
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 368 343,911
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 1,630 1,625,925
4.75%, 02/15/29 ................. 2,292 2,003,643
Walmart, Inc.
1.50%, 09/22/28 ................. 100 87,701
2.65%, 09/22/51 ................. 630 473,614
29,794,781
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 7,050 6,474,500
4.63%, 11/15/28 ................. 3,666 3,097,770
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 2,237 2,229,506
General Mills, Inc., 3.00%, 02/01/51 ..... 46 33,423
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 2,114 1,734,300
JDE Peet's NV, 1.38%, 01/15/27
(b)
....... 1,730 1,487,954
Knight Castle Investments Ltd., 7.99%,
01/23/21
(c)(e)(m)
................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 386,820
6.50%, 02/09/40 ................. 1,215 1,312,914
4.38%, 06/01/46 ................. 439 365,865
4.88%, 10/01/49 ................. 5,265 4,650,317
5.50%, 06/01/50 ................. 8,287 7,954,808
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,161 1,092,629
4.13%, 01/31/30 ................. 2,679 2,318,835
4.38%, 01/31/32 ................. 3,600 3,132,000
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 1,092 853,125
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 509,562
5.63%, 01/15/28 ................. 942 894,146
5.50%, 12/15/29 ................. 124 110,854
4.63%, 04/15/30 ................. 444 374,634
4.50%, 09/15/31 ................. 186 152,120
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 600,869
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 3,620 3,060,348
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(c)
EUR 687 706,613
43,695,612
Gas Utilities — 0.0%
Atmos Energy Corp.
2.63%, 09/15/29 ................. USD 100 89,147
4.13%, 10/15/44 ................. 100 88,535
2.85%, 02/15/52 ................. 305 217,906
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 170 138,072
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(c)
123 121,267
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
............... 1,847 1,343,674
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 97,776
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 526,382
2,622,759
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 500 502,597
4.75%, 11/30/36 ................. 845 895,258
6.15%, 11/30/37 ................. 240 284,912

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 200 $ 193,969
4.63%, 07/15/28
(b)
................ USD 7,880 7,223,596
3.88%, 11/01/29
(b)
................ 1,508 1,318,972
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 158 157,272
3.70%, 06/06/27 ................. 2,775 2,681,641
4.69%, 12/15/44 ................. 540 498,902
4.67%, 06/06/47 ................. 285 266,615
3.79%, 05/20/50 ................. 261 215,354
DH Europe Finance II SARL, 2.05%, 11/15/22 715 712,908
Embecta Corp., 6.75%, 02/15/30
(b)
...... 1,236 1,112,807
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 245 208,669
5.25%, 10/01/29 ................. 9,586 7,872,982
Teleflex, Inc.
4.63%, 11/15/27 ................. 172 158,670
4.25%, 06/01/28
(b)
................ 1,117 1,009,249
25,314,373
Health Care Providers & Services — 0.9%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 460 397,900
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 705 658,681
5.00%, 04/15/29 ................. 1,223 1,097,929
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 397,150
5.13%, 03/01/30 ................. 204 171,953
Aetna, Inc.
4.75%, 03/15/44 ................. 550 504,384
3.88%, 08/15/47 ................. 326 269,298
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 1,966,057
Banner Health
2.91%, 01/01/42 ................. 100 78,317
2.91%, 01/01/51 ................. 100 74,632
CAB SELAS, 3.38%, 02/01/28
(c)
........ EUR 514 431,469
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 872 713,118
Centene Corp.
2.45%, 07/15/28 ................. 4,372 3,646,423
4.63%, 12/15/29 ................. 1,334 1,243,955
3.00%, 10/15/30 ................. 9,966 8,259,322
2.50%, 03/01/31 ................. 12,446 9,879,137
2.63%, 08/01/31 ................. 2,562 2,038,071
Chrome Bidco SASU, 3.50%, 05/31/28
(c)
... EUR 1,468 1,258,880
Cigna Corp.
4.13%, 11/15/25 ................. USD 400 400,439
6.13%, 11/15/41 ................. 140 155,172
4.90%, 12/15/48 ................. 45 43,193
CommonSpirit Health
3.35%, 10/01/29 ................. 500 461,517
2.78%, 10/01/30 ................. 225 194,451
3.82%, 10/01/49 ................. 300 250,117
3.91%, 10/01/50 ................. 440 353,164
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 8,804 8,017,715
5.63%, 03/15/27 ................. 3,206 2,713,462
6.00%, 01/15/29 ................. 5,391 4,466,012
6.88%, 04/15/29 ................. 273 176,085
6.13%, 04/01/30 ................. 483 294,630
CVS Health Corp.
1.30%, 08/21/27 ................. 160 137,865
4.30%, 03/25/28 ................. 789 780,652
1.88%, 02/28/31 ................. 2,835 2,270,192
5.13%, 07/20/45 ................. 1,150 1,107,706
5.05%, 03/25/48 ................. 1,530 1,464,589
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Elevance Health, Inc.
2.38%, 01/15/25 ................. USD 105 $ 101,086
6.38%, 06/15/37 ................. 500 588,590
4.65%, 01/15/43 ................. 250 238,061
3.70%, 09/15/49 ................. 625 516,700
4.55%, 05/15/52 ................. 400 376,199
Encompass Health Corp.
4.50%, 02/01/28 ................. 346 296,210
4.75%, 02/01/30 ................. 3,606 3,021,972
4.63%, 04/01/31 ................. 1,444 1,169,243
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,160,154
3.50%, 09/01/30 ................. 210 178,649
5.50%, 06/15/47 ................. 960 856,351
5.25%, 06/15/49 ................. 965 831,107
3.50%, 07/15/51 ................. 625 426,835
4.63%, 03/15/52
(b)
................ 2,825 2,260,175
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 4,413 3,861,375
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 437,081
Humana, Inc., 2.15%, 02/03/32 ........ 255 206,483
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 231,838
Kedrion SpA, 3.38%, 05/15/26
(c)
........ EUR 400 369,356
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(c)(l)
GBP 800 764,555
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,540 1,488,580
4.38%, 02/15/27 ................. 1,962 1,681,080
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 2,236 1,643,460
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,951 2,714,920
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 3,004 2,683,386
3.88%, 11/15/30 ................. 2,361 2,018,135
3.88%, 05/15/32 ................. 2,110 1,769,417
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 2,100 1,800,750
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 1,148 1,048,664
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 5,756 4,912,746
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 649 631,152
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 3,900 3,574,506
10.00%, 04/15/27 ................ 4,460 4,320,156
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 746,890
Series 20A, 3.36%, 08/15/50 ........ 244 187,185
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 301,657
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 132 126,684
4.63%, 09/01/24
(b)
................ 1,371 1,316,160
4.88%, 01/01/26
(b)
................ 8,341 7,673,720
6.25%, 02/01/27
(b)
................ 669 615,758
5.13%, 11/01/27
(b)
................ 9,526 8,573,400
4.63%, 06/15/28
(b)
................ 234 203,763
6.13%, 10/01/28
(b)
................ 2,154 1,843,350
6.13%, 06/15/30
(b)
................ 2,286 2,109,018
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. 800 990,656
3.50%, 08/15/39 ................. 775 675,710
2.75%, 05/15/40 ................. 345 268,705
4.63%, 11/15/41 ................. 115 113,163
4.75%, 07/15/45 ................. 440 442,491
4.25%, 06/15/48 ................. 510 475,523
3.70%, 08/15/49 ................. 400 341,141

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
66
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.25%, 05/15/51 ................. USD 180 $ 141,237
131,698,820
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,014,232
5.00%, 05/15/27 ................. 3,684 3,485,432
4,499,664
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 2,266 2,279,199
3.88%, 01/15/28 ................. 2,961 2,569,911
4.38%, 01/15/28 ................. 3,746 3,275,128
4.00%, 10/15/30 ................. 2,412 1,935,630
Accor SA
(c)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(l)
.................... EUR 600 547,042
0.70%, 12/07/27
(j)
................ 892 384,571
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 518 435,141
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 1,104 999,120
4.75%, 06/15/31
(b)
................ 3,156 2,666,883
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 3,076 2,663,631
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(c)
......... EUR 225 217,459
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 14,070 13,559,681
8.13%, 07/01/27 ................. 8,866 8,566,773
4.63%, 10/15/29 ................. 6,880 5,349,200
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 5,686 5,437,579
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 1,715 1,775,218
10.50%, 02/01/26
(b)
............... USD 5,072 5,049,024
7.63%, 03/01/26
(c)
................ EUR 636 521,103
5.75%, 03/01/27
(b)
................ USD 6,218 4,491,137
9.88%, 08/01/27
(b)
................ 4,462 4,350,450
4.00%, 08/01/28
(b)
................ 11,129 9,125,780
6.00%, 05/01/29
(b)
................ 5,863 4,119,402
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,160,795
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 4,168 3,792,880
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 4,086 3,963,420
6.50%, 10/01/28 ................. 435 412,872
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 4,311 2,464,814
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 5,096 4,841,200
4.75%, 01/15/28 ................. 3,537 3,147,930
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 1,133 1,046,392
4.50%, 03/15/27 ................. 274 231,146
Codere Finance 2 Luxembourg SA
(k)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(c)(d)
.................. 1,127 1,212,325
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 117,304
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. EUR 256 238,939
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 698,970
4.50%, 08/28/27 ................. 200 217,731
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ USD 308 317,213
3.25%, 02/15/30 ................. 1,170 975,755
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
2.95%, 03/15/31 ................. USD 890 $ 707,905
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 2,542 2,167,055
6.75%, 01/15/30 ................. 2,297 1,762,948
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 1,086 975,898
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 5,703 4,481,845
Gamma Bidco SpA
(c)
5.13%, 07/15/25 ................. EUR 380 358,399
6.25%, 07/15/25 ................. 1,139 1,110,062
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ USD 1,228 1,203,440
5.75%, 05/01/28
(b)
................ 1,614 1,534,640
4.88%, 01/15/30 ................. 4,235 3,827,381
4.00%, 05/01/31
(b)
................ 1,216 1,010,496
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,107,009
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 408 380,496
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 490 479,637
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 2,032 1,821,627
8.00%, 04/15/26
(g)
................ 1,674 1,623,780
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,357 2,021,128
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,336 915,160
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 1,000 746,020
5.63%, 07/17/27 ................. 630 424,872
5.75%, 07/21/28 ................. 1,000 630,000
5.38%, 12/04/29 ................. 431 256,445
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 547,502
MGM China Holdings Ltd., 5.25%, 06/18/25
(c)
4,116 3,167,519
MGM Resorts International
6.00%, 03/15/23 ................. 5,798 5,784,549
5.75%, 06/15/25 ................. 261 248,602
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(k)
........... EUR 250 252,522
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,577,025
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,260 1,773,851
7.75%, 02/15/29 ................. 882 674,730
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 790,065
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 1,734 1,820,006
Powdr Corp., 6.00%, 08/01/25
(b)
........ 1,443 1,432,178
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 498,372
5.88%, 09/01/31 ................. 888 616,284
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,313,375
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 747 749,495
9.13%, 06/15/23 ................. 1,114 1,101,701
11.50%, 06/01/25 ................ 2,600 2,671,500
5.50%, 08/31/26 ................. 783 581,378
5.38%, 07/15/27 ................. 3,209 2,332,526
5.50%, 04/01/28 ................. 4,709 3,272,755
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,031,748
7.00%, 05/15/28 ................. 1,055 990,044
7.25%, 11/15/29 ................. 475 445,460
Sisal SpA, 7.00%, 07/31/23
(c)
.......... EUR 935 972,210
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 3,986 4,035,147
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 788,021
4.63%, 12/01/31 ................. 1,835 1,431,300

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 1,111 $ 1,237,464
8.25%, 07/31/25 ................. 1,102 1,225,090
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ USD 800 508,000
5.00%, 01/15/29
(b)
................ 3,070 1,530,779
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 952,827
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,358 1,070,789
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,612,873
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 1,921,107
Wynn Macau Ltd., 5.50%, 01/15/26
(c)
..... 4,974 3,438,278
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 1,855 1,805,397
5.13%, 10/01/29 ................. 3,689 2,905,457
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ 3,298 2,992,935
5.35%, 11/01/43 ................. 48 39,780
197,845,632
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 573,000
4.63%, 04/01/30 ................. 1,114 818,066
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,200,639
4.88%, 02/15/30 ................. 3,450 2,506,425
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,479,846
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,722,840
KB Home, 7.25%, 07/15/30 ........... 516 488,929
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 952,251
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 544,626
Nobel Bidco BV, 3.13%, 06/15/28
(c)
...... EUR 582 408,638
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 3,344 3,260,400
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,676,542
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 61 50,660
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,998 1,609,469
3.88%, 10/15/31 ................. 1,222 916,500
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 1,665 1,620,196
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,660,871
5.70%, 06/15/28 ................. 343 296,004
22,785,902
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 1,410 1,156,919
4.13%, 04/30/31
(b)
................ 1,294 1,038,779
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 948 830,685
4.75%, 06/15/28 ................. 552 438,133
4.38%, 03/31/29 ................. 108 82,915
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,369,200
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 137,494
5.50%, 07/15/30 ................. 446 401,381
5,455,506
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,450,759
2.45%, 01/15/31 ................. 960 772,097
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Calpine Corp.
(b)
5.25%, 06/01/26 ................. USD 1,581 $ 1,501,950
4.50%, 02/15/28 ................. 973 883,365
5.13%, 03/15/28 ................. 11,512 10,134,013
4.63%, 02/01/29 ................. 200 166,454
5.00%, 02/01/31 ................. 128 103,479
3.75%, 03/01/31 ................. 207 168,374
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 1,833 1,649,117
3.75%, 01/15/32 ................. 2,211 1,752,217
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 3,004,342
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,718 1,365,991
22,952,158
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 729,469
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 1,345 1,256,223
1,985,692
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,233,677
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 11,089 9,598,311
6.75%, 10/15/27 ................. 18,879 16,752,847
5.88%, 11/01/29 ................. 10,926 9,066,504
Allianz SE
(a)(b)(l)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 21,588,800
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 7,738,000
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 2,800 2,453,500
American International Group, Inc.
4.80%, 07/10/45 ................. 455 423,526
4.38%, 06/30/50 ................. 200 177,349
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 1,910 1,564,142
Aon Corp.
3.75%, 05/02/29 ................. 550 519,478
2.80%, 05/15/30 ................. 100 87,413
2.60%, 12/02/31 ................. 1,365 1,144,354
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 328,686
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(k)
........ 602 591,523
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(l)
..... 3,560 3,537,750
Aviva plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(l)
GBP 3,375 3,748,903
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 410 350,983
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(l)
................... GBP 1,500 1,217,945
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,567 1,745,371
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,023,021
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 52,061
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(c)(l)
... 1,091 1,062,907
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 6,875 6,465,250
5.63%, 12/01/29 ................. 605 499,762

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
68
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(l)
................... GBP 550 $ 474,519
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(l)
.............. 2,175 2,233,936
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/51
(b)
.............. USD 11,150 8,890,177
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 300 282,547
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. USD 1,175 1,161,271
2.38%, 12/15/31 ................. 160 133,933
NFP Corp.
(b)
4.88%, 08/15/28 ................. 4,486 3,842,125
6.88%, 08/15/28 ................. 13,059 10,774,197
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 259,761
6.25%, 12/01/32 ................. 200 229,614
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 265 228,483
3.94%, 12/07/49 ................. 105 90,381
4.35%, 02/25/50 ................. 230 211,762
3.70%, 03/13/51 ................. 100 83,488
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.88%, 06/17/46
(a)(c)
.. 677 656,808
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 942,210
Swiss Re America Holding Corp., 7.00%,
02/15/26 ..................... 100 110,028
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 575 511,802
Travelers Cos., Inc. (The), 2.55%, 04/27/50 . 260 180,687
125,269,792
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 1,030 738,361
2.05%, 08/15/50 ................. 335 224,588
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 460 355,920
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 2,971 2,800,925
5.00%, 03/01/30 ................. 3,646 3,459,143
7,578,937
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 825 565,991
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 98,106
3.15%, 08/22/27 ................. 525 510,443
3.88%, 08/22/37 ................. 1,075 1,019,009
4.05%, 08/22/47 ................. 245 229,321
2.50%, 06/03/50 ................. 360 253,725
3.10%, 05/12/51 ................. 654 515,001
3.95%, 04/13/52 ................. 1,310 1,210,343
2.70%, 06/03/60 ................. 295 199,812
3.25%, 05/12/61 ................. 895 680,433
4.10%, 04/13/62 ................. 325 294,042
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 2,974,783
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 1,328 1,215,120
3.50%, 03/01/29 ................. 960 809,366
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 3,414 3,095,132
5.63%, 02/15/29 ................. 1,965 1,837,275
4.13%, 08/01/30 ................. 1,364 1,139,083
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
3.63%, 10/01/31 ................. USD 1,399 $ 1,101,713
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(c)(l)
............. EUR 925 668,971
Very Group Funding plc (The), 6.50%,
08/01/26
(c)
.................... GBP 1,418 1,308,960
19,726,629
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 4,676 3,880,238
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 824,029
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,063,352
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,332 2,017,180
Block, Inc., 3.50%, 06/01/31
(b)
......... 9,471 7,547,061
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 2,535 2,243,475
4.00%, 07/01/29 ................. 4,194 3,656,873
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 5,124 4,432,260
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 968 801,020
5.63%, 09/15/28 ................. 1,358 1,062,309
Centurion Bidco SpA, 5.88%, 09/30/26
(c)
... EUR 785 720,349
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... USD 844 609,040
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 9,122
2.65%, 06/01/30 ................. 755 639,476
4.40%, 07/01/49 ................. 225 193,368
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 2,429 2,230,320
3.63%, 06/15/29 ................. 1,367 1,184,328
3.75%, 10/01/30 ................. 4,040 3,439,050
Global Payments, Inc.
1.20%, 03/01/26 ................. 955 841,286
2.15%, 01/15/27 ................. 800 710,050
3.20%, 08/15/29 ................. 1,300 1,136,048
4.15%, 08/15/49 ................. 305 238,486
International Business Machines Corp.
4.15%, 05/15/39 ................. 455 410,524
4.25%, 05/15/49 ................. 100 88,370
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,473,213
Mastercard, Inc.
3.35%, 03/26/30 ................. 345 329,278
3.85%, 03/26/50 ................. 160 146,496
Nexi SpA, 0.00%, 02/24/28
(c)(j)(n)
........ EUR 600 409,300
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 2,879 2,371,006
6.00%, 02/15/28 ................. 1,475 1,059,953
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 955 900,879
4.40%, 06/01/32 ................. 380 376,192
3.25%, 06/01/50 ................. 155 117,121
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 1,215 1,142,993
Twilio, Inc., 3.88%, 03/15/31 .......... 2,907 2,391,792
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 1,366 1,299,816
4.00%, 11/15/27 ................. 1,411 1,119,876
4.63%, 08/15/28 ................. 142 113,617
5.25%, 02/01/30 ................. 176 136,003
53,365,149
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,953 1,754,956
6.20%, 10/01/40 ................. 875 835,625

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Leisure Products (continued)
5.45%, 11/01/41 ................. USD 1,769 $ 1,552,744
4,143,325
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 100 94,355
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 1,754 1,575,636
3.75%, 03/15/29 ................. 347 301,144
4.00%, 03/15/31 ................. 1,058 901,890
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
4,971 4,424,190
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 6,868 5,816,018
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 1,700 1,425,257
14,538,490
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 338,400
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 814 679,690
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 736,792
Deere & Co., 3.75%, 04/15/50 ......... 25 22,822
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 539,435
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 3,252,538
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 2,542 2,465,740
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 677 567,761
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 585 559,409
Meritor, Inc., 4.50%, 12/15/28
(b)
........ USD 567 545,920
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 683,042
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 787 536,079
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 503,704
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 83,617
3.36%, 02/15/50 ................. 10 7,560
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 840,815
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 709 676,127
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 1,752 1,490,805
Schenck Process Holding GmbH, 5.38%,
06/15/23
(c)
.................... EUR 788 794,454
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 658 633,325
Terex Corp., 5.00%, 05/15/29
(b)
........ 2,325 1,976,250
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 5,666,868
Titan International, Inc., 7.00%, 04/30/28 .. 371 348,518
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 630 563,091
7.63%, 07/15/28
(b)
................ USD 3,551 3,187,022
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 1,036,415
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 8,170 7,284,086
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,745,730
37,766,015
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ........ 1,074 1,063,283
Seaspan Corp., 5.50%, 08/01/29 ....... 2,894 2,328,418
3,391,701
Media — 1.4%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,003 919,812
3.00%, 01/15/28
(c)
................ 376 293,484
5.00%, 01/15/28
(b)
................ USD 6,698 5,397,516
4.25%, 08/15/29
(c)
................ EUR 471 371,422
5.75%, 08/15/29
(b)
................ USD 8,401 6,741,803
AMC Networks, Inc.
5.00%, 04/01/24 ................. 266 257,663
Security
Par (000)
Par (000) Value
Media (continued)
4.75%, 08/01/25 ................. USD 1,561 $ 1,454,134
4.25%, 02/15/29 ................. 940 761,579
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,041 879,645
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 2,660 2,185,137
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 658,876
2.80%, 04/01/31 ................. 755 604,648
6.38%, 10/23/35 ................. 810 814,628
6.48%, 10/23/45 ................. 1,840 1,788,792
5.75%, 04/01/48 ................. 100 89,635
5.13%, 07/01/49 ................. 905 749,088
3.90%, 06/01/52 ................. 200 138,843
5.25%, 04/01/53 ................. 1,200 1,014,016
6.83%, 10/23/55 ................. 225 226,123
3.85%, 04/01/61 ................. 455 299,224
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,640,520
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 14,003 11,823,153
7.75%, 04/15/28 ................. 5,952 4,330,497
7.50%, 06/01/29 ................. 7,419 5,334,706
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 4,150 3,278,541
Comcast Corp.
3.15%, 03/01/26 ................. 2,725 2,652,455
2.35%, 01/15/27 ................. 300 279,647
4.15%, 10/15/28 ................. 1,232 1,228,581
2.65%, 02/01/30 ................. 2,350 2,102,794
4.60%, 10/15/38 ................. 1,600 1,551,381
3.75%, 04/01/40 ................. 190 166,528
4.00%, 08/15/47 ................. 240 207,557
2.80%, 01/15/51 ................. 1,705 1,206,296
2.89%, 11/01/51 ................. 2,548 1,820,213
CSC Holdings LLC
5.25%, 06/01/24 ................. 3,043 2,845,205
5.38%, 02/01/28
(b)
................ 4,003 3,462,595
6.50%, 02/01/29
(b)
................ 3,885 3,508,660
5.75%, 01/15/30
(b)
................ 1,015 738,443
4.13%, 12/01/30
(b)
................ 7,796 6,080,880
4.63%, 12/01/30
(b)
................ 3,995 2,671,616
3.38%, 02/15/31
(b)
................ 980 724,524
4.50%, 11/15/31
(b)
................ 2,813 2,169,245
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 4,041 3,447,256
DISH DBS Corp.
5.88%, 07/15/22 ................. 6,903 6,863,860
5.00%, 03/15/23 ................. 3,957 3,766,154
5.25%, 12/01/26
(b)
................ 11,342 8,890,313
5.75%, 12/01/28
(b)
................ 6,941 5,139,186
5.13%, 06/01/29 ................. 2,119 1,287,589
Fox Corp., 3.05%, 04/07/25 .......... 575 556,752
GCI LLC, 4.75%, 10/15/28
(b)
.......... 3,014 2,611,476
Grupo Televisa SAB, 5.25%, 05/24/49 .... 200 196,475
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 134,985
Lamar Media Corp., 4.00%, 02/15/30 ..... 958 804,385
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 3,161 2,948,676
5.13%, 07/15/29 ................. 3,274 2,733,790
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 509,680
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 3,825 3,342,094
4.25%, 01/15/29 ................. 999 795,823
4.63%, 03/15/30 ................. 85 66,969
Paramount Global
4.38%, 03/15/43 ................. 592 457,857

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
70
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
5.85%, 09/01/43 ................. USD 229 $ 213,948
4.95%, 05/19/50 ................. 77 64,539
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%),
6.38%, 03/30/62
(a)
.............. 5,523 4,930,934
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 6,707 5,783,312
6.50%, 09/15/28 ................. 11,104 8,582,004
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 128 107,269
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.88%
(a)(c)(l)
................... EUR 1,700 1,487,565
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 4,887 3,876,197
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 4,237 3,780,379
5.00%, 08/01/27 ................. 1,808 1,676,956
4.00%, 07/15/28 ................. 3,137 2,713,505
5.50%, 07/01/29 ................. 4,612 4,202,685
4.13%, 07/01/30 ................. 49 40,924
3.88%, 09/01/31 ................. 3,328 2,649,920
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,267,167
Summer BC Holdco A SARL, 9.25%, 10/31/27
(c)
EUR 631 508,625
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... 1,919 1,751,889
Summer BidCo BV
(c)(k)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 754 628,120
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 338 281,371
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... 2,143 1,881,271
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 5,000 4,412,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 3,353 3,155,173
6.63%, 06/01/27 ................. 1,130 1,075,884
7.38%, 06/30/30 ................. 1,018 995,095
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
4,428 3,608,820
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 1,856 1,506,627
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 567 552,167
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 6,511 5,387,650
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,019 801,334
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 692,955
5.13%, 02/28/30 ................. 2,165 1,698,250
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 2,525 2,141,053
202,479,013
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,350,603
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 769 613,270
5.13%, 10/01/31 ................. 2,835 2,171,728
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 868 725,865
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,195,425
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 1,656 1,615,103
6.13%, 02/15/28 ................. 4,386 4,095,559
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 31,224
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 42,146
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 9,123 8,465,645
Carpenter Technology Corp., 7.63%, 03/15/30 1,352 1,241,536
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Commercial Metals Co.
4.13%, 01/15/30 ................. USD 563 $ 474,048
4.38%, 03/15/32 ................. 1,677 1,373,586
Constellium SE
4.25%, 02/15/26
(c)
................ EUR 600 567,232
5.88%, 02/15/26
(b)
................ USD 4,305 4,019,363
5.63%, 06/15/28
(b)
................ 1,468 1,313,482
3.75%, 04/15/29
(b)
................ 5,840 4,631,545
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,269 1,018,373
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 3,289 2,960,100
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,335,362
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 1,005 809,842
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... 3,077 3,080,462
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 995 785,304
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 817 843,634
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... 630 622,125
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 2,582 2,149,568
4.50%, 06/01/31 ................. 3,079 2,330,432
Mineral Resources Ltd.
(b)
8.00%, 11/01/27 ................. 1,094 1,066,650
8.50%, 05/01/30 ................. 1,114 1,097,290
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 4,362 3,794,940
Newmont Corp.
2.80%, 10/01/29 ................. 235 207,523
5.45%, 06/09/44 ................. 200 200,398
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,162,938
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,515 2,971,141
4.75%, 01/30/30 ................. 5,891 4,896,481
3.88%, 08/15/31 ................. 4,620 3,558,278
Nucor Corp.
3.95%, 05/23/25 ................. 720 715,961
2.00%, 06/01/25 ................. 205 192,912
2.98%, 12/15/55 ................. 75 50,745
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 3,892,860
Southern Copper Corp., 5.88%, 04/23/45 .. 150 155,325
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 89,863
5.00%, 12/15/26 ................. 700 694,100
1.65%, 10/15/27 ................. 535 459,242
3.25%, 10/15/50 ................. 410 281,947
thyssenkrupp AG, 2.88%, 02/22/24
(c)
..... EUR 962 966,962
United States Steel Corp., 6.88%, 03/01/29 . USD 2,121 1,850,763
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... 3,215 2,861,350
8.95%, 03/11/25
(c)
................ 2,627 2,075,330
8.95%, 03/11/25
(b)
................ 639 504,810
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 847,470
87,457,841
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 217 214,559
4.38%, 01/15/27 ................. 862 748,267
962,826

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Multiline Retail — 0.0%
(b)
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23 ..................... USD 430 $ 412,746
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 2,850 2,626,503
3,039,249
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 830,392
3.70%, 07/15/30 ................. 100 95,945
4.60%, 05/01/53
(b)
................ 400 383,440
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 95,801
4.88%, 03/01/44 ................. 300 285,200
Consumers Energy Co.
3.25%, 08/15/46 ................. 775 622,953
2.50%, 05/01/60 ................. 200 129,490
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,113,638
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(l)
.................... 10,005 8,229,113
Series C, 3.38%, 04/01/30 .......... 300 274,241
Series C, 2.25%, 08/15/31 .......... 300 246,643
NiSource, Inc.
3.60%, 05/01/30 ................. 400 366,472
4.80%, 02/15/44 ................. 100 89,511
3.95%, 03/30/48 ................. 290 240,561
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 73,208
San Diego Gas & Electric Co., 2.95%, 08/15/51 450 331,811
Sempra Energy
3.40%, 02/01/28 ................. 1,075 1,015,094
3.70%, 04/01/29 ................. 840 788,842
3.80%, 02/01/38 ................. 825 696,351
15,908,706
Oil, Gas & Consumable Fuels — 2.7%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(c)
700 667,538
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 3,231 3,139,724
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,519,620
5.75%, 01/15/28 ................. 732 666,427
5.38%, 06/15/29 ................. 2,275 2,037,399
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 1,828 1,859,570
Apache Corp.
4.25%, 01/15/30 ................. 1,282 1,136,172
5.10%, 09/01/40 ................. 3,568 3,012,748
5.25%, 02/01/42 ................. 599 501,053
5.35%, 07/01/49 ................. 1,170 924,463
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 3,865 4,851,283
5.88%, 06/30/29 ................. 2,108 1,855,040
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
1,446 1,188,965
BP Capital Markets America, Inc.
3.19%, 04/06/25 ................. 730 720,666
3.02%, 01/16/27 ................. 582 554,490
3.59%, 04/14/27 ................. 732 713,473
4.23%, 11/06/28 ................. 458 454,858
3.63%, 04/06/30 ................. 530 501,415
1.75%, 08/10/30 ................. 60 49,108
3.06%, 06/17/41 ................. 1,525 1,188,335
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(l)
.............. 20,125 17,521,748
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 318 294,414
5.85%, 11/15/43 ................. 1,712 1,215,520
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60%, 10/15/44 ................. USD 503 $ 350,274
Callon Petroleum Co.
6.13%, 10/01/24 ................. 1,545 1,568,793
9.00%, 04/01/25
(b)
................ 5,816 6,164,960
6.38%, 07/01/26 ................. 507 467,707
8.00%, 08/01/28
(b)
................ 5,075 4,875,045
7.50%, 06/15/30
(b)
................ 4,333 3,986,967
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 654,622
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 372,228
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 1,925 1,828,047
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,940,232
5.13%, 06/30/27 ................. 1,165 1,169,293
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 2,743 2,448,676
4.00%, 03/01/31 ................. 4,434 3,770,230
3.25%, 01/31/32
(b)
................ 4,061 3,198,038
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 18,135 16,331,837
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 66,953
6.75%, 04/15/29 ................. 4,425 4,279,108
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,663,132
6.38%, 06/15/26 ................. 2,934 2,708,581
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 1,167 1,047,383
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
706 593,040
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 562 525,020
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 1,517 1,442,113
5.88%, 07/01/29 ................. 4,170 3,653,963
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 3,267 2,925,370
5.88%, 01/15/30 ................. 4,058 3,489,880
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 397,907
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 1,036 807,739
4.50%, 02/09/27
(c)
................ 1,931 1,506,240
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
... 155 148,611
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 5,163 4,396,501
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 5,109 4,649,190
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 1,877,900
6.00%, 02/01/29 ................. 1,758 1,533,995
8.00%, 04/01/29 ................. 1,564 1,452,581
CrownRock LP, 5.63%, 10/15/25
(b)
...... 7,581 7,126,140
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 599 505,903
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ USD 1,132 1,109,360
6.75%, 09/15/37
(b)
................ 4,179 3,975,274
5.60%, 04/01/44 ................. 350 282,840
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,082,778
4.50%, 01/15/30 ................. 500 472,300
4.75%, 05/15/42 ................. 323 292,924
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 2,585 2,367,767
3.13%, 03/24/31 ................. 269 234,286
4.25%, 03/15/52 ................. 400 331,742
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 3,337 2,828,108
4.38%, 06/15/31 ................. 3,465 2,901,937
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,364 2,236,935

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
72
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. USD 2,394 $ 2,052,855
4.39%, 11/30/46 ................. 3,555 2,781,930
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 501,958
0.55%, 10/04/23 ................. 355 341,863
2.50%, 01/15/25 ................. 1,040 1,000,690
4.25%, 12/01/26 ................. 500 494,827
3.70%, 07/15/27 ................. 644 616,753
3.13%, 11/15/29 ................. 125 112,995
4.50%, 06/10/44 ................. 30 26,271
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 12,649,965
Energy Transfer LP
5.00%, 10/01/22 ................. 300 300,409
5.88%, 01/15/24 ................. 3,740 3,813,394
4.90%, 02/01/24 ................. 245 246,417
2.90%, 05/15/25 ................. 3,000 2,851,446
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(l)
.................... 4,948 4,373,624
5.25%, 04/15/29 ................. 270 267,423
5.95%, 10/01/43 ................. 220 204,981
5.15%, 03/15/45 ................. 1,250 1,068,803
6.13%, 12/15/45 ................. 150 143,067
5.40%, 10/01/47 ................. 200 175,475
6.00%, 06/15/48 ................. 495 465,007
6.25%, 04/15/49 ................. 2,575 2,495,988
5.00%, 05/15/50 ................. 100 85,094
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 2,250 2,063,851
5.38%, 06/01/29 ................. 2,674 2,340,306
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 1,979 1,931,791
4.15%, 06/01/25 ................. 1,083 1,008,132
4.85%, 07/15/26 ................. 1,641 1,513,822
5.60%, 04/01/44 ................. 1,173 830,734
5.05%, 04/01/45 ................. 466 315,133
5.45%, 06/01/47 ................. 427 302,205
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 162,259
4.85%, 08/15/42 ................. 105 96,281
4.45%, 02/15/43 ................. 1,130 984,306
4.85%, 03/15/44 ................. 705 642,273
4.80%, 02/01/49 ................. 575 519,952
4.20%, 01/31/50 ................. 930 775,506
3.30%, 02/15/53 ................. 440 320,051
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 175,595
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 584 559,869
4.13%, 12/01/26 ................. 178 153,747
6.50%, 07/01/27
(b)
................ 4,017 3,735,009
4.50%, 01/15/29
(b)
................ 138 112,039
7.50%, 06/01/30
(b)
................ 681 654,199
4.75%, 01/15/31
(b)
................ 2,573 2,051,968
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 100 98,457
3.45%, 04/15/51 ................. 460 375,806
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 2,053 1,670,362
Genesis Energy LP
6.50%, 10/01/25 ................. 1,078 994,455
7.75%, 02/01/28 ................. 840 726,642
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,584 1,519,443
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... USD 5,565 $ 4,911,113
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 327,090
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,058,727
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 534,422
Hess Corp.
4.30%, 04/01/27 ................. 955 930,922
5.60%, 02/15/41 ................. 1,025 998,650
5.80%, 04/01/47 ................. 600 598,386
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 3,305 2,767,822
HF Sinclair Corp., 2.63%, 10/01/23
(b)
..... 885 859,438
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
.... 448 422,244
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 630,875
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,584,825
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 3,147 2,517,600
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 673,756
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 953,979
6.38%, 03/01/41 ................. 75 75,007
5.40%, 09/01/44 ................. 850 783,169
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 2,105 2,101,773
5.55%, 06/01/45 ................. 775 729,890
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 4,489 4,276,289
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. 2,508 2,468,504
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,285 1,254,554
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 109,149
4.75%, 09/15/44 ................. 49 43,168
5.00%, 09/15/54 ................. 100 89,817
Matador Resources Co., 5.88%, 09/15/26 .. 9,333 8,971,626
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
2,590 2,350,425
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 798 739,796
Mongolian Mining Corp., 9.25%, 04/15/24
(c)
. 1,800 1,211,400
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,044,394
4.13%, 03/01/27 ................. 900 870,137
4.25%, 12/01/27 ................. 790 762,331
4.00%, 03/15/28 ................. 425 403,720
4.95%, 03/14/52 ................. 300 259,247
Murphy Oil Corp.
5.75%, 08/15/25 ................. 559 553,136
5.88%, 12/01/27 ................. 1,175 1,096,569
6.13%, 12/01/42
(d)
................ 150 112,125
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,697,280
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 9,831 9,290,295
6.50%, 09/30/26 ................. 7,191 6,513,331
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 1,982,700
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 1,007 1,095,854
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
8,702 8,201,635
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 703,120
6.00%, 06/01/26 ................. 2,322 2,171,070
6.38%, 10/01/30 ................. 47 40,835
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 431 443,930
5.50%, 12/01/25 ................. 1,091 1,074,635
8.88%, 07/15/30 ................. 1,484 1,703,747
6.63%, 09/01/30 ................. 5,743 5,915,290
7.50%, 05/01/31 ................. 1,139 1,224,425

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.45%, 09/15/36 ................. USD 692 $ 709,300
6.20%, 03/15/40 ................. 3,254 3,205,190
6.60%, 03/15/46 ................. 546 579,852
Parkland Corp., 5.88%, 07/15/27
(b)
...... 2,224 2,018,280
PDC Energy, Inc., 6.13%, 09/15/24 ...... 568 564,135
Phillips 66, 3.30%, 03/15/52 .......... 810 602,877
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 565,289
1.13%, 01/15/26 ................. 310 276,987
1.90%, 08/15/30 ................. 300 245,016
2.15%, 01/15/31 ................. 755 621,614
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 100 99,793
4.30%, 01/31/43 ................. 430 324,005
Puma International Financing SA, 5.13%,
10/06/24
(c)
.................... 829 750,245
Range Resources Corp., 4.88%, 05/15/25 .. 922 899,319
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 4,035 3,657,475
Repsol International Finance BV
(a)(c)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(l)
..................... EUR 550 518,908
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(l)
..................... 467 418,431
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 300,480
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 4,112 3,741,797
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(c)
EUR 1,313 1,327,858
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. USD 975 994,344
5.63%, 03/01/25 ................. 1,105 1,126,994
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 1,058,886
SM Energy Co.
5.63%, 06/01/25 ................. 421 397,845
6.75%, 09/15/26 ................. 712 671,674
6.63%, 01/15/27 ................. 393 367,455
6.50%, 07/15/28 ................. 2,480 2,280,869
Southwestern Energy Co.
5.95%, 01/23/25
(d)
................ 309 305,258
5.38%, 02/01/29 ................. 2,879 2,670,560
4.75%, 02/01/32 ................. 1,289 1,101,483
Spectra Energy Partners LP, 5.95%, 09/25/43 100 104,222
Sunoco LP
6.00%, 04/15/27 ................. 1,460 1,391,935
5.88%, 03/15/28 ................. 911 830,611
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 482 430,185
6.00%, 12/31/30 ................. 1,094 908,020
6.00%, 09/01/31 ................. 1,126 928,950
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,666,181
TerraForm Power Operating LLC
(b)
5.00%, 01/31/28 ................. 1,080 978,199
4.75%, 01/15/30 ................. 986 844,499
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 194 148,294
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 500 449,020
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 410 322,210
Valero Energy Corp.
2.85%, 04/15/25 ................. USD 153 147,861
4.35%, 06/01/28 ................. 370 359,795
4.00%, 06/01/52 ................. 90 71,792
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,366 5,568,499
4.13%, 08/15/31 ................. 5,825 4,977,579
3.88%, 11/01/33 ................. 10,620 8,761,500
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. USD 1,373 $ 1,228,835
Western Midstream Operating LP
4.75%, 08/15/28 ................. 256 233,886
4.55%, 02/01/30
(d)
................ 1,900 1,643,500
5.45%, 04/01/44 ................. 2,063 1,714,642
5.30%, 03/01/48 ................. 3,045 2,454,727
5.50%, 08/15/48 ................. 856 697,640
5.75%, 02/01/50
(d)
................ 8,490 6,817,968
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,436,289
3.75%, 06/15/27 ................. 500 477,450
399,450,637
Paper & Forest Products — 0.0%
Fabric BC SpA, (EURIBOR 3 Month + 4.13%),
4.13%, 08/31/26
(a)(c)
.............. EUR 300 296,184
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... USD 187 173,228
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 315,412
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,829,294
2,614,118
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 1,299 1,200,519
4.75%, 04/15/26
(c)
................ 600 539,170
6.50%, 04/15/26
(b)
................ USD 500 460,970
GSK Consumer Healthcare Capital US LLC,
3.63%, 03/24/32
(b)
............... 1,725 1,594,178
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 2,137 1,772,000
5,566,837
Pharmaceuticals — 0.4%
Almirall SA, 2.13%, 09/30/26
(c)
......... EUR 381 354,359
Astrazeneca Finance LLC, 2.25%, 05/28/31 . USD 155 134,927
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 30,019
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 ................. 3,264 2,411,606
6.13%, 02/01/27 ................. 761 646,850
5.00%, 02/15/29 ................. 1,202 625,040
6.25%, 02/15/29 ................. 62 32,996
7.25%, 05/30/29 ................. 759 411,758
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
1,525 1,505,078
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 332 328,830
3.40%, 07/26/29 ................. 25 24,132
2.95%, 03/15/32 ................. 31 28,397
3.70%, 03/15/52 ................. 760 656,392
3.90%, 03/15/62 ................. 230 199,369
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ 3,091 2,909,651
2.38%, 03/01/28
(c)
................ EUR 1,258 1,074,484
3.13%, 02/15/29
(b)
................ USD 1,049 860,635
3.50%, 04/01/30
(b)
................ 3,297 2,690,119
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 616,158
5.50%, 01/15/28
(b)
................ USD 2,250 1,879,859
Elanco Animal Health, Inc., 6.40%, 08/28/28
(d)
680 647,292
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 527,710
4.13%, 05/15/28 ................. 1,423 1,275,004
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 3,967 3,528,712
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 149,721
2.15%, 12/10/31 ................. 1,060 911,792
6.50%, 12/01/33
(d)
................ 185 223,576
2.45%, 06/24/50 ................. 175 122,898

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
74
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.75%, 12/10/51 ................. USD 825 $ 609,245
Nidda BondCo GmbH
(c)
5.00%, 09/30/25 ................. EUR 200 168,720
7.25%, 09/30/25 ................. 226 197,327
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(c)
................ 2,411 2,227,671
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 6,466 5,722,410
5.13%, 04/30/31 ................. 5,695 4,913,817
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 2,012 1,408,501
Pfizer, Inc.
3.45%, 03/15/29 ................. 940 912,769
2.55%, 05/28/40 ................. 245 191,806
5.60%, 09/15/40 ................. 140 156,248
4.30%, 06/15/43 ................. 155 149,869
Pharmacia LLC, 6.60%, 12/01/28
(d)
...... 300 338,073
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 1,041,907
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,320,024
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 1,888 1,902,122
3.18%, 07/09/50 ................. 1,747 1,307,556
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(c)
................ EUR 408 416,821
6.00%, 01/31/25 ................. 1,100 1,122,702
4.50%, 03/01/25 ................. 1,215 1,189,144
3.75%, 05/09/27 ................. 440 389,858
1.63%, 10/15/28
(c)
................ 300 221,013
4.38%, 05/09/30 ................. 359 299,043
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 1,400 1,365,000
7.13%, 01/31/25 ................. 200 194,163
Wyeth LLC, 5.95%, 04/01/37 .......... 700 807,746
53,380,919
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 588,120
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 2,990 2,302,300
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 7,537 6,510,084
House of Finance NV (The), 4.38%, 07/15/26
(c)
EUR 500 507,679
Korn Ferry, 4.63%, 12/15/27
(b)
......... USD 1,965 1,763,587
La Financiere Atalian SASU, 5.13%, 05/15/25
(c)
EUR 1,471 1,175,614
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 1,975,968
14,823,352
Real Estate Management & Development — 0.5%
ADLER Group SA
(c)
3.25%, 08/05/25 ................. EUR 1,000 564,677
2.75%, 11/13/26 ................. 1,000 525,023
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
USD 3,852 1,309,680
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(k)
....... 257 164,480
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 2,861 2,592,424
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(c)(l)
.............. EUR 1,100 850,057
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 298,756
Central China Real Estate Ltd.
(c)
7.90%, 11/07/23 ................. 557 218,205
7.25%, 08/13/24 ................. 498 152,450
China Aoyuan Group Ltd.
(c)(e)(m)
6.35%, 02/08/24 ................. 6,938 555,040
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.98%, 08/18/25 ................. USD 1,900 $ 180,262
China Evergrande Group
(c)(e)(m)
11.50%, 01/22/23 ................ 4,595 379,949
10.00%, 04/11/23 ................ 3,674 300,350
7.50%, 06/28/23 ................. 1,500 124,031
12.00%, 01/22/24 ................ 3,281 270,272
10.50%, 04/11/24 ................ 930 77,481
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(c)
.................... 3,349 1,105,170
CIFI Holdings Group Co. Ltd.
(c)
6.00%, 07/16/25 ................. 3,272 1,938,660
5.25%, 05/13/26 ................. 4,415 2,472,400
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(c)(l)
.............. EUR 600 427,564
Country Garden Holdings Co. Ltd., 4.20%,
02/06/26
(c)
.................... USD 1,982 1,040,550
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 778,669
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 627,198
Easy Tactic Ltd.
(c)
8.13%, 02/27/23 ................. USD 830 177,568
8.63%, 02/27/24 ................. 885 154,211
8.63%, 03/05/24 ................. 1,257 213,533
8.13%, 07/11/24 ................. 1,030 177,546
Fantasia Holdings Group Co. Ltd.
(c)(e)(m)
15.00%, 12/18/21 ................ 1,735 145,632
7.95%, 07/05/22 ................. 1,650 136,125
12.25%, 10/18/22 ................ 3,269 269,692
10.88%, 01/09/23 ................ 1,345 110,962
11.75%, 04/17/23 ................ 2,039 168,218
11.88%, 06/01/23 ................ 1,500 123,750
9.25%, 07/28/23 ................. 3,540 292,050
9.88%, 10/19/23 ................. 2,640 217,800
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(c)
.... EUR 1,025 574,831
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 1,033 866,429
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... 5,656 5,288,360
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(c)(l)
................... 800 675,400
Heimstaden Bostad AB
(a)(c)(l)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 276,457
(EUR Swap Annual 5 Year + 3.15%), 2.63% 1,275 677,902
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 445,860
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 1,636 1,370,150
4.13%, 02/01/29 ................. 1,028 792,884
4.38%, 02/01/31 ................. 1,118 827,412
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 3 1,471
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(m)
................. 2,986 1,382,679
Kaisa Group Holdings Ltd.
(c)(e)(m)
11.95%, 10/22/22 ................ 1,345 182,668
11.50%, 01/30/23 ................ 1,413 187,223
10.88%, 07/23/23 ................ 3,811 504,958
9.75%, 09/28/23 ................. 1,565 210,101
11.95%, 11/12/23 ................ 1,980 262,350
9.38%, 06/30/24 ................. 744 101,509
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
5,766 1,095,540
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... 1,000 908,937

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(c)(l)
............. USD 2,389 $ 2,299,860
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 3,052,526
3.93%, 02/28/30 ................. 3,080 2,945,827
Modern Land China Co. Ltd., 12.85%,
10/25/21
(c)(e)(m)
................. 330 52,800
Modernland Overseas Pte. Ltd., 3.00%, (3.00%
Cash or 3.00% PIK), 04/30/27
(c)(e)(k)(m)
... 1,450 618,912
Modernland Overseas Pte. Ltd., Series
2, 3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(c)(k)
................... 16 6,927
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 2,710 1,842,800
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(c)(l)
............. 6,084 5,140,980
Powerlong Real Estate Holdings Ltd.
(c)
7.13%, 11/08/22 ................. 1,008 196,560
6.95%, 07/23/23 ................. 895 156,625
6.25%, 08/10/24 ................. 762 129,540
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 1,995 1,512,848
5.25%, 04/15/30 ................. 1,079 798,460
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)
.................... 4,159 998,160
RKPF Overseas Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 1,034,000
6.00%, 09/04/25 ................. 2,230 1,092,700
Ronshine China Holdings Ltd.
(c)
8.10%, 06/09/23 ................. 945 122,850
7.35%, 12/15/23 ................. 1,027 128,375
Shimao Group Holdings Ltd.
(c)
5.60%, 07/15/26 ................. 895 93,975
3.45%, 01/11/31 ................. 1,145 120,225
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 1,022,985
6.15%, 08/24/24 ................. 2,955 2,437,875
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(c)
............... 209 94,416
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29
(c)
.................... 302 120,800
Sunac China Holdings Ltd.
(c)(e)(m)
7.50%, 02/01/24 ................. 828 115,920
7.00%, 07/09/25 ................. 3,573 500,220
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 3,674 3,159,640
Times China Holdings Ltd.
(c)
6.75%, 07/08/25 ................. 3,390 474,600
6.20%, 03/22/26 ................. 2,450 343,000
Unique Pub Finance Co. plc (The)
(c)
Series A4, 5.66%, 06/30/27 ......... GBP 563 717,611
Series N, 6.46%, 03/30/32
(d)
......... 800 1,115,172
Wanda Group Overseas Ltd., 7.50%,
07/24/22
(c)
.................... USD 1,535 1,488,950
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... 800 588,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 2,113 1,364,680
Yango Justice International Ltd.
(e)(m)
10.25%, 09/15/22 ................ 950 62,819
9.25%, 04/15/23
(c)
................ 2,081 124,860
8.25%, 11/25/23
(c)
................ 4,104 246,240
7.50%, 04/15/24
(c)
................ 2,675 160,500
7.88%, 09/04/24
(c)
................ 1,215 72,900
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
2,730 2,306,850
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd.
(c)(e)(m)
8.38%, 10/30/24 ................. USD 1,745 $ 122,150
7.70%, 02/20/25 ................. 3,562 231,530
8.30%, 05/27/25 ................. 900 58,500
7.38%, 01/13/26 ................. 2,220 144,300
7.85%, 08/12/26 ................. 1,680 109,200
6.35%, 01/13/27 ................. 2,087 135,655
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(e)(m)
.................. 1,041 67,535
75,505,414
Road & Rail — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
1,639 1,402,701
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
266 221,262
Avis Budget Finance plc, 4.75%, 01/30/26
(c)
. EUR 500 472,028
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. 1,300 1,081,013
6.13%, 11/30/28 ................. GBP 800 759,108
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. USD 300 329,108
5.15%, 09/01/43 ................. 100 103,682
4.90%, 04/01/44 ................. 995 999,606
4.15%, 04/01/45 ................. 100 90,856
4.70%, 09/01/45 ................. 200 195,886
4.05%, 06/15/48 ................. 100 90,612
3.55%, 02/15/50 ................. 105 87,650
2.88%, 06/15/52 ................. 305 227,740
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 570 445,854
4.80%, 08/01/45 ................. 200 197,583
3.10%, 12/02/51 ................. 515 379,335
CSX Corp.
3.80%, 03/01/28 ................. 150 146,344
4.25%, 03/15/29 ................. 200 198,963
4.30%, 03/01/48 ................. 430 392,340
4.75%, 11/15/48 ................. 165 161,111
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 925 845,536
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 800,965
5.00%, 12/01/29 ................. 839 646,030
Loxam SAS
(c)
4.25%, 04/15/24 ................. EUR 200 200,729
3.25%, 01/14/25 ................. 708 667,712
3.75%, 07/15/26 ................. 673 603,923
4.50%, 02/15/27 ................. 703 631,536
5.75%, 07/15/27 ................. 200 164,011
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(l)
.............. GBP 600 659,321
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,190,088
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 1,000 977,483
2.55%, 11/01/29 ................. 990 883,022
3.94%, 11/01/47 ................. 100 86,488
4.15%, 02/28/48 ................. 750 667,920
3.05%, 05/15/50 ................. 43 31,502
4.05%, 08/15/52 ................. 100 87,110
3.70%, 03/15/53 ................. 545 447,674
3.16%, 05/15/55 ................. 400 290,693
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(c)
.................... 3,500 3,342,115
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 10 7,925
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 3,115 3,066,372
4.20%, 04/01/27 ................. 340 331,597

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
76
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Ryder System, Inc.
2.50%, 09/01/24 ................. USD 550 $ 530,612
2.85%, 03/01/27 ................. 700 652,554
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 4,486 4,443,249
8.00%, 11/01/26 ................. 2,595 2,583,323
7.50%, 09/15/27 ................. 7,320 7,091,469
6.25%, 01/15/28 ................. 3,022 2,794,866
4.50%, 08/15/29 ................. 11,460 9,425,850
Union Pacific Corp.
2.89%, 04/06/36 ................. 200 165,325
3.55%, 08/15/39 ................. 3 2,591
4.05%, 03/01/46 ................. 25 22,504
3.50%, 02/14/53 ................. 515 419,459
3.95%, 08/15/59 ................. 1,005 856,152
3.84%, 03/20/60 ................. 411 343,067
3.80%, 04/06/71 ................. 100 80,107
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 2,670 2,276,175
56,299,837
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)(j)
0.00%, 03/05/25
(n)
................ EUR 600 489,674
2.13%, 11/03/27 ................. 600 450,237
Analog Devices, Inc.
2.95%, 04/01/25 ................. USD 850 832,648
2.80%, 10/01/41 ................. 235 184,120
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,249,600
Broadcom Corp., 3.88%, 01/15/27 ...... 475 457,043
Broadcom, Inc.
(b)
2.45%, 02/15/31 ................. 100 80,344
4.15%, 04/15/32 ................. 520 469,458
3.42%, 04/15/33 ................. 2,365 1,955,250
4.93%, 05/15/37 ................. 2,725 2,443,079
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 8,770 8,166,870
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 2,219 1,958,267
3.63%, 05/01/29 ................. 260 217,420
Intel Corp.
2.80%, 08/12/41 ................. 115 87,732
4.75%, 03/25/50 ................. 500 490,411
3.05%, 08/12/51 ................. 485 361,093
3.10%, 02/15/60 ................. 20 14,280
3.20%, 08/12/61 ................. 5 3,653
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,309,907
4.65%, 07/15/32 ................. 195 198,927
5.00%, 03/15/49 ................. 300 304,358
3.30%, 03/01/50 ................. 765 605,878
Lam Research Corp.
3.75%, 03/15/26 ................. 200 199,510
4.88%, 03/15/49 ................. 65 66,064
2.88%, 06/15/50 ................. 245 179,692
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 691,516
NXP BV
4.30%, 06/18/29 ................. 1,070 1,020,513
3.40%, 05/01/30 ................. 600 535,237
2.50%, 05/11/31 ................. 1,415 1,160,565
2.65%, 02/15/32 ................. 590 481,883
5.00%, 01/15/33 ................. 300 291,806
3.25%, 05/11/41 ................. 100 75,206
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 559,909
4.50%, 05/20/52 ................. 200 196,921
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 3,176 2,578,848
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
4.15%, 05/15/48 ................. USD 100 $ 95,917
2.70%, 09/15/51 ................. 265 201,432
TSMC Arizona Corp., 4.50%, 04/22/52 .... 1,285 1,260,225
31,925,493
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 173,749
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 17,214
2.40%, 12/15/31 ................. 1,565 1,277,364
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,041,096
7.13%, 10/02/25
(b)
................ USD 3,913 3,746,932
9.13%, 03/01/26
(b)
................ 5,305 4,955,993
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,410 4,022,357
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(c)
......... EUR 865 835,576
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 4,100 3,946,250
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 7,791 7,586,019
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 4,274 3,570,963
4.88%, 07/01/29 ................. 5,089 4,178,069
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
6,608 5,370,784
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 806,101
6.50%, 10/15/28 ................. 1,426 1,176,735
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,263,089
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 3,387 3,000,340
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 831,735
Microsoft Corp.
3.45%, 08/08/36 ................. 238 224,347
2.53%, 06/01/50 ................. 856 630,467
2.92%, 03/17/52 ................. 2,631 2,075,371
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,671 2,923,327
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
6,669 5,545,874
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 784,576
5.00%, 10/01/28 ................. 1,675 1,420,227
5.13%, 04/15/29 ................. 1,664 1,407,311
6.13%, 09/01/29 ................. 999 863,994
Open Text Corp.
(b)
3.88%, 02/15/28 ................. 403 358,440
3.88%, 12/01/29 ................. 1,195 1,005,772
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
1,906 1,648,785
Oracle Corp.
2.95%, 04/01/30 ................. 2,620 2,237,474
3.85%, 07/15/36 ................. 850 682,998
5.38%, 07/15/40 ................. 650 591,999
3.65%, 03/25/41 ................. 370 275,732
4.13%, 05/15/45 ................. 485 368,869
4.00%, 07/15/46 ................. 350 258,765
4.00%, 11/15/47 ................. 435 322,569
3.60%, 04/01/50 ................. 2,635 1,830,425
3.95%, 03/25/51 ................. 942 691,896
4.38%, 05/15/55 ................. 130 97,967
3.85%, 04/01/60 ................. 190 130,343
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 860 813,372
4.00%, 02/15/28 ................. 1,628 1,471,170
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 350,483
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 483,121
2.90%, 07/15/51 ................. 355 268,454

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
3.05%, 07/15/61 ................. USD 295 $ 215,695
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
11,305 10,542,591
TeamSystem SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(c)
......... EUR 392 369,250
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 1,334 1,001,094
VMware, Inc.
4.70%, 05/15/30 ................. 375 361,571
2.20%, 08/15/31 ................. 2,715 2,137,863
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 1,014,180
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
8,882 7,439,940
102,646,678
Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,051,448
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 202,995
4.75%, 03/01/30 ................. 231 189,940
5.00%, 02/15/32
(b)
................ 622 508,485
Bath & Body Works, Inc.
6.88%, 11/01/35 ................. 2,426 1,971,125
6.75%, 07/01/36 ................. 677 541,532
7.60%, 07/15/37 ................. 586 472,417
Carvana Co.
(b)
5.50%, 04/15/27 ................. 3,051 1,968,923
4.88%, 09/01/29 ................. 1,708 971,178
10.25%, 05/01/30 ................ 1,443 1,183,260
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 1,131,407
Douglas GmbH, 6.00%, 04/08/26
(c)
...... EUR 200 161,384
Dufry One BV
(c)
2.50%, 10/15/24 ................. 500 473,500
0.75%, 03/30/26
(j)
................ CHF 600 476,260
eG Global Finance plc
4.38%, 02/07/25
(c)
................ EUR 453 422,502
6.75%, 02/07/25
(b)
................ USD 2,476 2,334,583
6.25%, 10/30/25
(c)
................ EUR 2,401 2,254,909
8.50%, 10/30/25
(b)
................ USD 2,845 2,756,094
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 1,045 921,807
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 897 749,698
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,793 1,398,056
Home Depot, Inc. (The)
4.20%, 04/01/43 ................. 125 116,824
4.50%, 12/06/48 ................. 815 794,136
3.35%, 04/15/50 ................. 775 629,299
3.63%, 04/15/52 ................. 500 428,882
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 579,675
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 3,149 2,027,371
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,684,314
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 848,531
Lowe's Cos., Inc.
4.65%, 04/15/42 ................. 310 286,631
3.70%, 04/15/46 ................. 735 589,085
5.13%, 04/15/50 ................. 130 126,879
3.00%, 10/15/50 ................. 675 470,325
3.50%, 04/01/51 ................. 130 98,497
4.25%, 04/01/52 ................. 1,240 1,073,775
4.45%, 04/01/62 ................. 320 273,347
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,217,781
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 987 925,312
3.75%, 06/15/29
(b)
................ 525 437,147
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 7,185 6,470,164
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 336 260,336
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 2,914 2,369,125
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. USD 6,382 $ 5,584,250
6.13%, 07/01/29 ................. 4,083 3,221,386
6.00%, 12/01/29 ................. 4,618 3,626,192
Staples, Inc.
(b)
7.50%, 04/15/26 ................. 4,408 3,653,659
10.75%, 04/15/27 ................ 554 365,640
Tendam Brands SAU
(c)
5.00%, 09/15/24 ................. EUR 255 254,534
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 270 270,095
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 7,329 5,863,200
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 1,603 1,334,498
68,022,393
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,800 1,620,810
4.50%, 02/23/36 ................. 1,075 1,120,490
3.45%, 02/09/45 ................. 225 195,676
3.85%, 08/04/46 ................. 1,100 1,006,136
2.65%, 05/11/50 ................. 990 730,233
2.65%, 02/08/51 ................. 1,460 1,076,044
2.70%, 08/05/51 ................. 370 275,957
Dell International LLC, 6.02%, 06/15/26 ... 875 908,212
HP, Inc.
2.20%, 06/17/25 ................. 500 472,508
1.45%, 06/17/26 ................. 2,170 1,927,639
3.00%, 06/17/27 ................. 500 462,270
Xerox Corp., 4.80%, 03/01/35 ......... 391 300,033
10,096,008
Textiles, Apparel & Luxury Goods — 0.0%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(c)
EUR 381 314,923
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 317 234,478
4.13%, 08/15/31 ................. 809 572,575
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(e)(j)(m)
............ EUR 1,300 927,869
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 747 593,208
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 1,288 1,052,940
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,209,927
5,905,920
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 4,152 3,915,834
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 901,830
Jerrold Finco plc
(c)
4.88%, 01/15/26 ................. GBP 317 338,806
5.25%, 01/15/27 ................. 947 1,016,467
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 2,155 1,739,779
4.75%, 06/15/29 ................. 1,068 821,749
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,058,422
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 3,541 3,071,605
5.13%, 12/15/30 ................. 670 500,845
5.75%, 11/15/31 ................. 1,178 901,995
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.88%
(a)(c)(l)
.............. GBP 3,534 4,066,829
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(c)(l)
.......... EUR 1,200 1,147,505
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 1,105 913,183
20,394,849

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
78
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Tobacco — 0.0%
Altria Group, Inc.
5.80%, 02/14/39 ................. USD 200 $ 181,756
5.95%, 02/14/49 ................. 1,747 1,530,824
3.70%, 02/04/51 ................. 385 246,073
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,157,106
4.39%, 08/15/37 ................. 1,775 1,408,091
3.73%, 09/25/40 ................. 420 294,500
4.54%, 08/15/47 ................. 688 504,446
4.76%, 09/06/49 ................. 165 124,407
5,447,203
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,400 1,318,349
2.88%, 01/15/26 ................. 3,485 3,198,867
1.88%, 08/15/26 ................. 1,880 1,624,290
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,559,188
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,067,757
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 2,261 2,133,276
9.75%, 08/01/27 ................. 308 301,040
5.50%, 05/01/28 ................. 2,086 1,721,815
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 1,251 916,357
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 263,652
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 1,326 1,210,507
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 5,957 4,983,984
United Rentals North America, Inc.
5.50%, 05/15/27 ................. 943 924,767
5.25%, 01/15/30 ................. 6 5,565
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,302,992
7.25%, 06/15/28 ................. 4,784 4,731,376
28,263,782
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(l)
. EUR 600 501,500
Autostrade per l'Italia SpA
1.75%, 02/01/27 ................. 500 459,598
1.63%, 01/25/28 ................. 725 632,608
2.00%, 12/04/28 ................. 495 422,790
2.00%, 01/15/30 ................. 2,482 2,035,292
Getlink SE, 3.50%, 10/30/25 .......... 801 800,305
4,852,093
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 1,089 1,236,465
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,233,619
4.38%, 04/22/49 ................. 550 508,681
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 12,555 11,282,300
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(c)(l)
.............. 1,770 1,646,100
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 1,987 1,025,844
Matterhorn Telecom SA, 4.00%, 11/15/27
(c)
. EUR 1,100 979,833
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. USD 3,234 2,756,729
4.50%, 04/27/31 ................. 1,727 1,277,980
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ USD 775 $ 708,668
4.30%, 02/15/48 ................. 77 64,442
4.35%, 05/01/49 ................. 181 153,607
3.70%, 11/15/49 ................. 240 182,896
4.55%, 03/15/52
(b)
................ 1,105 970,364
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ................. EUR 1,370 1,284,944
4.50%, 04/20/25 ................. 200 189,679
4.75%, 07/30/25 ................. 1,783 1,656,649
3.13%, 09/19/25 ................. 1,200 1,053,366
2.88%, 01/06/27 ................. 606 490,395
5.00%, 04/15/28 ................. 200 166,247
Sprint Corp., 7.63%, 03/01/26 ......... USD 2,839 2,991,246
Telefonica Europe BV, (EUR Swap Annual 8
Year + 2.97%), 3.88%
(a)(c)(l)
.......... EUR 800 750,002
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,453,328
4.75%, 02/01/28 ................. 2,948 2,857,231
2.63%, 02/15/29 ................. 4,124 3,471,529
3.38%, 04/15/29
(b)
................ 615 538,125
3.38%, 04/15/29 ................. 1,028 899,500
2.55%, 02/15/31 ................. 1,000 841,444
2.88%, 02/15/31 ................. 1,132 939,820
3.50%, 04/15/31
(b)
................ 408 352,280
3.50%, 04/15/31 ................. 1,275 1,100,873
2.70%, 03/15/32
(b)
................ 555 465,638
4.38%, 04/15/40 ................. 475 423,998
3.00%, 02/15/41 ................. 880 656,297
4.50%, 04/15/50 ................. 109 96,716
3.30%, 02/15/51 ................. 925 673,570
3.40%, 10/15/52
(b)
................ 200 147,694
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 869,050
4.25%, 01/31/31
(b)
................ USD 493 396,249
4.50%, 07/15/31
(c)
................ GBP 1,204 1,154,183
4.75%, 07/15/31
(b)
................ USD 6,958 5,621,020
Vodafone Group plc
6.15%, 02/27/37 ................. 100 107,918
5.25%, 05/30/48 ................. 722 686,886
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 675,048
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... USD 14,595 14,316,965
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 361,752
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(c)
....... 400 317,236
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 7,145 5,930,350
76,728,291
Total Corporate Bonds — 27.7%
(Cost: $4,863,853,776) ........................... 4,119,183,698
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)
Bank of Montreal (Lockheed Martin Corp.),
19.95%, 07/15/22 ................ 4 1,834,080
BNP Paribas SA (Huntington Ingalls Industries,
Inc.), 21.70%, 07/14/22 ............. 17 3,638,274
HSBC Bank plc (Airbus SE), 22.56%, 08/05/22 EUR 18 1,766,605
Royal Bank of Canada (BAE Systems plc),
15.54%, 08/05/22 ................ GBP 249 2,456,227

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Royal Bank of Canada (Raytheon Technologies
Corp.), 19.45%, 08/01/22 ........... USD 30 $ 2,822,778
12,517,964
Air Freight & Logistics — 0.1%
(b)
Credit Suisse AG (United Parcel Service, Inc.),
7.40%, 07/27/22 ................. 91 16,500,568
JPMorgan Structured Products BV (FedEx
Corp.), 27.99%, 07/28/22
(c)
.......... 7 1,641,073
18,141,641
Airlines — 0.1%
Societe Generale SA (Delta Air Lines, Inc.),
11.86%, 07/12/22
(b)
............... 260 7,568,779
Auto Components — 0.0%
(b)
Royal Bank of Canada (Goodyear Tire &
Rubber Co. (The)), 29.20%, 08/05/22 ... 177 1,932,316
Societe Generale SA (Lear Corp.),
38.25%, 07/14/22 ................ 18 2,344,647
4,276,963
Automobiles — 0.2%
(b)
BMO Capital Markets Corp. (General Motors
Co.), 26.04%, 08/12/22 ............. 67 2,187,024
Credit Suisse AG (Ford Motor Co.),
22.55%, 07/28/22 ................ 311 3,495,990
Credit Suisse AG (Tesla, Inc.),
19.00%, 07/14/22 ................ 16 10,818,563
Royal Bank of Canada (Volkswagen AG),
13.91%, 07/25/22 ................ EUR 57 7,664,791
24,166,368
Banks — 0.6%
(b)
Citigroup, Inc. (JPMorgan Chase & Co.),
21.82%, 07/15/22 ................ USD 74 8,360,463
JPMorgan Structured Products BV (Bank of
America Corp.), 14.41%, 07/15/22
(c)
.... 731 22,942,789
JPMorgan Structured Products BV (Citigroup,
Inc.), 22.20%, 07/14/22
(c)
........... 105 4,866,758
JPMorgan Structured Products BV (Citizens
Financial Group, Inc.), 14.75%, 07/20/22
(c)
107 3,871,680
JPMorgan Structured Products BV
(First Citizens BancShares, Inc.),
19.41%, 07/28/22
(c)
............... 5 3,422,328
JPMorgan Structured Products BV (Signature
Bank), 18.74%, 07/20/22
(c)
.......... 8 1,499,022
Royal Bank of Canada (Banco Bilbao Vizcaya
Argentaria SA), 13.54%, 07/25/22 ..... EUR 1,186 5,429,061
Royal Bank of Canada (Truist Financial Corp.),
12.74%, 07/20/22 ................ USD 91 4,373,144
Societe Generale SA (Comerica, Inc.),
19.95%, 07/22/22 ................ 11 845,378
Societe Generale SA (First Republic Bank),
7.78%, 07/12/22 ................. 73 10,493,185
Societe Generale SA (JPMorgan Chase & Co.),
16.47%, 07/12/22 ................ 99 11,141,909
Societe Generale SA (Wells Fargo & Co.),
21.68%, 07/22/22 ................ 84 3,351,066
UBS AG (Kotak Mahindra Bank Ltd.),
10.90%, 08/19/22 ................ 23 2,985,557
UBS AG (M&T Bank Corp.), 11.20%, 08/19/22 15 2,410,251
85,992,591
Beverages — 0.3%
(b)
Credit Suisse AG (Anheuser-Busch InBev SA/
NV), 13.50%, 07/25/22 ............. EUR 105 5,637,874
JPMorgan Structured Products BV (Diageo
plc), 9.85%, 07/25/22
(c)
............. GBP 213 9,184,421
Security
Par (000)
Par (000) Value
Beverages (continued)
Royal Bank of Canada (Coca-Cola Co. (The)),
10.57%, 07/21/22 ................ USD 238 $ 15,087,263
Royal Bank of Canada (PepsiCo, Inc.),
14.55%, 07/13/22 ................ 87 14,528,737
44,438,295
Biotechnology — 0.2%
(b)
Citigroup, Inc. (Abcam plc), 7.99%, 07/22/22 60 8,577,296
JPMorgan Structured Products BV (AbbVie,
Inc.), 9.25%, 07/26/22
(c)
............ 71 10,800,454
Societe Generale SA (Abcam plc),
10.27%, 07/12/22 ................ 55 7,770,300
27,148,050
Building Products — 0.1%
(b)
JPMorgan Structured Products BV (Owens
Corning), 11.85%, 07/29/22
(c)
......... 129 9,626,061
Royal Bank of Canada (Masco Corp.),
8.91%, 07/29/22 ................. 167 8,457,802
18,083,863
Capital Markets — 0.3%
(b)
BNP Paribas SA (Bank of New York Mellon
Corp. (The)), 15.14%, 07/15/22 ....... 52 2,182,011
BNP Paribas SA (KKR & Co., Inc.),
19.24%, 08/03/22 ................ 39 1,850,259
Credit Suisse AG (Morgan Stanley),
14.15%, 07/12/22 ................ 151 11,524,548
Credit Suisse AG (TMX Group Ltd.),
18.85%, 07/14/22 ................ 656 11,866,440
Societe Generale SA (Goldman Sachs Group,
Inc. (The)), 16.36%, 07/12/22 ........ 40 11,818,458
Societe Generale SA (Interactive Brokers
Group, Inc.), 17.52%, 07/20/22 ....... 69 3,833,419
Societe Generale SA (Netwealth Group Ltd.),
22.98%, 07/08/22 ................ 136 2,597,166
Societe Generale SA (Raymond James
Financial, Inc.), 16.32%, 07/28/22 ...... 33 2,985,623
UBS AG (Invesco Ltd.), 29.10%, 08/12/22 .. 95 1,576,256
50,234,180
Chemicals — 0.2%
(b)
BNP Paribas SA (DuPont de Nemours, Inc.),
17.28%, 08/03/22 ................ 81 4,564,699
BNP Paribas SA (PPG Industries, Inc.),
27.64%, 07/29/22 ................ 19 2,181,426
Citigroup, Inc. (Mosaic Co. (The)),
25.49%, 08/03/22 ................ 161 7,768,555
JPMorgan Structured Products BV
(LyondellBasell Industries NV),
20.38%, 07/12/22
(c)
............... 145 12,796,903
Societe Generale SA (Dow, Inc.),
12.14%, 07/21/22 ................ 93 4,822,128
32,133,711
Commercial Services & Supplies — 0.2%
Royal Bank of Canada (Boyd Group Services,
Inc.), 21.69%, 08/11/22
(b)
............ 151 7,617,353
Royal Bank of Canada (Waste Management,
Inc.), 6.63%, 07/28/22
(b)
............ 59 8,846,324
Societe Generale SA (Waste Management,
Inc.)
11.73%, 07/27/22
(b)
............... 26 4,044,882
10.54%, 07/28/22
(b)
............... 33 5,157,170
25,665,729

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
80
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(b)
Citigroup, Inc. (Telefonaktiebolaget LM
Ericsson), 22.38%, 07/28/22 ......... USD 67 $ 505,054
Credit Suisse AG (Cisco Systems, Inc.),
19.20%, 07/15/22 ................ 122 5,185,007
Societe Generale SA (Juniper Networks, Inc.),
18.26%, 07/27/22 ................ 140 4,038,682
9,728,743
Consumer Finance — 0.2%
(b)
BNP Paribas SA (Ally Financial, Inc.),
15.86%, 07/20/22 ................ 111 3,763,814
Royal Bank of Canada (American Express Co.),
14.45%, 07/14/22 ................ 101 14,088,586
Royal Bank of Canada (Synchrony Financial),
15.07%, 07/20/22 ................ 150 4,207,950
22,060,350
Containers & Packaging — 0.2%
(b)
Royal Bank of Canada (Ball Corp.),
12.87%, 07/14/22 ................ 229 15,780,061
Royal Bank of Canada (Sealed Air Corp.),
16.34%, 08/03/22 ................ 68 3,998,131
Societe Generale SA (Sealed Air Corp.),
24.68%, 07/22/22 ................ 42 2,450,270
22,228,462
Diversified Financial Services — 0.5%
(b)
Citigroup, Inc. (Apollo Global Management,
Inc.), 29.36%, 08/26/22 ............. 96 4,690,467
Credit Suisse AG (Berkshire Hathaway, Inc.),
8.20%, 08/09/22 ................. 132 36,510,765
JPMorgan Structured Products BV (Berkshire
Hathaway, Inc.), 7.77%, 07/14/22
(c)
..... 69 18,823,291
Merrill Lynch International & Co. (AMP Ltd.),
13.57%, 07/27/22 ................ 8 1,911,172
Royal Bank of Canada (Equitable Holdings,
Inc.), 21.20%, 07/08/22 ............. 60 1,574,627
UBS AG (AMP Ltd.), 7.80%, 07/27/22 ..... 35 8,365,160
71,875,482
Diversified Telecommunication Services — 0.2%
(b)
BNP Paribas SA (Verizon Communications,
Inc.), 20.57%, 07/22/22 ............. 75 3,768,119
Citigroup Global Markets Holdings (Telekom
Malaysia Bhd.), 36.76%, 07/22/22 ..... 471 9,882,995
Citigroup, Inc. (Telekom Malaysia Bhd.),
19.01%, 08/26/22 ................ 168 3,440,799
Credit Suisse AG (Verizon Communications,
Inc.), 13.05%, 07/25/22 ............. 108 5,396,502
22,488,415
Electric Utilities — 0.0%
(b)
BNP Paribas SA (American Electric Power Co.,
Inc.), 12.87%, 07/14/22 ............. 24 2,285,868
BNP Paribas SA (Edison International),
29.67%, 08/01/22 ................ 33 2,089,405
4,375,273
Electrical Equipment — 0.1%
(b)
Royal Bank of Canada (Eaton Corp. plc),
12.88%, 08/03/22 ................ 44 5,575,774
Royal Bank of Canada (Schneider Electric SE),
14.69%, 07/25/22 ................ EUR 64 7,660,703
13,236,477
Electronic Equipment, Instruments & Components — 0.1%
(b)
Credit Suisse AG (Corning, Inc.),
9.50%, 07/28/22 ................. USD 326 10,321,248
Credit Suisse AG (Zebra Technologies Corp.),
19.20%, 08/03/22 ................ 6 1,819,073
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
JPMorgan Structured Products BV (Corning,
Inc.), 15.66%, 07/27/22
(c)
........... USD 122 $ 3,883,118
Societe Generale SA (Flex Ltd.),
20.09%, 07/29/22 ................ 266 3,902,923
19,926,362
Energy Equipment & Services — 0.0%
JPMorgan Structured Products BV (Halliburton
Co.), 18.43%, 07/20/22
(b)(c)
.......... 57 1,827,291
Entertainment — 0.1%
(b)
Citigroup Global Markets Holdings (Electronic
Arts, Inc.), 17.49%, 08/03/22 ......... 55 6,712,669
Societe Generale SA (Walt Disney Co. (The)),
17.90%, 08/11/22 ................ 82 7,813,037
14,525,706
Equity Real Estate Investment Trusts (REITs) — 0.4%
(b)
BNP Paribas SA (American Tower Corp.),
9.86%, 07/26/22 ................. 46 11,699,086
BNP Paribas SA (Crown Castle International
Corp.), 18.21%, 07/22/22 ........... 57 9,671,686
BNP Paribas SA (Outfront Media, Inc.),
21.09%, 08/03/22 ................ 284 4,828,979
BNP Paribas SA (SL Green Realty Corp.),
23.14%, 07/08/22 ................ 54 2,522,812
Goldman Sachs International (Lamar
Advertising Co.), 14.35%, 08/03/22 ..... 54 4,821,929
JPMorgan Structured Products BV (Centuria
Office REIT), 29.13%, 07/29/22
(c)
...... 17 1,780,124
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.25%, 08/04/22 ............. 204 3,268,886
Royal Bank of Canada (Prologis, Inc.),
11.50%, 07/20/22 ................ 70 8,368,568
Societe Generale SA (Prologis, Inc.),
13.84%, 07/27/22 ................ 67 7,868,434
54,830,504
Food & Staples Retailing — 0.2%
Citigroup, Inc. (Costco Wholesale Corp.),
12.40%, 09/23/22
(b)
............... 47 22,105,939
JPMorgan Structured Products BV (Kroger Co.
(The))
17.98%, 09/09/22
(b)(c)
.............. 101 4,814,332
19.22%, 09/09/22
(b)(c)
.............. 81 3,863,865
30,784,136
Food Products — 0.1%
(b)
BMO Capital Markets Corp. (Kraft Heinz Co.
(The)), 18.74%, 08/26/22 ........... 44 1,636,300
BNP Paribas SA (Mondelez International, Inc.),
23.70%, 07/08/22 ................ 33 2,084,515
HSBC Bank plc (Danone SA),
14.20%, 08/25/22 ................ EUR 27 1,479,765
Royal Bank of Canada (Tyson Foods, Inc.),
14.01%, 08/09/22 ................ USD 23 1,967,785
Societe Generale SA (Hershey Co. (The)),
8.93%, 07/29/22 ................. 33 7,211,046
Societe Generale SA (Mondelez International,
Inc.), 8.66%, 07/28/22 ............. 101 6,310,638
20,690,049
Health Care Equipment & Supplies — 0.1%
(b)
BNP Paribas SA (Dentsply Sirona, Inc.),
27.27%, 07/08/22 ................ 59 2,138,615
BNP Paribas SA (Medtronic plc),
22.80%, 08/12/22 ................ 39 3,549,102
Citigroup, Inc. (Abbott Laboratories),
14.75%, 07/22/22 ................ 106 11,584,579

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
UBS AG (Zimmer Biomet Holdings, Inc.),
21.80%, 08/12/22 ................ USD 28 $ 2,952,043
20,224,339
Health Care Providers & Services — 0.8%
BMO Capital Markets Corp. (Cigna Corp.),
18.50%, 08/26/22
(b)
............... 11 2,893,117
Citigroup, Inc. (Cigna Corp.),
11.65%, 08/05/22
(b)
............... 35 9,072,035
Citigroup, Inc. (Humana, Inc.),
13.83%, 08/19/22
(b)
............... 6 2,769,097
Citigroup, Inc. (Laboratory Corp. of America
Holdings), 19.72%, 08/26/22
(b)
........ 17 3,844,091
Credit Suisse AG (CVS Health Corp.),
11.75%, 07/12/22
(b)
............... 164 15,238,786
Royal Bank of Canada (Cardinal Health, Inc.),
25.35%, 07/08/22
(b)
............... 56 2,937,763
Royal Bank of Canada (CVS Health Corp.),
22.07%, 08/01/22
(b)
............... 15 1,376,204
Royal Bank of Canada (Laboratory Corp. of
America Holdings), 15.35%, 07/29/22
(b)
.. 12 2,956,432
Societe Generale SA (McKesson Corp.),
11.99%, 07/12/22
(b)
............... 48 15,562,088
Societe Generale SA (UnitedHealth Group,
Inc.)
15.09%, 07/12/22
(b)
............... 42 21,707,686
15.46%, 07/18/22
(b)
............... 79 40,215,790
118,573,089
Health Care Technology — 0.0%
(b)
Royal Bank of Canada (CompuGroup Medical
SE & Co. KgaA), 26.46%, 08/03/22 ..... 42 3,852,311
Societe Generale SA (CompuGroup Medical
SE & Co. KgaA), 22.42%, 07/15/22 ..... 16 1,470,644
5,322,955
Hotels, Restaurants & Leisure — 0.1%
(b)
BMO Capital Markets Corp. (Wendy's Co.
(The)), 16.70%, 08/10/22 ........... 179 3,269,184
BNP Paribas SA (Chipotle Mexican Grill, Inc.),
11.27%, 07/20/22 ................ 4 4,817,889
JPMorgan Structured Products BV (McDonald's
Corp.), 10.33%, 07/27/22
(c)
.......... 21 5,324,023
Royal Bank of Canada (Choice Hotels
International, Inc.), 20.57%, 08/04/22 ... 25 2,846,197
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 17.71%, 07/29/22 ...... 35 4,028,238
20,285,531
Household Durables — 0.1%
(b)
JPMorgan Structured Products BV (Whirlpool
Corp.), 7.35%, 07/26/22
(c)
........... 34 5,272,833
Societe Generale SA (Toll Brothers, Inc.),
23.23%, 08/24/22 ................ 88 3,933,008
9,205,841
Household Products — 0.1%
Citigroup, Inc. (Procter & Gamble Co. (The)),
12.35%, 07/29/22
(b)
............... 142 20,402,423
Insurance — 0.2%
(b)
BMO Capital Markets Corp. (Admiral Group
plc), 14.51%, 07/27/22 ............. 59 4,600,543
BNP Paribas SA (American International
Group, Inc.), 24.90%, 07/29/22 ....... 62 3,215,175
BNP Paribas SA (Fidelity National Financial,
Inc.), 25.00%, 07/29/22 ............. 59 2,216,270
BNP Paribas SA (Principal Financial Group,
Inc.), 14.45%, 07/29/22 ............. 47 3,171,172
Security
Par (000)
Par (000) Value
Insurance (continued)
Citigroup, Inc. (Marsh & McLennan Cos., Inc.),
9.80%, 07/22/22 ................. USD 33 $ 5,099,803
Credit Suisse AG (Admiral Group plc),
8.35%, 07/28/22 ................. 129 10,094,659
UBS AG (Willis Towers Watson plc),
16.50%, 08/19/22 ................ 15 2,897,725
31,295,347
Interactive Media & Services — 0.4%
(b)
Credit Suisse AG (Meta Platforms, Inc.),
22.05%, 07/28/22 ................ 88 14,138,249
Credit Suisse AG (TripAdvisor, Inc.),
26.75%, 08/04/22 ................ 89 1,636,121
Nomura Bank International plc (Alphabet, Inc.),
9.33%, 07/12/22 ................. 20 43,230,807
59,005,177
Internet & Direct Marketing Retail — 0.3%
(b)
Royal Bank of Canada (Amazon.com, Inc.),
16.35%, 07/29/22 ................ 14 29,492,069
Societe Generale SA (Amazon.com, Inc.),
11.57%, 07/12/22 ................ 5 10,203,497
39,695,566
IT Services — 0.5%
(b)
BNP Paribas SA (Fidelity National Information
Services, Inc.), 16.83%, 08/03/22 ...... 64 5,992,194
BNP Paribas SA (Global Payments, Inc.),
16.44%, 08/03/22 ................ 50 5,582,799
BNP Paribas SA (SS&C Technologies Holdings,
Inc.), 27.26%, 08/01/22 ............. 56 3,306,528
BNP Paribas SA (Visa, Inc.), 11.38%, 07/27/22 120 23,832,958
Credit Suisse AG (FleetCor Technologies, Inc.),
13.60%, 08/04/22 ................ 9 1,936,989
JPMorgan Structured Products BV (Mastercard,
Inc.), 13.92%, 07/29/22
(c)
........... 59 18,686,546
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
24.90%, 08/01/22 ................ 29 2,694,314
Royal Bank of Canada (PayPal Holdings, Inc.),
25.76%, 07/28/22 ................ 52 3,720,338
Societe Generale SA (Cognizant Technology
Solutions Corp.), 19.30%, 07/15/22 ..... 46 3,159,092
Societe Generale SA (GoDaddy, Inc.),
13.87%, 07/12/22 ................ 140 9,761,517
78,673,275
Leisure Products — 0.0%
(b)
Royal Bank of Canada (Hasbro, Inc.),
11.96%, 07/26/22 ................ 27 2,231,738
Societe Generale SA (Mattel, Inc.),
19.81%, 07/27/22 ................ 177 3,985,417
6,217,155
Life Sciences Tools & Services — 0.2%
(b)
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 12.33%, 07/27/22 ............. 19 10,524,748
Citigroup, Inc. (Danaher Corp.),
15.80%, 07/22/22 ................ 51 12,945,134
23,469,882
Machinery — 0.1%
(b)
BNP Paribas SA (Caterpillar, Inc.),
14.04%, 07/29/22 ................ 25 4,524,099
Goldman Sachs International (Deere & Co.),
19.21%, 08/22/22 ................ 23 7,185,333
JPMorgan Structured Products BV (Middleby
Corp. (The)), 18.51%, 08/12/22
(c)
...... 14 1,806,284
13,515,716

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Media — 0.0%
(b)
BMO Capital Markets Corp. (Comcast Corp.),
18.56%, 07/28/22 ................ USD 27 $ 1,074,609
Nomura Bank International plc (Comcast
Corp.), 15.32%, 07/29/22 ........... 103 4,042,077
5,116,686
Metals & Mining — 0.4%
(b)
BNP Paribas SA (Aneka Tambang Tbk. PT),
22.32%, 08/12/22 ................ 4 1,783,269
BNP Paribas SA (Freeport-McMoRan, Inc.),
23.97%, 07/22/22 ................ 162 4,806,446
Citigroup, Inc. (Freeport-McMoRan, Inc.),
21.10%, 07/21/22 ................ 125 3,712,116
Credit Suisse AG (Cleveland-Cliffs, Inc.),
19.20%, 07/14/22 ................ 711 11,047,588
Credit Suisse AG (Perseus Mining Ltd.),
24.85%, 08/05/22 ................ GBP 240 2,983,732
JPMorgan Structured Products BV (Freeport-
McMoRan, Inc.), 11.23%, 07/14/22
(c)
.... USD 566 16,657,471
Royal Bank of Canada (Perseus Mining Ltd.),
21.16%, 07/14/22 ................ 22 2,105,620
Royal Bank of Canada (Ramelius Resources
Ltd.), 11.28%, 07/25/22 ............. EUR 6 6,823,317
Societe Generale SA (Aneka Tambang Tbk.
PT), 13.15%, 07/21/22 ............. USD 25 12,221,982
62,141,541
Multiline Retail — 0.1%
(b)
Citigroup Global Markets Holdings (Macy's,
Inc.), 27.82%, 08/19/22 ............. 234 4,400,749
Goldman Sachs International (Target Corp.),
16.20%, 08/17/22 ................ 54 7,589,742
JPMorgan Structured Products BV (Dollar
General Corp.), 22.75%, 07/29/22
(c)
.... 12 2,760,755
14,751,246
Multi-Utilities — 0.0%
(b)
BNP Paribas SA (Ameren Corp.),
19.95%, 07/29/22 ................ 7 657,035
UBS AG (Public Service Enterprise Group,
Inc.), 17.00%, 08/12/22 ............. 21 1,347,817
2,004,852
Oil, Gas & Consumable Fuels — 0.6%
(b)
BMO Capital Markets Corp. (EQT Corp.),
32.40%, 07/28/22 ................ 69 2,441,169
BNP Paribas SA (Chevron Corp.),
15.50%, 07/29/22 ................ 136 19,944,925
Citigroup Global Markets Holdings (EOG
Resources, Inc.), 22.80%, 08/05/22 .... 30 3,360,643
Citigroup Global Markets Holdings (Pioneer
Natural Resources Co.), 31.91%, 08/03/22 42 9,478,580
Citigroup, Inc. (Hess Corp.), 15.45%, 08/19/22 22 2,332,358
Credit Suisse AG (Occidental Petroleum Corp.),
43.60%, 08/03/22 ................ 35 2,078,205
Goldman Sachs International (Williams Cos.,
Inc. (The)), 13.16%, 08/19/22 ........ 61 1,914,658
JPMorgan Structured Products BV (BP plc),
21.52%, 08/05/22
(c)
............... GBP 699 3,371,742
Merrill Lynch International & Co. (Exxon Mobil
Corp.), 17.80%, 08/01/22 ........... USD 122 10,445,280
Nomura Bank International plc (APA Corp.),
18.48%, 07/14/22 ................ 370 13,038,951
Nomura Bank International plc (Diamondback
Energy, Inc.), 16.69%, 07/14/22 ....... 121 14,746,674
Nomura Bank International plc (EOG
Resources, Inc.), 27.17%, 08/04/22 .... 17 1,936,090
85,089,275
Security
Par (000)
Par (000) Value
Personal Products — 0.0%
BNP Paribas SA (Unilever plc),
19.83%, 07/29/22
(b)
............... USD 72 $ 3,312,502
Pharmaceuticals — 0.9%
(b)
BNP Paribas SA (Bristol-Myers Squibb Co.),
10.98%, 07/27/22 ................ 159 12,171,201
BNP Paribas SA (Eli Lilly & Co.),
13.87%, 08/03/22 ................ 55 16,949,377
BNP Paribas SA (Merck KGaA),
20.19%, 07/15/22 ................ 24 2,195,569
BNP Paribas SA (Pfizer, Inc.),
15.92%, 08/03/22 ................ 350 18,076,739
Credit Suisse AG (Bayer AG),
19.95%, 08/25/22 ................ EUR 47 2,802,620
Credit Suisse AG (Johnson & Johnson),
5.85%, 07/19/22 ................. USD 47 8,314,742
HSBC Bank plc (Sanofi), 11.18%, 08/25/22 . EUR 41 4,167,221
JPMorgan Structured Products BV (Johnson &
Johnson), 6.47%, 07/20/22
(c)
......... USD 91 16,197,965
Nomura Bank International plc (Merck KGaA),
14.37%, 07/12/22 ................ 231 21,191,072
Royal Bank of Canada (AstraZeneca plc),
17.08%, 08/05/22 ................ GBP 45 5,777,756
Royal Bank of Canada (Merck KGaA),
11.35%, 07/27/22 ................ USD 184 16,610,685
Royal Bank of Canada (Sanofi),
12.28%, 07/25/22 ................ EUR 2,919 8,284,279
Societe Generale SA (Bausch Health Cos.,
Inc.), 26.29%, 07/12/22 ............. USD 774 6,535,013
139,274,239
Professional Services — 0.1%
(b)
BMO Capital Markets Corp. (Equifax, Inc.),
15.54%, 07/21/22 ................ 26 4,757,970
Goldman Sachs International (Leidos Holdings,
Inc.), 17.72%, 08/01/22 ............. 24 2,351,881
Societe Generale SA (Equifax, Inc.),
22.48%, 07/21/22 ................ 43 7,918,322
15,028,173
Real Estate Management & Development — 0.0%
JPMorgan Structured Products BV (Sirius Real
Estate Ltd.), 23.20%, 07/29/22
(b)(c)
...... 13 1,951,494
Road & Rail — 0.4%
(b)
Citigroup, Inc. (Union Pacific Corp.),
9.91%, 07/22/22 ................. 46 9,921,774
Goldman Sachs International (Union Pacific
Corp.), 8.97%, 07/22/22 ............ 23 4,941,226
Nomura Bank International plc (Union Pacific
Corp.), 12.64%, 07/22/22 ........... 47 9,976,754
Royal Bank of Canada (Old Dominion Freight
Line, Inc.), 8.26%, 07/14/22 .......... 64 16,556,952
Societe Generale SA (CSX Corp.),
11.09%, 07/21/22 ................ 193 5,634,704
Societe Generale SA (Knight-Swift
Transportation Holdings, Inc.),
16.49%, 07/21/22 ................ 84 3,936,197
50,967,607
Semiconductors & Semiconductor Equipment — 0.4%
(b)
BNP Paribas SA (Broadcom, Inc.),
22.46%, 08/12/22 ................ 6 2,798,153
BNP Paribas SA (KLA Corp.), 22.88%, 07/29/22 23 7,527,957
Credit Suisse AG (Advanced Micro Devices,
Inc.), 25.85%, 07/27/22 ............. 58 4,502,328
Credit Suisse AG (Analog Devices, Inc.),
15.90%, 08/17/22 ................ 64 9,601,683

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Credit Suisse AG (QUALCOMM, Inc.),
24.40%, 07/28/22 ................ USD 77 $ 9,851,716
Credit Suisse AG (Texas Instruments, Inc.),
13.40%, 07/21/22 ................ 24 3,754,320
Goldman Sachs International (Applied
Materials, Inc.), 13.82%, 08/19/22 ..... 12 1,095,965
JPMorgan Structured Products BV
(QUALCOMM, Inc.), 20.26%, 07/28/22
(c)
. 39 5,031,657
Royal Bank of Canada (ASML Holding NV),
12.16%, 07/20/22 ................ EUR 17 8,182,425
52,346,204
Software — 0.7%
BNP Paribas Issuance BV (Microsoft Corp.),
14.41%, 07/27/22
(b)
............... USD 89 22,946,295
Citigroup, Inc. (Microsoft Corp.),
12.42%, 07/27/22
(b)
............... 38 9,889,152
Credit Suisse AG (Fortinet, Inc.),
23.00%, 07/29/22
(b)
............... 37 10,492,702
Goldman Sachs International (Microsoft Corp.),
17.93%, 07/28/22
(b)
............... 7 1,686,490
Merrill Lynch International & Co. (Fair Isaac
Corp.), 17.63%, 08/03/22
(b)
.......... 9 3,344,931
Royal Bank of Canada (Microsoft Corp.)
13.85%, 07/05/22
(b)
............... 113 28,978,619
14.34%, 07/28/22
(b)
............... 19 4,959,611
14.79%, 07/28/22 ................ 30 7,733,151
Royal Bank of Canada (Palo Alto Networks,
Inc.), 14.01%, 07/14/22
(b)
........... 32 16,113,021
106,143,972
Specialty Retail — 0.5%
(b)
BNP Paribas SA (O'Reilly Automotive, Inc.),
12.04%, 07/28/22 ................ 13 8,069,569
Citigroup, Inc. (AutoZone, Inc.),
11.39%, 09/21/22 ................ 4 8,795,448
Credit Suisse AG (Home Depot, Inc. (The)),
16.55%, 08/17/22 ................ 37 10,173,883
Credit Suisse AG (Lowe's Cos., Inc.),
18.35%, 08/17/22 ................ 29 5,049,331
Credit Suisse AG (TJX Cos., Inc. (The)),
18.40%, 08/17/22 ................ 137 7,762,973
JPMorgan Structured Products BV (Ulta
Beauty, Inc.), 20.28%, 08/25/22
(c)
...... 12 4,747,192
Societe Generale SA (AutoZone, Inc.),
15.71%, 09/21/22 ................ 5 9,881,643
Societe Generale SA (Home Depot, Inc. (The)),
17.89%, 08/17/22 ................ 72 19,723,933
Societe Generale SA (Ross Stores, Inc.),
23.67%, 07/22/22 ................ 20 1,448,680
75,652,652
Technology Hardware, Storage & Peripherals — 0.4%
Credit Suisse AG (Apple, Inc.)
9.30%, 07/12/22
(b)
................ 149 20,386,338
12.20%, 07/27/22
(b)
............... 280 38,548,918
Nomura Bank International plc (Apple, Inc.),
14.12%, 07/28/22
(b)
............... 40 5,532,589
64,467,845
Textiles, Apparel & Luxury Goods — 0.0%
Societe Generale SA (Ralph Lauren Corp.),
21.63%, 07/08/22
(b)
............... 23 2,067,674
Security
Par (000)
Par (000) Value
Tobacco — 0.0%
(b)
BNP Paribas SA (Altria Group, Inc.),
21.38%, 07/15/22 ................ USD 40 $ 1,698,505
HSBC Bank plc (British American Tobacco plc),
21.09%, 08/25/22 ................ GBP 67 2,850,703
4,549,208
Trading Companies & Distributors — 0.0%
BNP Paribas SA (United Rentals, Inc.),
14.48%, 07/27/22
(b)
............... USD 14 3,332,060
Transportation Infrastructure — 0.0%
Credit Suisse AG (SIA Engineering Co. Ltd.),
22.70%, 08/05/22
(b)
............... EUR 10 1,077,602
Wireless Telecommunication Services — 0.1%
(b)
Royal Bank of Canada (Rogers
Communications, Inc.), 18.24%, 07/14/22 CAD 40 1,906,463
Societe Generale SA (T-Mobile US, Inc.),
14.37%, 07/28/22 ................ USD 40 5,319,658
7,226,121
Total Equity-Linked Notes — 12.1%
(Cost: $1,919,851,904) ........................... 1,801,332,633
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(o)
................... 6,459 5,954,684
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(o)
................... 1,314 1,211,122
Cobham Ultra US Co., Term Loan, 11/17/28
(o)
605 574,248
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 04/06/26 ................. 5,331 4,901,538
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 04/06/26 ................. 2,866 2,635,236
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 02/01/28 11,423 10,702,996
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 9.00%
,
 02/01/29 2,783 2,581,117
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 ................. 1,014 1,004,970
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 12/09/25 ..... 4,679 4,426,506
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 08/22/24 ..... 4,327 4,163,851
38,156,268
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.72%
,
 04/06/28
(a)
................ 506 457,243
Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.81%
,
 04/20/28 3,908 3,720,985
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(g)
......... 4,091 3,753,126
American Airlines, Inc., Term Loan
 06/27/25
(o)
..................... 1,190 1,052,412
(LIBOR USD 1 Month + 1.75%),
3.40%, 01/29/27 ............... 818 718,599
American Airlines, Inc., Term Loan, Class
B, (LIBOR USD 3 Month + 2.00%),
2.84%
,
 12/15/23 ................. 3,668 3,541,218

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.03%
,
 12/11/26 ...... USD 3,602 $ 3,216,500
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 7.31%
,
 06/21/27 5,417 5,340,908
United Airlines, Inc., Term Loan B, (LIBOR USD
1 Month + 3.75%), 5.39%
,
 04/21/28 .... 4,480 4,152,689
25,496,437
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 04/10/28 ..... 927 860,228
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 04/30/26 7,529 7,010,916
Truck Hero, Inc., Term Loan, 01/31/28
(o)
.... 3,520 3,139,550
11,010,694
Automobiles — 0.0%
Dealer Tire, LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 5.92%
,
 01/01/38
(a)
.... 3,824 3,650,771
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(a)(g)
.............. 10,600 10,441,000
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 4.88% - 5.40%
,
 01/24/29 2,001 1,858,241
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.06% -
5.67%
,
 10/01/27 ................. 2,119 2,012,965
3,871,206
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.57%
,
 04/12/28 ................. 563 464,647
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25% -
5.42%
,
 11/23/27 ................. 7,245 6,342,285
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 10/02/28 ................. 799 732,386
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 160 146,856
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 07/28/28 ..... 1,320 1,249,826
MI Windows and Doors LLC, Term Loan B1,
12/18/27
(o)
..................... 1 975
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 5.51%
,
 12/31/26 ..... 7,768 6,859,774
15,796,749
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
6.17%
,
 07/31/26 ................. 3,745 3,555,475
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.74%
,
 07/24/26 ................. 5,668 5,294,126
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.99%
,
 07/24/26
(g)
................ 785 744,232
CML Paradise Plaza, Term Loan, 01/01/28
(g)(o)
9,392 9,236,193
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Cogeco Communications Finance (USA) LP,
Term Loan B, (LIBOR USD 1 Month +
2.50%), 4.17%
,
 09/01/28 ........... USD 2,454 $ 2,337,340
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 06/30/28 ................. 2,460 2,351,593
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 4.31% - 4.92%
,
 04/12/24 1,275 1,250,417
24,769,376
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 4.17%
,
 03/18/28 .......... 5,673 5,407,955
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 165 152,181
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 5.42%
,
 09/30/28 ..... 1,127 1,037,230
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
5.63%
,
 11/24/27
(g)
................ 950 874,390
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 7.00%
,
 08/27/26 ........... 5,002 4,864,381
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 4.00%
,
 06/01/24 ........... 2,367 2,305,999
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 12/29/27 ................. 864 752,452
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.74%
,
 06/09/28 ................. 2,611 2,489,888
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 3.67%
,
 01/31/26 2,214 2,181,572
Greenrock Finance, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Week + 3.50%), 4.51% -
5.09%
,
 06/28/24 ................. 778 748,538
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 07/03/28 ................. 2,682 2,387,086
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 06/30/27 ................. 1,955 1,801,663
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
4.76%
,
 01/01/38 ................. 3,862 3,678,763
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 4.92%
,
 05/15/24 ........... 3,786 3,650,218
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.38%
,
 10/14/24 ................. 1,897 1,750,968
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.37%
,
 08/02/28
(g)
................ 1,864 1,775,079
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 6.06%
,
 09/22/28 865 818,396
36,676,759

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 02/02/26 ................. USD 247 $ 219,236
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 05/12/28 ................. 7,536 6,892,114
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 4.78% - 5.60%
,
 02/15/29 ...... 1,402 1,331,031
Aramark Intermediate HoldCo Corp., Term
Loan B3, 03/11/25
(o)
............... 2,205 2,111,839
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 3.42%
,
 09/07/27 2,697 2,598,065
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 4.17%
,
 11/30/28 . 1,895 1,787,126
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 4.17%
,
 11/30/28 . 142 134,203
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 6.06% - 6.67%
,
 10/29/28 ...... 2,072 1,909,322
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50% - 3.81%
,
 09/23/26 ...... 2,736 2,548,485
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 4.53%
,
 08/31/28 .... 7,545 7,139,307
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 11/02/27 ................. 1,393 1,320,966
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 6.67%
,
 07/30/28 ........... 1,543 1,443,020
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 ................. 2,490 2,352,902
31,787,616
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.14%
,
 03/02/29
(a)
.......... 4,992 4,636,600
Construction & Engineering — 0.1%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 6.50%
,
 06/21/24 ........... 10,665 9,189,961
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 4.67%
,
 01/21/28 ........... 1,921 1,822,331
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.17%
,
 05/12/28 ................. 3,782 3,509,619
14,521,911
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 3.67%
,
 01/15/27 ........... 3,502 3,304,603
New AMI I LLC, 1st Lien Term Loan, (SOFR 6
Month + 6.00%), 7.08%
,
 03/08/29 ..... 1,586 1,441,213
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 2,599 2,506,617
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.24% -
5.25%
,
 05/29/26 ................. 852 795,425
8,047,858
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 12/01/27 ................. USD 8,484 $ 7,968,205
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 04/03/24 ................. 3,077 2,887,665
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 02/05/26 1,001 931,337
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 08/18/27 .... 3,247 2,878,836
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(o)
............... 106 99,456
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 09/15/28 ................. 1,192 1,115,478
15,880,977
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.99%
,
 10/28/27
(a)
1,334 1,255,733
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 12/11/28 ................. 3,283 3,024,008
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 12/10/29
(g)
................ 1,629 1,490,535
Bright Horizons Family Solutions LLC, Term
Loan B, 11/24/28
(g)(o)
............... 1,110 1,057,275
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
12.50%
,
 12/22/25 ................ 1,667 1,522,359
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.54%
,
 01/15/27 ........... 3,741 3,572,957
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
6.50%
,
 07/30/25 ................. 2,433 2,258,950
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 07/20/28 ................. 1,190 1,110,432
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
4.67%
,
 02/05/26 ................. 5,703 5,282,729
19,319,245
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, 02/16/28
(o)
1,121 1,054,122
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.06%
,
 03/10/28
(g)
1,183 1,138,614
Barracuda Networks, Inc., 1st Lien Term Loan,
05/17/29
(o)
..................... 1,831 1,750,894
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 3.50%
,
 10/30/26
(g)
... 2,079 1,985,522
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 3.69%
,
 11/13/25 . 1,297 1,251,566
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 3.88%
,
 04/13/28 ..... 5,677 5,445,014
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
4.58%
,
 10/22/26 ................. 3,193 3,046,544
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 05/15/24
(g)
............... 7,906 7,194,353

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
5.28%
,
 04/09/27 ................. USD 8,436 $ 7,877,441
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
8.42%
,
 04/07/28 ................. 1,440 1,396,800
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 4.00%), 5.01% -
6.25%
,
 10/01/27 ................. 5,688 5,368,351
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 9,817 8,933,536
Houston Center, Term Loan, 12/09/22
(g)(o)
... 39,611 39,397,447
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 11/02/27 . 1,594 1,561,384
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 03/24/25 ................. 1,771 1,708,146
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 10/23/28 .... 8,528 7,895,221
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.81%
,
 08/02/28
(g)
................ 3,909 3,635,524
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 7.63%
,
 12/15/26 ..... 1,448 1,222,126
Park Avenue Tower, Term Loan, 03/09/24
(g)(o)
31,329 31,147,256
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 09/25/26 .... 3,442 3,192,554
RVR Dealership Holdings LLC, Term Loan,
(SOFR 3 Month + 3.75%), 5.17%
,
 02/08/28 1,161 973,082
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 01/23/25 ................. 2,970 2,762,145
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
4.42%
,
 12/11/26 ................. 3,147 2,985,716
The Vinoy St. Petersburg, Term Loan,
01/01/38
(g)(o)
.................... 10,876 10,788,514
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 3.42%
,
 11/16/26 .... 1,517 1,428,895
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
3.75% - 9.75%
,
 02/28/25 ........... 2,508 2,471,372
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
(o)
..................... 2,277 1,751,741
UFC Holdings LLC, 1st Lien Term Loan B3,
04/29/26
(o)
..................... 1,685 1,565,365
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
4.32%
,
 01/31/29 ................. 646 613,082
White Cap Supply Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 5.28%
,
 10/19/27 1,296 1,190,977
162,733,304
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
3.79%, 07/15/25 ............... 947 853,421
(LIBOR USD 3 Month + 2.75%),
3.79%, 01/31/26 ............... 3,032 2,732,332
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 5.41%
,
 08/14/26 .... 3,137 2,859,561
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.57%
,
 11/30/27 . 774 728,245
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/11/26 .... USD 9,698 $ 8,898,187
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
5.19%
,
 10/02/27 ................. 1,328 1,170,901
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
6.06%
,
 05/01/28 ................. 2,693 2,514,161
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 4.17%
,
 11/04/26 . 2,227 2,132,143
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.92%
,
 09/01/28 1,179 1,086,732
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
3.82%
,
 01/31/28 ................. 1,717 1,604,707
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
4.57%
,
 01/31/29 ................. 2,990 2,858,111
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 03/09/27 13,744 12,632,071
40,070,572
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 01/15/25 ................. 1,580 1,514,308
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 12/13/25 ................. 1,303 1,101,706
2,616,014
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
7.63%
,
 06/23/28
(g)
................ 2,636 2,471,325
AZZ, Inc., Term Loan, (SOFR 1 Month +
4.25%), 0.00% - 5.88%
,
 05/13/29
(g)
..... 757 721,042
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 02/12/25 545 527,182
3,719,549
Entertainment — 0.1%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
4.20%
,
 04/22/26 ................. 1,795 1,507,792
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.60%
,
 07/21/28
(g)
2,956 2,704,367
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 07/03/24 ................. 2,962 2,820,125
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
3.38%
,
 10/19/26 ................. 2,993 2,791,325
NASCAR Holdings LLC, Term Loan, 10/19/26
(o)
545 522,655
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 4.42%
,
 03/13/28 3,717 3,496,580
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/30/25 ................. 86 81,466
William Morris Endeavor Entertainment, LLC
1st Lien Term Loan, (LIBOR USD 1 Month +
2.75%), 4.42%
,
 05/18/25 ........... 5,788 5,432,762

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., Term Loan G,
01/20/28
(o)
..................... USD 1,907 $ 1,826,162
21,183,234
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B,
05/11/24
(a)(o)
.................... 502 492,442
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 3 Month + 2.00%),
3.57%, 09/13/26 ............... 3,237 3,044,653
(LIBOR USD 3 Month + 2.75%),
4.32%, 11/22/28 ............... 2,604 2,474,754
5,519,407
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 10/01/25 ................. 3,051 2,558,834
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 4.17%
,
 10/10/26 .... 218 205,282
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 5.17%
,
 10/25/27 ..... 3,753 3,394,724
Froneri International Limited, 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 01/29/27 ................. 6,610 6,067,212
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 3.49% -
3.92%
,
 08/03/25 ................. 1,664 1,591,244
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
3.66%
,
 05/15/24 ................. 489 469,859
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 06/08/28 ................. 2,317 2,182,378
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.75%
,
 03/31/28 ................. 9,218 8,128,182
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.67%
,
 01/20/28 ................. 3,330 3,167,594
27,765,309
Health Care Equipment & Supplies — 0.0%
(a)
Chariot Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 4.00% -
5.17%
,
 11/03/28 ................. 3,416 3,077,087
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 05/04/28 ..... 894 847,036
3,924,123
Health Care Providers & Services — 0.2%
(a)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 03/01/24 ................. 2,985 2,898,968
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.75%
,
 09/29/28 ................. 1,020 962,644
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.67%
,
 11/01/28 ................. 4,329 4,044,362
Envision Healthcare Corp., Term Loan,
(LIBOR USD 1 Month + 3.75%), 4.81% -
5.42%
,
 10/10/25 ................. 2,856 939,498
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
6.17%
,
 02/04/27 ................. USD 7,094 $ 6,535,493
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
6.00%, 02/18/27 ............... 5,313 4,901,545
(LIBOR USD 3 Month + 3.75%),
6.00%, 11/15/28 ............... 1,103 1,014,113
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.00%
,
 11/15/29 ................. 611 577,456
MED ParentCo LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.92%
,
 08/31/26 2,048 1,843,844
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 3,905 3,654,231
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(o)
........ 746 697,789
Option Care Health, Inc., 1st Lien Term Loan,
10/27/28
(o)
..................... 576 549,587
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 02/14/25 ................. 74 69,490
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 3.68%
,
 05/16/29 ........... 351 347,929
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 5.50%
,
 12/22/28 2,443 2,296,769
31,333,718
Health Care Technology — 0.1%
(a)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
5.67%
,
 06/02/28 ................. 4,178 3,849,737
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 08/27/25 4,141 3,954,879
7,804,616
Hotels, Restaurants & Leisure — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 11/19/26 ................. 2,714 2,585,892
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.37%
,
 10/02/28 1,442 1,334,748
Caesars Resort Collection LLC, Term Loan B,
12/23/24
(o)
..................... 6,466 6,213,930
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 07/21/25 ................. 249 239,827
Carnival Corp., Term Loan, 06/30/25
(o)
..... 1,135 1,051,578
CML La Quinta Resort, Term Loan, 01/01/38
(g)(o)
8,841 8,746,404
CML Lake Tahoe Resort Hotel, Term Loan,
01/01/38
(g)(o)
.................... 5,102 5,049,297
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
5.25%
,
 03/08/24 ................. 8,590 6,356,617
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 5.53%
,
 01/27/29 6,364 5,852,797
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 4.50%
,
 07/21/26 2,075 1,969,739
Four Seasons Holdings Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 11/30/23 ................. 1,904 1,879,929
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
15.00%
,
 04/01/24
(g)
............... 14,623 12,868,086

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, Term Loan B2,
06/22/26
(o)
..................... USD 529 $ 507,423
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 4.42%
,
 02/05/25 .... 2,658 2,515,473
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.44%
,
 03/09/28 3,614 3,300,246
Penn National Gaming, Inc., Term Loan B,
(SOFR 1 Month + 2.75%), 4.38%
,
 05/03/29 1,213 1,160,904
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
4.36%
,
 04/14/29 ................. 1,386 1,313,235
Seaworld Parks & Entertainment, Inc., Term
Loan, 08/25/28
(o)
................. 1,125 1,054,406
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 02/08/27 ................. 2,396 2,248,867
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 08/03/28 .... 3,681 3,441,272
Wyndham Hotels & Resorts, Inc., Term Loan B,
05/30/25
(o)
..................... 913 880,828
70,571,498
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 5.92% -
6.50%
,
 05/17/28 ................. 2,519 1,939,756
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 4.84%
,
 02/26/29 2,698 2,315,235
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
9.01%, 08/10/23 ............... 1,917 1,595,590
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 1,711 1,550,195
SWF Holdings I Corp., 1st Lien Term Loan,
10/06/28
(o)
..................... 645 528,094
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 10/30/27 ................. 1,299 1,175,708
9,104,578
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, 09/29/28
(o)
.. 3,491 3,216,294
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 3.63%
,
 08/04/28 .... 1,689 1,615,331
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 3.67%
,
 03/03/28 636 611,307
5,442,932
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
4.08%
,
 12/15/27
(a)
................ 1,477 1,420,760
Industrial Conglomerates — 0.1%
Sheraton Austin, Term Loan, 01/01/28
(a)(g)(o)
. 8,491 8,359,843
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
4.92%, 05/09/25 ............... 6,286 5,909,643
Alliant Holdings Intermediate LLC, Term Loan
B4, 11/05/27
(o)
................... 5,771 5,354,377
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.92%
,
 02/19/28 .... 3,807 3,589,362
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
5.17%, 02/12/27 ............... USD 5,159 $ 4,824,317
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 6.92%
,
 01/31/28 3,051 2,593,350
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 6.92%
,
 01/20/29 2,713 2,292,485
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 12/23/26 ..... 2,375 2,147,727
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 4.21%
,
 04/25/25 .... 1,607 1,518,469
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.35%
,
 04/25/25 6,918 6,547,531
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 4.63%
,
 09/01/27
(g)
... 2,263 2,172,190
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
4.92%, 12/31/25 ............... 1,911 1,791,033
(LIBOR USD 1 Month + 3.75%),
5.42%, 09/03/26 ............... 1,978 1,877,038
(LIBOR USD 1 Month + 4.25%),
5.92%, 09/03/26 ............... 913 879,697
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
5.25%
,
 05/16/24 ............... 5,075 4,856,587
(LIBOR USD 3 Month + 3.25%),
5.50%
,
 12/02/26
(g)
.............. 254 233,859
46,587,665
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Term Loan B2, (LIBOR USD 3
Month + 3.00%), 5.25%
,
 06/26/28 ..... 4,316 4,116,074
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 12/06/27 ..... 2,653 2,414,103
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
4.67%, 10/30/26 ............... 14,541 13,697,231
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(o)
2,260 2,057,312
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 1,232 1,131,671
23,416,391
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.69%
,
 11/08/27 ................. 3,825 3,623,759
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 5.17%
,
 02/12/27
(g)
.......... 4,627 4,164,606
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 5.92%
,
 02/12/27
(g)
......... 434 400,109
8,188,474
IT Services — 0.1%
(a)
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.51%
,
 09/19/25 ................. 805 773,050
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 4.79%
,
 11/03/23 ...... 2,755 2,641,729
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 4.67%
,
 11/03/24 ...... 2,662 2,490,308
Epicor Software Corp., Term Loan C,
07/30/27
(o)
..................... 1,117 1,051,794

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
(o)
........... USD 1,095 $ 1,051,430
Go Daddy Operating Co. LLC, Term Loan
B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 08/10/27 ................. 3,809 3,652,666
ION Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.00%
,
 04/01/28 721 662,616
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 3.69%
,
 05/28/28 ..... 1,549 1,531,269
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 05/05/26
(g)
1,739 1,621,790
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 07/28/28
(g)
1,004 958,885
Venga Finance SARL, Term Loan, 12/04/28
(g)(o)
1,029 956,609
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 5.42%
,
 02/11/28 ...... 1,346 1,267,735
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 3.92%
,
 03/31/28 .......... 1,037 994,757
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 02/02/26 389 375,144
20,029,782
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (SOFR 1 Month + 4.00%),
5.23%
,
 12/01/28
(a)
................ 1,551 1,463,470
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 3.92%
,
 11/08/27 . 3,569 3,423,148
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
3.63%
,
 02/22/28 ................. 2,919 2,871,273
Icon plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
4.56%, 07/03/28 ............... 4,966 4,790,398
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 3.42%
,
 03/07/24 ..... 1,996 1,953,572
Maravai Intermediate Holdings LLC, Term Loan
B, 10/19/27
(g)(o)
.................. 2,218 2,101,211
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 11/15/28 ................. 5,793 5,427,992
20,567,594
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan,
(LIBOR USD 3 Month + 5.25%), 5.75% -
6.43%
,
 08/17/26 ................. 1,864 1,779,772
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 10/13/28 843 736,017
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 5.06%
,
 05/14/28 386 367,939
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
4.67%, 03/31/25 ............... 3,448 3,258,827
(LIBOR USD 1 Month + 3.50%),
5.17%, 10/21/28 ............... 1,639 1,528,011
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 3.63%
,
 01/29/29 ........... 556 538,362
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 4.17%
,
 03/31/27 .... 3,765 3,545,133
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 7,769 7,107,181
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 3.38%
,
 03/01/27 USD 1,692 $ 1,615,835
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ..... 5,747 5,220,196
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.13%
,
 04/05/29 ........... 2,367 2,200,317
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(o)
................... 3,772 3,524,613
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 0.00% - 3.87%
,
 03/02/27 5,726 5,311,184
36,733,387
Media — 0.3%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.86%
,
 03/03/25
(a)
................ 8,397 7,195,328
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................ 2,780 2,932,511
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 3.67%
,
 05/03/28
(a)
.... 1,235 1,185,149
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/30/25
(a)
................ 3,327 3,234,495
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.74%
,
 08/21/26
(a)
................ 10,006 8,567,924
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 12/17/26
(a)
................ 1 463
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
3.57%, 07/17/25 ............... 2,668 2,476,115
(LIBOR USD 1 Month + 2.50%),
3.82%, 04/15/27 ............... 1,443 1,337,621
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 6.67%
,
 08/02/27
(a)
8,956 8,220,783
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.31%
,
 11/12/27
(a)
................ 1,996 1,876,466
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(g)(o)
............... 1,652 1,445,544
Midcontinent Communications, Term
Loan, (SOFR 1 Month + 1.75%),
3.28%
,
 08/15/26
(a)
................ 1,177 1,160,687
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 4.17%
,
 09/18/26
(a)
561 551,749
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
4.67%
,
 04/01/28
(a)
................ 679 627,665
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.63%
,
 09/28/23
(a)(g)
.. 4,660 4,462,232
Voyage Digital (NZ) Ltd., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 5.77%
,
 05/11/29
(a)
(g)
........................... 1,533 1,456,350
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
3.82%
,
 04/30/28
(a)
................ 2,902 2,699,760
49,430,842

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.02%
,
 11/01/25 ........... USD 2,183 $ 2,288,504
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 12/21/28 ................. 4,581 3,947,490
Lealand Finance Co. BV, Term Loan
(LIBOR USD 1 Month + 3.00%),
4.67%, 06/28/24 ............... 41 24,643
(LIBO R USD 1 Month + 1.00%),
2.67%, 06/30/25 ............... 396 198,468
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.87%
,
 11/24/28 ................. 3,591 3,538,229
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 10/18/28 ................. 3,606 3,450,452
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.82%
,
 01/31/28 907 901,553
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.71%
,
 10/05/28 ................. 6,002 5,698,011
20,047,350
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 10/01/26
(a)
................ 11,233 10,370,338
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 5.19% -
5.81%
,
 05/04/25 ................. 2,882 2,600,568
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.81%
,
 08/01/27 583 549,367
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 11/15/27 ................. 1,516 1,429,157
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.17%
,
 05/05/28 2,933 2,792,656
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29 ................. 1,349 1,241,080
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.63%
,
 06/02/28 ..... 2,208 2,120,547
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(g)(o)
............ 499 459,988
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.25%
,
 11/18/27
(g)
................ 4,663 4,301,372
15,494,735
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 4.42%
,
 02/04/28 ..... 4,120 3,908,049
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.19%
,
 06/02/28 6,858 5,685,327
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.87%
,
 02/06/26 ................. 7,546 7,104,946
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 4.75%
,
 01/18/29 1,493 1,390,596
Element Materials Technology Group US
Holdings, Inc., Term Loan, 04/12/29
(o)
... 1,169 1,119,443
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(o)
.. USD 2,533 $ 2,425,461
Galaxy US Opco, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 6.28%
,
 04/29/29 4,020 3,763,725
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 07/11/25 ................. 3,660 3,472,968
Nielsen Finance LLC, Term Loan, (LIBOR USD
1 Month + 2.00%), 3.19%
,
 10/04/23 .... —
(q)
53
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 3.92%
,
 12/01/28 .... 4,564 4,342,130
33,212,698
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(o)
........................... 6,096 5,823,395
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(a)
.... 829 804,613
Software — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(o)
..................... 3,049 2,918,974
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.98%
,
 02/12/25 ................. 5,624 5,563,324
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/02/25 3,851 3,578,596
CCC Intelligent Solutions, Inc., Term Loan,
09/21/28
(o)
..................... 1,115 1,055,348
CDK Global, Inc., Term Loan B, 07/06/29
(o)
.. 1,115 1,051,032
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/08/28 5,605 5,142,996
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 7.67%
,
 10/08/29
(g)
1,997 1,737,390
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 5.75%
,
 09/29/28 ..... 826 754,347
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 3,964 3,579,718
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28
(g)
779 662,150
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.83%
,
 02/04/28 .......... 445 418,882
Epicor Software Corp. 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
9.42%
,
 07/31/28 ................. 2,963 2,868,184
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 12/01/27 ................. 8,358 7,969,794
Helios Software Holdings, Inc., Term Loan,
03/11/28
(o)
..................... 3,799 3,483,893
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28
(g)
1,044 989,552
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.98%
,
 07/27/28 ................. 4,267 3,823,284
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.48%
,
 07/27/29 ................. 3,606 3,281,006
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 7.92%
,
 02/23/29 4,289 4,024,861
MH Sub I, LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%), 4.56% -
5.42%, 09/13/24 ............... 7,717 7,249,122

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
(LIBOR USD 1 Month + 3.75%),
5.42%, 09/13/24 ............... USD 5,614 $ 5,275,457
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 12/17/27 ................. 3,859 3,627,449
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.82%
,
 08/31/28 4,259 3,948,318
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 04/24/28 15,426 14,223,694
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 744 694,258
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 1,186 1,106,689
Severin Acquisition, LLC, 1st Lien Term Loan,
08/01/25
(o)
..................... 5,719 5,464,876
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 5.50%
,
 10/07/27 .... 9,539 8,877,666
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/16/25 ................. 1,844 1,748,572
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/16/25 ................. 1,497 1,419,439
TIBCO Software, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 7.25%), 8.31% -
8.92%
,
 03/03/28 ................. 5,559 5,439,420
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ............... 9,628 8,995,812
(LIBOR USD 1 Month + 3.75%),
5.42%, 05/04/26 ............... 6,898 6,502,343
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 1,583 1,456,757
Veritas US Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 7.25%
,
 09/01/25 ..... 6,634 5,412,325
VS Buyer, LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 4.67%
,
 02/28/27 ..... 3,332 3,127,875
137,473,403
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
6.25%, 02/07/25 ............... 2,161 2,026,185
(LIBOR USD 3 Month + 4.25%),
6.50%, 03/31/26 ............... 3,790 3,578,761
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
5.63%
,
 05/04/28 ................. 5,650 5,212,105
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 9,093 8,533,466
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 4.17%
,
 10/20/28 1,521 1,327,603
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.02%
,
 06/02/28 .... 5,522 5,083,436
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
5.81%
,
 12/21/27
(g)
................ 690 643,670
26,405,226
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, 02/20/29
(o)
....... 1,155 1,048,890
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31% - 4.92%
,
 11/24/28 ............ USD 1,360 $ 1,280,845
2,329,735
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 4.12% - 4.32%
,
 07/27/28 5,726 5,441,970
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.49%
,
 01/31/28
(g)
................ 3,346 2,911,419
SRS Distribution, Inc., Term Loan, (SOFR 3
Month + 3.50%), 4.00%
,
 06/02/28 ..... 685 629,685
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 9.17%
,
 05/30/24
(g)
1,590 1,477,537
TMK Hawk Parent Corp., Term Loan B,
(LIBOR USD 1 Month + 3.50%), 4.56% -
5.17%
,
 08/28/24
(g)
................ 5,109 3,882,539
14,343,150
Transportation Infrastructure — 0.1%
(a)
CML ST Regis Aspen, Term Loan, 01/01/28
(g)(o)
11,715 11,507,335
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
4.42%
,
 09/22/28 ................. 1,030 970,736
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 09/21/29 ................. 421 401,529
12,879,600
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/27/24
(g)
................ 3,677 3,171,081
Gogo Intermediate Holdings LLC, Term Loan,
04/30/28
(o)
..................... 1,871 1,766,360
MetroNet Systems Holdings LLC, 1st Lien Term
Loan, (SOFR 1 Month + 3.75%), 4.66% -
5.05%
,
 06/02/28 ................. 854 788,475
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 3.42%
,
 04/11/25 . 1,679 1,615,286
7,341,202
Total Floating Rate Loan Interests — 7.8%
(Cost: $1,235,891,936) ........................... 1,160,781,392
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
..................... 1,175 1,051,625
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(c)
..................... 4,680 4,657,477
5,709,102
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(c)(l)
........................... 3,620 3,420,900
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,156 2,917,919
4.63%, 11/02/31 ................. 1,797 1,356,735
4,274,654

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(c)
....... USD 3,817 $ 3,812,229
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 700 603,152
France — 0.0%
Electricite de France SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 3.37%), 2.88% 600 487,296
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 795,132
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 2,043,377
3,325,805
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(c)
.. 495 408,245
Indonesia — 0.1%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,365,090
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 2,986,272
4,351,362
Ireland — 0.1%
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(c)(l)
.................... EUR 4,285 4,080,711
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,647,814
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(c)(l)
.................... EUR 8,453 8,237,176
14,965,701
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(c)
3.63%, 09/24/24 ................. 100 96,411
2.63%, 04/28/25 ................. 725 670,756
1.88%, 01/09/26 ................. 100 87,207
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(c)(l)
........... 1,275 928,615
1,782,989
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,625,830
4.69%, 05/15/29
(b)
................ 1,647 1,474,374
Petroleos Mexicanos
6.88%, 08/04/26 ................. 520 464,100
8.75%, 06/02/29
(b)
................ 1,547 1,383,888
5.95%, 01/28/31 ................. 4,148 3,026,381
6.70%, 02/16/32 ................. 4,313 3,267,098
6.75%, 09/21/47 ................. 6,266 3,837,925
7.69%, 01/23/50 ................. 4,135 2,760,112
17,839,708
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 3,152 2,968,396
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
......... 1,780 974,746
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,860,372
5.13%, 08/11/61 ................. 1,725 1,357,683
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,976 1,799,766
6,017,821
Security
Par (000)
Par (000) Value
Qatar — 0.0%
Qatar Energy, 2.25%
,
07/12/31
(b)
........ USD 2,660 $ 2,274,300
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 318,450
Total Foreign Agency Obligations — 0.5%
(Cost: $87,797,144) .............................. 73,047,560
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 01/26/26
(c)
................ 1,436 1,476,657
4.25%, 01/25/28
(b)
................ 2,115 1,899,270
7.38%, 05/14/30
(c)
................ 1,445 1,427,660
5.45%, 09/16/32
(c)
................ 1,684 1,413,297
6,216,884
Brazil — 0.0%
Federative Republic of Brazil
4.63%, 01/13/28 ................. 1,711 1,597,967
3.88%, 06/12/30 ................. 1,464 1,226,832
2,824,799
Chile — 0.1%
Republic of Chile
3.24%, 02/06/28 ................. 4,690 4,416,807
3.10%, 05/07/41 ................. 5,033 3,840,179
8,256,986
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 ................. 4,414 4,577,594
3.88%, 04/25/27 ................. 2,562 2,260,645
4.50%, 03/15/29 ................. 3,308 2,857,905
4.13%, 05/15/51 ................. 1,110 666,555
10,362,699
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,248,731
5.50%, 02/22/29
(b)
................ 3,020 2,624,191
4.88%, 09/23/32
(b)
................ 1,888 1,451,164
5.30%, 01/21/41
(c)
................ 1,898 1,315,907
7,639,993
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 2,689 2,198,258
6.38%, 04/11/31 ................. EUR 1,052 689,027
2,887,285
Guatemala — 0.0%
Republic of Guatemala
5.38%, 04/24/32
(b)
................ USD 1,693 1,558,936
3.70%, 10/07/33
(c)
................ 2,891 2,222,998
4.65%, 10/07/41
(b)
................ 2,333 1,700,611
5,482,545
Hungary — 0.0%
Hungary Government Bond, 5.25%
,
06/16/29
(b)
3,071 3,059,813
Indonesia — 0.1%
(c)
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,600 1,588,000
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(c)
6.15%, 05/21/48 ................. 1,400 1,276,012
4.88%, 07/17/49 ................. 1,800 1,401,525

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Indonesia (continued)
Republic of Indonesia
4.75%, 01/08/26
(c)
................ USD 4,508 $ 4,558,152
3.50%, 01/11/28 ................. 1,220 1,162,660
4.75%, 02/11/29 ................. 1,527 1,540,529
5.13%, 01/15/45
(c)
................ 3,000 2,865,330
14,392,208
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. 1,567 1,385,130
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/31
(c)
................ 1,758 1,558,907
1,558,907
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 1,400 1,343,300
4.50%, 04/22/29 ................. 5,024 4,878,304
4.75%, 03/08/44 ................. 2,402 1,989,607
4.35%, 01/15/47 ................. 1,410 1,075,389
9,286,600
Mongolia — 0.0%
State of Mongolia
(c)
8.75%, 03/09/24 ................. 2,000 2,009,125
5.13%, 04/07/26 ................. 2,067 1,839,857
3,848,982
Morocco — 0.0%
Kingdom of Morocco, 3.00%
,
12/15/32
(b)
... 5,575 3,958,250
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
1,616 1,224,120
Oman — 0.0%
Oman Government Bond
(c)
4.75%, 06/15/26 ................. 1,220 1,159,000
7.38%, 10/28/32 ................. 2,230 2,294,113
6.50%, 03/08/47 ................. 1,458 1,222,897
7.00%, 01/25/51 ................. 1,720 1,513,600
6,189,610
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(c)
2,265 1,404,549
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 5,959 5,688,238
2.25%, 09/29/32 ................. 3,918 3,062,896
3.30%, 01/19/33 ................. 1,360 1,165,520
9,916,654
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 4,144 4,068,372
4.95%, 04/28/31
(b)
................ 2,136 1,970,861
5.60%, 03/13/48
(c)
................ 2,568 2,018,769
5.40%, 03/30/50
(c)
................ 2,075 1,604,623
5.40%, 03/30/50
(b)
................ 582 450,068
10,112,693
Peru — 0.0%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,259,295
4.13%, 08/25/27 ................. 3,060 3,000,330
3.00%, 01/15/34 ................. 1,065 873,833
6,133,458
Security
Par (000)
Par (000) Value
Philippines — 0.0%
Republic of Philippines
3.75%, 01/14/29 ................. USD 2,561 $ 2,484,452
2.95%, 05/05/45 ................. 2,243 1,601,188
4,085,640
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
........ 4,568 4,613,680
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 2,916,555
3.00%, 02/14/31
(b)
................ 2,470 1,900,047
3.63%, 03/27/32
(b)
................ 2,796 2,183,152
4.00%, 02/14/51
(c)
................ 552 358,731
7,358,485
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.63%, 03/04/28
(c)
................ 2,470 2,432,950
4.38%, 04/16/29
(b)
................ 2,945 2,981,813
3.25%, 11/17/51
(c)
................ 1,637 1,231,842
6,646,605
South Africa — 0.0%
Republic of South Africa
4.88%, 04/14/26 ................. 2,503 2,369,715
4.85%, 09/30/29 ................. 2,470 2,108,454
4,478,169
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(e)(m)
5.75%, 04/18/23 ................. 3,980 1,237,034
6.85%, 03/14/24 ................. 5,645 1,581,221
6.35%, 06/28/24 ................. 6,528 1,828,558
4,646,813
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(c)
................ 3,160 790,000
7.25%, 03/15/33
(b)
................ 1,548 379,260
1,169,260
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 2,674 2,704,701
Total Foreign Government Obligations — 1.0%
(Cost: $181,107,358) ............................. 151,845,518
Shares
Shares
Investment Companies
iShares Core Dividend Growth ETF
(r)
...... 3,100,737 147,719,112
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)(r)
........................ 4,861,410 357,848,388
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(f)(r)
.................... 913,925 100,559,168
MPLX LP ........................ 68,522 1,997,416
NuStar Energy LP .................. 11,132 155,848
SPDR Bloomberg High Yield Bond ETF
(f)
... 1,804,873 163,720,030
Western Midstream Partners LP ......... 46,782 1,137,270
Total Investment Companies — 5.2%
(Cost: $839,562,871) ............................. 773,137,232

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.18%, 11/25/35 USD 1,432 $ 1,253,512
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 2.18%, 11/25/35 ... 697 681,053
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 2.16%, 11/25/35 ... 547 541,190
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.12%, 06/25/35
(a)
... 413 370,121
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 2.24%, 08/25/35
(a)
.. 1,108 959,308
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 2.14%, 12/25/35
(a)
.. 180 163,068
Series 2005-63, Class 3A3, 2.81%,
11/25/35
(a)
................... 2,014 1,811,979
Series 2005-63, Class 5A1, 3.37%,
12/25/35
(a)
................... 55 51,559
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 53 49,072
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 2.22%, 01/25/36
(a)
.. 1,966 1,744,588
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.48%,
02/25/36
(a)
................... 4,035 3,635,278
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 671 442,861
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 1,017 581,685
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 474 260,225
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 736 368,404
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,639 1,411,738
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,776 1,101,127
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 820 525,766
Series 2006-9T1, Class A7, 6.00%, 05/25/36 315 164,858
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.72%, 11/20/46
(a)
........ 3,889 2,838,429
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,267 654,029
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.21%,
11/25/46
(a)
................... 5,186 4,176,141
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 2.00%, 11/25/46
(a)
. 3,465 3,081,468
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.33%,
11/25/46
(a)
................... 7,163 6,131,913
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 2.00%, 10/25/46
(a)
. 308 278,280
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 2.03%, 05/20/46
(a)
.. 1,342 1,146,324
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 2.04%, 05/25/36
(a)
. 7,259 6,252,232
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 2.00%, 07/25/46
(a)
. 9,425 8,176,593
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... USD 1,878 $ 1,022,367
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 417 233,879
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 251 177,736
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 231 154,439
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,155 686,703
Series 2007-19, Class 1A8, 6.00%, 08/25/37 562 334,109
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,129 1,715,052
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 479 264,124
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,155 1,650,061
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 542 283,238
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 1.87%, 06/25/37
(a)
.. 5,733 4,699,145
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,610 775,009
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.86%,
11/25/47
(a)
................... 1,456 1,263,392
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 1.90%, 04/25/47
(a)
. 8,780 7,653,480
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 1.96%, 05/25/47
(a)
.. 3,562 3,111,050
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 1.98%, 06/25/47
(a)
. 7,908 6,033,214
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 1,048 693,079
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.45%, 10/25/46
(a)
... 9,175 8,164,158
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.42%,
10/25/46
(a)
................... 4,754 3,518,587
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 621 538,092
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 317 284,223
Series 2006-D, Class 6A1, 2.77%, 05/20/36 291 268,546
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 2.03%, 06/20/47 ... 1,089 926,177
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.30%, 01/25/35
(a)
....... 2 1,495
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 2.07%, 09/25/37
(a)(b)
......... 880 798,219
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
2.06%, 04/25/36
(a)
................ 4,262 6,280,438
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 669 493,550
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 885 655,027
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 1.79%, 03/25/37 ... 1,082 983,765
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 1.76%, 03/25/37 .. 1,633 1,416,224

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.20%), 1.82%, 09/25/47 .. USD 1,914 $ 1,780,778
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 1.89%, 04/25/35
(a)
.. 894 819,995
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 2.22%, 05/25/35
(a)
.. 2,718 2,170,680
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.44%,
04/25/46
(a)
................... 2,575 892,408
Series 2007-21, Class 1A1, 6.25%, 02/25/38 140 81,454
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 625 289,839
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 955 442,588
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 9,645 9,179,049
Series 2022-3, Class A1, 5.00%, 05/25/67 10,000 9,784,712
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 67 60,393
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 405 359,861
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 2.30%,
09/27/37
(a)(b)
.................... 5,147 4,533,302
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.19%), 1.81%, 08/25/47
(a)
... 11,034 9,280,657
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.59%,
02/25/37
(a)
..................... 1,084 722,275
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 2.92%, 05/25/35
(a)
..... 30 27,671
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 1.79%, 02/25/36 2,349 2,093,304
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.48%,
03/25/36 .................... 1,290 1,240,152
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 2.12%,
10/25/35
(a)
..................... 1,401 1,330,162
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 585 488,428
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,212 925,195
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 2.97%,
08/25/37 .................... 98 77,882
Series 2007-AR15, Class 2A1, 3.09%,
08/25/37 .................... 504 415,494
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 2.77%,
12/25/37
(a)
..................... 6,656 6,819,585
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 4.03%, 06/30/23
(a)(b)
... 11,430 11,347,791
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 2.70%,
12/25/35 .................... 379 356,896
Series 2006-1, Class 2A1, 2.25%, 02/25/36 297 290,643
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,638,555
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 880 841,623
Series 2016-6A, Class C, 4.00%, 08/24/40
(g)
16,500 15,392,850
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. USD 362 $ 318,612
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 152 129,784
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 134,400
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 35 29,064
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.39%,
04/25/47
(a)
..................... 209 113,412
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 2.08%, 02/25/36 ... 920 789,742
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 2.00%, 06/25/36 .. 7,462 6,495,395
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 2.00%, 07/25/46 .. 9,755 7,530,046
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 1.80%, 09/25/47 1,907 1,809,875
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 1.23%,
06/25/47 .................... 5,522 4,850,092
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 1.29%,
07/25/47 .................... 2,969 2,488,280
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 6.63%, 10/25/36
(d)
1,085 449,084
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.46%,
06/25/46
(a)
................... 3,815 2,632,698
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.33%,
10/25/46
(a)
................... 4,875 4,128,270
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 1.20%,
12/25/46
(a)
................... 4,405 3,655,981
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 1.32%,
05/25/47
(a)
................... 2,641 2,306,514
227,476,850
Commercial Mortgage-Backed Securities — 4.6%
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
3.42%, 04/15/35
(a)(b)
............... 3,467 3,242,090
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 3.27%, 12/15/36 ... 11,310 10,456,639
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 4.37%, 12/15/36 ... 1,490 1,340,001
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 2.82%, 11/15/32 ... 3,225 2,825,165

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 3.32%, 11/15/32 ... USD 3,965 $ 3,283,099
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 3.02%, 09/15/34 ... 11,982 11,327,991
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 2.09%, 08/25/35 ... 3,045 2,770,679
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 2.10%, 11/25/35 ... 693 628,023
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 1.84%, 03/25/37 ... 2,284 2,082,789
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 1.91%, 07/25/37 ... 3,435 3,090,121
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 3.12%, 12/25/37 ... 2,035 1,846,114
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 3.82%, 08/15/36 ... 2,710 2,560,155
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 4.82%, 08/15/36 ... 1,800 1,682,396
Series 2018-CHRS, Class E, 4.41%,
08/05/38 .................... 1,750 1,315,205
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 2,672 2,415,472
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.19%, 04/10/51
(b)
1,250 981,585
Series 2018-B7, Class C, 5.01%, 05/15/53 4,770 4,502,673
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 5.02%, 10/15/35
(a)(b)
3,600 3,384,004
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 4.92%, 09/15/38
(a)(b)
4,495 4,311,825
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,320,356
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,810,268
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 3.62%, 10/15/36 ... 6,375 6,040,404
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 3.97%, 10/15/36 ... 14,288 13,431,417
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 3.49%, 10/15/36 ... 11,186 10,396,828
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 4.14%, 12/15/38 ... 13,437 12,492,433
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 2.23%, 02/15/33
(g)
.. 12,383 11,980,985
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 3.47%, 02/15/33
(g)
.. 7,261 7,025,038
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 5.57%, 02/15/33
(g)
.. 4,795 4,638,870
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 4.12%, 06/15/38 ... 11,096 10,207,277
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 5.07%, 06/15/38 ... 8,734 8,005,229
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 4.13%, 05/15/38 ... 18,644 16,782,046
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 3.57%, 10/15/38 ... 13,050 12,230,661
Series 2022-CSMO, Class C, (TSFR1M +
3.89%), 4.64%, 06/15/27 ......... 6,670 6,536,551
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 4.59%, 02/15/39 ......... 13,733 12,690,943
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 4.47%, 10/15/36 ... 13,310 12,014,325
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 4.33%, 02/15/36 .. 11,900 10,900,769
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 4.33%, 02/15/36 ... USD 8,900 $ 8,064,366
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 3.57%, 01/15/34 ... 4,680 4,378,696
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 4.32%, 01/15/34 ... 7,240 6,726,793
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 5.36%, 09/15/34 ... 959 881,501
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 4.92%, 06/15/36 ... 9,532 8,826,080
Series 2022-IND, Class E, (TSFR1M +
3.99%), 5.32%, 04/15/37 ......... 8,640 8,173,361
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 6,800 5,979,008
Series 2017-CC, Class E, 3.67%, 08/13/37 10,985 9,397,442
Series 2021-601L, Class D, 2.87%, 01/15/44 5,360 3,834,799
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 5.01%, 05/10/58
(a)
3,330 3,131,736
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,575,346
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,078,496
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
................... 2,278 2,243,464
Series 2015-GC27, Class C, 4.57%,
02/10/48
(a)
................... 2,267 2,140,717
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 2,759,841
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
......................... 980 867,488
Series 2016-GC37, Class C, 5.09%,
04/10/49
(a)
................... 2,640 2,509,472
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,750,240
Series 2016-P3, Class C, 5.05%, 04/15/49
(a)
1,271 1,180,849
Series 2018-C6, Class C, 5.23%, 11/10/51
(a)
3,976 3,813,223
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
................... 3,000 2,891,322
Series 2013-GAM, Class E, 3.53%,
02/10/28
(b)
................... 4,700 4,231,017
Series 2014-CR15, Class C, 4.82%,
02/10/47 .................... 2,050 2,020,861
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 9,200,987
Series 2015-LC19, Class C, 4.37%,
02/10/48 .................... 6,513 6,255,315
Series 2015-LC21, Class C, 4.48%,
07/10/48 .................... 3,640 3,420,489
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
................... 3,200 2,656,148
Credit Suisse Mortgage Capital Certificates
(a)
Series 2015-RPL1,  0.00%, 02/15/24 ... 8,800 8,716,048
Series 2021-980M, Class E, 3.65%,
07/15/31
(b)
................... 1,450 1,219,127
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 6.19%, 10/15/37 ... 4,661 4,426,251
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 4.83%, 11/15/38
(g)
.. 1,338 1,257,720
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
3.19%, 05/15/35
(a)(b)
............... 4,998 4,712,406
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... 10,428 9,619,723

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... USD 2,890 $ 2,631,394
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 4.44%, 11/15/38 ... 11,890 10,898,530
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 4.94%, 11/15/38 ... 4,560 4,175,644
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 3.58%, 07/15/38 ... 10,088 9,733,265
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 4.17%, 07/15/38 ... 6,530 6,240,835
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 5.02%, 07/15/38 ... 6,816 6,545,626
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,416,978
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 4.76%, 11/15/36
(a)(b)
......... 6,640 6,200,837
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
................... 1,075 1,015,011
Series 2015-GC32, Class D, 3.35%,
07/10/48 .................... 1,162 997,095
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
................... 1,581 1,249,775
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,876,594
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,794,194
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 4.67%, 10/15/36 ... 4,743 4,479,669
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 5.72%, 10/15/36 ... 1,177 1,107,769
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.26%,
12/15/48
(a)(b)
.................... 1,898 1,664,831
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class C, 3.94%,
03/15/50
(a)
..................... 5,137 4,523,771
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,258,291
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.38%, 01/15/49 4,532 3,989,945
Series 2019-OSB, Class E, 3.91%,
06/05/39
(b)
................... 2,800 2,408,999
Series 2022-NLP, Class F, (TSFR1M +
3.54%), 4.82%, 04/15/37
(b)
........ 10,610 9,760,672
Series 2022-OPO, Class D, 3.56%,
01/05/39
(b)
................... 3,360 2,815,860
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
3.12%, 05/15/36
(a)(b)
............... 12,751 12,298,162
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 3.67%,
03/15/38
(a)(b)
.................... 10,752 10,009,839
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.83%, 03/10/50
(a)(b)
... 3,375 3,110,118
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 4.07%,
10/15/38
(a)(b)
.................... 920 855,864
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 3,305 3,078,172
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 5.33%, 11/15/38 ... USD 13,800 $ 12,903,224
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 6.58%, 11/15/38 ... 25,270 22,750,869
MF1, Series 2021-W10, Class G, (TSFR1M +
4.22%), 5.50%, 12/15/34
(a)(b)(g)
........ 3,940 3,624,800
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 5.27%, 07/15/38
(a)(b)
.. 1,897 1,734,925
Morgan Stanley Bank of America Merrill Lynch
Trust
(a)
Series 2015-C23, Class D, 4.28%,
07/15/50
(b)
................... 727 658,099
Series 2017-C33, Class C, 4.56%, 05/15/50 879 802,495
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.17%,
05/15/48
(a)
................... 1,530 1,407,405
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 3.27%, 11/15/34
(a)(b)(g)
3,998 3,958,020
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 3.92%, 11/15/34
(a)(b)(g)
7,904 7,907,161
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
(g)
......................... 6,410 5,079,925
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 1,210,821
Series 2018-H3, Class C, 5.03%, 07/15/51
(a)
(g)
......................... 2,880 2,671,200
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
......................... 2,112 1,648,651
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 3.87%, 07/15/35
(a)(b)
. 4,040 3,796,491
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 4.87%,
09/15/38
(a)(b)
.................... 1,417 1,344,623
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 6.56%,
03/15/39
(a)(b)
.................... 38,023 35,911,252
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 8,300 6,529,905
Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (LIBOR USD 1 Month +
2.12%), 3.31%, 09/15/34
(a)(b)
......... 29,015 27,573,111
Park Avenue Trust, Series 2017-245P, Class E,
3.78%, 06/05/37
(a)(b)
............... 7,780 6,360,150
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 5.68%, 07/15/38
(a)(b)
......... 1,400 1,298,319
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 5.24%,
11/15/36
(a)(b)
.................... 2,377 2,218,078
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 4.99%,
07/15/23
(a)(b)
.................... 2,956 2,694,846
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 4.32%, 06/15/26 ... 5,180 4,750,675
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 5.17%, 06/15/26 .. 1,794 1,642,025
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 6,261 5,591,668
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
................... 1,600 1,561,656
Series 2016-C37, Class C, 4.64%,
12/15/49
(a)
................... 2,803 2,638,575

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
98
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-LC25, Class C, 4.48%,
12/15/59
(a)
................... USD 8,320 $ 7,718,006
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
................... 1,875 1,833,973
Series 2016-NXS6, Class C, 4.54%,
11/15/49
(a)
................... 4,783 4,430,960
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 2,996,839
Series 2017-C39, Class D, 4.48%,
09/15/50
(a)(b)
.................. 1,690 1,416,838
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 487 343,510
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
................... 2,346 2,188,982
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 2,150 1,602,088
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,059,434
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
.. 1,300 1,241,834
680,729,931
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.09%,
08/10/35 .................... 74,014 2,635,656
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 .................... 35,000 344,400
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.24%, 11/10/49 ... 60,378 2,238,122
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.84%,
09/10/47
(b)
................... 12,675 198,744
Series 2015-CR25, Class XA, 0.97%,
08/10/48 .................... 12,372 255,850
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.96%,
09/15/47 ...................... 6,384 85,815
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 1,070,681
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.94%, 03/10/50
(b)
.... 34,375 821,248
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.49%,
04/15/47
(b)
................... 80,982 388,366
Series 2015-C26, Class XD, 1.46%,
10/15/48
(b)
................... 12,675 490,269
Series 2016-C32, Class XA, 0.80%,
12/15/49 .................... 29,910 717,841
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
.... 13,600 713,184
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 .................... 40,610 409,637
Series 2017-75B, Class XB, 0.11%,
04/10/37 .................... 27,000 70,527
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 11,784 496,342
Series 2016-LC25, Class XA, 0.98%,
12/15/59 .................... 19,476 567,190
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.74%,
05/15/47 .................... 57,079 562,842
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-LC14, Class XA, 1.41%,
03/15/47 .................... USD 23,669 $ 345,597
12,412,311
Total Non-Agency Mortgage-Backed Securities — 6.2%
(Cost: $972,308,976) ............................. 920,619,092
Preferred Securities
Capital Trusts — 2.6%
Banks — 0.8%
(a)(l)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(c)
.. EUR 5,400 5,141,127
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... USD 17,500 14,520,975
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 39,856 35,073,280
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 7,270 6,288,550
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 15 12,037
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% .................. 1,200 1,148,400
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 16,930 14,940,725
Series HH, (SOFR + 3.13%), 4.60% .... 1,477 1,247,358
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 22,250 16,894,900
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 15,530 11,919,275
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 15,875 14,354,175
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 6,945,981
128,486,783
Capital Markets — 0.6%
(a)(l)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 21,025 18,604,334
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 18,415,414
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 25,394 19,547,031
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 12,030 11,612,559
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 6,755 6,081,732
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 16,500 12,869,693
87,130,763

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance — 0.4%
(a)(l)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. USD 36,150 $ 28,667,489
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 15,715,247
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 9,712 8,449,440
52,832,176
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(l)
............ 16,815 15,867,064
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(l)
............ 36,050 29,290,625
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(l)
..................... 1,923 1,745,122
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(l)
............... 26,150 23,285,367
Oil, Gas & Consumable Fuels — 0.3%
(a)(l)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 44,150 37,887,390
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 9,499 6,336,568
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% .................. 170 161,446
44,385,404
Total Capital Trusts — 2.6%
(Cost: $458,435,971) ............................. 383,023,304
Shares
Shares
Preferred Stocks — 0.5%
Banks — 0.0%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
5.35%
(a)(l)
...................... 75,000 1,902,000
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 3.53%
(a)(l)
................ 136,000 7,731,600
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(l)
.... 735,000 16,434,600
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(l)
.......... 625,000 14,562,500
Petroleo Brasileiro SA (Preference) ....... 1,067,740 5,696,300
20,258,800
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 758,149 30,474,105
Total Preferred Stocks — 0.5%
(Cost: $78,644,930) .............................. 76,801,105
Security
Shares
Shares Value
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 4.85%, 12/21/65
(a)(b)
.. 16,872,000 $ 12,316,718
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 5.10%, 12/21/65
(a)(b)
. 11,944,000 8,991,082
Total Trust Preferreds — 0.1%
(Cost: $27,894,930) .............................. 21,307,800
Total Preferred Securities — 3.2%
(Cost: $564,975,831) ............................. 481,132,209
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
............... USD 4,627 4,205,159
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.20%, 05/25/25
(a)(b)
............... 1,500 1,477,703
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $5,966,381) .............................. 5,682,862
Shares
Shares
Warrants
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 1,489 15,292
Total Warrants — 0.0%
(Cost: $0) .................................... 15,292
Total Long-Term Investments — 95.9%
(Cost: $15,559,782,302) ........................... 14,251,303,508
Short-Term Securities
Money Market Funds — 7.2%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 481,903,520 481,903,520
SL Liquidity Series, LLC, Money Market Series,
1.73%
(t)
....................... 581,038,278 580,922,071
Total Short-Term Securities — 7.2%
(Cost: $1,062,824,049) ........................... 1,062,825,591
Total Options Purchased — 0.0%
( Cost: $10,400,852 ) .............................. 6,037,376
Total Investments Before Options Written — 103.1%
(Cost: $16,633,007,203 ) ........................... 15,320,166,475
Total Options Written — (0.0)%
(Premium Received — $(4,086,543)) .................. (1,941,785)
Total Investments Net of Options Written — 103.1%
(Cost: $16,628,920,660 ) ........................... 15,318,224,690
Liabilities in Excess of Other Assets — (3.1)% ............ (458,142,120)
Net Assets — 100.0% .............................. $ 14,860,082,570

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
100
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,898,680, representing 0.07% of its net assets as of period end, and an original cost of $11,734,320.
(j)
Convertible security.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (879,897,954) $ — $ — $ 481,903,520 481,903,520 $ 1,432,108 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 201,228,150 — (207,458) 1,460 580,922,071 581,038,278 6,780,702
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
44,537,320 — (41,852,864) (1,638,670) (1,045,786) — — 439,372 72,166
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,146) 31,059,813 (47,293,281) 147,719,112 3,100,737 4,406,635 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 60,133,493 — — (63,464,299) 357,848,388 4,861,410 13,865,662 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 149,965,426 (50,049,259) (51,582) 694,583 100,559,168 913,925 — —
$ 29,162,103 $ (111,107,323) $ 1,668,952,259 $ 26,924,479 $ 72,166
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 127 09/16/22 $ 6,367 $ 45,331
U.S. Treasury 10 Year Ultra Note ............................................... 5,212 09/21/22 661,924 (7,104,742)
U.S. Treasury Long Bond .................................................... 1,812 09/21/22 250,226 (3,770,861)
U.S. Treasury Ultra Bond .................................................... 258 09/21/22 39,514 (978,064)
U.S. Treasury 5 Year Note .................................................... 2,154 09/30/22 241,484 (1,621,551)
(13,429,887)
Short Contracts
Euro-BTP ............................................................... 43 09/08/22 5,548 (146,897)
Euro-Bund .............................................................. 2 09/08/22 312 7,011
EURO STOXX 50 Index ..................................................... 1,165 09/16/22 42,114 604,703
MSCI Emerging Markets Index ................................................. 8,800 09/16/22 441,188 9,836,024
S&P 500 E-Mini Index ...................................................... 5 09/16/22 947 7,629
GBP Currency ............................................................ 4,508 09/19/22 343,707 11,381,032
JPY Currency ............................................................ 654 09/19/22 60,622 1,379,044
U.S. Treasury 10 Year Note ................................................... 28 09/21/22 3,313 52,680
U.S. Treasury 10 Year Ultra Note ............................................... 18 09/21/22 2,286 53,131
U.S. Treasury Long Bond .................................................... 17 09/21/22 2,348 43,152
U.S. Treasury Ultra Bond .................................................... 30 09/21/22 4,595 154,066
Long Gilt ............................................................... 25 09/28/22 3,469 17,124
U.S. Treasury 2 Year Note .................................................... 20 09/30/22 4,196 32,475
U.S. Treasury 5 Year Note .................................................... 73 09/30/22 8,184 109,404
23,530,578
$ 10,100,691
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,424,000 USD 981,425 Deutsche Bank AG 07/08/22 $ 1,498
CHF 474,000 USD 479,060 Bank of America NA 07/08/22 17,540
CHF 249,000 USD 250,276 UBS AG 07/08/22 10,596
EUR 1,397,000 USD 1,460,063 Bank of New York Mellon 07/08/22 4,197
EUR 1,610,000 USD 1,678,007 Barclays Bank plc 07/08/22 9,509
HKD 10,453,000 USD 1,332,205 Bank of New York Mellon 07/08/22 65
HKD 5,079,000 USD 647,274 UBS AG 07/08/22 62
USD 7,222,135 AUD 9,721,000 Bank of America NA 07/08/22 512,169
USD 923,294 AUD 1,336,000 Bank of New York Mellon 07/08/22 1,110
USD 599,658 CAD 756,000 UBS AG 07/08/22 12,326
USD 670,865 CHF 640,000 Barclays Bank plc 07/08/22 350
USD 21,145,022 EUR 19,387,000 Bank of America NA 07/08/22 824,610
USD 561,635 EUR 521,000 Bank of New York Mellon 07/08/22 15,551
USD 629,272 EUR 595,000 Barclays Bank plc 07/08/22 5,625
USD 1,397,944 EUR 1,324,000 Citibank NA 07/08/22 10,198
USD 622,765 EUR 589,000 Deutsche Bank AG 07/08/22 5,407
USD 4,327,352 EUR 4,098,000 UBS AG 07/08/22 32,050
USD 1,082,707 EUR 1,022,000 Westpac Banking Corp. 07/08/22 11,501
USD 412,716 HKD 3,236,000 Bank of America NA 07/08/22 277
USD 1,225,977 HKD 9,613,000 UBS AG 07/08/22 768
USD 1,054,262 JPY 134,328,000 Bank of America NA 07/08/22 64,066
USD 1,959,068 JPY 253,761,000 Bank of New York Mellon 07/08/22 88,474
USD 886,776 JPY 110,579,000 Deutsche Bank AG 07/08/22 71,645
USD 1,662,526 JPY 212,359,000 UBS AG 07/08/22 97,126
EUR 1,520,000 USD 1,593,422 Barclays Bank plc 07/15/22 491
EUR 13,390,000 USD 14,007,533 Morgan Stanley & Co. International plc 07/15/22 33,581
EUR 3,340,000 USD 3,490,778 Standard Chartered Bank 07/15/22 11,636

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
102
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 50,000 USD 52,411 Toronto Dominion Bank 07/15/22 $ 20
GBP 1,270,000 USD 1,542,531 Morgan Stanley & Co. International plc 07/15/22 3,647
GBP 640,000 USD 775,257 Standard Chartered Bank 07/15/22 3,919
USD 886,876 EUR 840,000 Bank of New York Mellon 07/15/22 6,031
USD 339,975,231 EUR 322,060,000 Barclays Bank plc 07/15/22 2,254,461
USD 116,487 EUR 110,000 BNP Paribas SA 07/15/22 1,138
USD 3,969,511 GBP 3,250,000 Bank of New York Mellon 07/15/22 12,756
USD 2,719,917 GBP 2,210,000 Barclays Bank plc 07/15/22 29,324
USD 60,891,219 GBP 49,190,000 Goldman Sachs International 07/15/22 1,004,210
USD 21,616,212 KRW 27,541,215,664 BNP Paribas SA 07/29/22 240,676
USD 861,030 EUR 810,458 Morgan Stanley & Co. International plc 09/21/22 6,829
5,405,439
AUD 5,304,000 USD 3,724,154 Bank of New York Mellon 07/08/22 (63,042)
CAD 17,076,000 USD 13,520,230 Bank of New York Mellon 07/08/22 (253,992)
CAD 956,000 USD 754,454 UBS AG 07/08/22 (11,744)
CAD 334,000 USD 263,996 Westpac Banking Corp. 07/08/22 (4,513)
CHF 5,064,000 USD 5,463,041 Bank of America NA 07/08/22 (157,588)
DKK 964,000 USD 141,484 Barclays Bank plc 07/08/22 (5,636)
EUR 1,001,000 USD 1,065,687 Bank of America NA 07/08/22 (16,492)
EUR 53,000 USD 56,915 Bank of New York Mellon 07/08/22 (1,363)
EUR 3,564,000 USD 3,810,430 Barclays Bank plc 07/08/22 (74,837)
EUR 438,000 USD 467,028 Citibank NA 07/08/22 (7,940)
EUR 56,000 USD 61,015 Deutsche Bank AG 07/08/22 (2,319)
EUR 4,662,000 USD 4,941,530 UBS AG 07/08/22 (55,072)
EUR 9,000 USD 9,664 Westpac Banking Corp. 07/08/22 (231)
GBP 7,519,000 USD 9,751,970 Deutsche Bank AG 07/08/22 (598,805)
HKD 363,000 USD 46,272 Barclays Bank plc 07/08/22 (6)
HKD 1,644,000 USD 209,615 UBS AG 07/08/22 (82)
JPY 50,836,000 USD 389,533 Bank of America NA 07/08/22 (14,797)
JPY 6,710,000 USD 50,584 Bank of New York Mellon 07/08/22 (1,121)
JPY 253,011,000 USD 1,963,110 Barclays Bank plc 07/08/22 (98,045)
JPY 180,613,000 USD 1,424,027 Citibank NA 07/08/22 (92,643)
JPY 81,208,000 USD 621,505 Deutsche Bank AG 07/08/22 (22,882)
JPY 89,159,000 USD 684,221 UBS AG 07/08/22 (26,987)
KRW 1,530,726,000 USD 1,244,513 Barclays Bank plc 07/08/22 (61,819)
NZD 13,176,000 USD 8,979,418 UBS AG 07/08/22 (750,426)
USD 730,047 CAD 945,000 Bank of America NA 07/08/22 (4,118)
USD 771,293 EUR 740,000 Bank of New York Mellon 07/08/22 (4,335)
USD 390,136 EUR 373,000 Deutsche Bank AG 07/08/22 (823)
USD 3,171,550 GBP 2,615,000 Deutsche Bank AG 07/08/22 (11,789)
USD 630,334 HKD 4,946,000 Bank of America NA 07/08/22 (51)
USD 326,641 HKD 2,563,000 Bank of New York Mellon 07/08/22 (22)
USD 586,867 NZD 940,000 Bank of America NA 07/08/22 (204)
EUR 4,090,000 USD 4,312,398 Barclays Bank plc 07/15/22 (23,514)
EUR 1,210,000 USD 1,269,865 Standard Chartered Bank 07/15/22 (1,026)
GBP 590,000 USD 718,575 Standard Chartered Bank 07/15/22 (272)
USD 600,661 CHF 590,000 Morgan Stanley & Co. International plc 07/15/22 (17,730)
USD 177,266 EUR 170,000 Morgan Stanley & Co. International plc 07/15/22 (1,001)
(2,387,267)
$ 3,018,172

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index .......... Citibank NA 491,115,000 07/15/22 USD 4,350.00 USD 1,859,056,899 $ 22,580
S&P 500 Index .......... Citibank NA 554,795,600 09/16/22 USD 4,100.00 USD 2,100,112,168 6,014,796
$ 6,037,376
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index ............. Citibank NA 581,858,800 09/16/22 USD 4,300.00 USD 2,202,556,664 $ (1,941,785)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 540 $ (81,059) $ (47,351) $ (33,708)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 (36,003) (21,068) (14,935)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 (15,601) (9,484) (6,117)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 (27,370) (15,529) (11,841)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 350 3,506 16,156 (12,650)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 CCC EUR 420 (135,474) 51,363 (186,837)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 9,197 34,210 (25,013)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 290 (95,138) 24,210 (119,348)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 320 (104,979) 29,783 (134,762)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 140 (2,017) 5,854 (7,871)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 100 (1,441) 7,501 (8,942)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 CCC EUR 10 (3,329) 220 (3,549)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 CCC EUR 170 (56,591) 3,740 (60,331)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 40 (13,316) (85) (13,231)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC EUR 160 (53,262) — (53,262)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 CCC EUR 60 (19,973) 254 (20,227)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 260 (7,699) 10,303 (18,002)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 178 (5,274) 12,305 (17,579)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (52,048) (12,531) (39,517)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (39,631) 9,550 (49,181)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (38,522) 9,817 (48,339)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (20,331) 4,863 (25,194)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (20,331) 5,716 (26,047)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
104
Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
K+S AG ............ 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 560 $ 46,213 $ 45,184 $ 1,029
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 480 (68,792) (30,169) (38,623)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 (24,209) 16,280 (40,489)
ADLER Real Estate AG . 5.00 Quarterly
Credit Suisse
International 06/20/27 CCC EUR 300 (101,082) (43,280) (57,802)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 66 (2,855) 2,049 (4,904)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,310 (56,970) 59,777 (116,747)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 362 (15,742) 12,262 (28,004)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 97 (4,206) 3,486 (7,692)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 364 (15,819) 13,340 (29,159)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 342 (14,870) 12,539 (27,409)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (18,937) (12,534) (6,403)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 (21,807) (19,716) (2,091)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (37,873) (25,069) (12,804)
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB- EUR 490 (95,963) (64,410) (31,553)
Telecom Italia SpA ..... 1.00 Quarterly Citibank NA 06/20/29 BB- EUR 300 (63,698) (56,494) (7,204)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (128,183) (103,644) (24,539)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (641,268) (346,577) (294,691)
$ (2,082,747) $ (417,179) $ (1,665,568)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 9,558,609 $ 122,834
(c)
$ 9,693,571 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 12,178,134 (472,750)
(e)
11,645,826 0.1
$ (349,916) $ 21,339,39 7
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(12,128) of net dividends and financing fees.
(e)
Amount includes $59,558 of net dividends and financing fees.
(b) (d)
Range: 95 basis points 60-95 basis points
Benchmarks: USD – 1D Overnight Bank Funding Rate (OBFR01) USD – 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 3,122,300 $ 9,693,571 100.0%
Total Reference Entity — Long ............ 9,693,571
Net Value of Reference Entity — HSBC Bank plc $ 9,693,571
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 69,523 4,501,867 38.7
Egypt
Commercial International Bank
Egypt SAE ............ 761,282 1,507,784 12.9
Hong Kong
Prudential plc ............ 452,924 5,634,028 48.4
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.0
Total Reference Entity — Long ............ 11,645,826
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 11,645,826

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
106
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,605,812,634 $ — $ 1,605,812,634
Common Stocks
Aerospace & Defense .................................... 20,692,307 7,111,213 — 27,803,520
Air Freight & Logistics .................................... 3,318,361 3,342,052 — 6,660,413
Airlines .............................................. 9,048,792 8,523,726 — 17,572,518
Auto Components ...................................... 5,135,179 — — 5,135,179
Automobiles .......................................... 7,495,106 10,699,454 — 18,194,560
Banks ............................................... 91,609,818 164,819,099 947 256,429,864
Beverages ........................................... 28,938,307 19,955,174 — 48,893,481
Biotechnology ......................................... 20,620,264 4,944,742 — 25,565,006
Building Products ....................................... — 2,776,367 — 2,776,367
Capital Markets ........................................ 28,973,299 — — 28,973,299
Chemicals ............................................ 18,108,414 16,668,531 — 34,776,945
Commercial Services & Supplies ............................. — — 4,048 4,048
Communications Equipment ................................ 11,033,381 10,399,089 — 21,432,470
Construction & Engineering ................................ — 5,829,718 — 5,829,718
Construction Materials .................................... — 8,658,145 — 8,658,145
Consumer Finance ...................................... 22,630,498 — — 22,630,498
Containers & Packaging .................................. 7,488,362 — — 7,488,362
Diversified Financial Services ............................... 12,498,275 74,310 — 12,572,585
Diversified Telecommunication Services ........................ 30,813,601 69,729,753 — 100,543,354
Electric Utilities ........................................ 121,965,139 47,519,253 — 169,484,392
Electrical Equipment ..................................... — 14,971,130 — 14,971,130
Electronic Equipment, Instruments & Components ................. 11,679,569 12,451,671 — 24,131,240
Energy Equipment & Services .............................. 6,751,163 — — 6,751,163
Equity Real Estate Investment Trusts (REITs) .................... 463,733,474 67,196,775 — 530,930,249

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Food & Staples Retailing .................................. $ 31,270,676 $ 2,430,931 $ 2,075 $ 33,703,682
Food Products ......................................... 6,131,131 28,326,691 — 34,457,822
Gas Utilities ........................................... 7,378,198 28,354,036 — 35,732,234
Health Care Equipment & Supplies ........................... 33,542,844 — — 33,542,844
Health Care Providers & Services ............................ 57,168,431 6,477,131 — 63,645,562
Hotels, Restaurants & Leisure .............................. 8,944,467 7,502,250 — 16,446,717
Household Durables ..................................... 17,373,477 7,900,293 — 25,273,770
Household Products ..................................... 5,356,400 26,881,163 — 32,237,563
Independent Power and Renewable Electricity Producers ............ — 3,967,474 — 3,967,474
Industrial Conglomerates .................................. 48,531 3,586,169 — 3,634,700
Insurance ............................................ 80,052,233 50,743,780 — 130,796,013
Interactive Media & Services ............................... 1,848,417 15,089,027 — 16,937,444
Internet & Direct Marketing Retail ............................ 10,849,051 10,786,064 — 21,635,115
IT Services ........................................... 64,240,327 54,745,959 — 118,986,286
Leisure Products ....................................... 18,033,824 — — 18,033,824
Life Sciences Tools & Services .............................. — 14,689,597 — 14,689,597
Machinery ............................................ 15,451,430 40,409,147 — 55,860,577
Marine .............................................. — 221,868 — 221,868
Media ............................................... 18,979,446 3,047,106 — 22,026,552
Metals & Mining ........................................ 4,615,638 30,507,333 110 35,123,081
Multiline Retail ......................................... 4,480,056 — 13,777 4,493,833
Multi-Utilities .......................................... 76,156,711 2,216,864 — 78,373,575
Oil, Gas & Consumable Fuels ............................... 122,433,978 38,196,372 76 160,630,426
Personal Products ...................................... 22,213,027 6,205,551 — 28,418,578
Pharmaceuticals ....................................... 47,590,525 101,839,216 — 149,429,741
Professional Services .................................... 3,967,672 31,739,768 — 35,707,440
Real Estate Management & Development ....................... — 93,316,175 — 93,316,175
Road & Rail ........................................... 27,377,783 5,069,039 — 32,446,822
Semiconductors & Semiconductor Equipment .................... 17,177,553 89,737,580 — 106,915,133
Software ............................................. 44,921,030 — — 44,921,030
Specialty Retail ........................................ 5,180,289 8,162,744 — 13,343,033
Technology Hardware, Storage & Peripherals .................... — 7,215,715 — 7,215,715
Textiles, Apparel & Luxury Goods ............................ 3,591,289 40,522,194 — 44,113,483
Thrifts & Mortgage Finance ................................ — 8,231,511 — 8,231,511
Tobacco ............................................. 24,321,597 4,215,035 — 28,536,632
Trading Companies & Distributors ............................ 762,647 22,925,422 — 23,688,069
Transportation Infrastructure ............................... 12,183,801 119,215,280 — 131,399,081
Water Utilities ......................................... 1,399,033 7,593,263 — 8,992,296
Wireless Telecommunication Services ......................... 6,371,616 36,955,328 52,638 43,379,582
Corporate Bonds
Aerospace & Defense .................................... — 100,139,957 — 100,139,957
Air Freight & Logistics .................................... — 1,721,489 — 1,721,489
Airlines .............................................. — 78,747,128 — 78,747,128
Auto Components ...................................... — 64,534,706 — 64,534,706
Automobiles .......................................... — 35,375,797 — 35,375,797
Banks ............................................... — 580,967,371 — 580,967,371
Beverages ........................................... — 8,470,794 — 8,470,794
Biotechnology ......................................... — 13,900,519 — 13,900,519
Building Products ....................................... — 31,143,161 — 31,143,161
Capital Markets ........................................ — 183,520,492 10,898,680 194,419,172
Chemicals ............................................ — 72,935,578 — 72,935,578
Commercial Services & Supplies ............................. — 104,686,278 — 104,686,278
Communications Equipment ................................ — 29,850,452 — 29,850,452
Construction & Engineering ................................ — 11,321,421 — 11,321,421
Construction Materials .................................... — 1,427,597 — 1,427,597
Consumer Finance ...................................... — 130,425,154 — 130,425,154
Containers & Packaging .................................. — 81,058,957 — 81,058,957
Distributors ........................................... — 5,359,391 — 5,359,391
Diversified Consumer Services .............................. — 16,591,360 — 16,591,360
Diversified Financial Services ............................... — 32,675,919 — 32,675,919
Diversified Telecommunication Services ........................ — 236,730,250 — 236,730,250
Electric Utilities ........................................ — 111,932,169 — 111,932,169
Electrical Equipment ..................................... — 11,695,621 — 11,695,621
Electronic Equipment, Instruments & Components ................. — 6,503,431 — 6,503,431
Energy Equipment & Services .............................. — 21,142,083 — 21,142,083
Entertainment ......................................... — 29,047,175 — 29,047,175

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
108
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Equity Real Estate Investment Trusts (REITs) .................... $ — $ 78,941,907 $ — $ 78,941,907
Food & Staples Retailing .................................. — 29,794,781 — 29,794,781
Food Products ......................................... — 43,695,612 — 43,695,612
Gas Utilities ........................................... — 2,622,759 — 2,622,759
Health Care Equipment & Supplies ........................... — 25,314,373 — 25,314,373
Health Care Providers & Services ............................ — 131,698,820 — 131,698,820
Health Care Technology .................................. — 4,499,664 — 4,499,664
Hotels, Restaurants & Leisure .............................. — 196,221,852 1,623,780 197,845,632
Household Durables ..................................... — 22,785,902 — 22,785,902
Household Products ..................................... — 5,455,506 — 5,455,506
Independent Power and Renewable Electricity Producers ............ — 22,952,158 — 22,952,158
Industrial Conglomerates .................................. — 1,985,692 — 1,985,692
Insurance ............................................ — 125,269,792 — 125,269,792
Interactive Media & Services ............................... — 7,578,937 — 7,578,937
Internet & Direct Marketing Retail ............................ — 19,726,629 — 19,726,629
IT Services ........................................... — 53,365,149 — 53,365,149
Leisure Products ....................................... — 4,143,325 — 4,143,325
Life Sciences Tools & Services .............................. — 14,538,490 — 14,538,490
Machinery ............................................ — 37,766,015 — 37,766,015
Marine .............................................. — 3,391,701 — 3,391,701
Media ............................................... — 202,479,013 — 202,479,013
Metals & Mining ........................................ — 87,457,841 — 87,457,841
Mortgage Real Estate Investment Trusts (REITs) .................. — 962,826 — 962,826
Multiline Retail ......................................... — 3,039,249 — 3,039,249
Multi-Utilities .......................................... — 15,908,706 — 15,908,706
Oil, Gas & Consumable Fuels ............................... — 399,450,637 — 399,450,637
Paper & Forest Products .................................. — 2,614,118 — 2,614,118
Personal Products ...................................... — 5,566,837 — 5,566,837
Pharmaceuticals ....................................... — 53,380,919 — 53,380,919
Professional Services .................................... — 14,823,352 — 14,823,352
Real Estate Management & Development ....................... — 75,505,414 — 75,505,414
Road & Rail ........................................... — 56,299,837 — 56,299,837
Semiconductors & Semiconductor Equipment .................... — 31,925,493 — 31,925,493
Software ............................................. — 102,646,678 — 102,646,678
Specialty Retail ........................................ — 68,022,393 — 68,022,393
Technology Hardware, Storage & Peripherals .................... — 10,096,008 — 10,096,008
Textiles, Apparel & Luxury Goods ............................ — 5,905,920 — 5,905,920
Thrifts & Mortgage Finance ................................ — 20,394,849 — 20,394,849
Tobacco ............................................. — 5,447,203 — 5,447,203
Trading Companies & Distributors ............................ — 28,263,782 — 28,263,782
Transportation Infrastructure ............................... — 4,852,093 — 4,852,093
Water Utilities ......................................... — 1,236,465 — 1,236,465
Wireless Telecommunication Services ......................... — 76,728,291 — 76,728,291
Equity-Linked Notes ...................................... — 1,801,332,633 — 1,801,332,633
Floating Rate Loan Interests
Aerospace & Defense .................................... — 38,156,268 — 38,156,268
Air Freight & Logistics .................................... — 457,243 — 457,243
Airlines .............................................. — 21,743,311 3,753,126 25,496,437
Auto Components ...................................... — 11,010,694 — 11,010,694
Automobiles .......................................... — 3,650,771 — 3,650,771
Banks ............................................... — — 10,441,000 10,441,000
Beverages ........................................... — 3,871,206 — 3,871,206
Building Products ....................................... — 15,796,749 — 15,796,749
Capital Markets ........................................ — 14,788,951 9,980,425 24,769,376
Chemicals ............................................ — 34,027,290 2,649,469 36,676,759
Commercial Services & Supplies ............................. — 31,787,616 — 31,787,616
Communications Equipment ................................ — 4,636,600 — 4,636,600
Construction & Engineering ................................ — 14,521,911 — 14,521,911
Construction Materials .................................... — 8,047,858 — 8,047,858
Containers & Packaging .................................. — 15,880,977 — 15,880,977
Distributors ........................................... — 1,255,733 — 1,255,733
Diversified Consumer Services .............................. — 16,771,435 2,547,810 19,319,245
Diversified Financial Services ............................... — 67,446,074 95,287,230 162,733,304
Diversified Telecommunication Services ........................ — 40,070,572 — 40,070,572
Electric Utilities ........................................ — 2,616,014 — 2,616,014
Electrical Equipment ..................................... — 527,182 3,192,367 3,719,549

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ — $ 18,478,867 $ 2,704,367 $ 21,183,234
Equity Real Estate Investment Trusts (REITs) .................... — 492,442 — 492,442
Food & Staples Retailing .................................. — 5,519,407 — 5,519,407
Food Products ......................................... — 27,765,309 — 27,765,309
Health Care Equipment & Supplies ........................... — 3,924,123 — 3,924,123
Health Care Providers & Services ............................ — 31,333,718 — 31,333,718
Health Care Technology .................................. — 7,804,616 — 7,804,616
Hotels, Restaurants & Leisure .............................. — 43,907,711 26,663,787 70,571,498
Household Durables ..................................... — 9,104,578 — 9,104,578
Household Products ..................................... — 5,442,932 — 5,442,932
Independent Power and Renewable Electricity Producers ............ — 1,420,760 — 1,420,760
Industrial Conglomerates .................................. — — 8,359,843 8,359,843
Insurance ............................................ — 44,181,616 2,406,049 46,587,665
Interactive Media & Services ............................... — 23,416,391 — 23,416,391
Internet & Direct Marketing Retail ............................ — 3,623,759 4,564,715 8,188,474
IT Services ........................................... — 16,492,498 3,537,284 20,029,782
Leisure Products ....................................... — 1,463,470 — 1,463,470
Life Sciences Tools & Services .............................. — 18,466,383 2,101,211 20,567,594
Machinery ............................................ — 36,733,387 — 36,733,387
Media ............................................... — 42,066,716 7,364,126 49,430,842
Oil, Gas & Consumable Fuels ............................... — 20,047,350 — 20,047,350
Personal Products ...................................... — 10,370,338 — 10,370,338
Pharmaceuticals ....................................... — 10,733,375 4,761,360 15,494,735
Professional Services .................................... — 33,212,698 — 33,212,698
Road & Rail ........................................... — 5,823,395 — 5,823,395
Semiconductors & Semiconductor Equipment .................... — 804,613 — 804,613
Software ............................................. — 134,084,311 3,389,092 137,473,403
Specialty Retail ........................................ — 25,761,556 643,670 26,405,226
Textiles, Apparel & Luxury Goods ............................ — 2,329,735 — 2,329,735
Trading Companies & Distributors ............................ — 6,071,655 8,271,495 14,343,150
Transportation Infrastructure ............................... — 1,372,265 11,507,335 12,879,600
Wireless Telecommunication Services ......................... — 4,170,121 3,171,081 7,341,202
Foreign Agency Obligations ................................. — 73,047,560 — 73,047,560
Foreign Government Obligations .............................. — 151,845,518 — 151,845,518
Investment Companies .................................... 773,137,232 — — 773,137,232
Non-Agency Mortgage-Backed Securities ........................ — 857,082,523 63,536,569 920,619,092
Preferred Securities
Banks ............................................... 1,902,000 128,486,783 — 130,388,783
Capital Markets ........................................ — 87,130,763 — 87,130,763
Commercial Services & Supplies ............................. — 12,316,718 — 12,316,718
Consumer Finance ...................................... 7,731,600 61,823,258 — 69,554,858
Diversified Financial Services ............................... — 15,867,064 — 15,867,064
Electric Utilities ........................................ — 29,290,625 — 29,290,625
Independent Power and Renewable Electricity Producers ............ — 1,745,122 — 1,745,122
Insurance ............................................ 16,434,600 23,285,367 — 39,719,967
Oil, Gas & Consumable Fuels ............................... 20,258,800 44,385,404 — 64,644,204
Technology Hardware, Storage & Peripherals .................... — 30,474,105 — 30,474,105
U.S. Government Sponsored Agency Securities .................... — 5,682,862 — 5,682,862
Warrants .............................................. 15,292 — — 15,292
Short-Term Securities
Money Market Funds ...................................... 481,903,520 — — 481,903,520
Options Purchased
Equity contracts .......................................... — 6,037,376 — 6,037,376
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (3,897) (175,167) (179,064)
$ 3,025,329,481 $ 11,420,481,484 $ 293,254,375 $ 14,739,065,340
Investments valued at NAV
(b)
...................................... 580,922,071
$ —
$ 15,319,987,411
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,029 $ — $ 1,029
Equity contracts ........................................... 9,888,984 727,537 — 10,616,521
Foreign currency exchange contracts ............................ 12,760,076 5,405,4 39 — 18,165,51 5
Interest rate contracts ....................................... 469,043 — — 469,043

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
110
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (1,666,597) $ — $ (1,666,597)
Equity contracts ........................................... — (2,414,535) — (2,414,535)
Foreign currency exchange contracts ............................ — (2,387,267) — (2,387,267)
Interest rate contracts ....................................... (13,622,115) — — (13,622,115)
$ 9,495,988 $ (334,39 4 ) $ — $ 9,161,59 4
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2021 ....................................... $ 86,050,284 $ 67,395 $ — $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into Level 3 ................................................. — 2,947,830 — 25,080,841 — — 28,028,671
Transfers out of Level 3 ................................................ (82,730,565) — — (38,938,499) (2,176,123) — (123,845,187)
Accrued discounts/premiums ............................................. 502 — — 29,977 — — 30,479
Net realized loss ..................................................... — — — (91,030) (2,260,930) — (2,351,960)
Net change in unrealized appreciation (depreciation)
(a)
............................ 179,779 (2,941,554) 766,195 44,551,238 22,471,059 (168,382) 64,858,335
Purchases ......................................................... — — 11,756,265 48,779,655 — — 60,535,920
Sales ............................................................ (3,500,000) — — (9,344,812) (4,792,834) — (17,637,646)
Closing balance, as of June 30, 2022 .......................................
$ — $ 73,671 $ 12,522,460 $ 217,296,842 $ 63,536,569 $ (175,167) $ 293,254,375
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022
(a)
$ 187,949 $ (2,885,126) $ (835,640) $ (2,981,047) $ (2,027,767) $ (168,382) $ (8,710,013)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
111
Financial Statements
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 13,651,214,216
Investments, at value — affiliated
(c)
......................................................................................... 1,668,952,259
Cash   ............................................................................................................. 8,893,874
Cash pledged:
Collateral — exchange-traded options written .................................................................................. 310,000
Collateral — OTC derivatives ............................................................................................ 1,897,038
Futures contracts .................................................................................................... 61,552,425
Foreign currency, at value
(d)
.............................................................................................. 26,370,827
Receivables: –
Investments sold .................................................................................................... 209,098,009
Securities lending income — affiliated ...................................................................................... 809,910
Capital shares sold ................................................................................................... 17,328,510
Dividends — affiliated ................................................................................................. 527,262
Dividends — unaffiliated ............................................................................................... 11,649,530
Interest — unaffiliated ................................................................................................. 97,829,071
From the Manager ................................................................................................... 139,346
Variation margin on futures contracts ....................................................................................... 14,893,669
Swap premiums paid ................................................................................................... 390,762
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,405,439
OTC swaps ........................................................................................................ 123,863
Prepaid expenses ..................................................................................................... 191,545
Total assets .........................................................................................................
15,777,577,555
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................................ 7,600,000
Collateral on securities loaned ............................................................................................. 581,102,196
Options written, at value
(e)
................................................................................................ 1,941,785
Payables: –
Investments purchased ................................................................................................ 249,682,008
Accounting services fees ............................................................................................... 889,692
Administration fees ................................................................................................... 420,706
Capital shares redeemed ............................................................................................... 42,324,233
Custodian fees ...................................................................................................... 1,015,010
Deferred foreign capital gain tax .......................................................................................... 733,007
Income dividend distributions ............................................................................................ 8,334,514
Investment advisory fees ............................................................................................... 5,585,882
Trustees' and Officer's fees ............................................................................................. 59,158
Other affiliate fees ................................................................................................... 33,053
Professional fees .................................................................................................... 194,112
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 1,841,611
Transfer agent fees .................................................................................................. 3,265,517
Other accrued expenses ............................................................................................... 129,861
Variation margin on futures contracts ....................................................................................... 6,071,589
Swap premiums received ................................................................................................ 807,941
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,387,267
OTC swaps ........................................................................................................ 2,139,347
Unfunded floating rate loan interests ....................................................................................... 179,064
Total liabilities ........................................................................................................
917,494,985
NET ASSETS ........................................................................................................
$ 14,860,082,570

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
112
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 17,248,989,182
Accumulated loss ..................................................................................................... (2,388,906,612)
NET ASSETS ........................................................................................................
$ 14,860,082,570
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 14,913,823,583
(b)
  Securities loaned, at value .............................................................................................. $ 566,312,521
(c)
  Investments, at c ost — affiliated .......................................................................................... $ 1,719,183,620
(d)
  Foreign currency, at cost ............................................................................................... $ 26,209,707
(e)
  Premiums received .................................................................................................. $ 4,086,543
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
113
Financial Statements
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 8,225,427,427
Shares outstanding ..................................................................................................
850,676,790
Net asset value .....................................................................................................
$ 9.67
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 4,630,545,538
Shares outstanding ..................................................................................................
479,447,174
Net asset value .....................................................................................................
$ 9.66
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 999,344,384
Shares outstanding ..................................................................................................
103,598,954
Net asset value .....................................................................................................
$ 9.65
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 1,004,765,221
Shares outstanding ..................................................................................................
103,965,085
Net asset value .....................................................................................................
$ 9.66
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

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shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
RETINC-6/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 19, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 19, 2022